UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: November 30, 2016

*

This Form N-CSR pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have fiscal year ends other than May 31st.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

November 30, 2016

MFS® ABSOLUTE

RETURN FUND

ART-SEM

MFS® ABSOLUTE RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, even after a recent rise in bond yields, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth,

there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income	U.S.	63.1%	20.6%	83.7%
	Asia/Pacific ex-Japan	3.5%	13.5%	17.0%
	United Kingdom	4.0%	0.1%	4.1%
	Emerging Markets	2.4%	0.0%	2.4%
	Supranational	1.1%	0.0%	1.1%
	North America ex-U.S.	5.7%	(5.1)%	0.6%
	Developed - Middle East/Africa	0.3%	0.0%	0.3%
	Europe ex-U.K.	16.4%	(16.3)%	0.1%
	Japan	3.3%	(13.1)%	(9.8)%
Equity	Europe ex-U.K.	0.0%	5.6%	5.6%
	United Kingdom	0.0%	5.3%	5.3%
	Emerging Markets	0.0%	1.3%	1.3%
	North America ex-U.S.	0.0%	0.5%	0.5%
	Asia/Pacific ex-Japan	0.0%	0.2%	0.2%
	U.S. Small/Mid Cap	0.0%	(3.5)%	(3.5)%
	Japan	0.0%	(4.1)%	(4.1)%
	U.S. Large Cap	0.0%	(6.4)%	(6.4)%
Real Estate-related	U.S.	0.8%	0.0%	0.8%
Cash	Cash & Cash Equivalents (d)	(0.3)%	0.0%	(0.3)%
	Other (e)	(0.3)%	1.4%	1.1%

Top ten holdings (c)
Australian Treasury Bond 10 yr Future DEC 2016	13.5%
iBoxx $ Liquid High Yield Index Total Return Swap JUN 2017	10.6%
U.S. Treasury Notes 10 yr Future MAR 2017	10.0%
FTSE 100 Index Future DEC 2016	5.3%
U.S. Treasury Notes, 0.875%, 3/31/2018	4.5%
Hang Seng Index Future DEC 2016	4.3%
Canadian Treasury Bond 10 yr Future MAR 2017	(5.0)%
S&P 500 E-Mini Index Future DEC 2016	(6.5)%
Japanese Government Bond 10 yr Future DEC 2016	(13.1)%
Euro Bund 10 yr Future DEC 2016	(16.3)%

2

Portfolio Composition – continued

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Regional distinctions are based upon the issuer country of the individual securities. All of the holdings that are included within the Active Security Selection column are U.S. Dollar denominated securities.

Percentages are based on net assets as of 11/30/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2016 through November 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2016 through November 30, 2016.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/16	Ending Account Value 11/30/16	Expenses Paid During Period (p) 6/01/16-11/30/16
A	Actual	1.19%	$1,000.00	$1,015.33	$6.01
	Hypothetical (h)	1.19%	$1,000.00	$1,019.10	$6.02
B	Actual	1.95%	$1,000.00	$1,010.88	$9.83
	Hypothetical (h)	1.95%	$1,000.00	$1,015.29	$9.85
C	Actual	1.95%	$1,000.00	$1,010.89	$9.83
	Hypothetical (h)	1.95%	$1,000.00	$1,015.29	$9.85
I	Actual	0.95%	$1,000.00	$1,015.48	$4.80
	Hypothetical (h)	0.95%	$1,000.00	$1,020.31	$4.81
R1	Actual	1.95%	$1,000.00	$1,010.87	$9.83
	Hypothetical (h)	1.95%	$1,000.00	$1,015.29	$9.85
R2	Actual	1.45%	$1,000.00	$1,014.00	$7.32
	Hypothetical (h)	1.45%	$1,000.00	$1,017.80	$7.33
R3	Actual	1.20%	$1,000.00	$1,015.30	$6.06
	Hypothetical (h)	1.20%	$1,000.00	$1,019.05	$6.07
R4	Actual	0.95%	$1,000.00	$1,016.59	$4.80
	Hypothetical (h)	0.95%	$1,000.00	$1,020.31	$4.81
R6 (formerly Class R5)	Actual	0.90%	$1,000.00	$1,015.75	$4.55
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense ratios include 0.05% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

5

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.8%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 14.9%
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	$195,758	$195,658
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	530,000	529,991
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/2022 (n)	53,895	53,829
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	621,000	621,135
Capital Auto Receivables Asset Trust, 2016-3, “A2A”, 1.36%, 4/22/2019	290,000	290,000
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	1,360,000	1,347,986
Chesapeake Funding LLC, “A”, FRN, 0.983%, 1/07/2025 (n)	171,381	171,363
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 1.033%, 2/07/2027 (n)	673,525	672,690
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (z)	400,000	399,562
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	25,126	25,113
Colony Starwood Homes, 2016-2A, “A”, FRN, 1.785%, 12/17/2033 (z)	810,000	810,622
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	742,000	746,234
Credit Acceptance Auto Loan Trust, 2016-2A, “A”, 2.42%, 11/15/2023 (n)	510,000	510,391
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (z)	807,000	801,563
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.134%, 9/15/2039	197,329	200,703
Cutwater Ltd., 2014-1A, “A”, FRN, 2.4%, 7/15/2026 (z)	590,000	588,475
CWCapital Cobalt Ltd., “A4”, FRN, 5.954%, 5/15/2046	265,495	269,301
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (z)	740,000	739,942
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	470,000	469,877
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/2019 (n)	58,286	58,254
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/2019 (n)	75,223	75,210
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	180,299	180,346
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (z)	950,951	950,003
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	425,065	428,977
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	227,000	229,819

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	$1,263,000	$1,277,648
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.938%, 1/15/2020	1,000,000	1,001,696
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.942%, 7/20/2019	1,507,000	1,506,903
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	422,116	422,161
GO Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/2018 (n)	13,243	13,238
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/2018 (n)	138,593	138,756
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 1.087%, 12/10/2027 (n)	162,095	162,087
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/2017 (n)	12,278	12,277
Hyundai Auto Lease Securitization Trust, 2016-C, “A2”, 1.3%, 3/15/2019 (n)	890,000	889,770
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	267,073	266,877
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/2049	164,268	164,730
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/2017 (n)	102,942	102,922
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.411%, 10/20/2026 (z)	395,606	394,663
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.41%, 10/15/2027 (z)	523,217	521,949
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/2018	340,179	340,132
Mercedes-Benz Master Owner Trust, 2016-AA, “A”, FRN, 1.118%, 5/15/2020 (n)	1,100,000	1,103,629
Motor PLC, 2015-1A, “A1”, FRN, 1.192%, 6/25/2022 (n)	523,099	522,532
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.883%, 11/25/2025 (n)	126,022	126,072
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (z)	164,601	164,961
Navient Student Loan Trust, 2016-AA , “A1”, FRN, 1.638%, 12/15/2025 (n)	217,950	218,808
Navient Student Loan Trust, 2016-3A, “A1”, FRN, 1.184%, 6/25/2065 (n)	372,029	373,104
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	1,000,000	1,000,020
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.938%, 1/15/2020	370,000	370,409
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (z)	300,668	301,263
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (z)	260,000	260,132
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (z)	400,000	399,615
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	277,874	277,352

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (z)	$1,000,000	$999,102
Suntrust Auto Receivables Trust, 0.99%, 6/15/2018 (n)	114,034	114,029
Sway Residential Trust, 2014-1, “A”, FRN, 1.85%, 1/17/2032 (n)	520,833	520,992
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.8%, 5/17/2032 (n)	312,379	311,326
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.589%, 11/17/2033 (z)	650,000	635,423
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	983,000	978,465
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.912%, 7/22/2019 (n)	1,500,000	1,497,427
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	535,000	535,501
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/2023 (n)	43,331	43,299
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/2024 (n)	724,843	724,407

		$30,060,721
Automotive - 4.8%
American Honda Finance Corp., 1.6%, 7/13/2018	$800,000	$801,023
American Honda Finance Corp., FRN, 1.307%, 9/20/2017	470,000	471,469
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	1,100,000	1,097,190
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	810,000	800,424
Ford Motor Credit Co. LLC, FRN, 1.361%, 9/08/2017	1,000,000	999,775
Ford Motor Credit Co. LLC, FRN, 1.816%, 1/09/2018	280,000	280,349
Hyundai Capital America, 2%, 3/19/2018 (n)	875,000	874,847
Hyundai Capital America, 2.4%, 10/30/2018 (n)	480,000	482,106
Nissan Motor Acceptance Corp., FRN, 1.385%, 3/03/2017 (n)	550,000	550,565
Toyota Motor Credit Corp., 1.7%, 2/19/2019	620,000	618,322
Toyota Motor Credit Corp., FRN, 1.27%, 1/17/2019	850,000	850,709
Volkswagen Group of America Finance LLC, 1.65%, 5/22/2018 (n)	790,000	785,308
Volkswagen Group of America Finance LLC, FRN, 1.29%, 5/23/2017 (n)	830,000	828,731
Volkswagen Group of America Finance LLC, FRN, 1.351%, 11/20/2017 (n)	250,000	249,248

		$9,690,066
Banks & Diversified Financials (Covered Bonds) - 0.3%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/2017 (n)	$600,000	$598,709

Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$203,000	$202,024

Brokerage & Asset Managers - 0.5%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$680,000	$687,151
NYSE Euronext, 2%, 10/05/2017	412,000	414,298

		$1,101,449

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$560,000	$557,138

Business Services - 0.9%
Cisco Systems, Inc., FRN, 1.115%, 3/03/2017	$1,000,000	$1,000,734
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	230,000	233,990
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	590,000	575,183

		$1,809,907
Chemicals - 1.9%
CF Industries, Inc., 6.875%, 5/01/2018	$846,000	$890,415
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	1,000,000	997,247
Dow Chemical Co., 8.55%, 5/15/2019	840,000	965,117
LyondellBasell Industries N.V., 5%, 4/15/2019	850,000	899,677

		$3,752,456
Computer Software - 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$520,000	$529,650
Microsoft Corp., 2%, 11/03/2020	1,267,000	1,265,728

		$1,795,378
Computer Software - Systems - 0.2%
Apple, Inc., 1.7%, 2/22/2019	$345,000	$345,869

Conglomerates - 0.4%
ABB Finance (USA), Inc., 1.625%, 5/08/2017	$288,000	$288,596
Fortive Corp., 1.8%, 6/15/2019 (n)	230,000	228,088
Roper Industries, Inc., 1.85%, 11/15/2017	382,000	383,290

		$899,974
Consumer Products - 1.1%
Mattel, Inc., 1.7%, 3/15/2018	$139,000	$138,828
Newell Brands, Inc., 2.6%, 3/29/2019	340,000	344,264
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	236,000	236,749
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	680,000	690,333
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	910,000	912,872

		$2,323,046
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$249,000	$249,960

Electrical Equipment - 0.6%
Amphenol Corp., 1.55%, 9/15/2017	$450,000	$450,614
Arrow Electronics, Inc., 3%, 3/01/2018	141,000	142,515

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - continued
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$593,000	$591,972

		$1,185,101
Electronics - 0.6%
Intel Corp., 1.35%, 12/15/2017	$581,000	$582,162
Tyco Electronics Group S.A., 2.375%, 12/17/2018	155,000	156,578
Xilinx, Inc., 2.125%, 3/15/2019	480,000	481,143

		$1,219,883
Emerging Market Quasi-Sovereign - 0.8%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$548,000	$554,028
Korea Gas Corp., 2.25%, 7/25/2017 (n)	260,000	260,935
Petroleos Mexicanos, 3.125%, 1/23/2019	170,000	168,164
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	627,000	624,996

		$1,608,123
Emerging Market Sovereign - 0.3%
State of Qatar, 2.375%, 6/02/2021 (n)	$540,000	$532,467

Energy - Integrated - 1.3%
BP Capital Markets PLC, 2.521%, 1/15/2020	$403,000	$405,073
Chevron Corp., 1.104%, 12/05/2017	314,000	313,416
Shell International Finance B.V., 1.125%, 8/21/2017	600,000	599,878
Shell International Finance B.V., 1.375%, 5/10/2019	830,000	819,959
Total Capital International S.A., 1.5%, 2/17/2017	500,000	500,356

		$2,638,682
Financial Institutions - 0.3%
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	$340,000	$343,313
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	200,000	200,314

		$543,627
Food & Beverages - 5.3%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$673,000	$672,991
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	708,000	710,457
Anheuser-Busch InBev Finance, Inc., FRN, 2.15%, 2/01/2019	675,000	679,083
Anheuser-Busch InBev S.A., 1.375%, 7/15/2017	130,000	130,080
Diageo Capital PLC, 1.5%, 5/11/2017	300,000	300,564
General Mills, Inc., 1.4%, 10/20/2017	1,000,000	1,001,841
Ingredion, Inc., 1.8%, 9/25/2017	167,000	167,296
J.M. Smucker Co., 1.75%, 3/15/2018	250,000	250,456
Kraft Heinz Foods Co., 1.6%, 6/30/2017	720,000	720,774
Kraft Heinz Foods Co., 6.125%, 8/23/2018	900,000	963,079
Molson Coors Brewing Co., 2%, 5/01/2017	405,000	405,951

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Mondelez International, Inc., FRN, 1.5%, 10/28/2019 (z)	$1,010,000	$1,009,979
Pernod-Ricard S.A., 2.95%, 1/15/2017 (n)	1,506,000	1,509,461
SABMiller Holdings, Inc., 2.45%, 1/15/2017 (n)	340,000	340,720
SABMiller Holdings, Inc., FRN, 1.576%, 8/01/2018 (n)	930,000	931,573
Tyson Foods, Inc., 2.65%, 8/15/2019	429,000	433,251
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	360,000	357,148
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	52,000	52,571

		$10,637,275
Food & Drug Stores - 1.2%
CVS Health Corp., 1.2%, 12/05/2016	$270,000	$270,000
CVS Health Corp., 1.9%, 7/20/2018	800,000	801,738
CVS Health Corp., 2.8%, 7/20/2020	490,000	496,743
Walgreens Boots Alliance, Inc., 1.75%, 11/17/2017	680,000	682,209
Walgreens Boots Alliance, Inc., 1.75%, 5/30/2018	210,000	210,383

		$2,461,073
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/2017	$442,000	$443,099

Insurance - 1.7%
American International Group, Inc., 2.3%, 7/16/2019	$180,000	$180,903
American International Group, Inc., 3.3%, 3/01/2021	860,000	882,641
MetLife Global Funding I, FRN, 1.256%, 4/10/2017 (n)	710,000	710,891
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	900,000	888,804
Prudential Financial, Inc., FRN, 1.686%, 8/15/2018	650,000	648,870
Voya Financial, Inc., 2.9%, 2/15/2018	180,000	182,070

		$3,494,179
Insurance - Health - 0.7%
Aetna, Inc., 1.5%, 11/15/2017	$94,000	$94,014
Aetna, Inc., 1.9%, 6/07/2019	780,000	776,432
UnitedHealth Group, Inc., 1.45%, 7/17/2017	560,000	561,410

		$1,431,856
Insurance - Property & Casualty - 0.3%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$600,000	$602,727

International Market Quasi-Sovereign - 4.1%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$650,000	$650,157
CPPIB Capital, Inc., 1.25%, 9/20/2019 (z)	1,060,000	1,045,644
Dexia Credit Local S.A., 1.875%, 9/15/2021 (z)	1,090,000	1,055,294
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	310,000	311,520
Electricite de France, 2.15%, 1/22/2019 (n)	650,000	652,506

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
International Market Quasi-Sovereign - continued
KFW Government Development Banks, 0.875%, 4/19/2018	$567,000	$564,033
KFW Government Development Banks, 1.125%, 11/16/2018	340,000	338,335
Kommunalbanken A.S., 1.375%, 10/26/2020 (z)	630,000	616,141
Kommunalbanken A.S., 1%, 3/15/2018 (n)	190,000	189,066
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	790,000	791,144
Statoil A.S.A., FRN, 1.196%, 5/15/2018	290,000	290,063
Statoil A.S.A., FRN, 1.343%, 11/08/2018	250,000	250,548
Swedish Export Credit Corp., 1.125%, 8/28/2019	1,470,000	1,447,147

		$8,201,598
International Market Sovereign - 0.4%
Kingdom of Denmark, 0.875%, 3/20/2017 (n)	$280,000	$279,898
Kingdom of Sweden, 1%, 2/27/2018 (n)	640,000	638,003

		$917,901
Internet - 0.2%
Baidu, Inc., 2.75%, 6/09/2019	$328,000	$331,310

Local Authorities - 1.1%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (z)	$1,292,000	$1,285,222
Province of Ontario, 1.1%, 10/25/2017	900,000	898,666

		$2,183,888
Machinery & Tools - 0.8%
John Deere Capital Corp., 1.6%, 7/13/2018	$1,550,000	$1,550,738

Major Banks - 14.3%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$750,000	$753,555
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)	600,000	598,989
Bank of Montreal, 1.45%, 4/09/2018	1,700,000	1,697,409
Bank of Nova Scotia, 1.44%, 9/01/2017	2,620,000	2,623,957
BNP Paribas, 2.7%, 8/20/2018	580,000	588,136
BNP Paribas, FRN, 1.435%, 12/12/2016	500,000	500,113
BNP Paribas, FRN, 1.337%, 3/17/2017	10,000	10,007
Commonwealth Bank of Australia, FRN, 1.521%, 11/07/2019 (z)	1,000,000	1,001,263
Commonwealth Bank of Australia, FRN, 1.212%, 3/13/2017 (n)	240,000	240,151
Commonwealth Bank of Australia, FRN, 1.111%, 9/08/2017 (n)	500,000	500,005
Credit Agricole, 1.43%, 9/01/2017	1,190,000	1,192,051
DBS Bank Ltd., 2.35%, 2/28/2017 (n)	420,000	420,922
DNB Bank A.S.A., 3.2%, 4/03/2017 (n)	620,000	623,960
HSBC Bank PLC, FRN, 1.546%, 5/15/2018 (n)	674,000	674,395
Huntington National Bank, FRN, 1.307%, 4/24/2017	1,110,000	1,110,535
ING Bank N.V., 1.8%, 3/16/2018 (n)	1,500,000	1,499,217
ING Bank N.V., 3.75%, 3/07/2017 (n)	232,000	233,485

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	$400,000	$402,198
Mizuho Bank Ltd., FRN, 1.307%, 9/25/2017 (n)	700,000	699,552
Mizuho Bank Ltd., FRN, 2.071%, 10/20/2018 (n)	260,000	261,384
Nordea Bank AB, FRN, 1.214%, 4/04/2017 (n)	220,000	220,178
PNC Bank N.A., 1.5%, 10/18/2017	660,000	660,631
PNC Bank N.A., 1.6%, 6/01/2018	620,000	619,204
PNC Bank N.A., 2.25%, 7/02/2019	650,000	654,839
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	271,000	270,670
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	790,000	788,730
Sumitomo Mitsui Banking Corp., FRN, 1.548%, 10/19/2018	880,000	883,043
Sumitomo Mitsui Banking Corp., FRN, 1.196%, 7/11/2017	800,000	799,760
Svenska Handelsbanken AB, 2.875%, 4/04/2017	289,000	290,650
Svenska Handelsbanken AB, FRN, 1.325%, 9/06/2019	1,150,000	1,150,400
Swedbank AB, 2.125%, 9/29/2017 (n)	1,461,000	1,468,832
Toronto-Dominion Bank, 1.75%, 7/23/2018	1,000,000	1,001,543
Toronto-Dominion Bank, 1.45%, 9/06/2018	1,200,000	1,194,953
Wells Fargo & Co., FRN, 1.101%, 9/08/2017	900,000	900,258
Wells Fargo Bank N.A., FRN, 1.622%, 1/22/2018	410,000	412,357
Westpac Banking Corp., 2%, 8/14/2017	610,000	613,107
Westpac Banking Corp., 1.55%, 5/25/2018	420,000	419,101
Westpac Banking Corp., FRN, 1.241%, 5/19/2017	700,000	700,601

		$28,680,141
Medical & Health Technology & Services - 0.9%
Becton, Dickinson and Co., 1.45%, 5/15/2017	$240,000	$240,322
Becton, Dickinson and Co., 1.8%, 12/15/2017	680,000	681,295
Catholic Health Initiatives, 1.6%, 11/01/2017	250,000	250,073
Covidien International Finance S.A., 6%, 10/15/2017	231,000	240,345
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	400,000	400,266

		$1,812,301
Medical Equipment - 0.9%
Abbott Laboratories, 2.35%, 11/22/2019	$850,000	$850,694
Medtronic, Inc., 1.5%, 3/15/2018	190,000	190,041
Zimmer Holdings, Inc., 2%, 4/01/2018	750,000	750,364

		$1,791,099
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/2017	$440,000	$438,900
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	270,000	267,975
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	420,000	416,850

		$1,123,725

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - 1.0%
Energy Transfer Partners LP, 2.5%, 6/15/2018	$280,000	$280,337
EnLink Midstream Partners LP, 2.7%, 4/01/2019	236,000	234,319
Enterprise Products Operating LP, 6.5%, 1/31/2019	400,000	437,175
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	340,000	340,543
ONEOK Partners LP, 3.2%, 9/15/2018	450,000	459,844
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	195,000	195,021

		$1,947,239
Mortgage-Backed - 2.4%
Fannie Mae, 1.114%, 2/25/2017	$56,299	$56,264
Fannie Mae, 4%, 12/01/2025	409,589	433,942
Fannie Mae, 3%, 4/01/2030 - 10/01/2030	1,503,597	1,547,465
Fannie Mae, FRN, 0.822%, 12/25/2017	130,057	130,105
Fannie Mae, FRN, 0.782%, 5/25/2018	363,750	363,069
Fannie Mae, FRN, 0.934%, 5/25/2018	454,714	454,681
Fannie Mae, TBA, 2.5%, 12/25/2031	1,540,000	1,546,738
Freddie Mac, 1.426%, 8/25/2017	59,588	59,618
Freddie Mac, 3.5%, 8/01/2026 (f)	256,227	267,727

		$4,859,609
Natural Gas - Distribution - 0.3%
Engie, 1.625%, 10/10/2017 (n)	$550,000	$550,387

Network & Telecom - 2.0%
AT&T, Inc., 2.4%, 3/15/2017	$120,000	$120,400
AT&T, Inc., 2.3%, 3/11/2019	560,000	561,292
AT&T, Inc., 2.45%, 6/30/2020	90,000	89,135
AT&T, Inc., FRN, 1.847%, 11/27/2018	780,000	785,807
British Telecommunications PLC, 2.35%, 2/14/2019	580,000	583,824
Verizon Communications, Inc., 1.35%, 6/09/2017	330,000	330,567
Verizon Communications, Inc., 6.1%, 4/15/2018	543,000	574,405
Verizon Communications, Inc., FRN, 1.627%, 6/17/2019	1,030,000	1,038,880

		$4,084,310
Oil Services - 0.6%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$750,000	$752,528
Transocean, Inc., 6.8%, 12/15/2016	370,000	370,498

		$1,123,026
Oils - 0.5%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$1,068,000	$1,082,876

Other Banks & Diversified Financials - 8.1%
Banco Santander Chile, FRN, 1.776%, 4/11/2017 (n)	$600,000	$598,500
Banque Federative du Credit Mutuel, FRN, 1.731%, 1/20/2017 (n)	780,000	780,984

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	$1,300,000	$1,301,541
BPCE S.A., 1.625%, 1/26/2018	660,000	658,616
Branch Banking & Trust Co., 1.45%, 5/10/2019	1,200,000	1,187,034
Capital One Bank (USA) N.A., FRN, 1.561%, 2/05/2018	850,000	851,822
Capital One Financial Corp., 2.45%, 4/24/2019	240,000	241,793
Capital One N.A., FRN, 1.617%, 9/13/2019	650,000	652,107
Citizens Bank N.A., 2.3%, 12/03/2018	750,000	754,979
Citizens Bank N.A., 2.55%, 5/13/2021	250,000	248,774
Discover Bank, 3.1%, 6/04/2020	424,000	428,759
Fifth Third Bancorp, 1.35%, 6/01/2017	1,040,000	1,040,838
Fifth Third Bancorp, 2.3%, 3/01/2019	200,000	200,790
First Republic Bank, 2.375%, 6/17/2019	250,000	249,404
Groupe BPCE S.A., 2.5%, 12/10/2018	500,000	504,948
Intesa Sanpaolo S.p.A., 2.375%, 1/13/2017	240,000	240,167
Lloyds Bank PLC, 1.75%, 5/14/2018	1,200,000	1,198,418
Lloyds Bank PLC, 2.3%, 11/27/2018	200,000	201,462
Macquarie Bank Ltd., FRN, 1.516%, 10/27/2017 (n)	890,000	891,881
Mizuho Corp. Bank Ltd., 2.55%, 3/17/2017 (n)	210,000	210,689
National Australia Bank Ltd., 1.375%, 7/12/2019	610,000	599,592
National Bank of Canada, FRN, 1.696%, 12/14/2018	1,600,000	1,607,448
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	760,000	742,085
Santander UK PLC, 3.05%, 8/23/2018	238,000	241,970
Suntrust Banks, Inc., 2.7%, 1/27/2022	675,000	675,186

		$16,309,787
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$204,000	$200,182

Pharmaceuticals - 5.0%
AbbVie, Inc., 1.8%, 5/14/2018	$1,000,000	$999,374
Actavis Funding SCS, 2.35%, 3/12/2018	568,000	571,405
Actavis Funding SCS, 3%, 3/12/2020	515,000	522,331
Actavis, Inc., 1.875%, 10/01/2017	260,000	260,487
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	900,000	898,863
Biogen, Inc., 2.9%, 9/15/2020	500,000	506,706
Bristol-Myers Squibb Co., 0.875%, 8/01/2017	615,000	614,291
Celgene Corp., 2.125%, 8/15/2018	670,000	673,006
EMD Finance LLC, 1.7%, 3/19/2018 (n)	1,000,000	997,939
Gilead Sciences, Inc., 1.85%, 9/04/2018	700,000	703,239
Mylan N.V., 2.5%, 6/07/2019 (n)	320,000	318,539
Sanofi, 1.25%, 4/10/2018	800,000	802,490
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	1,460,000	1,440,800

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd., 1.7%, 7/19/2019	$720,000	$706,544

		$10,016,014
Real Estate - Healthcare - 0.1%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$150,000	$150,731

Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/2017	$200,000	$200,367
Vornado Realty LP, REIT, 2.5%, 6/30/2019	325,000	326,217

		$526,584
Real Estate - Retail - 0.3%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$167,000	$166,899
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	350,000	350,980

		$517,879
Restaurants - 0.2%
McDonald’s Corp., 2.1%, 12/07/2018	$410,000	$412,737

Retailers - 0.5%
Dollar General Corp., 4.125%, 7/15/2017	$750,000	$761,625
Dollar General Corp., 1.875%, 4/15/2018	90,000	90,076
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	233,000	232,648

		$1,084,349
Specialty Chemicals - 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$330,000	$337,632

Supranational - 1.1%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$640,000	$647,040
Corporacion Andina de Fomento, 1.5%, 8/08/2017	720,000	720,058
Corporacion Andina de Fomento, FRN, 1.437%, 1/29/2018	50,000	50,094
Corporacion Andina de Fomento, FRN, 2%, 5/10/2019	820,000	817,505

		$2,234,697
Telecommunications - Wireless - 0.6%
American Tower Trust I, REIT, 1.551%, 3/15/2043 (n)	$500,000	$499,890
SBA Tower Trust, 2.898%, 10/15/2044 (n)	473,000	477,478
SBA Tower Trust, 2.877%, 7/15/2046 (n)	305,000	303,334

		$1,280,702
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/2017	$370,000	$377,410

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - 0.6%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$680,000	$681,183
Reynolds American, Inc., 2.3%, 6/12/2018	580,000	584,523

		$1,265,706
Transportation - Services - 0.5%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)	$202,000	$202,784
TTX Co., 2.6%, 6/15/2020 (n)	840,000	835,586

		$1,038,370
U.S. Government Agencies and Equivalents - 1.3%
AID-Ukraine, 1.844%, 5/16/2019	$200,000	$199,699
AID-Ukraine, 1.847%, 5/29/2020	1,000,000	997,316
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	430,000	435,353
Private Export Funding Corp., 1.875%, 7/15/2018	610,000	616,162
Small Business Administration, 2.25%, 7/01/2021	295,847	300,660

		$2,549,190
U.S. Treasury Obligations - 5.4%
U.S. Treasury Notes, 0.875%, 3/31/2018 (f)	$9,100,000	$9,086,141
U.S. Treasury Notes, 1.375%, 10/31/2020	1,800,000	1,778,836

		$10,864,977
Utilities - Electric Power - 5.5%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$220,000	$220,171
Dominion Resources, Inc., 2.962%, 7/01/2019	410,000	415,510
Dominion Resources, Inc., 2.5%, 12/01/2019	650,000	657,767
Duke Energy Corp., 1.625%, 8/15/2017	110,000	110,109
Duke Energy Corp., FRN, 1.226%, 4/03/2017	660,000	660,746
Emera U.S. Finance LP, 2.15%, 6/15/2019 (n)	645,000	644,975
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	410,000	424,426
Eversource Energy, 1.6%, 1/15/2018	600,000	599,393
Eversource Energy, 2.5%, 3/15/2021	500,000	497,332
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	1,934,000	1,942,686
PG&E Corp., 2.4%, 3/01/2019	364,000	366,525
PSEG Power LLC, 3%, 6/15/2021	889,000	891,831
Southern Co., 2.45%, 9/01/2018	50,000	50,514
Southern Co., 1.85%, 7/01/2019	1,150,000	1,145,936
Southern Power Co., 1.85%, 12/01/2017	960,000	963,931
Virginia Electric and Power Co., 1.2%, 1/15/2018	410,000	408,244
Xcel Energy, Inc., 1.2%, 6/01/2017	510,000	509,470
Xcel Energy, Inc., 2.4%, 3/15/2021	590,000	587,985

		$11,097,551
Total Bonds (Identified Cost, $200,718,083)		$200,689,435

17

Portfolio of Investments (unaudited) – continued

Put Options Purchased - 0.1%
Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
iShares MSCI Emerging Markets ETF - December 2016 @ $36 (Premiums Paid, $105,640)	1,305	$105,705

Issuer	Shares/Par
Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.46% (v) (Identified Cost, $1,219,125)	1,219,125	$1,219,125
Total Investments (Identified Cost, $202,042,848)		$202,014,265

Other Assets, Less Liabilities - (0.5)%		(987,736)
Net Assets - 100.0%		$201,026,529

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $57,599,767 representing 28.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
CPPIB Capital, Inc., 1.25%, 9/20/2019	09/13/16	$1,057,245	$1,045,644
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020	10/26/16	$399,960	$399,562
Colony Starwood Homes, 2016-2A, “A”, FRN, 1.785%, 12/17/2033	10/20/16	810,000	810,622
Commonwealth Bank of Australia, FRN, 1.521%, 11/07/2019	10/25/16	1,000,000	1,001,263
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024	10/19/16	806,879	801,563
Cutwater Ltd., 2014-1A, “A”, FRN, 2.4%, 7/15/2026	9/09/16	588,843	588,475
Dexia Credit Local S.A., 1.875%, 9/15/2021	9/07/16	1,087,522	1,055,294
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019	11/16/16	739,942	739,942
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020	10/03/16	950,890	950,003
Kommunalbanken A.S., 1.375%, 10/26/2020	10/19/16	628,401	616,141

18

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Kommuninvest i Sverige AB, 1.125%, 9/17/2019	9/07/16	$1,290,655	$1,285,222
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.411%, 10/20/2026	5/26/16	394,925	394,663
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.41%, 10/15/2027	7/27/16	520,669	521,949
Mondelez International, Inc., FRN, 1.5%, 10/28/2019	10/19/16	1,010,000	1,009,979
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026	6/23/16	164,600	164,961
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021	7/12/16	300,653	301,263
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019	9/14/16	259,970	260,132
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048	11/16/16	999,912	999,102
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018	10/14/16	400,000	399,615
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.589%, 11/17/2033	10/14/16	649,971	635,423
Total Restricted Securities			$13,980,818
% of Net assets			7.0%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

19

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 11/30/16

Forward Foreign Currency Exchange Contracts at 11/30/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	JPMorgan Chase Bank	17,636,267	12/14/16	$13,299,393	$13,130,495	$168,898
SELL	CHF	JPMorgan Chase Bank	12,697,596	12/14/16	13,102,468	12,498,934	603,534
SELL	EUR	Goldman Sachs International	6,905,667	12/14/16	7,759,000	7,323,188	435,812
SELL	GBP	JPMorgan Chase Bank	4,665,063	12/14/16	6,128,715	5,838,708	290,007
SELL	JPY	JPMorgan Chase Bank	170,578,031	12/14/16	1,636,000	1,491,907	144,093
SELL	NOK	Goldman Sachs International	4,710,566	12/14/16	585,000	553,322	31,678
SELL	NZD	Goldman Sachs International	2,697,123	12/14/16	1,927,000	1,909,243	17,757
SELL	SEK	Goldman Sachs International	61,432,578	12/14/16	7,242,563	6,665,532	577,031

							$2,268,810

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank	11,242,077	12/14/16	$8,441,371	$8,298,882	$(142,489)
BUY	CAD	JPMorgan Chase Bank	14,090,712	12/14/16	10,777,000	10,490,770	(286,230)
BUY	CHF	JPMorgan Chase Bank	725,126	12/14/16	732,000	713,781	(18,219)
BUY	EUR	Goldman Sachs International	7,731,119	12/14/16	8,487,388	8,198,547	(288,841)
SELL	GBP	JPMorgan Chase Bank	2,172,860	12/14/16	2,661,000	2,719,512	(58,512)
BUY	JPY	JPMorgan Chase Bank	1,026,210,151	12/14/16	10,116,232	8,975,423	(1,140,809)
BUY	NOK	Goldman Sachs International	116,202,467	12/14/16	14,072,252	13,649,618	(422,634)
BUY	NZD	Goldman Sachs International	4,664,734	12/14/16	3,386,598	3,302,078	(84,520)
BUY	SEK	Goldman Sachs International	21,825,674	12/14/16	2,463,000	2,368,120	(94,880)

							$(2,537,134)

20

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 11/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index (Long)	EUR	37	$1,794,453	December - 2016	$30,305
DAX Index (Long)	EUR	2	563,708	December - 2016	13,084
FTSE 100 Index (Long)	GBP	126	10,691,116	December - 2016	165,414
FTSE JSE Top 40 Index (Short)	ZAR	165	5,137,123	December - 2016	326,709
Hang Seng Index (Long)	HKD	59	8,667,357	December - 2016	22,303
IBEX Index (Long)	EUR	47	4,321,473	December - 2016	19,178
KOSPI Index (Short)	KRW	24	2,604,744	December - 2016	74,034
MSCI Taiwan Index (Long)	USD	212	7,311,862	December - 2016	9,263
OMX Index (Long)	SEK	125	2,003,188	December - 2016	17,773
S&P TSX 60 Index (Long)	CAD	8	1,056,741	December - 2016	38,321

					$716,384

Interest Rate Futures
Euro Bund 10 yr (Short)	EUR	192	$32,774,292	December - 2016	$666,120
Japanese Government Bond 10 yr (Short)	JPY	20	26,320,528	December - 2016	225,994
U.S. Treasury Note 5 yr (Long)	USD	5	589,219	March - 2017	60

					$892,174

					$1,608,558

Liability Derivatives
Equity Futures
AEX 25 Index (Short)	EUR	2	$193,762	December - 2016	$(2,739)
Australian SPI 200 Index (Short)	AUD	70	7,043,212	December - 2016	(140,062)
BIST 30 Index (Long)	TRY	1,322	3,501,760	December - 2016	(292,267)
Bovespa Index (Long)	BRL	340	6,265,880	December - 2016	(21,916)
FTSE MIB Index (Long)	EUR	31	2,781,534	December - 2016	(381)
Hang Seng China ENT Index (Short)	HKD	71	4,548,780	December - 2016	(130,331)
Mexican Bolsa Index (Long)	MXN	94	2,063,971	December - 2016	(114,448)
MSCI Singapore Index (Short)	SGD	57	1,280,328	December - 2016	(29,527)
NIFTY Index (Short)	USD	88	1,450,240	December - 2016	(35,845)
Russell 2000 Index (Short)	USD	53	7,008,190	December - 2016	(405,966)
S&P 500 E-Mini Index (Short)	USD	118	12,972,920	December - 2016	(242,577)
Topix Index (Short)	JPY	63	8,242,303	December - 2016	(867,963)

					$(2,284,022)

21

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 11/30/16 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	285	$27,118,184	December - 2016	$(932,597)
Canadian Treasury Bond 10 yr (Short)	CAD	98	10,131,944	March - 2017	(1,751)
U.K. Gilt 10 yr (Long)	GBP	1	154,336	March - 2017	(504)
U.S. Treasury Note 10 yr (Long)	USD	161	20,047,016	March - 2017	(46,462)

					$(981,314)

					$(3,265,336)

Swap Agreements at 11/30/16

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Total Return Swap Agreements
6/20/17	USD	21,240,000	Goldman Sachs International	(1)	3-Month LIBOR	$70,810

(1)	Fund to receive notional amount multiplied by the rate of return of the iBoxx $ Liquid High Yield Index.

At November 30, 2016, the fund had cash collateral of $320,000 and other liquid securities with an aggregate value of $7,988,067 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $200,823,723)	$200,795,140
Underlying affiliated funds, at value (identified cost, $1,219,125)	1,219,125
Total investments, at value (identified cost, $202,042,848)	$202,014,265
Restricted cash	320,000
Receivables for
Forward foreign currency exchange contracts	2,268,810
Daily variation margin on open futures contracts	1,484,153
Investments sold	114,785
Fund shares sold	85,227
Interest	825,640
Swaps, at value	70,810
Receivable from investment adviser	41,864
Total assets	$207,225,554
Liabilities
Payables for
Distributions	$925
Forward foreign currency exchange contracts	2,537,134
Investments purchased	1,866,545
TBA purchase commitments	1,585,598
Fund shares reacquired	157
Payable to affiliates
Shareholder servicing costs	110,891
Distribution and service fees	134
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	97,629
Total liabilities	$6,199,025
Net assets	$201,026,529
Net assets consist of
Paid-in capital	$211,163,481
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,968,095)
Accumulated net realized gain (loss) on investments and foreign currency	(8,246,335)
Undistributed net investment income	77,478
Net assets	$201,026,529
Shares of beneficial interest outstanding	21,458,595

23

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,790,935	297,977	$9.37
Class B	446,517	48,071	9.29
Class C	1,436,375	154,720	9.28
Class I	775,682	82,671	9.38
Class R1	50,275	5,406	9.30
Class R2	50,555	5,397	9.37
Class R3	51,530	5,500	9.37
Class R4	50,895	5,432	9.37
Class R6 (formerly Class R5)	195,373,765	20,853,421	9.37

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.79 [100 / 95.75 x $9.37]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$1,726,817
Dividends from underlying affiliated funds	9,060
Total investment income	$1,735,877
Expenses
Management fee	$684,418
Distribution and service fees	13,060
Shareholder servicing costs	279,839
Administrative services fee	21,018
Independent Trustees’ compensation	5,263
Custodian fee	24,088
Shareholder communications	6,771
Audit and tax fees	45,324
Legal fees	1,008
Miscellaneous	141,217
Total expenses	$1,222,006
Fees paid indirectly	(1,516)
Reduction of expenses by investment adviser and distributor	(262,897)
Net expenses	$957,593
Net investment income	$778,284
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(362,436)
Underlying affiliated funds	174
Futures contracts	560,898
Swap agreements	2,732,298
Foreign currency	2,591,240
Net realized gain (loss) on investments and foreign currency	$5,522,174
Change in unrealized appreciation (depreciation)
Investments	$(458,089)
Futures contracts	(100,107)
Swap agreements	(1,390,286)
Translation of assets and liabilities in foreign currencies	(735,324)
Net unrealized gain (loss) on investments and foreign currency translation	$(2,683,806)
Net realized and unrealized gain (loss) on investments and foreign currency	$2,838,368
Change in net assets from operations	$3,616,652

See Notes to Financial Statements

25

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/16 (unaudited)	Year ended 5/31/16
From operations
Net investment income	$778,284	$1,414,099
Net realized gain (loss) on investments and foreign currency	5,522,174	(6,558,038)
Net unrealized gain (loss) on investments and foreign currency translation	(2,683,806)	860,132
Change in net assets from operations	$3,616,652	$(4,283,807)
Distributions declared to shareholders
From net investment income	$(785,609)	$(1,902,937)
Change in net assets from fund share transactions	$(7,788,844)	$1,300,697
Total change in net assets	$(4,957,801)	$(4,886,047)
Net assets
At beginning of period	205,984,330	210,870,377
At end of period (including undistributed net investment income of $77,478 and $84,803, respectively)	$201,026,529	$205,984,330

See Notes to Financial Statements

26

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/16		Years ended 5/31
Class A			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.25		$9.53	$9.69	$9.73	$9.59	$10.08
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04	$0.02	$0.02	$0.04	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		(0.26)	(0.13)	0.00 (w)	0.21	(0.37)
Total from investment operations	$0.14		$(0.22)	$(0.11)	$0.02	$0.25	$(0.33)
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.06)	$(0.05)	$(0.06)	$(0.11)	$(0.14)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
From tax return of capital	—		—	—	—	—	(0.02)
Total distributions declared to shareholders	$(0.02)		$(0.06)	$(0.05)	$(0.06)	$(0.11)	$(0.16)
Net asset value, end of period (x)	$9.37		$9.25	$9.53	$9.69	$9.73	$9.59
Total return (%) (r)(s)(t)(x)	1.53	(n)	(2.31)	(1.19)	0.24	2.66	(3.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.45	1.47	1.45	1.51	1.35
Expenses after expense reductions (f)	1.19	(a)	1.14	1.14	1.14	1.15	1.15
Net investment income	0.46	(a)	0.41	0.16	0.23	0.40	0.43
Portfolio turnover	22	(n)	36	30	28	29	10
Net assets at end of period (000 omitted)	$2,791		$2,710	$2,809	$3,846	$3,348	$3,197
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.14	(a)	N/A	N/A	N/A	N/A	N/A

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 11/30/16		Years ended 5/31
Class B			2016	2015	2014		2013	2012
	(unaudited)
Net asset value, beginning of period	$9.19		$9.47	$9.66	$9.72		$9.59	$10.08
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.03)	$(0.06)	$(0.05)		$(0.03)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		(0.25)	(0.13)	(0.01)		0.21	(0.38)
Total from investment operations	$0.10		$(0.28)	$(0.19)	$(0.06)		$0.18	$(0.41)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.00	)(w)	$(0.05)	$(0.07)
From net realized gain on investments	—		—	—	—		—	(0.00	)(w)
From tax return of capital	—		—	—	—		—	(0.01)
Total distributions declared to shareholders	$—		$—	$—	$(0.00	)(w)	$(0.05)	$(0.08)
Net asset value, end of period (x)	$9.29		$9.19	$9.47	$9.66		$9.72	$9.59
Total return (%) (r)(s)(t)(x)	1.09	(n)	(2.96)	(1.97)	(0.58)		1.85	(4.04)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	2.20	2.22	2.20		2.26	2.07
Expenses after expense reductions (f)	1.95	(a)	1.90	1.90	1.90		1.90	1.90
Net investment loss	(0.29	)(a)	(0.35)	(0.59)	(0.53)		(0.34)	(0.30)
Portfolio turnover	22	(n)	36	30	28		29	10
Net assets at end of period (000 omitted)	$447		$436	$644	$723		$668	$765
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.90	(a)	N/A	N/A	N/A		N/A	N/A

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 11/30/16		Years ended 5/31
Class C			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.18		$9.47	$9.66	$9.72	$9.58	$10.08
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.03)	$(0.06)	$(0.05)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		(0.26)	(0.13)	0.00 (w)	0.22	(0.38)
Total from investment operations	$0.10		$(0.29)	$(0.19)	$(0.05)	$0.19	$(0.41)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.01)	$(0.05)	$(0.08)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
From tax return of capital	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$—		$—	$—	$(0.01)	$(0.05)	$(0.09)
Net asset value, end of period (x)	$9.28		$9.18	$9.47	$9.66	$9.72	$9.58
Total return (%) (r)(s)(t)(x)	1.09	(n)	(3.06)	(1.97)	(0.56)	1.97	(4.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	2.21	2.21	2.20	2.26	2.09
Expenses after expense reductions (f)	1.95	(a)	1.90	1.90	1.90	1.90	1.90
Net investment loss	(0.29	)(a)	(0.34)	(0.59)	(0.53)	(0.34)	(0.31)
Portfolio turnover	22	(n)	36	30	28	29	10
Net assets at end of period (000 omitted)	$1,436		$1,366	$1,276	$3,048	$1,999	$1,231
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.90	(a)	N/A	N/A	N/A	N/A	N/A

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 11/30/16		Years ended 5/31
Class I			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.27		$9.54	$9.70	$9.74	$9.60	$10.09
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.04	$0.05	$0.08	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		(0.25)	(0.13)	0.00 (w)	0.19	(0.37)
Total from investment operations	$0.14		$(0.19)	$(0.09)	$0.05	$0.27	$(0.31)
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.08)	$(0.07)	$(0.09)	$(0.13)	$(0.16)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
From tax return of capital	—		—	—	—	—	(0.02)
Total distributions declared to shareholders	$(0.03)		$(0.08)	$(0.07)	$(0.09)	$(0.13)	$(0.18)
Net asset value, end of period (x)	$9.38		$9.27	$9.54	$9.70	$9.74	$9.60
Total return (%) (r)(s)(x)	1.55	(n)	(1.97)	(0.94)	0.48	2.86	(3.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.18	1.22	1.18	1.23	1.07
Expenses after expense reductions (f)	0.95	(a)	0.90	0.90	0.90	0.90	0.90
Net investment income	0.71	(a)	0.67	0.41	0.51	0.83	0.65
Portfolio turnover	22	(n)	36	30	28	29	10
Net assets at end of period (000 omitted)	$776		$715	$1,402	$1,410	$2,244	$107,665
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	0.90	(a)	N/A	N/A	N/A	N/A	N/A
See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 11/30/16		Years ended 5/31
Class R1			2016	2015	2014		2013	2012
	(unaudited)
Net asset value, beginning of period	$9.20		$9.48	$9.67	$9.72		$9.59	$10.08
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.03)	$(0.06)	$(0.05)		$(0.03)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		(0.25)	(0.13)	0.00	(w)	0.21	(0.38)
Total from investment operations	$0.10		$(0.28)	$(0.19)	$(0.05)		$0.18	$(0.41)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.00	)(w)	$(0.05)	$(0.07)
From net realized gain on investments	—		—	—	—		—	(0.00	)(w)
From tax return of capital	—		—	—	—		—	(0.01)
Total distributions declared to shareholders	$—		$—	$—	$(0.00	)(w)	$(0.05)	$(0.08)
Net asset value, end of period (x)	$9.30		$9.20	$9.48	$9.67		$9.72	$9.59
Total return (%) (r)(s)(x)	1.09	(n)	(2.95)	(1.96)	(0.48)		1.84	(4.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	2.19	2.21	2.21		2.26	2.05
Expenses after expense reductions (f)	1.95	(a)	1.90	1.90	1.90		1.90	1.90
Net investment loss	(0.29	)(a)	(0.34)	(0.59)	(0.53)		(0.35)	(0.35)
Portfolio turnover	22	(n)	36	30	28		29	10
Net assets at end of period (000 omitted)	$50		$50	$96	$112		$99	$97
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.90	(a)	N/A	N/A	N/A		N/A	N/A

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 11/30/16		Years ended 5/31
Class R2			2016	2015	2014		2013	2012
	(unaudited)
Net asset value, beginning of period	$9.25		$9.52	$9.69	$9.73		$9.59	$10.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$(0.01)	$(0.00	)(w)	$0.02	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		(0.24)	(0.14)	0.00	(w)	0.21	(0.37)
Total from investment operations	$0.13		$(0.23)	$(0.15)	$(0.00	)(w)	$0.23	$(0.36)
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.04)	$(0.02)	$(0.04)		$(0.09)	$(0.11)
From net realized gain on investments	—		—	—	—		—	(0.00	)(w)
From tax return of capital	—		—	—	—		—	(0.02)
Total distributions declared to shareholders	$(0.01)		$(0.04)	$(0.02)	$(0.04)		$(0.09)	$(0.13)
Net asset value, end of period (x)	$9.37		$9.25	$9.52	$9.69		$9.73	$9.59
Total return (%) (r)(s)(x)	1.40	(n)	(2.47)	(1.54)	(0.02)		2.41	(3.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.69	1.72	1.70		1.76	1.55
Expenses after expense reductions (f)	1.45	(a)	1.40	1.40	1.40		1.40	1.40
Net investment income (loss)	0.21	(a)	0.16	(0.09)	(0.03)		0.16	0.14
Portfolio turnover	22	(n)	36	30	28		29	10
Net assets at end of period (000 omitted)	$51		$50	$98	$100		$100	$97
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.40	(a)	N/A	N/A	N/A		N/A	N/A

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 11/30/16		Years ended 5/31
Class R3			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.25		$9.53	$9.69	$9.73	$9.59	$10.08
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04	$0.02	$0.02	$0.04	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		(0.26)	(0.14)	0.00 (w)	0.21	(0.37)
Total from investment operations	$0.14		$(0.22)	$(0.12)	$0.02	$0.25	$(0.33)
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.06)	$(0.04)	$(0.06)	$(0.11)	$(0.14)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
From tax return of capital	—		—	—	—	—	(0.02)
Total distributions declared to shareholders	$(0.02)		$(0.06)	$(0.04)	$(0.06)	$(0.11)	$(0.16)
Net asset value, end of period (x)	$9.37		$9.25	$9.53	$9.69	$9.73	$9.59
Total return (%) (r)(s)(x)	1.53	(n)	(2.32)	(1.19)	0.23	2.65	(3.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.44	1.47	1.45	1.51	1.30
Expenses after expense reductions (f)	1.20	(a)	1.15	1.15	1.15	1.15	1.15
Net investment income	0.46	(a)	0.41	0.16	0.22	0.41	0.39
Portfolio turnover	22	(n)	36	30	28	29	10
Net assets at end of period (000 omitted)	$52		$50	$99	$100	$100	$98
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.15	(a)	N/A	N/A	N/A	N/A	N/A

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 11/30/16		Years ended 5/31
Class R4			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.25		$9.53	$9.69	$9.73	$9.59	$10.08
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.04	$0.05	$0.06	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		(0.26)	(0.13)	0.00 (w)	0.22	(0.37)
Total from investment operations	$0.15		$(0.20)	$(0.09)	$0.05	$0.28	$(0.31)
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.08)	$(0.07)	$(0.09)	$(0.14)	$(0.16)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
From tax return of capital	—		—	—	—	—	(0.02)
Total distributions declared to shareholders	$(0.03)		$(0.08)	$(0.07)	$(0.09)	$(0.14)	$(0.18)
Net asset value, end of period (x)	$9.37		$9.25	$9.53	$9.69	$9.73	$9.59
Total return (%) (r)(s)(x)	1.66	(n)	(2.07)	(0.94)	0.48	2.91	(3.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.19	1.22	1.20	1.26	1.05
Expenses after expense reductions (f)	0.95	(a)	0.90	0.90	0.90	0.90	0.90
Net investment income	0.71	(a)	0.66	0.41	0.47	0.66	0.64
Portfolio turnover	22	(n)	36	30	28	29	10
Net assets at end of period (000 omitted)	$51		$50	$100	$101	$101	$98
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	0.90	(a)	N/A	N/A	N/A	N/A	N/A

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 11/30/16		Years ended 5/31				Period ended 5/31/13 (i)
Class R6 (formerly Class R5)			2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$9.25		$9.53	$9.69	$9.73		$9.68
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.07	$0.05	$0.05		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		(0.26)	(0.13)	0.00	(w)	0.10	(g)
Total from investment operations	$0.16		$(0.19)	$(0.08)	$0.05		$0.14
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.09)	$(0.08)	$(0.09)		$(0.09)
Net asset value, end of period (x)	$9.37		$9.25	$9.53	$9.69		$9.73
Total return (%) (r)(s)(x)	1.68	(n)	(2.02)	(0.87)	0.56		1.44	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.12	1.15	1.13		1.23	(a)
Expenses after expense reductions (f)	0.90	(a)	0.85	0.83	0.83		0.89	(a)
Net investment income	0.75	(a)	0.70	0.48	0.54		0.56	(a)
Portfolio turnover	22	(n)	36	30	28		29
Net assets at end of period (000 omitted)	$195,374		$200,558	$204,347	$187,921		$148,892
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	0.85	(a)	N/A	N/A	N/A		N/A

See Notes to Financial Statements

35

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

36

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Absolute Return Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

37

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other

38

Notes to Financial Statements (unaudited) – continued

market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$105,705	$—	$—	$105,705
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	13,414,167	—	13,414,167
Non-U.S. Sovereign Debt	—	13,494,786	—	13,494,786
U.S. Corporate Bonds	—	79,838,008	—	79,838,008
Residential Mortgage-Backed Securities	—	7,137,972	—	7,137,972
Commercial Mortgage-Backed Securities	—	659,847	—	659,847
Asset-Backed Securities (including CDOs)	—	27,122,512	—	27,122,512
Foreign Bonds	—	59,022,143	—	59,022,143
Mutual Funds	1,219,125	—	—	1,219,125
Total Investments	$1,324,830	$200,689,435	$—	$202,014,265

Other Financial Instruments
Futures Contracts – Assets	$1,502,958	$105,600	$—	$1,608,558
Futures Contracts – Liabilities	(1,805,186)	(1,460,150)	—	(3,265,336)
Swap Agreements	—	70,810	—	70,810
Forward Foreign Currency Exchange Contracts	—	(268,324)	—	(268,324)

For further information regarding security characteristics, see the Portfolio of Investments.

39

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$892,174	$(981,314)
Interest Rate	Interest Rate Swaps	70,810	—
Foreign Exchange	Forward Foreign Currency Exchange	2,268,810	(2,537,134)
Equity	Equity Futures	716,384	(2,284,022)
Equity	Purchased Equity Options	105,705	—
Total		$4,053,883	$(5,802,470)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

40

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$235,630	$2,732,298	$—	$—
Foreign Exchange	—	—	2,511,790	—
Equity	325,268	—	—	(316,094)
Total	$560,898	$2,732,298	$2,511,790	$(316,094)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(122,619)	$—	$—	$—
Foreign Exchange	—	—	(694,711)	—
Equity	22,512	(1,390,286)	—	79,323
Total	$(100,107)	$(1,390,286)	$(694,711)	$79,323

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets

41

Notes to Financial Statements (unaudited) – continued

and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of November 30, 2016:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$1,484,153	$—
Swap Agreements	70,810	—
Forward Foreign Currency Exchange Contracts	2,268,810	(2,537,134)
Purchased Options	105,705	—
Total Gross Amount of Derivative Assets and Liabilities Presented int he Statement of Assets & Liabilities	$3,929,478	$(2,537,134)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	1,589,858	—
Total Gross Amount of Derivative Assets and Liabilites Subject to a Master Netting Agreement or Similar Arrangement	$2,339,620	$(2,537,134)

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at November 30, 2016:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Goldman Sachs International	$1,133,088	$(890,875)	$—	$—	$242,213
JP Morgan Chase Bank N.A.	1,206,532	(1,206,532)	—	—	—
Total	$2,339,620	$(2,097,407)	$—	$—	$242,213

42

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at November 30, 2016:

		Amounts Not Offset in the Statement of Assets & Liabilties
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Goldman Sachs International	$(890,875)	$890,875	$—	$—	$—
JP Morgan Chase Bank N.A.	(1,646,259)	1,206,532	—	320,000	(119,727)
Total	$(2,537,134)	$2,097,407	$—	$320,000	$(119,727)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

43

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The

44

Notes to Financial Statements (unaudited) – continued

contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into total return swap agreements which involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. The fund may enter into total return swap agreements on a particular security, or a basket or index of securities, in order to gain exposure to the underlying security or securities.

45

Notes to Financial Statements (unaudited) – continued

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security

46

Notes to Financial Statements (unaudited) – continued

may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

47

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/16
Ordinary income (including any short-term capital gains) (a)	$1,902,937

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/2016
Cost of investments	$202,042,848
Gross appreciation	454,482
Gross depreciation	(483,065)
Net unrealized appreciation (depreciation)	$(28,583)

As of 5/31/2016
Undistributed ordinary income	240,201
Capital loss carryforwards	(13,338,943)
Other temporary differences	242,752
Net unrealized appreciation (depreciation)	(112,005)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(7,217,436)
Long-Term	(6,121,507)
$(13,338,943)

48

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/16	Year ended 5/31/16
Class A	$6,460	$17,251
Class I	2,765	6,175
Class R2	51	231
Class R3	118	390
Class R4	183	551
Class R6 (formerly Class R5)	776,032	1,878,339
Total	$785,609	$1,902,937

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.65%
Next $1.5 billion of average daily net assets	0.55%
Average daily net assets in excess of $2.5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2016, this management fee reduction amounted to $7,264, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6 (formerly Class R5)
1.15%	1.90%	1.90%	0.90%	1.90%	1.40%	1.15%	0.90%	0.85%

49

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2017. For the six months ended November 30, 2016, this reduction amounted to $255,558, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $106 for the six months ended November 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$3,475
Class B	0.75%	0.25%	1.00%	1.00%	2,266
Class C	0.75%	0.25%	1.00%	1.00%	6,870
Class R1	0.75%	0.25%	1.00%	1.00%	256
Class R2	0.25%	0.25%	0.50%	0.50%	128
Class R3	—	0.25%	0.25%	0.25%	65
Total Distribution and Service Fees					$13,060

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2016, this rebate amounted to $75 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2016, were as follows:

Amount
Class A	$—
Class B	351
Class C	—

50

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2016, the fee was $1,348, which equated to 0.0013% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,929.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2016, these costs for the fund amounted to $275,562 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 0.0200% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2016, the fee paid by the fund under this agreement was $204 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

51

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 14 shares of Class A, 4,734 shares of Class B, 4,377 shares of Class I, 4,732 shares of Class R1, 4,936 shares of Class R2, 5,049 shares of Class R3, 5,165 shares of Class R4 and 31 shares of Class R6 for an aggregate amount of $269,911.

On March 16, 2016, MFS purchased 31,498 shares of Class I for an aggregate amount of $290,730.

At November 30, 2016, MFS held approximately 100%, 100%, 98% and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

(4) Portfolio Securities

For the six months ended November 30, 2016, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$6,183,497	$16,973,560
Investments (non-U.S. Government securities)	$38,079,966	$28,089,880

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/16		Year ended 5/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	31,169	$296,450	90,640	$838,338
Class B	1,969	18,558	3,451	31,540
Class C	19,545	185,792	126,592	1,148,595
Class I	5,549	52,455	63,802	589,650
Class R3	85	810	—	—
Class R6 (formerly Class R5)	582,196	5,504,879	1,138,421	10,579,854
	640,513	$6,058,944	1,422,906	$13,187,977

Shares issued to shareholders in reinvestment of distributions
Class A	675	$6,397	1,844	$17,081
Class I	291	2,765	662	6,175
Class R2	5	51	25	231
Class R3	12	118	42	390
Class R4	19	183	59	551
Class R6 (formerly Class R5)	81,424	771,700	201,950	1,871,483
	82,426	$781,214	204,582	$1,895,911

52

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/16		Year ended 5/31/16
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(26,846)	$(254,671)	(94,401)	$(877,329)
Class B	(1,411)	(13,227)	(23,883)	(218,886)
Class C	(13,577)	(126,910)	(112,564)	(1,034,453)
Class I	(279)	(2,690)	(134,301)	(1,250,767)
Class R1	—	—	(4,732)	(43,818)
Class R2	—	—	(4,936)	(45,954)
Class R3	—	—	(5,049)	(47,006)
Class R4	—	—	(5,165)	(48,086)
Class R6 (formerly Class R5)	(1,484,867)	(14,231,504)	(1,110,614)	(10,216,892)
	(1,526,980)	$(14,629,002)	(1,495,645)	$(13,783,191)

Net change
Class A	4,998	$48,176	(1,917)	$(21,910)
Class B	558	5,331	(20,432)	(187,346)
Class C	5,968	58,882	14,028	114,142
Class I	5,561	52,530	(69,837)	(654,942)
Class R1	—	—	(4,732)	(43,818)
Class R2	5	51	(4,911)	(45,723)
Class R3	97	928	(5,007)	(46,616)
Class R4	19	183	(5,106)	(47,535)
Class R6 (formerly Class R5)	(821,247)	(7,954,925)	229,757	2,234,445
	(804,041)	$(7,788,844)	131,843	$1,300,697

Effective August 26, 2016, class R5 shares were named class R6 shares.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 29%, 29%, 24%, 6%, 4%, 2%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other

53

Notes to Financial Statements (unaudited) – continued

funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2016, the fund’s commitment fee and interest expense were $718 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,160,541	39,832,687	(43,774,103)	1,219,125

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$174	$—	$9,060	$1,219,125

54

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

55

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period ended December 31, 2015 relative to the Lipper performance universe. The Fund commenced operations on March 30, 2011; therefore no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee

56

Board Review of Investment Advisory Agreement – continued

and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the

57

Board Review of Investment Advisory Agreement – continued

Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

58

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

59

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

60

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2016

MFS® EMERGING MARKETS EQUITY FUND

FEM-SEM

MFS® EMERGING MARKETS EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, even after a recent rise in bond yields, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth,

there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Samsung Electronics Co. Ltd.	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Alibaba Group Holding Ltd., ADR	3.6%
Housing Development Finance Corp. Ltd.	2.8%
LUKOIL PJSC, ADR	2.5%
Cognizant Technology Solutions Corp., “A”	2.4%
China Construction Bank	2.4%
Tencent Holdings Ltd.	2.2%
Dufry AG	1.9%
Techtronic Industries Co. Ltd.	1.8%

Equity sectors
Financial Services	23.4%
Technology	23.2%
Consumer Staples	10.1%
Retailing	7.6%
Special Products & Services	7.5%
Energy	5.6%
Basic Materials	4.1%
Autos & Housing	4.0%
Leisure	3.5%
Utilities & Communications	3.5%
Health Care	2.3%
Transportation	1.9%
Industrial Goods & Services	0.3%

Issuer country weightings (x)
China	19.1%
Hong Kong	9.9%
India	9.6%
South Korea	9.2%
Brazil	8.1%
United States	7.0%
Taiwan	6.6%
South Africa	4.5%
Mexico	4.2%
Other Countries	21.8%

Currency exposure weightings (y)
Hong Kong Dollar	20.7%
United States Dollar	11.0%
Indian Rupee	9.3%
South Korean Won	9.2%
Brazilian Real	8.1%
Taiwan Dollar	6.6%
Chinese Renminbi	6.4%
South African Rand	4.5%
Mexican Peso	4.2%
Other Currencies	20.0%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2016 through November 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2016 through November 30, 2016.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/16	Ending Account Value 11/30/16	Expenses Paid During Period (p) 6/01/16-11/30/16
A	Actual	1.60%	$1,000.00	$1,071.10	$8.31
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09
B	Actual	2.36%	$1,000.00	$1,067.20	$12.23
	Hypothetical (h)	2.36%	$1,000.00	$1,013.24	$11.91
C	Actual	2.36%	$1,000.00	$1,066.97	$12.23
	Hypothetical (h)	2.36%	$1,000.00	$1,013.24	$11.91
I	Actual	1.35%	$1,000.00	$1,072.70	$7.01
	Hypothetical (h)	1.35%	$1,000.00	$1,018.30	$6.83
R1	Actual	2.36%	$1,000.00	$1,067.07	$12.23
	Hypothetical (h)	2.36%	$1,000.00	$1,013.24	$11.91
R2	Actual	1.85%	$1,000.00	$1,069.84	$9.60
	Hypothetical (h)	1.85%	$1,000.00	$1,015.79	$9.35
R3	Actual	1.61%	$1,000.00	$1,071.01	$8.36
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14
R4	Actual	1.36%	$1,000.00	$1,072.20	$7.06
	Hypothetical (h)	1.36%	$1,000.00	$1,018.25	$6.88
R6 (formerly Class R5)	Actual	1.25%	$1,000.00	$1,072.67	$6.49
	Hypothetical (h)	1.25%	$1,000.00	$1,018.80	$6.33

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense ratios include 0.05% of Reimbursement of Expenses by Custodian (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.59%, $8.26, and $8.04 for Class A, 2.35%, $12.18, and $11.86 for Class B, 2.35%, $12.18, and $11.86 for Class C, 1.34%, $6.96, and $6.78 for

5

Expense Table – continued

Class I, 2.35%, $12.18, and $11.86 for Class R1, 1.84%, $9.55, and $9.30 for Class R2, 1.60%, $8.31, and $8.09 for Class R3, 1.35%, $7.01, and $6.83 for Class R4, and 1.24%, $6.44, and $6.28 for Class R6 (formerly Class R5), respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

6

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.3%
Issuer	Shares/Par	Value ($)
Airlines - 0.8%
Copa Holdings S.A., “A”	37,847	$3,363,463
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	21,138	3,051,693

		$6,415,156
Alcoholic Beverages - 2.4%
AmBev S.A., ADR	1,838,541	$9,174,320
China Resources Enterprise Ltd. (a)	4,648,000	9,839,510

		$19,013,830
Apparel Manufacturers - 2.4%
Global Brands Group Holding Ltd. (a)	72,644,000	$11,332,333
Stella International Holdings	4,408,500	7,468,277
Titan Co. Ltd.	106,392	500,571

		$19,301,181
Automotive - 1.3%
Ford Otomotiv Sanayi A.S.	480,099	$4,020,504
Kia Motors Corp.	184,711	5,904,035

		$9,924,539
Brokerage & Asset Managers - 0.4%
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	255,100	$3,345,969

Business Services - 3.2%
Cognizant Technology Solutions Corp., “A” (a)	346,713	$19,096,952
Eurocash S.A.	668,433	6,189,872

		$25,286,824
Cable TV - 1.4%
Naspers Ltd.	76,839	$11,216,010

Computer Software - Systems - 2.3%
EPAM Systems, Inc. (a)	120,288	$7,926,979
Globant S.A. (a)	192,084	6,580,798
Linx S.A.	724,800	3,782,534

		$18,290,311
Construction - 1.8%
Techtronic Industries Co. Ltd.	3,634,000	$14,219,815

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 2.6%
Dabur India Ltd.	1,839,284	$7,628,429
Hengan International Group Co. Ltd.	1,649,500	12,982,914

		$20,611,343
Consumer Services - 4.3%
51job, Inc., ADR (a)	281,977	$9,973,526
China Maple Leaf Educational Systems	6,995,000	4,427,339
Ctrip.com International Ltd., ADR (a)	106,556	4,819,528
Kroton Educacional S.A.	1,394,000	5,955,944
MakeMyTrip Ltd. (a)	88,395	2,134,739
SEEK Ltd.	647,149	7,088,110

		$34,399,186
Electronics - 12.1%
ASM Pacific Technology Ltd.	1,040,400	$10,401,988
Samsung Electronics Co. Ltd.	29,162	43,147,159
Taiwan Semiconductor Manufacturing Co. Ltd.	7,492,695	42,931,781

		$96,480,928
Energy - Independent - 2.4%
Coal India Ltd.	1,752,037	$7,899,005
Gran Tierra Energy, Inc. (a)	2,530,398	7,233,476
Ultrapar Participacoes S.A.	195,740	3,999,241

		$19,131,722
Energy - Integrated - 2.5%
LUKOIL PJSC, ADR	407,224	$19,953,976

Engineering - Construction - 0.3%
Mills Estruturas e Servicos de Engenharia S.A. (a)	2,340,284	$2,525,698

Food & Beverages - 3.1%
AVI Ltd.	1,711,511	$10,551,734
BRF S.A.	493,610	7,538,314
Tingyi (Cayman Islands) Holding Corp.	5,558,000	6,606,686

		$24,696,734
Food & Drug Stores - 1.7%
Clicks Group Ltd.	540,288	$4,628,957
Dairy Farm International Holdings Ltd.	720,900	5,046,300
Lenta Ltd., GDR (a)(n)	519,281	4,024,428

		$13,699,685

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Forest & Paper Products - 0.5%
Fibria Celulose S.A.	441,607	$4,049,092

Furniture & Appliances - 1.0%
Coway Co. Ltd.	107,974	$7,804,459

General Merchandise - 1.5%
PriceSmart, Inc.	53,576	$4,891,489
S.A.C.I. Falabella	861,310	6,777,388

		$11,668,877
Health Maintenance Organizations - 1.2%
OdontoPrev S.A.	1,240,971	$4,293,065
Qualicorp S.A.	971,561	5,271,402

		$9,564,467
Insurance - 3.2%
AIA Group Ltd.	2,204,400	$13,442,676
BB Seguridade Participacoes S.A.	579,546	4,847,757
Brasil Insurance Participacoes e Administracao S.A. (a)	56,505	339,159
Samsung Fire & Marine Insurance Co. Ltd.	28,032	7,045,089

		$25,674,681
Internet - 7.9%
Alibaba Group Holding Ltd., ADR (a)	303,012	$28,489,188
Baidu, Inc., ADR (a)	47,698	7,963,181
NAVER Corp.	13,598	9,282,070
Tencent Holdings Ltd.	698,800	17,399,375

		$63,133,814
Major Banks - 1.4%
Industrial & Commercial Bank of China, “H”	17,653,000	$10,786,656

Metals & Mining - 1.3%
Grupo Mexico S.A.B. de C.V., “B”	1,323,073	$3,620,189
Iluka Resources Ltd.	1,478,107	6,695,232

		$10,315,421
Natural Gas - Distribution - 1.5%
China Resources Gas Group Ltd.	3,324,000	$9,856,507
Infraestructura Energetica Nova, S.A. de C.V.	504,136	2,220,051

		$12,076,558
Network & Telecom - 0.9%
VTech Holdings Ltd.	532,800	$6,875,947

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 0.7%
Lamprell PLC (a)	5,263,645	$5,729,707

Other Banks & Diversified Financials - 16.0%
Banco Bradesco S.A., ADR	411,270	$3,557,486
Banco Santander Chile, ADR	145,501	3,151,552
Bancolombia S.A., ADR	159,727	5,350,855
China Construction Bank	25,437,490	18,917,464
Credicorp Ltd.	28,293	4,433,230
E.Sun Financial Holding Co. Ltd.	16,027,849	9,298,026
FirstRand Ltd.	263,979	946,968
Grupo Financiero Banorte S.A. de C.V.	775,238	3,715,687
Grupo Financiero Inbursa S.A. de C.V.	4,294,154	5,856,044
Housing Development Finance Corp. Ltd.	1,219,467	22,564,688
Kasikornbank Co. Ltd.	1,679,300	7,986,123
Komercni Banka A.S.	84,899	2,807,692
Kotak Mahindra Bank Ltd.	1,268,547	14,028,046
PT Bank Central Asia Tbk	4,119,500	4,360,029
Public Bank Berhad	1,684,551	7,385,470
Sberbank of Russia	1,778,202	4,400,790
Shriram Transport Finance Co. Ltd.	103,194	1,362,724
Turkiye Sinai Kalkinma Bankasi A.S.	7,033,909	2,549,933
Union National Bank	4,014,549	4,918,719

		$127,591,526
Pharmaceuticals - 1.1%
Genomma Lab Internacional S.A., “B” (a)	8,437,278	$9,017,095

Real Estate - 2.3%
Aldar Properties PJSC	7,467,748	$5,042,479
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	4,644,200	3,356,301
Hang Lung Properties Ltd.	4,544,000	10,218,682

		$18,617,462
Restaurants - 2.1%
Alsea S.A.B. de C.V.	930,005	$2,729,991
Jollibee Foods Corp.	878,170	3,810,760
Yum China Holdings, Inc. (a)	356,442	10,023,149

		$16,563,900
Specialty Chemicals - 1.6%
Astra Argo Lestari	5,335,500	$6,502,258
PTT Global Chemical PLC	3,413,000	5,978,573

		$12,480,831

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 1.9%
Dufry AG (a)	124,825	$15,445,053

Telephone Services - 0.9%
Hellenic Telecommunications Organization S.A.	401,847	$3,662,718
PT XL Axiata Tbk (a)	20,026,450	3,407,407

		$7,070,125
Tobacco - 2.1%
ITC Ltd.	3,327,062	$11,384,079
PT Hanjaya Mandala Sampoerna Tbk	17,644,000	4,947,220

		$16,331,299
Trucking - 1.1%
Emergent Capital, Inc.	722,560	$8,703,569

Utilities - Electric Power - 1.1%
CESC Ltd.	979,654	$8,391,234
Total Common Stocks (Identified Cost, $738,664,819)		$766,404,680

Preferred Stocks - 0.7%
Forest & Paper Products - 0.7%
Suzano Papel e Celulose S.A. (Identified Cost, $5,590,838)	1,523,300	$5,787,734

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.46% (v) (Identified Cost, $15,871,949)	15,871,949	$15,871,949
Total Investments (Identified Cost, $760,127,606)		$788,064,363

Other Assets, Less Liabilities - 1.0%		7,797,701
Net Assets - 100.0%		$795,862,064

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,024,428 representing 0.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $744,255,657)	$772,192,414
Underlying affiliated funds, at value (identified cost, $15,871,949)	15,871,949
Total investments, at value (identified cost, $760,127,606)	$788,064,363
Cash	104,184
Foreign currency, at value (identified cost, $10,115)	10,116
Receivables for
Investments sold	29,515,010
Fund shares sold	541,744
Dividends	160,669
Other assets	216,641
Total assets	$818,612,727
Liabilities
Payables for
Investments purchased	$21,202,910
Fund shares reacquired	691,935
Payable to affiliates
Investment adviser	29,317
Shareholder servicing costs	267,240
Distribution and service fees	2,200
Payable for independent Trustees’ compensation	989
Deferred country tax expense payable	196,184
Accrued expenses and other liabilities	359,888
Total liabilities	$22,750,663
Net assets	$795,862,064
Net assets consist of
Paid-in capital	$858,730,295
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $60,197 of deferred country tax)	27,868,140
Accumulated net realized gain (loss) on investments and foreign currency	(97,738,711)
Undistributed net investment income	7,002,340
Net assets	$795,862,064
Shares of beneficial interest outstanding	29,705,030

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$104,897,455	4,073,041	$25.75
Class B	5,461,233	229,332	23.81
Class C	19,820,953	852,352	23.25
Class I	23,325,054	859,429	27.14
Class R1	391,059	16,957	23.06
Class R2	4,013,974	170,234	23.58
Class R3	1,712,521	66,801	25.64
Class R4	3,985,068	155,163	25.68
Class R6 (formerly Class R5)	632,254,747	23,281,721	27.16

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $27.32 [100 / 94.25 x $25.75]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$11,113,086
Other	19,732
Interest	12,843
Dividends from underlying affiliated funds	25,864
Foreign taxes withheld	(1,205,631)
Total investment income	$9,965,894
Expenses
Management fee	$4,067,060
Distribution and service fees	293,411
Shareholder servicing costs	713,272
Administrative services fee	65,639
Independent Trustees’ compensation	9,622
Custodian fee	331,493
Reimbursement of custodian expenses	(197,378)
Shareholder communications	19,120
Audit and tax fees	44,704
Legal fees	3,644
Miscellaneous	87,942
Total expenses	$5,438,529
Reduction of expenses by investment adviser and distributor	(101,493)
Net expenses	$5,337,036
Net investment income	$4,628,858
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $534,900 country tax)	$(17,233,613)
Underlying affiliated funds	(51)
Foreign currency	(97,333)
Net realized gain (loss) on investments and foreign currency	$(17,330,997)
Change in unrealized appreciation (depreciation)
Investments (net of $205,093 decrease in deferred country tax)	$66,674,971
Translation of assets and liabilities in foreign currencies	(2,798)
Net unrealized gain (loss) on investments and foreign currency translation	$66,672,173
Net realized and unrealized gain (loss) on investments and foreign currency	$49,341,176
Change in net assets from operations	$53,970,034

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 11/30/16	Year ended 5/31/16
Change in net assets	(unaudited)
From operations
Net investment income	$4,628,858	$6,607,029
Net realized gain (loss) on investments and foreign currency	(17,330,997)	(66,692,151)
Net unrealized gain (loss) on investments and foreign currency translation	66,672,173	(49,150,327)
Change in net assets from operations	$53,970,034	$(109,235,449)
Distributions declared to shareholders
From net investment income	$—	$(3,080,261)
Change in net assets from fund share transactions	$(16,884,649)	$71,762,487
Total change in net assets	$37,085,385	$(40,553,223)
Net assets
At beginning of period	758,776,679	799,329,902
At end of period (including undistributed net investment income of $7,002,340 and $2,373,482, respectively)	$795,862,064	$758,776,679

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$24.05		$27.87	$30.60	$30.76	$27.61	$34.22
Income (loss) from investment operations
Net investment income (d)	$0.13	(c)	$0.16	$0.12	$0.13	$0.18	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	1.57		(3.95)	(1.98)	(0.17)	3.22	(6.76)
Total from investment operations	$1.70		$(3.79)	$(1.86)	$(0.04)	$3.40	$(6.47)
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.20)	$(0.12)	$(0.25)	$(0.14)
From net realized gain on investments	—		—	(0.67)	—	—	—
Total distributions declared to shareholders	$—		$(0.03)	$(0.87)	$(0.12)	$(0.25)	$(0.14)
Net asset value, end of period (x)	$25.75		$24.05	$27.87	$30.60	$30.76	$27.61
Total return (%) (r)(s)(t)(x)	7.07	(c)(n)	(13.59)	(5.90)	(0.11)	12.31	(18.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)(c)	1.73	1.69	1.69	1.69	1.66
Expenses after expense reductions (f)	1.60	(a)(c)	1.70	1.66	1.67	1.68	1.66
Net investment income	1.01	(a)(c)(l)	0.64	0.40	0.43	0.59	0.97
Portfolio turnover	26	(n)	55	38	44	35	28
Net assets at end of period (000 omitted)	$104,897		$114,533	$132,361	$161,724	$223,707	$225,253

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$22.32		$26.03	$28.63	$28.88	$25.91	$32.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	(c)	$(0.01)	$(0.10)	$(0.08)	$(0.05)	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.47		(3.70)	(1.83)	(0.17)	3.02	(6.33)
Total from investment operations	$1.49		$(3.71)	$(1.93)	$(0.25)	$2.97	$(6.27)
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$(0.67)	$—	$—	$—
Net asset value, end of period (x)	$23.81		$22.32	$26.03	$28.63	$28.88	$25.91
Total return (%) (r)(s)(t)(x)	6.68	(c)(n)	(14.25)	(6.60)	(0.87)	11.46	(19.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.38	(a)(c)	2.48	2.44	2.44	2.44	2.42
Expenses after expense reductions (f)	2.36	(a)(c)	2.45	2.42	2.42	2.43	2.41
Net investment income (loss)	0.19	(a)(c)(l)	(0.03)	(0.36)	(0.30)	(0.19)	0.21
Portfolio turnover	26	(n)	55	38	44	35	28
Net assets at end of period (000 omitted)	$5,461		$5,777	$9,026	$12,251	$17,777	$19,493
See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$21.80		$25.42	$27.98	$28.22	$25.33	$31.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	(c)	$(0.01)	$(0.10)	$(0.08)	$(0.05)	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.43		(3.61)	(1.79)	(0.16)	2.95	(6.20)
Total from investment operations	$1.45		$(3.62)	$(1.89)	$(0.24)	$2.90	$(6.13)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$(0.01)	$—
From net realized gain on investments	—		—	(0.67)	—	—	—
Total distributions declared to shareholders	$—		$—	$(0.67)	$—	$(0.01)	$—
Net asset value, end of period (x)	$23.25		$21.80	$25.42	$27.98	$28.22	$25.33
Total return (%) (r)(s)(t)(x)	6.65	(c)(n)	(14.24)	(6.62)	(0.85)	11.46	(19.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.38	(a)(c)	2.48	2.44	2.44	2.44	2.42
Expenses after expense reductions (f)	2.36	(a)(c)	2.45	2.42	2.42	2.43	2.41
Net investment income (loss)	0.16	(a)(c)(l)	(0.04)	(0.37)	(0.29)	(0.18)	0.24
Portfolio turnover	26	(n)	55	38	44	35	28
Net assets at end of period (000 omitted)	$19,821		$20,132	$30,000	$37,532	$44,562	$44,967

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$25.31		$29.31	$32.16	$32.33	$29.01	$35.96
Income (loss) from investment operations
Net investment income (d)	$0.15	(c)	$0.30	$0.18	$0.24	$0.37	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	1.68		(4.22)	(2.07)	(0.20)	3.29	(7.11)
Total from investment operations	$1.83		$(3.92)	$(1.89)	$0.04	$3.66	$(6.72)
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.29)	$(0.21)	$(0.34)	$(0.23)
From net realized gain on investments	—		—	(0.67)	—	—	—
Total distributions declared to shareholders	$—		$(0.08)	$(0.96)	$(0.21)	$(0.34)	$(0.23)
Net asset value, end of period (x)	$27.14		$25.31	$29.31	$32.16	$32.33	$29.01
Total return (%) (r)(s)(x)	7.23	(c)(n)	(13.38)	(5.70)	0.13	12.59	(18.68)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)(c)	1.47	1.44	1.44	1.44	1.41
Expenses after expense reductions (f)	1.35	(a)(c)	1.45	1.42	1.42	1.43	1.41
Net investment income	1.10	(a)(c)(l)	1.18	0.59	0.76	1.17	1.23
Portfolio turnover	26	(n)	55	38	44	35	28
Net assets at end of period (000 omitted)	$23,325		$19,942	$50,613	$58,251	$43,387	$326,883

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R1			2016		2015	2014	2013	2012

Net asset value, beginning of period	$21.62		$25.21		$27.84	$28.14	$25.33	$31.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	(c)	$(0.00	)(w)	$(0.13)	$(0.09)	$(0.03)	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.42		(3.59)		(1.76)	(0.17)	2.95	(6.21)
Total from investment operations	$1.44		$(3.59)		$(1.89)	$(0.26)	$2.92	$(6.13)
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.07)	$(0.04)	$(0.11)	$—
From net realized gain on investments	—		—		(0.67)	—	—	—
Total distributions declared to shareholders	$—		$—		$(0.74)	$(0.04)	$(0.11)	$—
Net asset value, end of period (x)	$23.06		$21.62		$25.21	$27.84	$28.14	$25.33
Total return (%) (r)(s)(x)	6.66	(c)(n)	(14.24)		(6.63)	(0.91)	11.53	(19.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.38	(a)(c)	2.48		2.45	2.44	2.44	2.41
Expenses after expense reductions (f)	2.36	(a)(c)	2.46		2.42	2.42	2.42	2.41
Net investment income (loss)	0.16	(a)(c)(l)	(0.02)		(0.49)	(0.32)	(0.12)	0.27
Portfolio turnover	26	(n)	55		38	44	35	28
Net assets at end of period (000 omitted)	$391		$376		$574	$458	$704	$283

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$22.05		$25.61	$28.25	$28.47	$25.62	$31.81
Income (loss) from investment operations
Net investment income (d)	$0.07	(c)	$0.06	$0.00 (w)	$0.05	$0.09	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	1.46		(3.59)	(1.79)	(0.16)	3.00	(6.25)
Total from investment operations	$1.53		$(3.53)	$(1.79)	$(0.11)	$3.09	$(6.07)
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.18)	$(0.11)	$(0.24)	$(0.12)
From net realized gain on investments	—		—	(0.67)	—	—	—
Total distributions declared to shareholders	$—		$(0.03)	$(0.85)	$(0.11)	$(0.24)	$(0.12)
Net asset value, end of period (x)	$23.58		$22.05	$25.61	$28.25	$28.47	$25.62
Total return (%) (r)(s)(x)	6.94	(c)(n)	(13.80)	(6.16)	(0.38)	12.03	(19.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)(c)	1.98	1.95	1.94	1.94	1.92
Expenses after expense reductions (f)	1.85	(a)(c)	1.96	1.93	1.92	1.93	1.92
Net investment income	0.56	(a)(c)(l)	0.27	0.02	0.19	0.30	0.66
Portfolio turnover	26	(n)	55	38	44	35	28
Net assets at end of period (000 omitted)	$4,014		$3,358	$1,781	$1,096	$803	$514

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$23.94		$27.70	$30.45	$30.62	$27.48	$34.06
Income (loss) from investment operations
Net investment income (d)	$0.13	(c)	$0.24	$0.10	$0.13	$0.18	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	1.57		(4.00)	(1.96)	(0.16)	3.21	(6.72)
Total from investment operations	$1.70		$(3.76)	$(1.86)	$(0.03)	$3.39	$(6.44)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.22)	$(0.14)	$(0.25)	$(0.14)
From net realized gain on investments	—		—	(0.67)	—	—	—
Total distributions declared to shareholders	$—		$—	$(0.89)	$(0.14)	$(0.25)	$(0.14)
Net asset value, end of period (x)	$25.64		$23.94	$27.70	$30.45	$30.62	$27.48
Total return (%) (r)(s)(x)	7.10	(c)(n)	(13.57)	(5.93)	(0.10)	12.31	(18.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)(c)	1.72	1.70	1.69	1.69	1.67
Expenses after expense reductions (f)	1.61	(a)(c)	1.70	1.67	1.67	1.68	1.67
Net investment income	1.02	(a)(c)(l)	0.97	0.33	0.45	0.59	0.94
Portfolio turnover	26	(n)	55	38	44	35	28
Net assets at end of period (000 omitted)	$1,713		$1,947	$4,674	$4,201	$3,448	$3,584

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$23.96		$27.77	$30.52	$30.70	$27.56	$34.17
Income (loss) from investment operations
Net investment income (d)	$0.15	(c)	$0.22	$0.18	$0.21	$0.26	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	1.57		(3.93)	(1.98)	(0.18)	3.22	(6.75)
Total from investment operations	$1.72		$(3.71)	$(1.80)	$0.03	$3.48	$(6.38)
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.28)	$(0.21)	$(0.34)	$(0.23)
From net realized gain on investments	—		—	(0.67)	—	—	—
Total distributions declared to shareholders	$—		$(0.10)	$(0.95)	$(0.21)	$(0.34)	$(0.23)
Net asset value, end of period (x)	$25.68		$23.96	$27.77	$30.52	$30.70	$27.56
Total return (%) (r)(s)(x)	7.18	(c)(n)	(13.35)	(5.68)	0.11	12.60	(18.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)(c)	1.48	1.44	1.44	1.44	1.41
Expenses after expense reductions (f)	1.36	(a)(c)	1.46	1.42	1.42	1.43	1.41
Net investment income	1.16	(a)(c)(l)	0.90	0.61	0.72	0.84	1.24
Portfolio turnover	26	(n)	55	38	44	35	28
Net assets at end of period (000 omitted)	$3,895		$3,940	$4,487	$5,023	$4,693	$4,010

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R6 (formerly Class R5)			2016	2015	2014	2013

Net asset value, beginning of period	$25.32		$29.34	$32.19	$32.36	$29.01
Income (loss) from investment operations
Net investment income (d)	$0.17	(c)	$0.25	$0.22	$0.25	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	1.67		(4.14)	(2.09)	(0.19)	3.40
Total from investment operations	$1.84		$(3.89)	$(1.87)	$0.06	$3.69
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.31)	$(0.23)	$(0.34)
From net realized gain on investments	—		—	(0.67)	—	—
Total distributions declared to shareholders	$—		$(0.13)	$(0.98)	$(0.23)	$(0.34)
Net asset value, end of period (x)	$27.16		$25.32	$29.34	$32.19	$32.36
Total return (%) (r)(s)(x)	7.27	(c)(n)	(13.25)	(5.60)	0.21	12.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)(c)	1.36	1.35	1.34	1.36
Expenses after expense reductions (f)	1.25	(a)(c)	1.34	1.32	1.32	1.34
Net investment income	1.25	(a)(c)(l)	0.99	0.70	0.79	0.89
Portfolio turnover	26	(n)	55	38	44	35
Net assets at end of period (000 omitted)	$632,255		$588,772	$565,813	$536,021	$403,055

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

25

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

26

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$100,554,190	$51,530,834	$—	$152,085,024
Hong Kong	54,567,521	24,438,496	—	79,006,017
India	20,288,274	55,605,241	—	75,893,515
South Korea	17,086,529	56,096,284	—	73,182,813
Brazil	64,467,715	—	—	64,467,715
Taiwan	—	52,229,807	—	52,229,807
South Africa	36,047,239	—	—	36,047,239
Mexico	33,567,051	—	—	33,567,051
United States	31,915,420	—	—	31,915,420
Other Countries	116,784,425	57,013,388	—	173,797,813
Mutual Funds	15,871,949	—	—	15,871,949
Total Investments	$491,150,313	$296,914,050	$—	$788,064,363

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $57,040,766 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $72,484,335 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign

27

Notes to Financial Statements (unaudited) – continued

currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on direct investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2016, there were no securities on loan or collateral outstanding.

28

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax

29

Notes to Financial Statements (unaudited) – continued

purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/16
Ordinary income (including any short-term capital gains)	$3,080,261

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/16
Cost of investments	$767,261,849
Gross appreciation	93,039,624
Gross depreciation	(72,237,110)
Net unrealized appreciation (depreciation)	$20,802,514

As of 5/31/16
Undistributed ordinary income	2,376,978
Capital loss carryforwards	(73,273,471)
Other temporary differences	(274,408)
Net unrealized appreciation (depreciation)	(45,667,364)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(10,447,214)
Long-Term	(62,826,257)
Total	$(73,273,471)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

30

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/16	Year ended 5/31/16
Class A	$—	$156,892
Class I	—	71,531
Class R2	—	2,966
Class R4	—	16,450
Class R6 (formerly Class R5)	—	2,832,422
Total	$—	$3,080,261

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

For the period June 1, 2016 through September 27, 2016, the management fee was computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

The investment adviser had agreed in writing to reduce its management fee to 0.95% of average daily net assets in excess of $500 million up to $1 billion; 0.90% of average daily net assets in excess of $1 billion up to $4 billion; and 0.85% of average daily net assets in excess of $4 billion. This written agreement terminated on September 27, 2016. For the period June 1, 2016 through September 27, 2016, this management fee reduction amounted to $46,709 which is included in the reduction of total expenses in the Statement of Operations. Effective September 28, 2016, the management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Next $500 million of average daily net assets	0.95%
Next $3 billion of average daily net assets	0.90%
Average daily net assets in excess of $4 billion	0.85%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2016, this management fee reduction amounted to $27,481, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 1.01% of the fund’s average daily net assets.

Effective August 1, 2016, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary

31

Notes to Financial Statements (unaudited) – continued

expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6 (formerly Class R5)
1.65%	2.40%	2.40%	1.40%	2.40%	1.90%	1.65%	1.40%	1.29%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2017. For the period August 1, 2016 through November 30, 2016, this reduction amounted to $23,601, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $10,443 for the six months ended November 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$144,481
Class B	0.75%	0.25%	1.00%	1.00%	29,040
Class C	0.75%	0.25%	1.00%	1.00%	105,609
Class R1	0.75%	0.25%	1.00%	1.00%	1,989
Class R2	0.25%	0.25%	0.50%	0.50%	9,964
Class R3	—	0.25%	0.25%	0.25%	2,328
Total Distribution and Service Fees					$293,411

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2016 based on each class’s average daily net assets. MFS has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2016, this rebate amounted to $3,598, $14, and $90 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of

32

Notes to Financial Statements (unaudited) – continued

purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2016, were as follows:

Amount
Class A	$119
Class B	5,996
Class C	337

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2016, the fee was $45,208, which equated to 0.0114% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $132,923.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2016, these costs for the fund amounted to $535,141 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 0.0165% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent

33

Notes to Financial Statements (unaudited) – continued

Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $46 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended November 30, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $974 at November 30, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2016, the fee paid by the fund under this agreement was $755 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS purchased 445 shares of Class I for an aggregate amount of $10,894. On September 9, 2015, MFS redeemed 2,419 shares of Class R1 and 4,849 shares of Class R2 for an aggregate amount of $153,841.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended November 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $546,365 and $3,268,927, respectively. The sales transactions resulted in net realized gains (losses) of $(256,187).

(4) Portfolio Securities

For the six months ended November 30, 2016, purchases and sales of investments, other short-term obligations, aggregated $202,748,517 and $230,960,831, respectively.

34

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/16		Year ended 5/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	626,175	$15,975,424	2,478,866	$60,244,326
Class B	11,997	287,373	25,138	577,823
Class C	60,521	1,400,509	102,287	2,252,884
Class I	219,669	6,037,030	298,519	7,560,758
Class R1	1,166	26,563	4,099	89,244
Class R2	37,653	882,072	117,189	2,602,563
Class R3	19,130	498,012	48,624	1,181,408
Class R4	10,314	264,376	35,875	855,762
Class R6 (formerly Class R5)	2,043,680	55,972,205	4,918,494	126,426,305
	3,030,305	$81,343,564	8,029,091	$201,791,073

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	6,568	$153,750
Class I	—	—	2,735	67,316
Class R2	—	—	135	2,902
Class R4	—	—	704	16,395
Class R6 (formerly Class R5)	—	—	112,838	2,775,811
	—	$—	122,980	$3,016,174

Shares reacquired
Class A	(1,315,008)	$(34,214,561)	(2,473,018)	$(59,478,068)
Class B	(41,436)	(993,842)	(113,150)	(2,554,408)
Class C	(131,656)	(3,077,288)	(359,130)	(7,843,036)
Class I	(148,014)	(4,025,894)	(1,240,077)	(31,042,289)
Class R1	(1,592)	(36,684)	(9,474)	(208,488)
Class R2	(19,702)	(472,559)	(34,595)	(754,489)
Class R3	(33,650)	(864,678)	(136,055)	(3,239,945)
Class R4	(19,626)	(509,233)	(33,678)	(819,868)
Class R6 (formerly Class R5)	(2,017,924)	(54,033,474)	(1,058,732)	(27,104,169)
	(3,728,608)	$(98,228,213)	(5,457,909)	$(133,044,760)

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/16		Year ended 5/31/16
	Shares	Amount	Shares	Amount
Net change
Class A	(688,833)	$(18,239,137)	12,416	$920,008
Class B	(29,439)	(706,469)	(88,012)	(1,976,585)
Class C	(71,135)	(1,676,779)	(256,843)	(5,590,152)
Class I	71,655	2,011,136	(938,823)	(23,414,215)
Class R1	(426)	(10,121)	(5,375)	(119,244)
Class R2	17,951	409,513	82,729	1,850,976
Class R3	(14,520)	(366,666)	(87,431)	(2,058,537)
Class R4	(9,312)	(244,857)	2,901	52,289
Class R6 (formerly Class R5)	25,756	1,938,731	3,972,600	102,097,947
	(698,303)	$(16,884,649)	2,694,162	$71,762,487

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

The fund is one of several mutual funds in which the MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 67%, 6%, and 4%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each owners of record of less than 1% of the value of the outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2016, the fund’s commitment fee and interest expense were $2,645 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

36

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,106,189	118,401,002	(113,635,242)	15,871,949

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(51)	$—	$25,864	$15,871,949

37

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

38

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, including more recent performance information, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including changing portfolio management responsibilities as well as expanding analyst coverage for emerging market securities. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the

39

Board Review of Investment Advisory Agreement – continued

Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median, and that MFS has agreed to implement an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $500 million, and that MFS has agreed in writing to reduce its advisory fee rate on the Fund’s average daily net assets over $500 million, $1 billion, and $4 billion, which may not be changed without the Trustees’ approval (the “management fee waiver rates”). They also noted that MFS has agreed to amend its contractual advisory fee rate schedule to reflect the existing management fee waiver rates effective as of September 28, 2016. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

40

Board Review of Investment Advisory Agreement – continued

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

41

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

42

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

43

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2016

MFS® INTERNATIONAL GROWTH FUND

FGF-SEM

MFS® INTERNATIONAL GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, even after a recent rise in bond yields, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth,

there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Roche Holding AG	3.6%
Nestle S.A.	3.6%
Accenture PLC, “A”	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Canadian National Railway Co.	2.6%
AIA Group Ltd.	2.6%
LVMH Moet Hennessy Louis Vuitton S.A.	2.5%
Danone S.A.	2.4%
SAP AG	2.4%
Novartis AG	2.4%

Equity sectors
Consumer Staples	17.8%
Health Care	13.8%
Technology	13.2%
Financial Services	12.9%
Industrial Goods & Services	9.3%
Special Products & Services	8.1%
Basic Materials	6.8%
Retailing	6.2%
Leisure	4.2%
Transportation	2.9%
Energy	1.5%
Autos & Housing	1.0%
Utilities & Communications	0.9%

Issuer country weightings (x)
France	16.4%
United Kingdom	14.3%
Switzerland	13.3%
Germany	9.9%
Japan	9.0%
United States	6.5%
Canada	4.2%
China	3.3%
Taiwan	3.2%
Other Countries	19.9%

Currency exposure weightings (y)
Euro	29.9%
British Pound Sterling	15.4%
Swiss Franc	13.3%
United States Dollar	10.2%
Japanese Yen	9.0%
Taiwan Dollar	3.2%
Chinese Renminbi	2.9%
Indian Rupee	2.8%
Hong Kong Dollar	2.8%
Other Currencies	10.5%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2016 through November 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2016 through November 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/16	Ending Account Value 11/30/16	Expenses Paid During Period (p) 6/01/16-11/30/16
A	Actual	1.18%	$1,000.00	$979.97	$5.86
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97
B	Actual	1.93%	$1,000.00	$976.23	$9.56
	Hypothetical (h)	1.93%	$1,000.00	$1,015.39	$9.75
C	Actual	1.93%	$1,000.00	$976.47	$9.56
	Hypothetical (h)	1.93%	$1,000.00	$1,015.39	$9.75
I	Actual	0.93%	$1,000.00	$981.27	$4.62
	Hypothetical (h)	0.93%	$1,000.00	$1,020.41	$4.71
R1	Actual	1.93%	$1,000.00	$976.12	$9.56
	Hypothetical (h)	1.93%	$1,000.00	$1,015.39	$9.75
R2	Actual	1.43%	$1,000.00	$979.03	$7.09
	Hypothetical (h)	1.43%	$1,000.00	$1,017.90	$7.23
R3	Actual	1.18%	$1,000.00	$979.84	$5.86
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97
R4	Actual	0.93%	$1,000.00	$981.15	$4.62
	Hypothetical (h)	0.93%	$1,000.00	$1,020.41	$4.71
R6 (formerly Class R5)	Actual	0.81%	$1,000.00	$981.54	$4.02
	Hypothetical (h)	0.81%	$1,000.00	$1,021.01	$4.10

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.01% of Reimbursement of Expenses by Custodian (See Note 2 of the Notes to Financial Statements).

5

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.6%
Issuer	Shares/Par	Value ($)
Aerospace - 0.9%
Rolls-Royce Holdings PLC	4,090,280	$34,621,624

Alcoholic Beverages - 5.1%
AmBev S.A., ADR	4,187,011	$20,893,180
Carlsberg A.S., “B”	401,518	34,144,487
Diageo PLC	2,222,074	55,744,174
Pernod Ricard S.A. (l)	825,699	86,636,568

		$197,418,409
Apparel Manufacturers - 4.7%
Burberry Group PLC	1,921,810	$34,361,275
Kering S.A.	232,942	50,611,120
LVMH Moet Hennessy Louis Vuitton S.A. (l)	540,072	98,280,248

		$183,252,643
Broadcasting - 2.0%
Publicis Groupe S.A.	446,350	$28,965,704
WPP PLC	2,281,068	48,776,079

		$77,741,783
Business Services - 8.1%
Accenture PLC, “A”	895,232	$106,917,558
Amadeus IT Holding S.A.	1,115,396	50,548,825
Brenntag AG	713,031	37,532,124
Compass Group PLC	3,023,864	51,871,201
Experian Group Ltd.	1,533,476	28,972,137
Intertek Group PLC	904,095	37,205,276

		$313,047,121
Computer Software - 4.0%
Dassault Systems S.A.	450,882	$34,415,993
OBIC Co. Ltd.	582,700	26,088,024
SAP AG	1,117,261	93,404,076

		$153,908,093
Computer Software - Systems - 1.7%
NICE Systems Ltd., ADR	977,047	$64,279,922

Construction - 0.9%
Toto Ltd.	935,500	$36,594,145

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 4.9%
Hengan International Group Co. Ltd.	1,063,000	$8,366,680
L’Oréal	400,828	68,416,849
Reckitt Benckiser Group PLC	876,290	74,150,458
Shiseido Co. Ltd.	768,200	19,857,727
Uni-Charm Corp.	927,500	19,878,600

		$190,670,314
Containers - 0.8%
Brambles Ltd.	3,498,377	$30,485,185

Electrical Equipment - 6.0%
Keyence Corp.	37,000	$25,606,565
Legrand S.A.	381,053	21,303,558
Mettler-Toledo International, Inc. (a)	191,484	78,895,238
Prysmian S.p.A.	1,680,734	40,204,515
Schneider Electric S.A.	989,557	65,884,467

		$231,894,343
Electronics - 3.4%
MediaTek, Inc.	2,350,000	$16,289,201
Mellanox Technologies Ltd. (a)	230,251	9,543,904
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,593,767	106,698,942

		$132,532,047
Energy - Independent - 0.6%
Oil Search Ltd.	4,956,556	$24,263,069

Energy - Integrated - 0.9%
Suncor Energy, Inc.	1,078,402	$34,343,808

Food & Beverages - 6.0%
Danone S.A.	1,492,339	$93,887,044
Nestle S.A.	2,080,861	139,993,009

		$233,880,053
Food & Drug Stores - 1.5%
Dairy Farm International Holdings Ltd.	1,434,500	$10,041,500
Sundrug Co. Ltd.	667,800	46,728,896

		$56,770,396
Gaming & Lodging - 1.1%
Paddy Power PLC	403,392	$42,245,391

Insurance - 2.6%
AIA Group Ltd.	16,330,200	$99,583,377

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 3.5%
Alibaba Group Holding Ltd., ADR (a)	813,721	$76,506,048
Baidu, Inc., ADR (a)	223,103	37,247,046
NAVER Corp.	29,247	19,964,164

		$133,717,258
Machinery & Tools - 2.4%
Atlas Copco AB, “A” (l)	714,044	$21,600,628
GEA Group AG	573,107	21,362,514
Ritchie Bros. Auctioneers, Inc.	424,341	16,173,795
Weir Group PLC	1,456,030	32,937,857

		$92,074,794
Major Banks - 1.6%
HSBC Holdings PLC	7,700,778	$61,202,856

Medical & Health Technology & Services - 1.2%
Fresenius Medical Care AG & Co. KGaA	620,325	$48,388,414

Medical Equipment - 4.1%
Essilor International S.A.	370,234	$39,278,479
QIAGEN N.V. (a)	821,563	22,682,603
Smith & Nephew PLC	2,007,385	28,306,175
Sonova Holding AG	183,095	22,132,758
Terumo Corp.	1,321,500	47,254,049

		$159,654,064
Network & Telecom - 0.7%
LM Ericsson Telephone Co., “B”	4,949,967	$25,488,348

Other Banks & Diversified Financials - 8.8%
Aeon Credit Service Co. Ltd.	1,170,000	$19,471,876
Credicorp Ltd.	204,537	32,048,903
DBS Group Holdings Ltd.	3,523,200	43,025,193
Element Fleet Management Corp.	1,711,389	14,269,007
Grupo Financiero Banorte S.A. de C.V.	4,721,925	22,632,010
Grupo Financiero Inbursa S.A. de C.V.	5,034,480	6,865,645
HDFC Bank Ltd.	4,096,064	81,899,345
Julius Baer Group Ltd.	685,244	30,282,299
UBS AG	5,607,495	89,183,824

		$339,678,102
Pharmaceuticals - 8.4%
Bayer AG	704,044	$66,104,160
Novartis AG	1,323,663	91,459,945

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Novo Nordisk A.S., “B”	817,060	$27,699,514
Roche Holding AG	630,043	140,484,654

		$325,748,273
Railroad & Shipping - 2.6%
Canadian National Railway Co.	1,490,162	$99,587,526

Restaurants - 1.1%
Whitbread PLC	899,015	$38,964,707
Yum China Holdings, Inc. (a)	160,949	4,525,886

		$43,490,593
Specialty Chemicals - 6.0%
Akzo Nobel N.V.	743,765	$46,319,281
Croda International PLC	607,031	24,775,442
L’Air Liquide S.A.	452,561	46,084,450
Linde AG	332,823	55,451,099
Nippon Paint Holdings Co. Ltd.	586,200	19,013,564
Symrise AG	651,728	39,447,804

		$231,091,640
Telecommunications - Wireless - 0.8%
SoftBank Corp.	549,200	$32,817,165

Tobacco - 1.8%
ITC Ltd.	7,977,224	$27,295,357
Japan Tobacco, Inc.	1,164,800	40,533,102

		$67,828,459
Trucking - 0.4%
Yamato Holdings Co. Ltd.	694,900	$14,078,201
Total Common Stocks (Identified Cost, $3,352,370,226)		$3,812,377,416

Preferred Stocks - 0.0%
Aerospace - 0.0%
Rolls-Royce Holdings PLC, “C” (a) (Identified Cost, $226,951)	184,873,954	$231,314

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.46% (v) (Identified Cost, $38,569,581)	38,569,581	$38,569,581

9

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 2.3%
Issuer	Shares/Par	Value ($)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.26% (j) (Identified Cost, $88,166,207)	88,166,207	$88,166,207
Total Investments (Identified Cost, $3,479,332,965)		$3,939,344,518

Other Assets, Less Liabilities - (1.9)%		(71,694,893)
Net Assets - 100.0%		$3,867,649,625

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,440,763,384)	$3,900,774,937
Underlying affiliated funds, at value (identified cost, $38,569,581)	38,569,581
Total investments, at value, including $160,997,370 of securities on loan (identified cost, $3,479,332,965)	$3,939,344,518
Cash	326,437
Foreign currency, at value (identified cost, $732,265)	728,998
Receivables for
Investments sold	3,816,183
Fund shares sold	14,045,915
Interest and dividends	9,061,063
Other assets	173,469
Total assets	$3,967,496,583
Liabilities
Payables for
Investments purchased	$4,962,741
Fund shares reacquired	4,250,088
Collateral for securities loaned, at value (c)	88,166,207
Payable to affiliates
Investment adviser	165,993
Shareholder servicing costs	630,821
Distribution and service fees	9,714
Payable for independent Trustees’ compensation	1,654
Deferred country tax expense payable	1,241,662
Accrued expenses and other liabilities	418,078
Total liabilities	$99,846,958
Net assets	$3,867,649,625
Net assets consist of
Paid-in capital	$3,414,412,104
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,241,662 deferred country tax)	458,349,842
Accumulated net realized gain (loss) on investments and foreign currency	(63,497,159)
Undistributed net investment income	58,384,838
Net assets	$3,867,649,625
Shares of beneficial interest outstanding	144,650,584

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$481,996,457	18,587,013	$25.93
Class B	7,685,329	317,194	24.23
Class C	36,149,753	1,528,784	23.65
Class I	1,130,218,581	39,232,329	28.81
Class R1	2,092,944	89,824	23.30
Class R2	18,166,260	763,118	23.81
Class R3	24,257,664	941,609	25.76
Class R4	111,914,959	4,301,248	26.02
Class R6 (formerly Class R5)	2,055,167,678	78,889,465	26.05

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $27.51 [100 / 94.25 x $25.93]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
(c)	Non-cash collateral is not included.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$29,912,302
Other	13,043
Interest	244,801
Dividends from underlying affiliated funds	72,884
Foreign taxes withheld	(2,470,740)
Total investment income	$27,772,290
Expenses
Management fee	$15,701,419
Distribution and service fees	1,029,060
Shareholder servicing costs	1,244,895
Administrative services fee	309,832
Independent Trustees’ compensation	28,111
Custodian fee	366,074
Reimbursement of custodian expenses	(162,776)
Shareholder communications	74,382
Audit and tax fees	35,631
Legal fees	19,641
Miscellaneous	157,334
Total expenses	$18,803,603
Reduction of expenses by investment adviser and distributor	(141,745)
Net expenses	$18,661,858
Net investment income	$9,110,432
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$775,641
Underlying affiliated funds	(182)
Foreign currency	(297,047)
Net realized gain (loss) on investments and foreign currency	$478,412
Change in unrealized appreciation (depreciation)
Investments (net of $1,241,662 increase in deferred country tax)	$(74,043,028)
Translation of assets and liabilities in foreign currencies	(301,334)
Net unrealized gain (loss) on investments and foreign currency translation	$(74,344,362)
Net realized and unrealized gain (loss) on investments and foreign currency	$(73,865,950)
Change in net assets from operations	$(64,755,518)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 11/30/16 (unaudited)	Year ended 5/31/16
Change in net assets
From operations
Net investment income	$9,110,432	$51,053,698
Net realized gain (loss) on investments and foreign currency	478,412	15,376,152
Net unrealized gain (loss) on investments and foreign currency translation	(74,344,362)	(285,037,315)
Change in net assets from operations	$(64,755,518)	$(218,607,465)
Distributions declared to shareholders
From net investment income	$—	$(41,748,275)
From net realized gain on investments	—	(2,338,046)
Total distributions declared to shareholders	$—	$(44,086,321)
Change in net assets from fund share transactions	$(130,368,801)	$116,736,429
Total change in net assets	$(195,124,319)	$(145,957,357)
Net assets
At beginning of period	4,062,773,944	4,208,731,301
At end of period (including undistributed net investment income of $58,384,838 and $49,274,406, respectively)	$3,867,649,625	$4,062,773,944

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$26.46		$28.28	$28.86	$26.25	$21.66	$25.60
Income (loss) from investment operations
Net investment income (d)	$0.03	(c)	$0.27	$0.34	$0.27	$0.22	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.56)		(1.81)	(0.33)	2.65	4.69	(3.96)
Total from investment operations	$(0.53)		$(1.54)	$0.01	$2.92	$4.91	$(3.75)
Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.34)	$(0.14)	$(0.23)	$(0.19)
From net realized gain on investments	—		(0.02)	(0.25)	(0.17)	(0.09)	—
Total distributions declared to shareholders	$—		$(0.28)	$(0.59)	$(0.31)	$(0.32)	$(0.19)
Net asset value, end of period (x)	$25.93		$26.46	$28.28	$28.86	$26.25	$21.66
Total return (%) (r)(s)(t)(x)	(2.00	)(c)(n)	(5.44)	0.26	11.20	22.76	(14.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)(c)	1.21	1.20	1.22	1.32	1.32
Expenses after expense reductions (f)	1.18	(a)(c)	1.20	1.19	1.22	1.32	1.32
Net investment income	0.20	(a)(c)(l)	1.04	1.23	0.98	0.88	0.92
Portfolio turnover	8	(n)	20	38	21	32	39
Net assets at end of period (000 omitted)	$481,996		$585,089	$576,218	$498,393	$306,765	$215,037

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$24.82		$26.64	$27.18	$24.84	$20.50	$24.22
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07	)(c)	$0.05	$0.11	$0.01	$0.00(w )	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.52)		(1.68)	(0.28)	2.55	4.48	(3.73)
Total from investment operations	$(0.59)		$(1.63)	$(0.17)	$2.56	$4.48	$(3.70)
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.12)	$(0.05)	$(0.05)	$(0.02)
From net realized gain on investments	—		(0.02)	(0.25)	(0.17)	(0.09)	—
Total distributions declared to shareholders	$—		$(0.19)	$(0.37)	$(0.22)	$(0.14)	$(0.02)
Net asset value, end of period (x)	$24.23		$24.82	$26.64	$27.18	$24.84	$20.50
Total return (%) (r)(s)(t)(x)	(2.38	)(c)(n)	(6.12)	(0.51)	10.34	21.91	(15.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)(c)	1.96	1.94	1.98	2.07	2.07
Expenses after expense reductions (f)	1.93	(a)(c)	1.95	1.94	1.97	2.07	2.07
Net investment income (loss)	(0.56	)(a)(c)(l)	0.21	0.41	0.03	0.02	0.14
Portfolio turnover	8	(n)	20	38	21	32	39
Net assets at end of period (000 omitted)	$7,685		$8,792	$10,539	$12,480	$13,157	$12,830
See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$24.22		$26.03	$26.59	$24.32	$20.09	$23.77
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07	)(c)	$0.06	$0.11	$0.02	$0.02	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)		(1.67)	(0.27)	2.49	4.36	(3.66)
Total from investment operations	$(0.57)		$(1.61)	$(0.16)	$2.51	$4.38	$(3.63)
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.15)	$(0.07)	$(0.06)	$(0.05)
From net realized gain on investments	—		(0.02)	(0.25)	(0.17)	(0.09)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.40)	$(0.24)	$(0.15)	$(0.05)
Net asset value, end of period (x)	$23.65		$24.22	$26.03	$26.59	$24.32	$20.09
Total return (%) (r)(s)(t)(x)	(2.35	)(c)(n)	(6.17)	(0.46)	10.35	21.86	(15.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)(c)	1.96	1.94	1.98	2.07	2.07
Expenses after expense reductions (f)	1.93	(a)(c)	1.95	1.94	1.97	2.07	2.07
Net investment income (loss)	(0.56	)(a)(c)(l)	0.25	0.43	0.10	0.07	0.16
Portfolio turnover	8	(n)	20	38	21	32	39
Net assets at end of period (000 omitted)	$36,150		$40,163	$42,137	$42,407	$36,202	$31,432

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$29.36		$31.29	$31.84	$28.89	$23.79	$28.12
Income (loss) from investment operations
Net investment income (d)	$0.07	(c)	$0.37	$0.43	$0.34	$0.31	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	(0.62)		(2.00)	(0.33)	2.95	5.17	(4.38)
Total from investment operations	$(0.55)		$(1.63)	$0.10	$3.29	$5.48	$(4.06)
Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.40)	$(0.17)	$(0.29)	$(0.27)
From net realized gain on investments	—		(0.02)	(0.25)	(0.17)	(0.09)	—
Total distributions declared to shareholders	$—		$(0.30)	$(0.65)	$(0.34)	$(0.38)	$(0.27)
Net asset value, end of period (x)	$28.81		$29.36	$31.29	$31.84	$28.89	$23.79
Total return (%) (r)(s)(x)	(1.87	)(c)(n)	(5.19)	0.51	11.44	23.12	(14.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)(c)	0.96	0.94	0.98	1.07	1.07
Expenses after expense reductions (f)	0.93	(a)(c)	0.95	0.94	0.97	1.07	1.07
Net investment income	0.44	(a)(c)(l)	1.27	1.40	1.14	1.15	1.27
Portfolio turnover	8	(n)	20	38	21	32	39
Net assets at end of period (000 omitted)	$1,130,219		$1,174,202	$1,233,915	$1,573,587	$1,071,717	$1,508,177

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$23.87		$25.65	$26.25	$24.03	$19.90	$23.73
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08	)(c)	$0.10	$0.10	$0.04	$0.02	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(0.49)		(1.67)	(0.27)	2.44	4.32	(3.76)
Total from investment operations	$(0.57)		$(1.57)	$(0.17)	$2.48	$4.34	$(3.63)
Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.18)	$(0.09)	$(0.12)	$(0.20)
From net realized gain on investments	—		(0.02)	(0.25)	(0.17)	(0.09)	—
Total distributions declared to shareholders	$—		$(0.21)	$(0.43)	$(0.26)	$(0.21)	$(0.20)
Net asset value, end of period (x)	$23.30		$23.87	$25.65	$26.25	$24.03	$19.90
Total return (%) (r)(s)(x)	(2.39	)(c)(n)	(6.12)	(0.49)	10.36	21.88	(15.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)(c)	1.96	1.95	1.97	2.07	2.08
Expenses after expense reductions (f)	1.93	(a)(c)	1.95	1.94	1.97	2.07	2.08
Net investment income (loss)	(0.62	)(a)(c)(l)	0.41	0.40	0.17	0.11	0.61
Portfolio turnover	8	(n)	20	38	21	32	39
Net assets at end of period (000 omitted)	$2,093		$1,587	$1,321	$1,318	$841	$537

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$24.32		$26.05	$26.62	$24.28	$20.08	$23.86
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01	)(c)	$0.17	$0.24	$0.16	$0.15	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)		(1.66)	(0.29)	2.47	4.34	(3.75)
Total from investment operations	$(0.51)		$(1.49)	$(0.05)	$2.63	$4.49	$(3.55)
Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.27)	$(0.12)	$(0.20)	$(0.23)
From net realized gain on investments	—		(0.02)	(0.25)	(0.17)	(0.09)	—
Total distributions declared to shareholders	$—		$(0.24)	$(0.52)	$(0.29)	$(0.29)	$(0.23)
Net asset value, end of period (x)	$23.81		$24.32	$26.05	$26.62	$24.28	$20.08
Total return (%) (r)(s)(x)	(2.10	)(c)(n)	(5.69)	0.03	10.89	22.47	(14.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)(c)	1.46	1.44	1.48	1.57	1.58
Expenses after expense reductions (f)	1.43	(a)(c)	1.45	1.44	1.47	1.57	1.58
Net investment income (loss)	(0.06	)(a)(c)(l)	0.70	0.93	0.62	0.66	0.93
Portfolio turnover	8	(n)	20	38	21	32	39
Net assets at end of period (000 omitted)	$18,166		$21,051	$26,387	$27,316	$22,880	$11,521

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$26.29		$28.07	$28.63	$26.05	$21.51	$25.48
Income (loss) from investment operations
Net investment income (d)	$0.02	(c)	$0.18	$0.32	$0.24	$0.26	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(0.55)		(1.71)	(0.30)	2.66	4.62	(3.97)
Total from investment operations	$(0.53)		$(1.53)	$0.02	$2.90	$4.88	$(3.73)
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.33)	$(0.15)	$(0.25)	$(0.24)
From net realized gain on investments	—		(0.02)	(0.25)	(0.17)	(0.09)	—
Total distributions declared to shareholders	$—		$(0.25)	$(0.58)	$(0.32)	$(0.34)	$(0.24)
Net asset value, end of period (x)	$25.76		$26.29	$28.07	$28.63	$26.05	$21.51
Total return (%) (r)(s)(x)	(2.02	)(c)(n)	(5.43)	0.27	11.19	22.77	(14.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)(c)	1.21	1.19	1.23	1.32	1.33
Expenses after expense reductions (f)	1.18	(a)(c)	1.20	1.19	1.22	1.32	1.33
Net investment income	0.17	(a)(c)(l)	0.69	1.17	0.87	1.05	1.06
Portfolio turnover	8	(n)	20	38	21	32	39
Net assets at end of period (000 omitted)	$24,258		$27,198	$68,514	$74,279	$51,599	$16,606

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$26.52		$28.30	$28.87	$26.22	$21.62	$25.59
Income (loss) from investment operations
Net investment income (d)	$0.07	(c)	$0.32	$0.42	$0.30	$0.26	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	(0.57)		(1.80)	(0.34)	2.68	4.72	(4.06)
Total from investment operations	$(0.50)		$(1.48)	$0.08	$2.98	$4.98	$(3.70)
Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.40)	$(0.16)	$(0.29)	$(0.27)
From net realized gain on investments	—		(0.02)	(0.25)	(0.17)	(0.09)	—
Total distributions declared to shareholders	$—		$(0.30)	$(0.65)	$(0.33)	$(0.38)	$(0.27)
Net asset value, end of period (x)	$26.02		$26.52	$28.30	$28.87	$26.22	$21.62
Total return (%) (r)(s)(x)	(1.89	)(c)(n)	(5.20)	0.52	11.44	23.12	(14.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)(c)	0.96	0.94	0.98	1.07	1.07
Expenses after expense reductions (f)	0.93	(a)(c)	0.95	0.94	0.97	1.07	1.07
Net investment income	0.55	(a)(c)(l)	1.22	1.51	1.10	1.06	1.59
Portfolio turnover	8	(n)	20	38	21	32	39
Net assets at end of period (000 omitted)	$111,915		$231,275	$281,024	$240,876	$214,830	$203,007

See Notes to Financial Statements

22

Financial Highlights – continued

Class R6 (formerly Class R5) (y)	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012

Net asset value, beginning of period	$26.54		$28.29	$28.87	$26.20	$21.59	$25.57
Income (loss) from investment operations
Net investment income (d)	$0.07	(c)	$0.37	$0.43	$0.33	$0.31	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(0.56)		(1.81)	(0.33)	2.69	4.69	(3.94)
Total from investment operations	$(0.49)		$(1.44)	$0.10	$3.02	$5.00	$(3.72)
Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.43)	$(0.18)	$(0.30)	$(0.26)
From net realized gain on investments	—		(0.02)	(0.25)	(0.17)	(0.09)	—
Total distributions declared to shareholders	$—		$(0.31)	$(0.68)	$(0.35)	$(0.39)	$(0.26)
Net asset value, end of period (x)	$26.05		$26.54	$28.29	$28.87	$26.20	$21.59
Total return (%) (r)(s)(x)	(1.85	)(c)(n)	(5.05)	0.60	11.58	23.25	(14.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)(c)	0.83	0.83	0.88	0.98	1.17
Expenses after expense reductions (f)	0.81	(a)(c)	0.82	0.83	0.88	0.98	1.17
Net investment income	0.55	(a)(c)(l)	1.41	1.56	1.22	1.23	0.95
Portfolio turnover	8	(n)	20	38	21	32	39
Net assets at end of period (000 omitted)	$2,055,168		$1,973,418	$1,968,676	$1,821,432	$1,378,032	$100

See Notes to Financial Statements

23

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. On June 1, 2012, Class R5 shares were offered for sale to the public. Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

25

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

26

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$633,764,479	$—	$—	$633,764,479
United Kingdom	551,889,260	231,314	—	552,120,574
Switzerland	513,536,489	—	—	513,536,489
Germany	384,372,793	—	—	384,372,793
Japan	19,471,876	328,450,037	—	347,921,913
United States	195,356,699	—	—	195,356,699
Canada	164,374,137	—	—	164,374,137
China	126,645,660	—	—	126,645,660
Taiwan	106,698,942	16,289,201	—	122,988,143
Other Countries	564,559,695	206,968,148	—	771,527,843
Mutual Funds	126,735,788	—	—	126,735,788
Total Investments	$3,387,405,818	$551,938,700	$—	$3,939,344,518

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $27,295,357 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $157,427,596 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for

27

Notes to Financial Statements (unaudited) – continued

foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $160,997,370. The fair value of the fund’s investment securities on loan and a related liability of $88,166,207 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $80,559,177. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

28

Notes to Financial Statements (unaudited) – continued

the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

29

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/16
Ordinary income (including any short-term capital gains)	$41,749,161
Long-term capital gains	2,337,160
Total distributions	$44,086,321

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/16
Cost of investments	$3,524,533,034
Gross appreciation	635,099,116
Gross depreciation	(220,287,632)
Net unrealized appreciation (depreciation)	$414,811,484

As of 5/31/16
Undistributed ordinary income	49,587,869
Capital loss carryforwards	(18,775,502)
Other temporary differences	(432,178)
Net unrealized appreciation (depreciation)	487,612,850

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(9,426,059)
Long-Term	(9,346,443)
Total	$(18,772,502)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

30

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/16	Year ended 5/31/16	Six months ended 11/30/16	Year ended 5/31/16
Class A	$—	$5,598,782	$—	$343,691
Class B	—	63,632	—	5,990
Class C	—	307,585	—	26,497
Class I	—	11,216,622	—	632,630
Class R1	—	10,613	—	892
Class R2	—	206,150	—	14,556
Class R3	—	377,486	—	25,709
Class R4	—	2,768,248	—	154,802
Class R6 (formerly Class R5)	—	21,199,157	—	1,133,279
Total	$—	$41,748,275	$—	$2,338,046

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period June 1, 2016 through September 27, 2016 the management fee was computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The investment adviser had agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $5 billion. This written agreement was terminated on September 27, 2016. For the period June 1, 2016 to September 27, 2016, the fund’s average daily net assets did not exceed $5 billion and therefore, the management fee was not reduced in accordance with this agreement. Effective September 28, 2016, the management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Next $3 billion of average daily net assets	0.70%
Average daily net assets in excess of $5 billion	0.65%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2016, this management fee reduction amounted to $140,415, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 0.77% of the fund’s average daily net assets.

31

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $44,832 for the six months ended November 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$692,215
Class B	0.75%	0.25%	1.00%	1.00%	42,765
Class C	0.75%	0.25%	1.00%	1.00%	199,408
Class R1	0.75%	0.25%	1.00%	1.00%	9,760
Class R2	0.25%	0.25%	0.50%	0.50%	49,978
Class R3	—	0.25%	0.25%	0.25%	34,934
Total Distribution and Service Fees					$1,029,060

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2016, this rebate amounted to $1,302, $15, and $13 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2016, were as follows:

Amount
Class A	$1,736
Class B	8,822
Class C	2,123

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

32

Notes to Financial Statements (unaudited) – continued

six months ended November 30, 2016, the fee was $54,876, which equated to 0.0027% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,190,019.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 0.0153% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $113 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended November 30, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,639 at November 30, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2016, the fee paid by the fund under this agreement was $3,925 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

33

Notes to Financial Statements (unaudited) – continued

On September 9, 2015, MFS redeemed 5,941 shares of Class R1 for an aggregate amount of $136,881. On March 16, 2016, MFS purchased 6,352 shares of Class I for an aggregate amount of $181,100.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended November 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $6,257,100 and $10,704,525, respectively. The sales transactions resulted in net realized gains (losses) of $(303,478).

(4) Portfolio Securities

For the six months ended November 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $343,416,261 and $475,847,427, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/16		Year ended 5/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,436,267	$38,611,410	8,005,885	$207,991,972
Class B	15,081	381,804	37,800	930,167
Class C	115,046	2,834,666	347,922	8,427,555
Class I	5,727,872	171,368,433	8,523,872	246,616,260
Class R1	33,815	826,577	39,046	919,158
Class R2	80,245	1,990,002	215,880	5,194,864
Class R3	181,852	4,870,267	412,604	10,680,119
Class R4	323,992	8,827,651	1,644,922	43,250,136
Class R6 (formerly Class R5)	9,090,164	245,666,150	6,137,815	160,834,499
	17,004,334	$475,376,960	25,365,746	$684,844,730

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/16		Year ended 5/31/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	220,308	$5,628,878
Class B	—	—	2,803	67,419
Class C	—	—	11,537	270,783
Class I	—	—	373,455	10,576,247
Class R1	—	—	496	11,505
Class R2	—	—	8,579	201,712
Class R3	—	—	15,886	403,195
Class R4	—	—	63,706	1,628,967
Class R6 (formerly Class R5)	—	—	868,714	22,221,710
	—	$—	1,565,484	$41,010,416

Shares reacquired
Class A	(4,959,260)	$(134,105,645)	(6,490,080)	$(168,738,181)
Class B	(52,136)	(1,318,390)	(81,889)	(1,998,049)
Class C	(244,427)	(6,027,850)	(320,363)	(7,625,413)
Class I	(6,487,152)	(194,639,107)	(8,334,397)	(240,594,991)
Class R1	(10,486)	(250,951)	(24,527)	(571,557)
Class R2	(182,576)	(4,491,859)	(372,009)	(8,896,731)
Class R3	(274,809)	(7,290,110)	(1,834,893)	(47,519,169)
Class R4	(4,744,740)	(131,293,822)	(2,917,983)	(75,292,458)
Class R6 (formerly Class R5)	(4,569,228)	(126,328,027)	(2,215,070)	(57,882,168)
	(21,524,814)	$(605,745,761)	(22,591,211)	$(609,118,717)

Net change
Class A	(3,522,993)	$(95,494,235)	1,736,113	$44,882,669
Class B	(37,055)	(936,586)	(41,286)	(1,000,463)
Class C	(129,381)	(3,193,184)	39,096	1,072,925
Class I	(759,280)	(23,270,674)	562,930	16,597,516
Class R1	23,329	575,626	15,015	359,106
Class R2	(102,331)	(2,501,857)	(147,550)	(3,500,155)
Class R3	(92,957)	(2,419,843)	(1,406,403)	(36,435,855)
Class R4	(4,420,748)	(122,466,171)	(1,209,355)	(30,413,355)
Class R6 (formerly Class R5)	4,520,936	119,338,123	4,791,459	125,174,041
	(4,520,480)	$(130,368,801)	4,340,019	$116,736,429

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 34%, 6%, 4%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime

35

Notes to Financial Statements (unaudited) – continued

Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2016, the fund’s commitment fee and interest expense were $14,111 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,170,559	286,096,052	(278,697,030)	38,569,581

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(182)	$—	$72,884	$38,569,581

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

37

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including assigning an additional portfolio manager for the Fund in 2015. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by

38

Board Review of Investment Advisory Agreement – continued

Broadridge The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion, and that MFS has agreed in writing to further reduce its advisory fee rate on the Fund’s average daily net assets over $5 billion, which may not be changed without the Trustees’ approval (the “management fee waiver rate”). They also noted that the MFS has agreed to amend its contractual advisory fee rate schedule to reflect the existing management fee waiver rate effective as of September 28, 2016. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending,

39

Board Review of Investment Advisory Agreement – continued

and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

40

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

41

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

42

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2016

MFS® INTERNATIONAL VALUE FUND

FGI-SEM

MFS® INTERNATIONAL VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, even after a recent rise in bond yields, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth,

there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	4.1%
Danone S.A.	3.3%
Reckitt Benckiser Group PLC	3.2%
Brambles Ltd.	2.9%
Compass Group PLC	2.4%
NVIDIA Corp.	2.4%
Henkel AG & Co. KGaA	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
KDDI Corp.	2.0%
Colgate-Palmolive Co.	2.0%

Equity sectors
Consumer Staples	27.2%
Financial Services	15.3%
Technology	14.2%
Special Products & Services	11.4%
Industrial Goods & Services	9.3%
Basic Materials	6.8%
Health Care	4.5%
Utilities & Communications	2.0%
Transportation	1.6%
Retailing	1.0%
Energy	1.0%
Leisure	0.8%
Autos & Housing	0.7%

Issuer country weightings (x)
Japan	22.1%
United Kingdom	14.8%
United States	13.8%
Switzerland	11.5%
Germany	11.3%
France	8.8%
Australia	3.4%
Netherlands	3.4%
Taiwan	2.2%
Other Countries	8.7%

Currency exposure weightings (y)
Euro	27.3%
Japanese Yen	18.3%
United States Dollar	17.1%
British Pound Sterling	14.8%
Swiss Franc	11.5%
Australian Dollar	3.4%
Taiwan Dollar	2.2%
Canadian Dollar	1.9%
Swedish Krona	1.8%
Other Currencies	1.7%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 11/30/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2016 through November 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2016 through November 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/16	Ending Account Value 11/30/16	Expenses Paid During Period (p) 6/01/16-11/30/16
A	Actual	1.00%	$1,000.00	$983.96	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,020.05	$5.06
B	Actual	1.75%	$1,000.00	$979.92	$8.69
	Hypothetical (h)	1.75%	$1,000.00	$1,016.29	$8.85
C	Actual	1.75%	$1,000.00	$980.22	$8.69
	Hypothetical (h)	1.75%	$1,000.00	$1,016.29	$8.85
I	Actual	0.75%	$1,000.00	$985.22	$3.73
	Hypothetical (h)	0.75%	$1,000.00	$1,021.31	$3.80
R1	Actual	1.75%	$1,000.00	$980.17	$8.69
	Hypothetical (h)	1.75%	$1,000.00	$1,016.29	$8.85
R2	Actual	1.25%	$1,000.00	$982.61	$6.21
	Hypothetical (h)	1.25%	$1,000.00	$1,018.80	$6.33
R3	Actual	1.00%	$1,000.00	$983.87	$4.97
	Hypothetical (h)	1.00%	$1,000.00	$1,020.05	$5.06
R4	Actual	0.75%	$1,000.00	$985.14	$3.73
	Hypothetical (h)	0.75%	$1,000.00	$1,021.31	$3.80
R6 (formerly Class R5)	Actual	0.65%	$1,000.00	$985.71	$3.24
	Hypothetical (h)	0.65%	$1,000.00	$1,021.81	$3.29

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 93.4%
Issuer	Shares/Par	Value ($)
Aerospace - 0.4%
Cobham PLC	43,878,173	$90,201,278

Alcoholic Beverages - 3.4%
Heineken N.V.	4,680,571	$350,820,834
Pernod Ricard S.A. (l)	4,416,769	463,430,024

		$814,250,858
Apparel Manufacturers - 0.7%
Compagnie Financiere Richemont S.A.	2,412,028	$157,646,563

Automotive - 0.4%
USS Co. Ltd.	5,228,800	$85,048,959

Brokerage & Asset Managers - 0.9%
Daiwa Securities Group, Inc.	15,433,000	$94,916,974
IG Group Holdings PLC	11,834,655	124,457,167

		$219,374,141
Business Services - 11.4%
Amadeus IT Holding S.A.	9,178,670	$415,969,740
Brenntag AG	3,581,290	188,509,923
Bunzl PLC	15,132,997	390,048,632
Compass Group PLC	34,082,395	584,647,575
Experian Group Ltd.	2,270,231	42,891,733
Intertek Group PLC	3,029,881	124,685,525
Nomura Research, Inc.	11,072,000	381,611,143
Rentokil Initial PLC	13,631,555	36,567,627
Secom Co. Ltd.	4,099,500	302,972,557
SGS S.A.	137,555	276,408,837

		$2,744,313,292
Chemicals - 2.7%
Givaudan S.A.	227,140	$404,817,232
Orica Ltd.	9,788,409	122,536,722
Syngenta AG (a)	351,887	134,206,455

		$661,560,409
Computer Software - 3.5%
ANSYS, Inc. (a)	221,340	$20,812,600
Cadence Design Systems, Inc. (a)	14,152,451	371,926,412

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Check Point Software Technologies Ltd. (a)	1,337,342	$110,103,367
Dassault Systems S.A.	2,336,885	178,375,312
OBIC Co. Ltd.	3,623,000	162,205,098

		$843,422,789
Construction - 0.4%
Geberit AG	234,092	$92,674,368

Consumer Products - 8.2%
Colgate-Palmolive Co.	7,229,465	$471,578,002
Kao Corp.	9,937,500	461,017,309
Kobayashi Pharmaceutical Co. Ltd. (h)	4,607,000	204,209,315
KOSE Corp.	511,900	41,030,750
Reckitt Benckiser Group PLC	9,014,709	762,812,308
ROHTO Pharmaceutical Co. Ltd.	3,393,000	47,926,996

		$1,988,574,680
Containers - 2.9%
Brambles Ltd. (h)	79,949,294	$696,685,632

Electrical Equipment - 4.9%
IMI PLC (h)	19,669,215	$238,718,103
Legrand S.A.	4,755,413	265,861,219
OMRON Corp.	4,466,700	168,187,956
Schneider Electric S.A.	4,386,370	292,043,457
Spectris PLC	5,294,324	135,333,550
Yokogawa Electric Corp.	5,663,900	80,419,038

		$1,180,563,323
Electronics - 10.2%
Analog Devices, Inc.	4,359,697	$323,663,905
ASM International N.V.	1,440,132	61,175,045
Halma PLC	16,649,398	196,443,119
Hirose Electric Co. Ltd.	1,925,000	234,968,346
Infineon Technologies AG	15,571,737	260,428,402
NVIDIA Corp.	6,216,808	573,189,698
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,161,357	539,210,689
Texas Instruments, Inc.	3,796,246	280,656,467

		$2,469,735,671
Energy - Independent - 0.7%
Cairn Energy PLC (a)	19,605,056	$51,365,481
INPEX Corp.	11,400,300	112,420,146

		$163,785,627

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 9.6%
Danone S.A.	12,664,866	$796,780,649
ITO EN Ltd. (h)	5,778,700	192,565,780
Kerry Group PLC	2,243,414	158,900,467
Nestle S.A.	14,727,493	990,813,929
Toyo Suisan Kaisha Ltd.	5,139,000	184,381,943

		$2,323,442,768
Insurance - 3.0%
Euler Hermes Group	735,495	$61,776,498
Fairfax Financial Holdings Ltd.	981,942	466,607,026
Hiscox Ltd.	8,543,828	111,924,657
Jardine Lloyd Thompson Group PLC	6,987,062	83,837,785

		$724,145,966
Leisure & Toys - 0.3%
Yamaha Corp.	2,224,600	$68,660,105

Machinery & Tools - 4.1%
GEA Group AG	6,666,785	$248,503,840
Glory Ltd.	1,985,900	65,779,174
Misumi Group, Inc.	3,963,000	71,703,989
Neopost S.A. (h)	2,396,732	70,947,108
Nordson Corp.	1,885,712	201,262,042
Schindler Holding AG	521,031	92,552,571
Spirax Sarco Engineering PLC	3,482,926	186,123,157
Wartsila Corp.	1,023,620	43,145,811

		$980,017,692
Major Banks - 2.4%
Bank of Ireland (a)	265,991,103	$56,664,029
Sumitomo Mitsui Financial Group, Inc.	5,508,800	207,556,369
Svenska Handelsbanken AB, “A”	23,147,587	321,257,225

		$585,477,623
Medical Equipment - 1.5%
Nihon Kohden Corp. (h)	8,547,000	$195,360,434
Terumo Corp.	4,983,300	178,192,284

		$373,552,718
Network & Telecom - 0.4%
LM Ericsson Telephone Co., “B”	20,687,318	$106,523,044

Oil Services - 0.3%
Core Laboratories N.V.	712,952	$79,679,516

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 5.1%
Chiba Bank Ltd.	11,643,000	$70,912,761
DnB NOR A.S.A.	13,614,843	200,535,761
Hachijuni Bank Ltd.	11,422,000	62,675,815
ING Groep N.V.	20,285,303	276,266,938
Julius Baer Group Ltd.	1,670,684	73,830,857
Jyske Bank A.S.	1,449,913	63,280,797
Mebuki Financial Group, Inc.	19,230,120	71,326,293
North Pacific Bank Ltd.	17,119,600	68,655,569
Sydbank A.S.	1,922,552	56,550,883
UBS AG	17,791,082	282,956,424

		$1,226,992,098
Pharmaceuticals - 2.9%
Bayer AG	2,652,771	$249,074,203
Roche Holding AG	1,172,146	261,360,773
Santen Pharmaceutical Co. Ltd.	15,882,800	196,941,318

		$707,376,294
Printing & Publishing - 0.5%
RELX N.V.	7,480,354	$120,823,498

Real Estate - 3.8%
Deutsche Wohnen AG	11,420,259	$351,735,214
LEG Immobilien AG	1,740,019	131,857,343
TAG Immobilien AG	6,656,175	83,384,724
Vonovia SE	11,213,489	361,648,777

		$928,626,058
Specialty Chemicals - 1.2%
Symrise AG	4,686,182	$283,645,304

Specialty Stores - 0.4%
Esprit Holdings Ltd. (a)(h)	109,515,021	$89,656,467

Telecommunications - Wireless - 2.0%
KDDI Corp.	18,098,400	$474,429,453

Tobacco - 3.6%
British American Tobacco PLC	7,478,223	$411,088,791
Japan Tobacco, Inc.	13,458,900	468,347,323

		$879,436,114

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 1.6%
Yamato Holdings Co. Ltd.	19,149,400	$387,953,816
Total Common Stocks (Identified Cost, $19,233,992,440)		$22,548,276,124

Preferred Stocks - 2.4%
Consumer Products - 2.4%
Henkel AG & Co. KGaA (Identified Cost, $428,372,567)	4,900,240	$567,651,513

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.46% (v) (Identified Cost, $775,407,341)	775,407,341	$775,407,341

Collateral for Securities Loaned - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.26% (j) (Identified Cost, $133,104,247)	133,104,247	$133,104,247
Total Investments (Identified Cost, $20,570,876,595)		$24,024,439,225

Other Assets, Less Liabilities - 0.5%		111,787,452
Net Assets - 100.0%		$24,136,226,677

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

10

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 11/30/16

Forward Foreign Currency Exchange Contracts at 11/30/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	JPY	BNP Paribas S.A.	3,562,401,000	3/27/17	$35,633,632	$31,320,002	$4,313,630
SELL	JPY	Citibank N.A.	1,781,199,000	3/27/17	17,820,438	15,659,988	2,160,450
SELL	JPY	Deutsche Bank AG	26,136,413,000	3/27/17	261,363,474	229,786,736	31,576,738
SELL	JPY	HSBC Bank	5,815,614,000	3/27/17	58,175,655	51,129,853	7,045,802
SELL	JPY	JPMorgan Chase Bank N.A.	31,280,520,000	3/27/17	312,817,717	275,012,818	37,804,899
SELL	JPY	Merrill Lynch International	12,913,692,000	3/27/17	128,993,359	113,534,904	15,458,455
SELL	JPY	Morgan Stanley Capital Services, Inc.	18,257,288,000	3/27/17	182,628,094	160,514,858	22,113,236
SELL	JPY	UBS AG	5,805,364,000	3/27/17	58,079,834	51,039,737	7,040,097

							$127,513,307

Liability Derivatives
BUY	EUR	Barclays Bank PLC	8,016,000	3/27/17	$9,073,753	$8,545,280	$(528,473)
BUY	EUR	BNP Paribas S.A.	20,483,000	3/27/17	23,202,589	21,835,449	(1,367,140)
BUY	EUR	Citibank N.A.	10,687,000	3/27/17	12,112,539	11,392,640	(719,899)
BUY	EUR	Deutsche Bank AG	48,633,000	3/27/17	55,071,885	51,844,134	(3,227,751)
BUY	EUR	HSBC Bank	36,514,000	3/27/17	41,360,969	38,924,942	(2,436,027)
BUY	EUR	JPMorgan Chase Bank N.A.	37,406,000	3/27/17	42,390,147	39,875,839	(2,514,308)
BUY	EUR	Merrill Lynch International	33,844,000	3/27/17	38,252,007	36,078,648	(2,173,359)
BUY	EUR	Morgan Stanley Capital Services, Inc.	25,826,000	3/27/17	29,196,732	27,531,236	(1,665,496)
BUY	EUR	UBS AG	13,358,000	3/27/17	15,143,429	14,240,001	(903,428)

							$(15,535,881)

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $18,099,548,166)	$21,560,889,045
Underlying affiliated funds, at value (identified cost, $775,407,341)	775,407,341
Other affiliated issuers, at value (identified cost, $1,695,921,088)	1,688,142,839
Total investments, at value, including $189,151,611 of securities on loan (identified cost, $20,570,876,595)	$24,024,439,225
Cash	500,000
Foreign currency, at value (identified cost, $12,654,040)	12,574,878
Receivables for
Forward foreign currency exchange contracts	127,513,307
Investments sold	89,317,971
Fund shares sold	43,098,956
Interest and dividends	64,581,984
Other assets	128,400
Total assets	$24,362,154,721
Liabilities
Payables for
Forward foreign currency exchange contracts	$15,535,881
Investments purchased	35,243,642
Fund shares reacquired	34,408,823
Collateral for securities loaned, at value (c)	133,104,247
Payable to affiliates
Investment adviser	836,110
Shareholder servicing costs	5,173,292
Distribution and service fees	144,872
Payable for independent Trustees’ compensation	730
Accrued expenses and other liabilities	1,480,447
Total liabilities	$225,928,044
Net assets	$24,136,226,677
Net assets consist of
Paid-in capital	$20,289,890,547
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,559,987,196
Accumulated net realized gain (loss) on investments and foreign currency	(95,417,554)
Undistributed net investment income	381,766,488
Net assets	$24,136,226,677
Shares of beneficial interest outstanding	677,282,270

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,648,080,992	161,557,610	$34.96
Class B	49,939,829	1,504,966	33.18
Class C	709,056,596	22,356,013	31.72
Class I	11,532,447,943	314,500,762	36.67
Class R1	11,986,446	373,141	32.12
Class R2	364,579,913	11,123,329	32.78
Class R3	1,194,782,308	34,364,924	34.77
Class R4	1,074,192,896	30,580,251	35.13
Class R6 (formerly Class R5)	3,551,159,754	100,921,274	35.19

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $37.09 [100 / 94.25 x $34.96]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
(c)	Non-cash collateral is not included.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$176,040,472
Interest	455,615
Dividends from other affiliated issuers	18,508,359
Dividends from underlying affiliated funds	1,288,778
Other	11,620
Foreign taxes withheld	(15,340,314)
Total investment income	$180,964,530
Expenses
Management fee	$87,961,430
Distribution and service fees	14,773,629
Shareholder servicing costs	11,542,030
Administrative services fee	311,844
Independent Trustees’ compensation	118,136
Custodian fee	1,278,751
Reimbursement of custodian expenses	(130,388)
Shareholder communications	513,915
Audit and tax fees	37,332
Legal fees	122,281
Miscellaneous	539,355
Total expenses	$117,068,315
Reduction of expenses by investment adviser and distributor	(8,237,659)
Net expenses	$108,830,656
Net investment income	$72,133,874
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(73,599,052)
Underlying affiliated funds	3,526
Other affiliated issuers	422,648
Foreign currency	(567,150)
Net realized gain (loss) on investments and foreign currency	$(73,740,028)
Change in unrealized appreciation (depreciation)
Investments	$(455,546,857)
Translation of assets and liabilities in foreign currencies	106,728,769
Net unrealized gain (loss) on investments and foreign currency translation	$(348,818,088)
Net realized and unrealized gain (loss) on investments and foreign currency	$(422,558,116)
Change in net assets from operations	$(350,424,242)

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/16 (unaudited)	Year ended 5/31/16
From operations
Net investment income	$72,133,874	$400,589,157
Net realized gain (loss) on investments and foreign currency	(73,740,028)	269,470,068
Net unrealized gain (loss) on investments and foreign currency translation	(348,818,088)	(242,451,053)
Change in net assets from operations	$(350,424,242)	$427,608,172
Distributions declared to shareholders
From net investment income	$—	$(350,571,336)
From net realized gain on investments	—	(429,555,342)
Total distributions declared to shareholders	$—	$(780,126,678)
Change in net assets from fund share transactions	$(1,376,522,039)	$451,738,579
Total change in net assets	$(1,726,946,281)	$99,220,073
Net assets
At beginning of period	25,863,172,958	25,763,952,885
At end of period (including undistributed net investment income of $381,766,488 and $309,632,614, respectively)	$24,136,226,677	$25,863,172,958

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$35.53		$36.07	$35.33	$30.14	$23.78	$26.57
Income (loss) from investment operations
Net investment income (d)	$0.08	(c)	$0.50	$0.49	$0.93	$0.57	$0.67
Net realized and unrealized gain (loss) on investments and foreign currency	(0.65)		0.02	1.33	4.96	6.25	(3.11)
Total from investment operations	$(0.57)		$0.52	$1.82	$5.89	$6.82	$(2.44)
Less distributions declared to shareholders
From net investment income	$—		$(0.45)	$(0.69)	$(0.60)	$(0.46)	$(0.35)
From net realized gain on investments	—		(0.61)	(0.39)	(0.10)	—	—
Total distributions declared to shareholders	$—		$(1.06)	$(1.08)	$(0.70)	$(0.46)	$(0.35)
Net asset value, end of period (x)	$34.96		$35.53	$36.07	$35.33	$30.14	$23.78
Total return (%) (r)(s)(t)(x)	(1.60	)(c)(n)	1.60	5.46	19.70	28.92	(9.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)(c)	1.10	1.09	1.10	1.14	1.23
Expenses after expense reductions (f)	1.00	(a)(c)	1.01	1.02	1.08	1.14	1.23
Net investment income	0.42	(a)(c)(l)	1.45	1.41	2.80	2.09	2.73
Portfolio turnover	4	(n)	14	14	18	12	15
Net assets at end of period (000 omitted)	$5,648,081		$6,853,902	$6,891,865	$5,775,931	$2,962,849	$1,699,622
See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$33.86		$34.42	$33.76	$28.85	$22.79	$25.50
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06	)(c)	$0.22	$0.20	$0.60	$0.33	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	(0.62)		0.03	1.29	4.79	6.01	(2.96)
Total from investment operations	$(0.68)		$0.25	$1.49	$5.39	$6.34	$(2.51)
Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.44)	$(0.38)	$(0.28)	$(0.20)
From net realized gain on investments	—		(0.61)	(0.39)	(0.10)	—	—
Total distributions declared to shareholders	$—		$(0.81)	$(0.83)	$(0.48)	$(0.28)	$(0.20)
Net asset value, end of period (x)	$33.18		$33.86	$34.42	$33.76	$28.85	$22.79
Total return (%) (r)(s)(t)(x)	(2.01	)(c)(n)	0.85	4.68	18.81	27.95	(9.82)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)(c)	1.85	1.84	1.85	1.89	1.98
Expenses after expense reductions (f)	1.75	(a)(c)	1.76	1.77	1.83	1.89	1.98
Net investment income (loss)	(0.34	)(a)(c)(l)	0.67	0.62	1.91	1.25	1.89
Portfolio turnover	4	(n)	14	14	18	12	15
Net assets at end of period (000 omitted)	$49,940		$56,474	$61,641	$54,371	$39,272	$29,232

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$32.36		$32.97	$32.44	$27.81	$22.01	$24.64
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06	)(c)	$0.21	$0.22	$0.69	$0.38	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	(0.58)		0.03	1.20	4.50	5.74	(2.86)
Total from investment operations	$(0.64)		$0.24	$1.42	$5.19	$6.12	$(2.43)
Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.50)	$(0.46)	$(0.32)	$(0.20)
From net realized gain on investments	—		(0.61)	(0.39)	(0.10)	—	—
Total distributions declared to shareholders	$—		$(0.85)	$(0.89)	$(0.56)	$(0.32)	$(0.20)
Net asset value, end of period (x)	$31.72		$32.36	$32.97	$32.44	$27.81	$22.01
Total return (%) (r)(s)(t)(x)	(1.98	)(c)(n)	0.84	4.67	18.80	27.98	(9.82)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)(c)	1.85	1.84	1.85	1.89	1.98
Expenses after expense reductions (f)	1.75	(a)(c)	1.76	1.78	1.83	1.89	1.98
Net investment income (loss)	(0.33	)(a)(c)(l)	0.68	0.70	2.27	1.49	1.89
Portfolio turnover	4	(n)	14	14	18	12	15
Net assets at end of period (000 omitted)	$709,057		$811,433	$868,925	$520,228	$199,007	$92,451

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$37.22		$37.73	$36.90	$31.43	$24.77	$27.66
Income (loss) from investment operations
Net investment income (d)	$0.13	(c)	$0.62	$0.61	$1.04	$0.75	$0.81
Net realized and unrealized gain (loss) on investments and foreign currency	(0.68)		0.01	1.38	5.19	6.42	(3.29)
Total from investment operations	$(0.55)		$0.63	$1.99	$6.23	$7.17	$(2.48)
Less distributions declared to shareholders
From net investment income	$—		$(0.53)	$(0.77)	$(0.66)	$(0.51)	$(0.41)
From net realized gain on investments	—		(0.61)	(0.39)	(0.10)	—	—
Total distributions declared to shareholders	$—		$(1.14)	$(1.16)	$(0.76)	$(0.51)	$(0.41)
Net asset value, end of period (x)	$36.67		$37.22	$37.73	$36.90	$31.43	$24.77
Total return (%) (r)(s)(x)	(1.48	)(c)(n)	1.84	5.73	20.01	29.22	(8.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)(c)	0.85	0.84	0.85	0.89	0.98
Expenses after expense reductions (f)	0.75	(a)(c)	0.76	0.78	0.83	0.89	0.98
Net investment income	0.66	(a)(c)(l)	1.71	1.67	3.01	2.59	3.16
Portfolio turnover	4	(n)	14	14	18	12	15
Net assets at end of period (000 omitted)	$11,532,448		$12,003,645	$12,254,422	$8,552,022	$4,611,464	$2,348,278

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$32.77		$33.35	$32.83	$28.10	$22.27	$25.05
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06	)(c)	$0.22	$0.23	$0.66	$0.38	$0.76
Net realized and unrealized gain (loss) on investments and foreign currency	(0.59)		0.02	1.20	4.60	5.80	(3.22)
Total from investment operations	$(0.65)		$0.24	$1.43	$5.26	$6.18	$(2.46)
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.52)	$(0.43)	$(0.35)	$(0.32)
From net realized gain on investments	—		(0.61)	(0.39)	(0.10)	—	—
Total distributions declared to shareholders	$—		$(0.82)	$(0.91)	$(0.53)	$(0.35)	$(0.32)
Net asset value, end of period (x)	$32.12		$32.77	$33.35	$32.83	$28.10	$22.27
Total return (%) (r)(s)(x)	(1.98	)(c)(n)	0.84	4.65	18.84	27.93	(9.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)(c)	1.84	1.84	1.85	1.89	1.97
Expenses after expense reductions (f)	1.75	(a)(c)	1.76	1.78	1.83	1.89	1.97
Net investment income (loss)	(0.34	)(a)(c)(l)	0.68	0.73	2.14	1.47	3.26
Portfolio turnover	4	(n)	14	14	18	12	15
Net assets at end of period (000 omitted)	$11,986		$12,422	$13,540	$7,362	$3,516	$1,454

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$33.36		$33.89	$33.28	$28.43	$22.46	$25.13
Income (loss) from investment operations
Net investment income (d)	$0.03	(c)	$0.36	$0.37	$0.76	$0.46	$0.58
Net realized and unrealized gain (loss) on investments and foreign currency	(0.61)		0.05	1.25	4.72	5.92	(2.95)
Total from investment operations	$(0.58)		$0.41	$1.62	$5.48	$6.38	$(2.37)
Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.62)	$(0.53)	$(0.41)	$(0.30)
From net realized gain on investments	—		(0.61)	(0.39)	(0.10)	—	—
Total distributions declared to shareholders	$—		$(0.94)	$(1.01)	$(0.63)	$(0.41)	$(0.30)
Net asset value, end of period (x)	$32.78		$33.36	$33.89	$33.28	$28.43	$22.46
Total return (%) (r)(s)(x)	(1.74	)(c)(n)	1.37	5.19	19.42	28.61	(9.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)(c)	1.34	1.34	1.35	1.39	1.48
Expenses after expense reductions (f)	1.25	(a)(c)	1.26	1.28	1.33	1.39	1.48
Net investment income	0.16	(a)(c)(l)	1.10	1.14	2.44	1.77	2.46
Portfolio turnover	4	(n)	14	14	18	12	15
Net assets at end of period (000 omitted)	$364,580		$397,056	$495,074	$402,077	$265,545	$191,405

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$35.34		$35.88	$35.18	$30.01	$23.68	$26.50
Income (loss) from investment operations
Net investment income (d)	$0.07	(c)	$0.51	$0.48	$0.92	$0.59	$0.69
Net realized and unrealized gain (loss) on investments and foreign currency	(0.64)		0.01	1.32	4.95	6.20	(3.12)
Total from investment operations	$(0.57)		$0.52	$1.80	$5.87	$6.79	$(2.43)
Less distributions declared to shareholders
From net investment income	$—		$(0.45)	$(0.71)	$(0.60)	$(0.46)	$(0.39)
From net realized gain on investments	—		(0.61)	(0.39)	(0.10)	—	—
Total distributions declared to shareholders	$—		$(1.06)	$(1.10)	$(0.70)	$(0.46)	$(0.39)
Net asset value, end of period (x)	$34.77		$35.34	$35.88	$35.18	$30.01	$23.68
Total return (%) (r)(s)(x)	(1.61	)(c)(n)	1.62	5.45	19.73	28.90	(9.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)(c)	1.10	1.09	1.10	1.14	1.23
Expenses after expense reductions (f)	1.00	(a)(c)	1.01	1.03	1.08	1.14	1.23
Net investment income	0.40	(a)(c)(l)	1.47	1.38	2.79	2.15	2.80
Portfolio turnover	4	(n)	14	14	18	12	15
Net assets at end of period (000 omitted)	$1,194,782		$1,165,637	$1,056,939	$540,587	$294,139	$171,798

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$35.66		$36.19	$35.45	$30.22	$23.83	$26.63
Income (loss) from investment operations
Net investment income (d)	$0.12	(c)	$0.60	$0.58	$0.98	$0.67	$0.79
Net realized and unrealized gain (loss) on investments and foreign currency	(0.65)		0.02	1.32	5.01	6.23	(3.18)
Total from investment operations	$(0.53)		$0.62	$1.90	$5.99	$6.90	$(2.39)
Less distributions declared to shareholders
From net investment income	$—		$(0.54)	$(0.77)	$(0.66)	$(0.51)	$(0.41)
From net realized gain on investments	—		(0.61)	(0.39)	(0.10)	—	—
Total distributions declared to shareholders	$—		$(1.15)	$(1.16)	$(0.76)	$(0.51)	$(0.41)
Net asset value, end of period (x)	$35.13		$35.66	$36.19	$35.45	$30.22	$23.83
Total return (%) (r)(s)(x)	(1.49	)(c)(n)	1.87	5.71	20.02	29.24	(8.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)(c)	0.85	0.84	0.85	0.89	0.98
Expenses after expense reductions (f)	0.75	(a)(c)	0.76	0.78	0.83	0.89	0.98
Net investment income	0.66	(a)(c)(l)	1.74	1.65	2.97	2.42	3.19
Portfolio turnover	4	(n)	14	14	18	12	15
Net assets at end of period (000 omitted)	$1,074,193		$1,077,352	$1,011,136	$821,266	$492,660	$236,489

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R6 (formerly Class R5) (y)			2016	2015	2014	2013	2012

Net asset value, beginning of period	$35.70		$36.23	$35.48	$30.25	$23.84	$26.63
Income (loss) from investment operations
Net investment income (d)	$0.14	(c)	$0.64	$0.60	$0.99	$0.66	$0.74
Net realized and unrealized gain (loss) on investments and foreign currency	(0.65)		0.01	1.34	5.02	6.27	(3.14)
Total from investment operations	$(0.51)		$0.65	$1.94	$6.01	$6.93	$(2.40)
Less distributions declared to shareholders
From net investment income	$—		$(0.57)	$(0.80)	$(0.68)	$(0.52)	$(0.39)
From net realized gain on investments	—		(0.61)	(0.39)	(0.10)	—	—
Total distributions declared to shareholders	$—		$(1.18)	$(1.19)	$(0.78)	$(0.52)	$(0.39)
Net asset value, end of period (x)	$35.19		$35.70	$36.23	$35.48	$30.25	$23.84
Total return (%) (r)(s)(x)	(1.43	)(c)(n)	1.97	5.82	20.07	29.35	(8.95)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)(c)	0.74	0.75	0.76	0.82	1.07
Expenses after expense reductions (f)	0.65	(a)(c)	0.66	0.68	0.74	0.82	1.07
Net investment income	0.75	(a)(c)(l)	1.85	1.72	3.01	2.38	3.00
Portfolio turnover	4	(n)	14	14	18	12	15
Net assets at end of period (000 omitted)	$3,551,160		$3,485,253	$3,110,412	$2,337,079	$1,493,955	$100

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. On June 1, 2012, Class R5 shares were offered for sale to the public. Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

MFS International Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there

26

Notes to Financial Statements (unaudited) – continued

were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

27

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$563,387,200	$4,778,989,814	$—	$5,342,377,014
United Kingdom	3,571,146,488	—	—	3,571,146,488
Switzerland	2,767,268,009	—	—	2,767,268,009
Germany	2,726,439,243	—	—	2,726,439,243
United States	2,322,768,641	—	—	2,322,768,641
France	2,129,214,267	—	—	2,129,214,267
Australia	—	819,222,354	—	819,222,354
Netherlands	809,086,314	—	—	809,086,314
Taiwan	539,210,689	—	—	539,210,689
Other Countries	2,089,194,618	—	—	2,089,194,618
Mutual Funds	908,511,588	—	—	908,511,588
Total Investments	$18,426,227,057	$5,598,212,168	$—	$24,024,439,225

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$111,977,426	—	$111,977,426

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $515,460,204 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for

28

Notes to Financial Statements (unaudited) – continued

foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$127,513,307	$(15,535,881)

There is no realized gain (loss) from derivative transactions during the period.

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2016 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$111,977,426

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the

29

Notes to Financial Statements (unaudited) – continued

credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described

30

Notes to Financial Statements (unaudited) – continued

above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $189,151,611. The fair value of the fund’s investment securities on loan and a related liability of $133,104,247 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $64,338,380. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

31

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

32

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/16
Ordinary income (including any short-term capital gains)	$558,094,389
Long-term capital gains	222,032,289
Total distributions	$780,126,678

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/16
Cost of investments	$20,617,241,061
Gross appreciation	4,230,797,599
Gross depreciation	(823,599,435)
Net unrealized appreciation (depreciation)	$3,407,198,164

As of 5/31/16
Undistributed ordinary income	338,939,319
Other temporary differences	(4,923,968)
Net unrealized appreciation (depreciation)	3,862,745,021

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

33

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/16	Year ended 5/31/16	Six months ended 11/30/16	Year ended 5/31/16
Class A	$—	$87,141,280	$—	$117,644,500
Class B	—	353,589	—	1,053,180
Class C	—	6,115,236	—	15,730,434
Class I	—	171,762,612	—	195,872,190
Class R1	—	77,806	—	224,855
Class R2	—	4,038,866	—	7,332,760
Class R3	—	14,327,228	—	19,201,277
Class R4	—	15,671,111	—	17,799,367
Class R6 (formerly Class R5)	—	51,083,608	—	54,696,779
Total	$—	$350,571,336	$—	$429,555,342

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

For the period June 1, 2016 through September 27, 2016, the management fee was computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The investment adviser had agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $10 billion up to $15 billion; 0.55% of average daily net assets in excess of $15 billion up to $20 billion; 0.50% of average daily net assets in excess of $20 billion up to $25 billion; 0.45% of average daily net assets in excess of $25 billion up to $30 billion; and 0.43% of average daily net assets in excess of $30 billion. This written agreement terminated on September 27, 2016. For the period June 1, 2016 through September 27, 2016, this management fee reduction

34

Notes to Financial Statements (unaudited) – continued

amounted to $7,340,407 which is included in the reduction of total expenses in the Statement of Operations. Effective September 28, 2016, the management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Next $8 billion of average daily net assets	0.70%
Next $5 billion of average daily net assets	0.65%
Next $5 billion of average daily net assets	0.55%
Next $5 billion of average daily net assets	0.50%
Next $5 billion of average daily net assets	0.45%
Average daily net assets in excess of $30 billion	0.43%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2016, this management fee reduction amounted to $889,837, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 0.62% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $75,133 for the six months ended November 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$7,971,880
Class B	0.75%	0.25%	1.00%	1.00%	275,970
Class C	0.75%	0.25%	1.00%	1.00%	3,945,851
Class R1	0.75%	0.25%	1.00%	1.00%	63,183
Class R2	0.25%	0.25%	0.50%	0.50%	987,548
Class R3	—	0.25%	0.25%	0.25%	1,529,197
Total Distribution and Service Fees					$14,773,629

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2016 based on each class’s average daily net assets. MFD has

35

Notes to Financial Statements (unaudited) – continued

voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2016, this rebate amounted to $7,329, $9, $76, and $1 for Class A, Class B, Class C, and Class R3 respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2016, were as follows:

Amount
Class A	$11,510
Class B	38,484
Class C	16,683

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2016, the fee was $450,592, which equated to 0.0035% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $11,091,438.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 0.0024% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a

36

Notes to Financial Statements (unaudited) – continued

pension expense of $55 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended November 30, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $718 at November 30, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2016, the fee paid by the fund under this agreement was $25,271 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS purchased 19,339 shares of Class I for an aggregate amount of $700,468.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended November 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,463,359 and $12,450,222, respectively. The sales transactions resulted in net realized gains (losses) of $2,365,001.

(4) Portfolio Securities

For the six months ended November 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $1,065,766,832 and $2,411,811,809, respectively.

37

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/16		Year ended 5/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	11,387,836	$412,142,187	54,377,101	$1,872,116,608
Class B	24,458	850,950	92,085	3,051,818
Class C	595,257	19,644,464	2,145,272	67,884,309
Class I	29,219,860	1,108,311,690	65,878,763	2,366,840,135
Class R1	46,842	1,573,231	163,871	5,275,598
Class R2	1,072,076	36,488,431	4,677,454	152,530,130
Class R3	4,903,011	178,304,617	8,935,132	308,532,981
Class R4	4,751,944	173,862,611	10,727,128	371,822,372
Class R6 (formerly Class R5)	11,685,340	428,088,502	17,897,231	621,293,060
	63,686,624	$2,359,266,683	164,894,037	$5,769,347,011

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	5,739,884	$193,319,301
Class B	—	—	40,524	1,304,873
Class C	—	—	600,931	18,496,656
Class I	—	—	8,147,332	287,111,974
Class R1	—	—	9,698	302,294
Class R2	—	—	328,749	10,404,902
Class R3	—	—	1,000,137	33,504,595
Class R4	—	—	891,098	30,083,478
Class R6 (formerly Class R5)	—	—	3,070,472	103,720,530
	—	$—	19,828,825	$678,248,603

Shares reacquired
Class A	(42,713,697)	$(1,547,709,522)	(58,297,331)	$(1,991,522,217)
Class B	(187,608)	(6,463,088)	(255,470)	(8,353,369)
Class C	(3,315,560)	(108,976,281)	(4,027,327)	(126,273,987)
Class I	(37,188,849)	(1,413,088,093)	(76,371,690)	(2,750,094,757)
Class R1	(52,722)	(1,779,649)	(200,531)	(6,523,695)
Class R2	(1,852,349)	(62,788,774)	(7,710,276)	(252,801,926)
Class R3	(3,523,327)	(127,224,430)	(6,406,139)	(219,447,056)
Class R4	(4,384,567)	(161,287,549)	(9,342,766)	(323,561,066)
Class R6 (formerly Class R5)	(8,382,960)	(306,471,336)	(9,193,592)	(317,278,962)
	(101,601,639)	$(3,735,788,722)	(171,805,122)	$(5,995,857,035)

38

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/16		Year ended 5/31/16
	Shares	Amount	Shares	Amount
Net change
Class A	(31,325,861)	$(1,135,567,335)	1,819,654	$73,913,692
Class B	(163,150)	(5,612,138)	(122,861)	(3,996,678)
Class C	(2,720,303)	(89,331,817)	(1,281,124)	(39,893,022)
Class I	(7,968,989)	(304,776,403)	(2,345,595)	(96,142,648)
Class R1	(5,880)	(206,418)	(26,962)	(945,803)
Class R2	(780,273)	(26,300,343)	(2,704,073)	(89,866,894)
Class R3	1,379,684	51,080,187	3,529,130	122,590,520
Class R4	367,377	12,575,062	2,275,460	78,344,784
Class R6 (formerly Class R5)	3,302,380	121,617,166	11,774,111	407,734,628
	(37,915,015)	$(1,376,522,039)	12,917,740	$451,738,579

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

Effective at the close of business on May 29, 2015, the fund is closed to new investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund and the MFS Growth Allocation Fund were the owners of record of approximately 5% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2016, the fund’s commitment fee and interest expense were $90,149 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

39

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	776,829,881	1,324,822,200		(1,326,244,740)	775,407,341

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$3,526	$—		$1,288,778	$775,407,341

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
Brambles Ltd.	82,644,321	—		(2,695,027)	79,949,294
Esprit Holdings Ltd.	103,044,821	6,470,200		—	109,515,021
IMI PLC	19,669,215	—		—	19,669,215
ITO EN Ltd.	5,370,800	407,900		—	5,778,700
Kobayashi Pharmaceutical Co. Ltd.	2,303,500	2,303,500	(a)	—	4,607,000
Neopost S.A.	2,396,732	—		—	2,396,732
Nihon Kohden Corp.	8,349,400	197,600		—	8,547,000

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
Brambles Ltd.	$422,648	$—		$8,898,516	$696,685,632
Esprit Holdings Ltd.	—	—		—	89,656,467
IMI PLC	—	—		3,570,434	238,718,103
ITO EN Ltd.	—	—		1,097,910	192,565,780
Kobayashi Pharmaceutical Co. Ltd.	—	—		1,143,857	204,209,315
Neopost S.A.	—	—		2,387,971	70,947,108
Nihon Kohden Corp.	—	—		1,409,671	195,360,434
	$422,648	$—		$18,508,359	$1,688,142,839

(a)	Acquisition shares represent a two for one stock split by issuer.

40

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

41

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

42

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion, and that MFS has agreed in writing to further reduce its advisory fee rate on the Fund’s average daily net assets over $10 billion, $15 billion, $20 billion, $25 billion, and $30 billion, each of which may not be changed without the Trustees’ approval (the “management fee waiver rates”). They also noted that MFS has agreed to amend its contractual advisory fee rate schedule to reflect the existing management fee waiver rates effective as of September 28, 2016. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life

43

Board Review of Investment Advisory Agreement – continued

Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

44

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

45

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

46

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2016

MFS® BLENDED RESEARCH®

SMALL CAP EQUITY FUND

BRS-SEM

MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, even after a recent rise in bond yields, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth,

there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
AMAG Pharmaceuticals, Inc.	1.8%
NCR Corp.	1.6%
East West Bancorp, Inc.	1.6%
SPX Corp.	1.6%
OraSure Technologies, Inc.	1.6%
Univar, Inc.	1.6%
LogMeIn, Inc.	1.5%
Ixia	1.4%
BancorpSouth, Inc.	1.4%
Rice Energy, Inc.	1.4%

Equity sectors
Financial Services	25.4%
Technology	15.7%
Health Care	12.7%
Industrial Goods & Services	10.8%
Basic Materials	6.7%
Special Products & Services	5.7%
Leisure	5.0%
Consumer Staples	4.1%
Energy	3.6%
Utilities & Communications	3.0%
Transportation	2.9%
Retailing	2.4%
Autos & Housing	1.3%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/16.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2016 through November 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2016 through November 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/16	Ending Account Value 11/30/16	Expenses Paid During Period (p) 6/01/16-11/30/16
A	Actual	0.98%	$1,000.00	$1,105.21	$5.17
	Hypothetical (h)	0.98%	$1,000.00	$1,020.16	$4.96
B	Actual	1.74%	$1,000.00	$1,100.68	$9.16
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
C	Actual	1.73%	$1,000.00	$1,099.71	$9.11
	Hypothetical (h)	1.73%	$1,000.00	$1,016.39	$8.74
I	Actual	0.74%	$1,000.00	$1,105.01	$3.90
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R1	Actual	1.73%	$1,000.00	$1,100.68	$9.11
	Hypothetical (h)	1.73%	$1,000.00	$1,016.39	$8.74
R2	Actual	1.23%	$1,000.00	$1,103.38	$6.49
	Hypothetical (h)	1.23%	$1,000.00	$1,018.90	$6.23
R3	Actual	0.98%	$1,000.00	$1,105.21	$5.17
	Hypothetical (h)	0.98%	$1,000.00	$1,020.16	$4.96
R4	Actual	0.73%	$1,000.00	$1,106.08	$3.85
	Hypothetical (h)	0.73%	$1,000.00	$1,021.41	$3.70
R6 (formerly Class R5)	Actual	0.69%	$1,000.00	$1,107.04	$3.64
	Hypothetical (h)	0.69%	$1,000.00	$1,021.61	$3.50
529A	Actual (i)	1.04%	$1,000.00	$1,065.18	$4.12
	Hypothetical (h)	1.04%	$1,000.00	$1,019.85	$5.27
529B	Actual (i)	1.79%	$1,000.00	$1,062.62	$7.08
	Hypothetical (h)	1.79%	$1,000.00	$1,016.09	$9.05
529C	Actual (i)	1.79%	$1,000.00	$1,062.68	$7.08
	Hypothetical (h)	1.79%	$1,000.00	$1,016.09	$9.05

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, July 14, 2016, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of classes 529A, 529B, and 529C, which is multiplied by 140/365 (to reflect the period from the commencement of the classes’ investment operations, July 14, 2016, through November 30, 2016). For Hypothetical Expenses paid, it is assumed that classes 529A, 529B, and 529C were in existence for the entire six month period ended November 30, 2016. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

Expense Table – continued

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.3%
Issuer	Shares/Par	Value ($)
Aerospace - 0.1%
AAR Corp.	1,178	$43,455
CACI International, Inc., “A” (a)	194	25,104

		$68,559
Airlines - 2.0%
Copa Holdings S.A., “A”	6,551	$582,187
Hawaiian Holdings, Inc. (a)	2,241	115,075
SkyWest, Inc.	6,949	256,071

		$953,333
Automotive - 0.1%
Cooper Tire & Rubber Co.	1,118	$42,819

Biotechnology - 5.1%
Acorda Therapeutics, Inc. (a)	8,334	$173,345
AMAG Pharmaceuticals, Inc. (a)	25,629	850,883
Exact Sciences Corp. (a)	28,904	426,912
Five Prime Therapeutics. Inc. (a)	911	52,401
MiMedx Group, Inc. (a)	52,229	495,131
Myriad Genetics, Inc. (a)	6,580	109,820
Natera, Inc. (a)	5,120	61,440
Vanda Pharmaceuticals, Inc. (a)	14,539	239,167

		$2,409,099
Brokerage & Asset Managers - 0.3%
KCG Holdings, Inc., “A” (a)	4,148	$58,653
Legg Mason, Inc.	2,098	66,926

		$125,579
Business Services - 4.3%
Forrester Research, Inc.	14,232	$582,089
RE/MAX Holdings, Inc., “A”	13,408	656,992
Travelport Worldwide Ltd.	46,591	652,274
WEX, Inc. (a)	1,166	128,855

		$2,020,210
Chemicals - 0.8%
Huntsman Corp.	14,220	$277,006
Rayonier Advanced Materials, Inc.	6,826	94,745

		$371,751

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 4.8%
2U, Inc. (a)	10,225	$338,039
Aspen Technology, Inc. (a)	6,533	345,138
Cornerstone OnDemand, Inc. (a)	6,228	223,647
Manhattan Associates, Inc. (a)	9,453	495,337
Paylocity Holding Corp. (a)	14,232	471,222
SecureWorks Corp. (a)	30,583	377,700

		$2,251,083
Computer Software - Systems - 3.8%
Barracuda Networks, Inc. (a)	15,099	$332,782
Carbonite, Inc. (a)	6,051	111,944
EPAM Systems, Inc. (a)	7,345	484,036
NCR Corp. (a)	19,636	760,895
Rapid7, Inc. (a)	9,877	114,573

		$1,804,230
Construction - 1.2%
GMS, Inc. (a)	2,763	$69,379
Interface, Inc.	10,204	177,550
Patrick Industries, Inc. (a)	964	68,781
Pool Corp.	2,566	258,165

		$573,875
Consumer Products - 0.5%
Nu Skin Enterprises, Inc., “A”	4,384	$228,757

Consumer Services - 1.4%
Carriage Services, Inc.	3,846	$104,380
K12, Inc. (a)	16,287	239,093
ServiceMaster Global Holdings, Inc. (a)	8,664	331,138

		$674,611
Containers - 1.0%
Graphic Packaging Holding Co.	2,942	$36,981
Multi Packaging Solutions International Ltd. (a)	31,454	439,098

		$476,079
Electrical Equipment - 2.1%
Energy Recovery, Inc. (a)	2,084	$22,695
Smith & Wesson Holding Corp. (a)	11,179	260,806
TriMas Corp. (a)	28,816	618,103
WESCO International, Inc. (a)	1,377	93,498

		$995,102

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 2.9%
Benchmark Electronics, Inc. (a)	8,847	$250,812
Diodes, Inc. (a)	3,932	95,744
Inphi Corp. (a)	2,020	91,243
Jabil Circuit, Inc.	13,432	284,087
Sanmina Corp. (a)	13,031	428,068
Tessera Technologies, Inc.	3,201	126,760
Vishay Intertechnology, Inc.	5,910	89,537

		$1,366,251
Energy - Independent - 3.4%
PBF Energy, Inc., “A”	8,440	$202,476
PDC Energy, Inc. (a)	7,231	538,348
Rice Energy, Inc. (a)	27,076	659,301
Westmoreland Coal Co. (a)	10,566	183,003

		$1,583,128
Engineering - Construction - 0.5%
Chicago Bridge & Iron Co. N.V.	7,432	$249,046

Entertainment - 0.5%
Ascent Capital Group, Inc., “A” (a)	12,248	$221,321

Food & Beverages - 3.6%
Darling Ingredients, Inc. (a)	29,123	$393,452
Dean Foods Co.	20,352	404,191
Sanderson Farms, Inc.	1,907	153,800
Snyders-Lance, Inc.	8,040	299,570
SpartanNash Co.	8,359	302,679
TreeHouse Foods, Inc. (a)	1,766	122,419

		$1,676,111
Forest & Paper Products - 0.2%
Domtar Corp.	2,024	$79,482

Gaming & Lodging - 0.5%
Intrawest Resorts Holdings, Inc. (a)	13,919	$244,139

Health Maintenance Organizations - 0.6%
Molina Healthcare, Inc. (a)	5,725	$302,624

Insurance - 3.5%
Hanover Insurance Group, Inc.	565	$48,923
HCI Group, Inc.	6,675	215,870
Heritage Insurance Holdings, Inc.	9,934	143,348

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Maiden Holdings Ltd.	2,202	$33,911
Safety Insurance Group, Inc.	3,933	276,687
Third Point Reinsurance Ltd. (a)	13,785	163,352
United Insurance Holdings Co.	15,102	205,085
Universal Insurance Holdings, Inc.	10,738	257,712
Validus Holdings Ltd.	5,900	320,606

		$1,665,494
Internet - 2.2%
LogMeIn, Inc.	6,765	$682,250
Rubicon Project, Inc. (a)	5,309	40,083
Shutterfly, Inc. (a)	1,684	85,328
Web.Com Group, Inc. (a)	13,870	221,227

		$1,028,888
Machinery & Tools - 8.0%
Allison Transmission Holdings, Inc.	12,253	$406,432
Colfax Corp. (a)	4,003	150,553
Columbus McKinnon Corp.	14,408	379,219
Greenbrier Cos., Inc.	1,308	50,750
Herman Miller, Inc.	1,824	59,280
HNI Corp.	8,306	438,308
IPG Photonics Corp. (a)	5,545	531,876
Park-Ohio Holdings Corp.	6,673	281,267
Regal Beloit Corp.	2,625	191,363
SPX Corp. (a)	30,713	750,319
SPX FLOW, Inc. (a)	16,232	508,711

		$3,748,078
Medical Equipment - 5.2%
Analogic Corp.	1,261	$116,201
Biotelemetry, Inc. (a)	13,271	258,121
CONMED Corp.	2,578	112,349
Insulet Corp. (a)	2,700	90,855
Integra LifeSciences Holdings Corp. (a)	1,400	113,120
NxStage Medical, Inc. (a)	24,571	607,395
OraSure Technologies, Inc. (a)	87,734	739,598
Steris PLC	354	23,226
VWR Corp. (a)	14,243	387,410

		$2,448,275
Metals & Mining - 1.0%
Olympic Steel, Inc.	12,277	$300,173
Ryerson Holding Corp. (a)	11,524	164,793

		$464,966

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Network & Telecom - 2.0%
Ixia (a)	49,265	$677,394
NeuStar, Inc., “A” (a)	9,877	239,517

		$916,911
Oil Services - 0.2%
Forum Energy Technologies, Inc. (a)	1,043	$22,685
Superior Energy Services, Inc.	5,027	86,665

		$109,350
Other Banks & Diversified Financials - 13.4%
Altisource Portfolio Solutions S.A. (a)	9,559	$257,519
BancorpSouth, Inc.	23,532	671,839
Berkshire Hills Bancorp, Inc.	4,307	146,223
BofI Holding, Inc. (a)	12,029	284,245
Cathay General Bancorp, Inc.	16,539	580,519
East West Bancorp, Inc.	15,762	754,685
Enova International, Inc. (a)	17,852	207,976
First Interstate BancSystem, Inc.	15,598	588,825
Lakeland Financial Corp.	883	37,263
Legacytextas Financial Group, Inc.	12,379	486,000
Nelnet, Inc., “A”	2,727	137,577
OneMain Holdings, Inc. (a)	6,920	140,960
PacWest Bancorp	5,495	281,619
Popular, Inc.	7,215	293,290
Regional Management Corp. (a)	13,678	337,299
Western Alliance Bancorp. (a)	8,428	393,756
Wintrust Financial Corp.	9,607	632,525
World Acceptance Corp. (a)	761	42,821

		$6,274,941
Pharmaceuticals - 1.7%
Amphastar Pharmaceuticals, Inc. (a)	18,187	$368,650
Catalent, Inc. (a)	3,483	83,348
Impax Laboratories, Inc. (a)	4,599	66,456
TherapeuticsMD, Inc. (a)	50,619	300,677

		$819,131
Printing & Publishing - 0.9%
LSC Communications, Inc.	1,658	$34,221
Quad/Graphics, Inc.	10,382	292,046
RR Donnelley & Sons Co.	4,422	76,899
Time, Inc.	1,811	29,338

		$432,504

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 0.6%
American Railcar Industries, Inc.	5,957	$267,410

Real Estate - 8.3%
Ashford Hospitality Trust, REIT	28,605	$201,093
Corporate Office Properties Trust, REIT	3,804	108,870
Equity Commonwealth, REIT (a)	3,449	100,297
Gaming and Leisure Properties, Inc., REIT	6,322	192,884
Gramercy Property Trust, Inc., REIT	72,748	635,818
Hospitality Properties Trust, REIT	7,628	221,174
Life Storage, Inc., REIT	836	67,908
Medical Properties Trust, Inc., REIT	43,873	522,966
Mid-America Apartment Communities, Inc., REIT	5,062	463,831
Ryman Hospitality Properties, Inc., REIT	565	33,279
STAG Industrial, Inc., REIT	5,172	122,111
Store Capital Corp., REIT	20,694	511,556
Tanger Factory Outlet Centers, Inc., REIT	5,521	190,309
Washington Prime Group, Inc., REIT	51,806	519,096

		$3,891,192
Restaurants - 3.1%
BJ’s Restaurants, Inc. (a)	2,506	$92,973
Brinker International, Inc.	11,890	631,478
Carrols Restaurant Group, Inc. (a)	16,951	230,534
Chuy’s Holdings, Inc. (a)	8,888	278,639
Wingstop, Inc.	7,447	228,548

		$1,462,172
Specialty Chemicals - 3.7%
A. Schulman, Inc.	14,491	$482,550
Pacific Ethanol, Inc. (a)	11,257	96,810
Trinseo S.A.	7,146	418,398
Univar, Inc. (a)	29,487	734,226

		$1,731,984
Specialty Stores - 2.4%
Citi Trends, Inc.	17,537	$304,442
Sally Beauty Holdings, Inc. (a)	3,543	92,791
Urban Outfitters, Inc. (a)	17,621	556,824
Zumiez, Inc. (a)	7,855	194,804

		$1,148,861
Telecommunications - Wireless - 0.2%
Telephone and Data Systems, Inc.	3,026	$81,490

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 0.5%
Windstream Holdings, Inc.	28,361	$210,155

Trucking - 0.3%
Marten Transport Ltd.	4,999	$121,726

Utilities - Electric Power - 2.4%
Dynegy, Inc. (a)	37,822	$327,160
NRG Energy, Inc.	49,345	559,572
Spark Energy, Inc., “A”	9,335	238,043

		$1,124,775
Total Common Stocks (Identified Cost, $44,711,781)		$46,665,492

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.46% (v) (Identified Cost, $324,671)	324,671	$324,671
Total Investments (Identified Cost, $45,036,452)		$46,990,163

Other Assets, Less Liabilities - 0.0%		1,450
Net Assets - 100.0%		$46,991,613

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $44,711,781)	$46,665,492
Underlying affiliated funds, at value (identified cost, $324,671)	324,671
Total investments, at value (identified cost, $45,036,452)	$46,990,163
Receivables for
Investments sold	222,069
Fund shares sold	36,197
Dividends	52,249
Receivable from investment adviser	18,812
Other assets	47,640
Total assets	$47,367,130
Liabilities
Payable for fund shares reacquired	$341,579
Payable to affiliates
Shareholder servicing costs	25
Distribution and service fees	29
Payable for independent Trustees’ compensation	14
Accrued expenses and other liabilities	33,870
Total liabilities	$375,517
Net assets	$46,991,613
Net assets consist of
Paid-in capital	$44,579,362
Unrealized appreciation (depreciation) on investments	1,953,711
Accumulated net realized gain (loss) on investments	355,909
Undistributed net investment income	102,631
Net assets	$46,991,613
Shares of beneficial interest outstanding	4,095,687

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,414,536	123,587	$11.45
Class B	193,357	17,009	11.37
Class C	131,076	11,535	11.36
Class I	528,613	46,071	11.47
Class R1	58,383	5,135	11.37
Class R2	57,203	5,009	11.42
Class R3	57,376	5,013	11.45
Class R4	57,550	5,016	11.47
Class R6 (formerly Class R5)	44,325,918	3,862,601	11.48
Class 529A	61,089	5,338	11.44
Class 529B	53,125	4,673	11.37
Class 529C	53,387	4,700	11.36

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering price per share were $12.15 [100 / 94.25 x $11.45] and $12.14 [100 / 94.25 x $11.44], respectively. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$189,069
Dividends from underlying affiliated funds	860
Foreign taxes withheld	(450)
Total investment income	$189,479
Expenses
Management fee	$82,796
Distribution and service fees	3,386
Shareholder servicing costs	909
Program manager fees	60
Administrative services fee	8,775
Independent Trustees’ compensation	682
Custodian fee	3,347
Shareholder communications	4,659
Audit and tax fees	26,280
Legal fees	302
Registration fees	56,223
Miscellaneous	8,098
Total expenses	$195,517
Reduction of expenses by investment adviser and distributor	(103,535)
Net expenses	$91,982
Net investment income	$97,497
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$384,899
Underlying affiliated funds	(6)
Net realized gain (loss) on investments	$384,893
Change in unrealized appreciation (depreciation) on investments	$1,783,239
Net realized and unrealized gain (loss) on investments	$2,168,132
Change in net assets from operations	$2,265,629

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/16 (unaudited)	Period ended 5/31/16 (c)
From operations
Net investment income	$97,497	$11,646
Net realized gain (loss) on investments	384,893	(28,984)
Net unrealized gain (loss) on investments	1,783,239	170,472
Change in net assets from operations	$2,265,629	$153,134
Distributions declared to shareholders
From net investment income	$—	$(7,001)
Change in net assets from fund share transactions	$41,469,665	$3,110,186
Total change in net assets	$43,735,294	$3,256,319
Net assets
At beginning of period	3,256,319	—
At end of period (including undistributed net investment income of $102,631 and $5,134, respectively)	$46,991,613	$3,256,319

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)

Net asset value, beginning of period	$10.36		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.04
Net realized and unrealized gain (loss) on investments	1.06		0.35
Total from investment operations	$1.09		$0.39
Less distributions declared to shareholders
From net investment income	$—		$(0.03)
Net asset value, end of period (x)	$11.45		$10.36
Total return (%) (r)(s)(t)(x)	10.52	(n)	3.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.42	(a)	5.46	(a)
Expenses after expense reductions (f)	0.98	(a)	0.96	(a)
Net investment income	0.48	(a)	0.52	(a)
Portfolio turnover	42	(n)	47	(n)
Net assets at end of period (000 omitted)	$1,415		$637

See Notes to Financial Statements

17

Financial Highlights – continued

Class B	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)

Net asset value, beginning of period	$10.33		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.02)
Net realized and unrealized gain (loss) on investments	1.06		0.35
Total from investment operations	$1.04		$0.33
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)
Net asset value, end of period (x)	$11.37		$10.33
Total return (%) (r)(s)(t)(x)	10.07	(n)	3.34	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.42	(a)	7.17	(a)
Expenses after expense reductions (f)	1.74	(a)	1.71	(a)
Net investment loss	(0.29	)(a)	(0.25	)(a)
Portfolio turnover	42	(n)	47	(n)
Net assets at end of period (000 omitted)	$193		$98

Class C	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)

Net asset value, beginning of period	$10.33		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.02)
Net realized and unrealized gain (loss) on investments	1.05		0.36
Total from investment operations	$1.03		$0.34
Less distributions declared to shareholders
From net investment income	$—		$(0.01)
Net asset value, end of period (x)	$11.36		$10.33
Total return (%) (r)(s)(t)(x)	9.97	(n)	3.38	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.55	(a)	7.03	(a)
Expenses after expense reductions (f)	1.73	(a)	1.71	(a)
Net investment loss	(0.31	)(a)	(0.24	)(a)
Portfolio turnover	42	(n)	47	(n)
Net assets at end of period (000 omitted)	$131		$89

See Notes to Financial Statements

18

Financial Highlights – continued

Class I	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)

Net asset value, beginning of period	$10.38		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.05
Net realized and unrealized gain (loss) on investments	1.05		0.36
Total from investment operations	$1.09		$0.41
Less distributions declared to shareholders
From net investment income	$—		$(0.03)
Net asset value, end of period (x)	$11.47		$10.38
Total return (%) (r)(s)(x)	10.50	(n)	4.14	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.38	(a)	5.39	(a)
Expenses after expense reductions (f)	0.74	(a)	0.71	(a)
Net investment income	0.70	(a)	0.73	(a)
Portfolio turnover	42	(n)	47	(n)
Net assets at end of period (000 omitted)	$529		$351

Class R1	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)

Net asset value, beginning of period	$10.33		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.02)
Net realized and unrealized gain (loss) on investments	1.06		0.35
Total from investment operations	$1.04		$0.33
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)
Net asset value, end of period (x)	$11.37		$10.33
Total return (%) (r)(s)(x)	10.07	(n)	3.33	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.59	(a)	7.32	(a)
Expenses after expense reductions (f)	1.73	(a)	1.71	(a)
Net investment loss	(0.30	)(a)	(0.24	)(a)
Portfolio turnover	42	(n)	47	(n)
Net assets at end of period (000 omitted)	$58		$52

See Notes to Financial Statements

19

Financial Highlights – continued

Class R2	Six months ended 11/30/16 (unaudited) (c)		Period ended 5/31/16 (c)

Net asset value, beginning of period	$10.35		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.02
Net realized and unrealized gain (loss) on investments	1.06		0.35
Total from investment operations	$1.07		$0.37
Less distributions declared to shareholders
From net investment income	$—		$(0.02)
Net asset value, end of period (x)	$11.42		$10.35
Total return (%) (r)(s)(x)	10.34	(n)	3.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.10	(a)	6.82	(a)
Expenses after expense reductions (f)	1.23	(a)	1.21	(a)
Net investment income	0.19	(a)	0.26	(a)
Portfolio turnover	42	(n)	47	(n)
Net assets at end of period (000 omitted)	$57		$52

Class R3	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)

Net asset value, beginning of period	$10.36		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04
Net realized and unrealized gain (loss) on investments	1.07		0.34
Total from investment operations	$1.09		$0.38
Less distributions declared to shareholders
From net investment income	$—		$(0.02)
Net asset value, end of period (x)	$11.45		$10.36
Total return (%) (r)(s)(x)	10.52	(n)	3.86	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.84	(a)	6.57	(a)
Expenses after expense reductions (f)	0.98	(a)	0.96	(a)
Net investment income	0.44	(a)	0.51	(a)
Portfolio turnover	42	(n)	47	(n)
Net assets at end of period (000 omitted)	$57		$52

See Notes to Financial Statements

20

Financial Highlights – continued

Class R4	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)

Net asset value, beginning of period	$10.37		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.05
Net realized and unrealized gain (loss) on investments	1.06		0.35
Total from investment operations	$1.10		$0.40
Less distributions declared to shareholders
From net investment income	$—		$(0.03)
Net asset value, end of period (x)	$11.47		$10.37
Total return (%) (r)(s)(x)	10.61	(n)	4.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.59	(a)	6.32	(a)
Expenses after expense reductions (f)	0.73	(a)	0.71	(a)
Net investment income	0.69	(a)	0.76	(a)
Portfolio turnover	42	(n)	47	(n)
Net assets at end of period (000 omitted)	$58		$52

Class R6 (formerly Class R5)	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)

Net asset value, beginning of period	$10.37		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.05
Net realized and unrealized gain (loss) on investments	1.07		0.35
Total from investment operations	$1.11		$0.40
Less distributions declared to shareholders
From net investment income	$—		$(0.03)
Net asset value, end of period (x)	$11.48		$10.37
Total return (%) (r)(s)(x)	10.70	(n)	4.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	6.31	(a)
Expenses after expense reductions (f)	0.69	(a)	0.70	(a)
Net investment income	0.80	(a)	0.77	(a)
Portfolio turnover	42	(n)	47	(n)
Net assets at end of period (000 omitted)	$44,326		$1,874

See Notes to Financial Statements

21

Financial Highlights – continued

Class 529A	Period ended 11/30/16 (i) (unaudited)

Net asset value, beginning of period	$10.74
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments	0.69	(g)
Total from investment operations	$0.70
Net asset value, end of period (x)	$11.44
Total return (%) (r)(s)(t)(x)	6.52	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.98	(a)
Expenses after expense reductions (f)	1.04	(a)
Net investment income	0.36	(a)
Portfolio turnover	42	(n)
Net assets at end of period (000 omitted)	$61

Class 529B	Period ended 11/30/16 (i) (unaudited)

Net asset value, beginning of period	$10.70
Income (loss) from investment operations
Net investment loss (d)	$(0.02)
Net realized and unrealized gain (loss) on investments	0.69	(g)
Total from investment operations	$0.67
Net asset value, end of period (x)	$11.37
Total return (%) (r)(s)(t)(x)	6.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.79	(a)
Expenses after expense reductions (f)	1.79	(a)
Net investment loss	(0.42	)(a)
Portfolio turnover	42	(n)
Net assets at end of period (000 omitted)	$53

See Notes to Financial Statements

22

Financial Highlights – continued

Class 529C	Period ended 11/30/16 (i) (unaudited)

Net asset value, beginning of period	$10.69
Income (loss) from investment operations
Net investment loss (d)	$(0.02)
Net realized and unrealized gain (loss) on investments	0.69	(g)
Total from investment operations	$0.67
Net asset value, end of period (x)	$11.36
Total return (%) (r)(s)(t)(x)	6.27	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.79	(a)
Expenses after expense reductions (f)	1.79	(a)
Net investment loss	(0.40	)(a)
Portfolio turnover	42	(n)
Net assets at end of period (000 omitted)	$53

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, July 14, 2016, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Small Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

24

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

25

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$46,665,492	$—	$—	$46,665,492
Mutual Funds	324,671	—	—	324,671
Total Investments	$46,990,163	$—	$—	$46,990,163

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

26

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/16
Ordinary income (including any short-term capital gains)	$7,001

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/16
Cost of investments	$45,042,332
Gross appreciation	4,036,128
Gross depreciation	(2,088,297)
Net unrealized appreciation (depreciation)	$1,947,831

As of 5/31/16
Undistributed ordinary income	5,134
Capital loss carryforwards	(23,104)
Net unrealized appreciation (depreciation)	164,592

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(23,104)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after

27

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/16 (i)	Period ended 5/31/16 (c)
Class A	$—	$391
Class B	—	19
Class C	—	46
Class I	—	407
Class R1	—	12
Class R2	—	85
Class R3	—	122
Class R4	—	159
Class R6 (formerly Class R5)	—	5,760
Class 529A	—	—
Class 529B	—	—
Class 529C	—	—
Total	$—	$7,001

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(i)	For Class 529A, Class 529B, and Class 529C, the period is from the inception, July 14, 2016, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.65%
Next $1.5 billion of average daily net assets	0.60%
Average daily net assets in excess of $2.5 billion	0.575%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2016, this management fee reduction amounted to $907, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

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Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6 (formerly Class R5)	529A	529B	529C
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.70%	1.04%	1.79%	1.79%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2017. For the six months ended November 30, 2016, this reduction amounted to $102,559, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,416 and $14 for the six months ended November 30, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$1,196
Class B	0.75%	0.25%	1.00%	1.00%	701
Class C	0.75%	0.25%	1.00%	1.00%	575
Class R1	0.75%	0.25%	1.00%	1.00%	269
Class R2	0.25%	0.25%	0.50%	0.50%	136
Class R3	—	0.25%	0.25%	0.25%	68
Class 529A	—	0.25%	0.25%	0.25%	51
Class 529B	0.75%	0.25%	1.00%	1.00%	195
Class 529C	0.75%	0.25%	1.00%	1.00%	195
Total Distribution and Service Fees					$3,386

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2016, this rebate amounted to $39 for Class A and is included in the reduction of total expenses in the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges imposed during the six months ended November 30, 2016.

Effective July 14, 2016, the fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on September 30, 2017, unless MFD elects to extend the waiver. For the period July 14, 2016 through November 30, 2016, this waiver amounted to $30 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the period July 14, 2016 through November 30, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the period July 14, 2016 through November 30, 2016, were as follows:

	Fee	Waiver
Class 529A	$20	$10
Class 529B	20	10
Class 529C	20	10
Total Program Manager Fees and Waivers	$60	$30

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2016, the fee was $242, which equated to 0.0019% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $667.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on

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Notes to Financial Statements (unaudited) – continued

average daily net assets. The administrative services fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 0.0689% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2016, the fee paid by the fund under this agreement was $18 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 14, 2015, MFS purchased 180,000 shares of Class R5 and 5,000 shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4, for and aggregate amount of $2,200,000 as an initial investment in the fund.

On March 16, 2016, MFS purchased 17,150 shares of Class I for an aggregate amount of $164,640.

On July 13, 2016, MFS purchased 4,655 shares of Class 529A, 4,673 shares of Class 529B, and 4,677 shares of Class 529C for an aggregate amount of $150,000 as an initial investment in the classes.

On July 22, 2016, MFS redeemed 171,017 shares of Class R6 for an aggregate amount of $1,900,000.

At November 30, 2016, MFS held approximately 97% and 87% of the shares outstanding of Class R1 and Class 529A, respectively, and 100% of the outstanding shares of Class R2, Class R3, Class R4, Class 529B, and Class 529C.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended November 30, 2016, the fund engaged in purchase transactions pursuant to this policy, which amounted to $1,915,407.

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Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended November 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $52,581,631 and $11,271,057, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/16 (i)		Period ended 5/31/16 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	64,530	$707,386	63,648	$617,119
Class B	7,748	84,247	9,573	95,369
Class C	3,946	41,420	8,658	85,190
Class I	13,472	146,148	34,476	335,843
Class R1	134	1,520	5,000	50,000
Class R2	—	—	5,000	50,000
Class R3	—	—	5,000	50,000
Class R4	—	—	5,000	50,000
Class R6 (formerly Class R5)	4,007,253	44,021,635	180,000	1,800,000
Class 529A	5,338	57,381	—	—
Class 529B	4,673	50,000	—	—
Class 529C	4,700	50,250	—	—
	4,111,794	$45,159,987	316,355	$3,133,521

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	40	$391
Class B	—	—	2	19
Class C	—	—	5	46
Class I	—	—	42	407
Class R1	—	—	1	12
Class R2	—	—	9	85
Class R3	—	—	12	122
Class R4	—	—	16	159
Class R6 (formerly Class R5)	—	—	588	5,760
	—	$—	715	$7,001
Shares reacquired
Class A	(2,422)	$(26,331)	(2,209)	$(22,563)
Class B	(214)	(2,322)	(100)	(978)
Class C	(1,073)	(11,780)	(1)	(12)
Class I	(1,215)	(13,085)	(703)	(6,783)
Class R6 (formerly Class R5)	(325,240)	(3,636,804)	—	—
	(330,164)	$(3,690,322)	(3,013)	$(30,336)

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Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/16 (i)		Period ended 5/31/16 (c)
	Shares	Amount	Shares	Amount
Net change
Class A	62,108	$681,055	61,479	$594,947
Class B	7,534	81,925	9,475	94,410
Class C	2,873	29,640	8,662	85,224
Class I	12,257	133,063	33,815	329,467
Class R1	134	1,520	5,001	50,012
Class R2	—	—	5,009	50,085
Class R3	—	—	5,012	50,122
Class R4	—	—	5,016	50,159
Class R6 (formerly Class R5)	3,682,013	40,384,831	180,588	1,805,760
Class 529A	5,338	57,381	—	—
Class 529B	4,673	50,000	—	—
Class 529C	4,700	50,250	—	—
	3,781,630	$41,469,665	314,057	$3,110,186

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(i)	For Class 529A, Class 529B, and Class 529C the period is from inception, July 14, 2016, through the stated period end.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 21%, 21%, 14%, 9%, 8%, 8%, 6%, 6%, and 2%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2016, the fund’s commitment fee and interest expense were $78 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	152,940	6,764,089	(6,592,358)	324,671

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(6)	$—	$860	$324,671

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PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

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INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

36

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CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2016

MFS® ASSET ALLOCATION FUNDS

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

AAF-SEM

MFS® ASSET ALLOCATION FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, even after a recent rise in bond yields, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Conservative Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	15.0%
MFS Limited Maturity Fund	10.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Value Fund	6.1%
MFS Research Fund	6.1%
MFS Growth Fund	6.0%
MFS High Income Fund	5.0%
MFS Global Bond Fund	4.9%
MFS Mid Cap Value Fund	4.1%
MFS Mid Cap Growth Fund	4.0%
MFS Research International Fund	4.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Absolute Return Fund	2.0%
MFS International Value Fund	2.0%
MFS International Growth Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Value Fund	1.0%
MFS Commodity Strategy Fund	1.0%
MFS New Discovery Fund	1.0%
MFS Global Real Estate Fund	1.0%
Cash & Cash Equivalents (o)	0.0%

MFS Moderate Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Government Securities Fund	9.9%
MFS Value Fund	8.2%
MFS Research Fund	8.1%
MFS Growth Fund	8.0%
MFS Total Return Bond Fund	8.0%
MFS Mid Cap Value Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Research International Fund	6.0%
MFS High Income Fund	5.1%
MFS Global Bond Fund	4.8%
MFS Commodity Strategy Fund	3.0%
MFS International Value Fund	2.9%
MFS Emerging Markets Debt Fund	2.9%
MFS International Growth Fund	2.9%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS Absolute Return Fund	1.0%
MFS International New Discovery Fund	1.0%
Cash & Cash Equivalents (o)	0.0%

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	11.3%
MFS Growth Fund	11.0%
MFS Mid Cap Value Fund	9.3%
MFS Mid Cap Growth Fund	9.1%
MFS Research Fund	8.1%
MFS Research International Fund	6.9%
MFS High Income Fund	5.0%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS International Value Fund	4.9%
MFS International Growth Fund	4.9%
MFS Commodity Strategy Fund	4.0%
MFS Total Return Bond Fund	3.0%
MFS Global Real Estate Fund	2.9%
MFS Emerging Markets Debt Fund	2.9%
MFS New Discovery Value Fund	2.1%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	1.9%
MFS Global Bond Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Emerging Markets Equity Fund	1.0%
MFS Absolute Return Fund	1.0%
Cash & Cash Equivalents (o)	0.0%

MFS Aggressive Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	13.3%
MFS Growth Fund	12.9%
MFS Mid Cap Value Fund	10.3%
MFS Mid Cap Growth Fund	10.1%
MFS Research Fund	9.1%
MFS Research International Fund	7.8%
MFS International Value Fund	7.8%
MFS International Growth Fund	7.7%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	3.9%
MFS New Discovery Value Fund	2.6%
MFS New Discovery Fund	2.6%
MFS Emerging Markets Equity Fund	1.9%
Cash & Cash Equivalents	0.1%

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, June 1, 2016 through November 30, 2016

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2016 through November 30, 2016.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS CONSERVATIVE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/16	Ending Account Value 11/30/16	Expenses Paid During Period (p) 6/01/16-11/30/16
A	Actual	0.32%	$1,000.00	$1,011.21	$1.61
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
B	Actual	1.07%	$1,000.00	$1,006.76	$5.38
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
C	Actual	1.07%	$1,000.00	$1,006.90	$5.38
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
I	Actual	0.07%	$1,000.00	$1,011.69	$0.35
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
R1	Actual	1.07%	$1,000.00	$1,007.03	$5.38
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
R2	Actual	0.57%	$1,000.00	$1,009.54	$2.87
	Hypothetical (h)	0.57%	$1,000.00	$1,022.21	$2.89
R3	Actual	0.32%	$1,000.00	$1,010.57	$1.61
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
R4	Actual	0.07%	$1,000.00	$1,012.47	$0.35
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
529A	Actual	0.36%	$1,000.00	$1,010.40	$1.81
	Hypothetical (h)	0.36%	$1,000.00	$1,023.26	$1.83
529B	Actual	1.12%	$1,000.00	$1,006.72	$5.63
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67
529C	Actual	1.12%	$1,000.00	$1,006.81	$5.63
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Conservative Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS MODERATE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/16	Ending Account Value 11/30/16	Expenses Paid During Period (p) 6/01/16-11/30/16
A	Actual	0.33%	$1,000.00	$1,015.32	$1.67
	Hypothetical (h)	0.33%	$1,000.00	$1,023.41	$1.67
B	Actual	1.08%	$1,000.00	$1,011.51	$5.45
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
C	Actual	1.08%	$1,000.00	$1,011.61	$5.45
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
I	Actual	0.08%	$1,000.00	$1,016.38	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.67	$0.41
R1	Actual	1.08%	$1,000.00	$1,011.27	$5.45
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
R2	Actual	0.58%	$1,000.00	$1,014.33	$2.93
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
R3	Actual	0.33%	$1,000.00	$1,015.43	$1.67
	Hypothetical (h)	0.33%	$1,000.00	$1,023.41	$1.67
R4	Actual	0.08%	$1,000.00	$1,016.60	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.67	$0.41
529A	Actual	0.37%	$1,000.00	$1,015.21	$1.87
	Hypothetical (h)	0.37%	$1,000.00	$1,023.21	$1.88
529B	Actual	1.12%	$1,000.00	$1,010.88	$5.65
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67
529C	Actual	1.13%	$1,000.00	$1,011.61	$5.70
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Moderate Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/16	Ending Account Value 11/30/16	Expenses Paid During Period (p) 6/01/16-11/30/16
A	Actual	0.35%	$1,000.00	$1,021.64	$1.77
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
B	Actual	1.10%	$1,000.00	$1,017.95	$5.56
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
C	Actual	1.10%	$1,000.00	$1,018.12	$5.57
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
I	Actual	0.10%	$1,000.00	$1,023.67	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R1	Actual	1.10%	$1,000.00	$1,018.48	$5.57
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
R2	Actual	0.60%	$1,000.00	$1,020.99	$3.04
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R3	Actual	0.35%	$1,000.00	$1,021.82	$1.77
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
R4	Actual	0.10%	$1,000.00	$1,023.32	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
529A	Actual	0.39%	$1,000.00	$1,021.80	$1.98
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98
529B	Actual	1.15%	$1,000.00	$1,017.54	$5.82
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82
529C	Actual	1.15%	$1,000.00	$1,017.76	$5.82
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/16	Ending Account Value 11/30/16	Expenses Paid During Period (p) 6/01/16-11/30/16
A	Actual	0.38%	$1,000.00	$1,020.54	$1.92
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
B	Actual	1.13%	$1,000.00	$1,017.22	$5.71
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
C	Actual	1.13%	$1,000.00	$1,017.38	$5.71
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
I	Actual	0.13%	$1,000.00	$1,021.75	$0.66
	Hypothetical (h)	0.13%	$1,000.00	$1,024.42	$0.66
R1	Actual	1.13%	$1,000.00	$1,017.08	$5.71
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
R2	Actual	0.63%	$1,000.00	$1,019.39	$3.19
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19
R3	Actual	0.38%	$1,000.00	$1,021.23	$1.93
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
R4	Actual	0.13%	$1,000.00	$1,022.02	$0.66
	Hypothetical (h)	0.13%	$1,000.00	$1,024.42	$0.66
529A	Actual	0.42%	$1,000.00	$1,020.68	$2.13
	Hypothetical (h)	0.42%	$1,000.00	$1,022.96	$2.13
529B	Actual	1.18%	$1,000.00	$1,016.37	$5.96
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97
529C	Actual	1.17%	$1,000.00	$1,017.09	$5.92
	Hypothetical (h)	1.17%	$1,000.00	$1,019.20	$5.92

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Aggressive Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS CONSERVATIVE ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R6	6,278,962	$58,833,874
MFS Commodity Strategy Fund - Class R6 (v)	5,061,134	30,113,746
MFS Emerging Markets Debt Fund - Class R6	6,107,444	87,458,602
MFS Emerging Markets Debt Local Currency Fund - Class R6	8,736,286	56,523,769
MFS Global Bond Fund - Class R6	17,016,003	144,295,706
MFS Global Real Estate Fund - Class R6	1,898,576	29,560,827
MFS Government Securities Fund - Class R6	30,015,581	295,953,627
MFS Growth Fund - Class R6	2,352,423	177,772,577
MFS High Income Fund - Class R6	44,590,746	149,824,908
MFS Inflation-Adjusted Bond Fund - Class R6	28,495,343	296,636,517
MFS International Growth Fund - Class R6	2,235,310	58,229,816
MFS International Value Fund - Class R6	1,663,329	58,532,537
MFS Limited Maturity Fund - Class R6	50,053,150	298,316,775
MFS Mid Cap Growth Fund - Class R6	7,830,678	119,182,924
MFS Mid Cap Value Fund - Class R6	5,607,084	121,281,232
MFS New Discovery Fund - Class R6 (a)	1,127,479	29,990,930
MFS New Discovery Value Fund - Class R6	2,083,370	30,563,037
MFS Research Fund - Class R6	4,623,465	179,760,317
MFS Research International Fund - Class R6	7,767,376	118,141,783
MFS Total Return Bond Fund - Class R6	41,999,997	444,359,970
MFS Value Fund - Class R6	4,972,167	180,937,161
Total Underlying Affiliated Funds (Identified Cost, $2,506,227,380)		$2,966,270,635

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.46% (v) (Identified Cost, $102)	102	$102
Total Investments (Identified Cost, $2,506,227,482)		$2,966,270,737

Other Assets, Less Liabilities - 0.0%		1,203,772
Net Assets - 100.0%		$2,967,474,509

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS MODERATE ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R6	6,206,549	$58,155,360
MFS Commodity Strategy Fund - Class R6 (v)	30,113,795	179,177,082
MFS Emerging Markets Debt Fund - Class R6	12,085,148	173,059,320
MFS Emerging Markets Debt Local Currency Fund - Class R6	17,273,294	111,758,213
MFS Global Bond Fund - Class R6	33,653,340	285,380,321
MFS Global Real Estate Fund - Class R6	7,421,264	115,549,075
MFS Government Securities Fund - Class R6	59,352,944	585,220,025
MFS Growth Fund - Class R6	6,250,225	472,329,511
MFS High Income Fund - Class R6	88,522,988	297,437,240
MFS Inflation-Adjusted Bond Fund - Class R6	39,446,961	410,642,869
MFS International Growth Fund - Class R6	6,624,683	172,572,996
MFS International New Discovery Fund - Class R6	2,045,816	57,998,873
MFS International Value Fund - Class R6	4,920,434	173,150,067
MFS Mid Cap Growth Fund - Class R6	27,332,885	416,006,510
MFS Mid Cap Value Fund - Class R6	19,583,940	423,600,626
MFS New Discovery Fund - Class R6 (a)	3,373,152	89,725,855
MFS New Discovery Value Fund - Class R6	6,250,608	91,696,427
MFS Research Fund - Class R6	12,283,223	477,571,707
MFS Research International Fund - Class R6	23,117,020	351,609,877
MFS Total Return Bond Fund - Class R6	44,297,321	468,665,653
MFS Value Fund - Class R6	13,227,245	481,339,452
Total Underlying Affiliated Funds (Identified Cost, $4,824,454,773)		$5,892,647,059

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.46% (v) (Identified Cost, $110)	110	$110
Total Investments (Identified Cost, $4,824,454,883)		$5,892,647,169

Other Assets, Less Liabilities - 0.0%		1,392,392
Net Assets - 100.0%		$5,894,039,561

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS GROWTH ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R6	5,173,974	$48,480,134
MFS Commodity Strategy Fund - Class R6 (v)	33,819,094	201,223,610
MFS Emerging Markets Debt Fund - Class R6	10,084,874	144,415,395
MFS Emerging Markets Debt Local Currency Fund - Class R6	14,430,494	93,365,299
MFS Emerging Markets Equity Fund - Class R6	1,787,150	48,539,001
MFS Global Bond Fund - Class R6	11,199,001	94,967,527
MFS Global Real Estate Fund - Class R6	9,363,163	145,784,448
MFS Growth Fund - Class R6	7,225,229	546,010,590
MFS High Income Fund - Class R6	74,154,142	249,157,917
MFS Inflation-Adjusted Bond Fund - Class R6	23,472,496	244,348,684
MFS International Growth Fund - Class R6	9,282,383	241,806,089
MFS International New Discovery Fund - Class R6	3,420,836	96,980,706
MFS International Value Fund - Class R6	6,896,745	242,696,440
MFS Mid Cap Growth Fund - Class R6	29,646,845	451,224,981
MFS Mid Cap Value Fund - Class R6	21,356,137	461,933,246
MFS New Discovery Fund - Class R6 (a)	3,810,974	101,371,908
MFS New Discovery Value Fund - Class R6	7,104,576	104,224,133
MFS Research Fund - Class R6	10,362,710	402,902,174
MFS Research International Fund - Class R6	22,549,102	342,971,835
MFS Total Return Bond Fund - Class R6	13,835,215	146,376,571
MFS Value Fund - Class R6	15,377,264	559,578,630
Total Underlying Affiliated Funds (Identified Cost, $3,727,857,621)		$4,968,359,318

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.46% (v) (Identified Cost, $65)	65	$65
Total Investments (Identified Cost, $3,727,857,686)		$4,968,359,383

Other Assets, Less Liabilities - 0.0%		605,007
Net Assets - 100.0%		$4,968,964,390

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R6 (v)	13,569,643	$80,739,379
MFS Emerging Markets Equity Fund - Class R6	1,143,153	31,048,039
MFS Global Real Estate Fund - Class R6	5,033,580	78,372,837
MFS Growth Fund - Class R6	2,743,480	207,324,774
MFS International Growth Fund - Class R6	4,765,613	124,144,231
MFS International New Discovery Fund - Class R6	2,188,033	62,030,743
MFS International Value Fund - Class R6	3,541,921	124,640,187
MFS Mid Cap Growth Fund - Class R6	10,606,975	161,438,154
MFS Mid Cap Value Fund - Class R6	7,642,978	165,317,618
MFS New Discovery Fund - Class R6 (a)	1,542,431	41,028,677
MFS New Discovery Value Fund - Class R6	2,870,702	42,113,196
MFS Research Fund - Class R6	3,748,646	145,747,354
MFS Research International Fund - Class R6	8,240,931	125,344,566
MFS Value Fund - Class R6	5,852,394	212,968,615
Total Underlying Affiliated Funds (Identified Cost, $1,079,567,701)		$1,602,258,370

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.46% (v) (Identified Cost, $202)	202	$202
Total Investments (Identified Cost, $1,079,567,903)		$1,602,258,572

Other Assets, Less Liabilities - 0.1%		848,165
Net Assets - 100.0%		$1,603,106,737

Portfolio Footnotes:

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 11/30/16 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments
Underlying affiliated funds, at value (Identified cost, $2,506,227,482, $4,824,454,883, $3,727,857,686, and $1,079,567,903, respectively)	$2,966,270,737	$5,892,647,169	$4,968,359,383	$1,602,258,572
Receivables for
Investments sold	6,120,756	21,847,982	10,576,728	6,502,659
Fund shares sold	5,677,286	5,021,047	4,233,147	1,628,343
Receivable from investment adviser	—	—	—	19,212
Other assets	19,050	17,401	10,992	15,767
Total assets	$2,978,087,829	$5,919,533,599	$4,983,180,250	$1,610,424,553

Liabilities
Payable to custodian	$736,911	$2,129,454	$1,326,742	$377,945
Payables for
Investments purchased	237,462	—	244,666	22,587
Fund shares reacquired	9,115,727	22,207,539	11,514,668	6,460,890
Payable to affiliates
Administrator	96	96	96	—
Shareholder servicing costs	316,727	803,144	809,625	320,822
Distribution and service fees	71,805	140,569	115,268	33,530
Program manager fee	398	773	728	412
Payable for independent Trustees’ compensation	12	15	13	15
Accrued expenses and other liabilities	134,182	212,448	204,054	101,615
Total liabilities	$10,613,320	$25,494,038	$14,215,860	$7,317,816
Net assets	$2,967,474,509	$5,894,039,561	$4,968,964,390	$1,603,106,737

Net assets consist of
Paid-in capital	$2,521,647,447	$4,803,212,356	$3,712,982,914	$1,079,859,451
Unrealized appreciation (depreciation) on investments	460,043,255	1,068,192,286	1,240,501,698	522,690,669
Accumulated net realized gain (loss) on investments	(27,989,367)	3,931,807	(1,548,988)	4,945,409
Accumulated undistributed (distributions in excess of) net investment income	13,773,174	18,703,112	17,028,766	(4,388,792)
Net assets	$2,967,474,509	$5,894,039,561	$4,968,964,390	$1,603,106,737

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$1,377,636,994	$3,101,342,652	$2,740,276,618	$761,264,447
Class B	142,622,211	298,723,024	239,594,224	65,886,491
Class C	696,858,014	1,239,234,015	954,682,871	271,606,699
Class I	217,602,730	151,782,485	109,366,854	63,122,649
Class R1	16,419,786	34,439,024	36,104,522	17,706,673
Class R2	94,651,777	200,602,976	184,448,643	77,356,943
Class R3	152,641,016	333,546,270	228,099,537	134,628,606
Class R4	123,955,854	252,621,319	210,844,460	61,665,408
Class 529A	96,050,553	193,022,841	186,604,323	112,722,104
Class 529B	6,337,474	14,723,137	11,630,851	5,279,407
Class 529C	42,698,100	74,001,818	67,311,487	31,867,310
Total net assets	$2,967,474,509	$5,894,039,561	$4,968,964,390	$1,603,106,737

Shares of beneficial interest outstanding
Class A	93,298,370	189,462,479	148,820,722	38,304,996
Class B	9,721,796	18,464,208	13,198,783	3,380,365
Class C	47,917,332	77,088,398	53,098,669	14,058,554
Class I	14,609,979	9,154,415	5,881,052	3,124,230
Class R1	1,149,879	2,184,621	2,047,033	928,867
Class R2	6,584,294	12,507,525	10,248,914	3,977,076
Class R3	10,418,639	20,525,333	12,489,098	6,828,206
Class R4	8,388,242	15,441,834	11,439,214	3,089,103
Class 529A	6,536,890	11,847,190	10,208,525	5,708,974
Class 529B	438,260	918,922	646,739	274,205
Class 529C	2,961,961	4,645,757	3,787,864	1,673,018
Total shares of beneficial interest outstanding	202,025,642	362,240,682	271,866,613	81,347,594

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$14.77	$16.37	$18.41	$19.87
Offering price per share (100 / 94.25 × net asset value per share)	$15.67	$17.37	$19.53	$21.08

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$14.67	$16.18	$18.15	$19.49

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$14.54	$16.08	$17.98	$19.32

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.89	$16.58	$18.60	$20.20

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.28	$15.76	$17.64	$19.06

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.38	$16.04	$18.00	$19.45

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.65	$16.25	$18.26	$19.72

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.78	$16.36	$18.43	$19.96

Class 529A shares
Net asset value and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.69	$16.29	$18.28	$19.74
Offering price per share (100 / 94.25 × net asset value per share)	$15.59	$17.28	$19.40	$20.94

Class 529B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$14.46	$16.02	$17.98	$19.25
Class 529C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$14.42	$15.93	$17.77	$19.05

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 11/30/16 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from underlying affiliated funds	$26,770,735	$43,275,543	$24,920,583	$2,331,342
Other	219	223	185	201
Total investment income	$26,770,954	$43,275,766	$24,920,768	$2,331,543
Expenses
Distribution and service fees	7,100,478	14,164,479	11,525,892	3,572,863
Shareholder servicing costs	803,951	1,989,150	2,077,696	944,611
Program manager fees	71,722	145,221	136,192	78,763
Administrative services fee	8,775	8,775	8,775	8,775
Independent Trustees’ compensation	26,387	55,776	54,015	19,809
Custodian fee	48,538	56,432	49,347	26,981
Reimbursement of custodian expenses	(20,520)	(20,600)	(13,699)	(16,578)
Shareholder communications	79,575	185,154	207,567	67,004
Audit and tax fees	17,616	18,260	18,038	17,332
Legal fees	14,671	30,848	25,411	8,215
Miscellaneous	135,658	187,227	166,842	94,656
Total expenses	$8,286,851	$16,820,722	$14,256,076	$4,822,431
Reduction of expenses by investment adviser and distributor	(46,389)	(100,393)	(90,637)	(148,795)
Net expenses	$8,240,462	$16,720,329	$14,165,439	$4,673,636
Net investment income (loss)	$18,530,492	$26,555,437	$10,755,329	$(2,342,093)

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$(571,459)	$(9,702,284)	$(9,756,543)	$(1,287,391)
Capital gain distributions from underlying affiliated funds	194,316	573,300	641,841	251,582
Net realized gain (loss) on investments	$(377,143)	$(9,128,984)	$(9,114,702)	$(1,035,809)
Change in unrealized appreciation (depreciation) on investments	$12,555,813	$77,030,981	$110,083,074	$38,319,941
Net realized and unrealized gain (loss) on investments	$12,178,670	$67,901,997	$100,968,372	$37,284,132
Change in net assets from operations	$30,709,162	$94,457,434	$111,723,701	$34,942,039

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 11/30/16 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$18,530,492	$26,555,437	$10,755,329	$(2,342,093)
Net realized gain (loss) on investments	(377,143)	(9,128,984)	(9,114,702)	(1,035,809)
Net unrealized gain (loss) on investments	12,555,813	77,030,981	110,083,074	38,319,941
Change in net assets from operations	$30,709,162	$94,457,434	$111,723,701	$34,942,039

Distributions declared to shareholders
From net investment income	$(14,323,198)	$(20,302,746)	$—	$—
Change in net assets from fund share transactions	$(101,887,688)	$(468,481,110)	$(388,272,619)	$(126,614,927)
Total change in net assets	$(85,501,724)	$(394,326,422)	$(276,548,918)	$(91,672,888)

Net assets
At beginning of period	3,052,976,233	6,288,365,983	5,245,513,308	1,694,779,625
At end of period	$2,967,474,509	$5,894,039,561	$4,968,964,390	$1,603,106,737
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$13,773,174	$18,703,112	$17,028,766	$(4,388,792)

Year ended 5/31/16	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income	$36,907,357	$63,944,739	$41,509,214	$7,438,353
Net realized gain (loss) on investments	25,796,392	154,849,435	130,853,508	58,085,253
Net unrealized gain (loss) on investments	(61,036,399)	(265,237,191)	(248,038,967)	(95,239,078)
Change in net assets from operations	$1,667,350	$(46,443,017)	$(75,676,245)	$(29,715,472)

Distributions declared to shareholders
From net investment income	$(40,048,611)	$(77,608,676)	$(68,898,928)	$(22,599,807)
From net realized gain on investments	(33,586,955)	(250,601,490)	(159,093,333)	(57,545,072)
Total distributions declared to shareholders	$(73,635,566)	$(328,210,166)	$(227,992,261)	$(80,144,879)
Change in net assets from fund share transactions	$57,039,041	$92,844,187	$140,022,579	$39,733,331
Total change in net assets	$(14,929,175)	$(281,808,996)	$(163,645,927)	$(70,127,020)

Net assets
At beginning of period	3,067,905,408	6,570,174,979	5,409,159,235	1,764,906,645
At end of period	$3,052,976,233	$6,288,365,983	$5,245,513,308	$1,694,779,625
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$9,565,880	$12,450,421	$6,273,437	$(2,046,699)
See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$14.69		$15.05	$14.91	$14.06	$12.93	$13.18

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	(c)	$0.21	$0.25	$0.26	$0.27	$0.34
Net realized and unrealized gain (loss) on investments	0.06		(0.18)	0.22	0.86	1.18	(0.25)
Total from investment operations	$0.17		$0.03	$0.47	$1.12	$1.45	$0.09

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.23)	$(0.28)	$(0.27)	$(0.32)	$(0.34)
From net realized gain on investments	—		(0.16)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.09)		$(0.39)	$(0.33)	$(0.27)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$14.77		$14.69	$15.05	$14.91	$14.06	$12.93
Total return (%) (r)(s)(t)(x)	1.12	(c)(n)	0.27	3.16	8.10	11.36	0.79

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)(c)	0.33	0.33	0.32	0.32	0.31
Expenses after expense reductions (f)(h)	0.32	(a)(c)	0.33	0.33	0.32	0.32	0.31
Net investment income (l)	1.42	(a)(c)	1.45	1.70	1.80	1.99	2.60
Portfolio turnover	2	(n)	5	9	5	5	4
Net assets at end of period (000 omitted)	$1,377,637		$1,435,774	$1,423,985	$1,355,910	$1,197,922	$859,467

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$14.60		$14.95	$14.82	$13.97	$12.85	$13.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.05	(c)	$0.10	$0.14	$0.15	$0.17	$0.24
Net realized and unrealized gain (loss) on investments	0.05		(0.17)	0.21	0.87	1.17	(0.24)
Total from investment operations	$0.10		$(0.07)	$0.35	$1.02	$1.34	$—

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.12)	$(0.17)	$(0.17)	$(0.22)	$(0.25)
From net realized gain on investments	—		(0.16)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.03)		$(0.28)	$(0.22)	$(0.17)	$(0.22)	$(0.25)
Net asset value, end of period (x)	$14.67		$14.60	$14.95	$14.82	$13.97	$12.85
Total return (%) (r)(s)(t)(x)	0.68	(c)(n)	(0.43)	2.34	7.34	10.51	0.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)(c)	1.08	1.08	1.07	1.07	1.06
Expenses after expense reductions (f)(h)	1.07	(a)(c)	1.08	1.08	1.07	1.07	1.06
Net investment income (l)	0.67	(a)(c)	0.71	0.95	1.04	1.24	1.85
Portfolio turnover	2	(n)	5	9	5	5	4
Net assets at end of period (000 omitted)	$142,622		$150,726	$165,711	$172,845	$166,748	$143,231

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class C
Net asset value, beginning of period	$14.47		$14.83	$14.70	$13.87	$12.76	$13.02

Income (loss) from investment operations
Net investment income (d)(l)	$0.05	(c)	$0.10	$0.14	$0.15	$0.17	$0.24
Net realized and unrealized gain (loss) on investments	0.05		(0.18)	0.21	0.85	1.16	(0.25)
Total from investment operations	$0.10		$(0.08)	$0.35	$1.00	$1.33	$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.12)	$(0.17)	$(0.17)	$(0.22)	$(0.25)
From net realized gain on investments	—		(0.16)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.03)		$(0.28)	$(0.22)	$(0.17)	$(0.22)	$(0.25)
Net asset value, end of period (x)	$14.54		$14.47	$14.83	$14.70	$13.87	$12.76
Total return (%) (r)(s)(t)(x)	0.69	(c)(n)	(0.48)	2.39	7.30	10.54	0.00 (y)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)(c)	1.08	1.08	1.08	1.07	1.06
Expenses after expense reductions (f)(h)	1.07	(a)(c)	1.08	1.08	1.07	1.07	1.06
Net investment income (l)	0.67	(a)(c)	0.71	0.95	1.05	1.24	1.85
Portfolio turnover	2	(n)	5	9	5	5	4
Net assets at end of period (000 omitted)	$696,858		$727,084	$748,188	$671,757	$503,578	$351,460

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class I
Net asset value, beginning of period	$14.82		$15.17	$15.03	$14.17	$13.03	$13.28

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	(c)	$0.24	$0.28	$0.30	$0.31	$0.37
Net realized and unrealized gain (loss) on investments	0.04		(0.17)	0.23	0.87	1.18	(0.25)
Total from investment operations	$0.17		$0.07	$0.51	$1.17	$1.49	$0.12

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.26)	$(0.32)	$(0.31)	$(0.35)	$(0.37)
From net realized gain on investments	—		(0.16)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.10)		$(0.42)	$(0.37)	$(0.31)	$(0.35)	$(0.37)
Net asset value, end of period (x)	$14.89		$14.82	$15.17	$15.03	$14.17	$13.03
Total return (%) (r)(s)(x)	1.17	(c)(n)	0.58	3.39	8.38	11.61	1.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)(c)	0.08	0.09	0.08	0.07	0.06
Expenses after expense reductions (f)(h)	0.07	(a)(c)	0.08	0.09	0.08	0.07	0.06
Net investment income (l)	1.66	(a)(c)	1.66	1.84	2.04	2.23	2.85
Portfolio turnover	2	(n)	5	9	5	5	4
Net assets at end of period (000 omitted)	$217,603		$203,031	$160,405	$102,563	$71,965	$47,437

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class R1
Net asset value, beginning of period	$14.21		$14.56	$14.44	$13.62	$12.53	$12.79

Income (loss) from investment operations
Net investment income (d)(l)	$0.05	(c)	$0.10	$0.14	$0.14	$0.17	$0.23
Net realized and unrealized gain (loss) on investments	0.05		(0.17)	0.20	0.85	1.14	(0.24)
Total from investment operations	$0.10		$(0.07)	$0.34	$0.99	$1.31	$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.12)	$(0.17)	$(0.17)	$(0.22)	$(0.25)
From net realized gain on investments	—		(0.16)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.03)		$(0.28)	$(0.22)	$(0.17)	$(0.22)	$(0.25)
Net asset value, end of period (x)	$14.28		$14.21	$14.56	$14.44	$13.62	$12.53
Total return (%) (r)(s)(x)	0.70	(c)(n)	(0.42)	2.33	7.35	10.55	(0.01)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)(c)	1.08	1.08	1.07	1.07	1.06
Expenses after expense reductions (f)(h)	1.07	(a)(c)	1.08	1.08	1.07	1.07	1.06
Net investment income (l)	0.67	(a)(c)	0.71	0.98	1.04	1.26	1.85
Portfolio turnover	2	(n)	5	9	5	5	4
Net assets at end of period (000 omitted)	$16,420		$18,875	$21,493	$23,321	$23,026	$22,511

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class R2
Net asset value, beginning of period	$14.31		$14.66	$14.54	$13.71	$12.62	$12.87

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	(c)	$0.17	$0.21	$0.21	$0.23	$0.29
Net realized and unrealized gain (loss) on investments	0.05		(0.17)	0.20	0.86	1.15	(0.23)
Total from investment operations	$0.14		$0.00 (w)	$0.41	$1.07	$1.38	$0.06

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.19)	$(0.24)	$(0.24)	$(0.29)	$(0.31)
From net realized gain on investments	—		(0.16)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.07)		$(0.35)	$(0.29)	$(0.24)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$14.38		$14.31	$14.66	$14.54	$13.71	$12.62
Total return (%) (r)(s)(x)	0.95	(c)(n)	0.09	2.85	7.90	11.04	0.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)(c)	0.58	0.58	0.57	0.57	0.56
Expenses after expense reductions (f)(h)	0.57	(a)(c)	0.58	0.58	0.57	0.57	0.56
Net investment income (l)	1.17	(a)(c)	1.23	1.44	1.53	1.74	2.34
Portfolio turnover	2	(n)	5	9	5	5	4
Net assets at end of period (000 omitted)	$94,652		$97,053	$112,187	$118,105	$112,807	$98,868

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class R3
Net asset value, beginning of period	$14.58		$14.93	$14.80	$13.96	$12.83	$13.09

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	(c)	$0.21	$0.25	$0.26	$0.27	$0.33
Net realized and unrealized gain (loss) on investments	0.04		(0.17)	0.21	0.85	1.18	(0.25)
Total from investment operations	$0.15		$0.04	$0.46	$1.11	$1.45	$0.08

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.23)	$(0.28)	$(0.27)	$(0.32)	$(0.34)
From net realized gain on investments	—		(0.16)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.08)		$(0.39)	$(0.33)	$(0.27)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$14.65		$14.58	$14.93	$14.80	$13.96	$12.83
Total return (%) (r)(s)(x)	1.06	(c)(n)	0.34	3.12	8.08	11.45	0.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)(c)	0.33	0.33	0.32	0.32	0.31
Expenses after expense reductions (f)(h)	0.32	(a)(c)	0.33	0.33	0.32	0.32	0.31
Net investment income (l)	1.42	(a)(c)	1.46	1.69	1.81	1.99	2.58
Portfolio turnover	2	(n)	5	9	5	5	4
Net assets at end of period (000 omitted)	$152,641		$172,074	$181,348	$168,208	$161,521	$121,030

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class R4
Net asset value, beginning of period	$14.70		$15.06	$14.92	$14.07	$12.93	$13.18

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	(c)	$0.25	$0.29	$0.29	$0.30	$0.37
Net realized and unrealized gain (loss) on investments	0.02		(0.19)	0.22	0.87	1.19	(0.25)
Total from investment operations	$0.14		$0.06	$0.51	$1.16	$1.49	$0.12

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.26)	$(0.32)	$(0.31)	$(0.35)	$(0.37)
From net realized gain on investments	—		(0.16)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.06)		$(0.42)	$(0.37)	$(0.31)	$(0.35)	$(0.37)
Net asset value, end of period (x)	$14.78		$14.70	$15.06	$14.92	$14.07	$12.93
Total return (%) (r)(s)(x)	1.25	(c)(n)	0.52	3.42	8.36	11.70	1.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)(c)	0.08	0.08	0.08	0.07	0.06
Expenses after expense reductions (f)(h)	0.07	(a)(c)	0.08	0.08	0.08	0.07	0.06
Net investment income (l)	1.66	(a)(c)	1.73	1.95	1.98	2.23	2.84
Portfolio turnover	2	(n)	5	9	5	5	4
Net assets at end of period (000 omitted)	$123,956		$109,923	$123,347	$84,264	$22,688	$34,097

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class 529A
Net asset value, beginning of period	$14.62		$14.97	$14.84	$13.99	$12.87	$13.12

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	(c)	$0.20	$0.26	$0.25	$0.26	$0.33
Net realized and unrealized gain (loss) on investments	0.05		(0.17)	0.19	0.87	1.17	(0.25)
Total from investment operations	$0.15		$0.03	$0.45	$1.12	$1.43	$0.08

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.22)	$(0.27)	$(0.27)	$(0.31)	$(0.33)
From net realized gain on investments	—		(0.16)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.08)		$(0.38)	$(0.32)	$(0.27)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$14.69		$14.62	$14.97	$14.84	$13.99	$12.87
Total return (%) (r)(s)(t)(x)	1.04	(c)(n)	0.30	3.06	8.09	11.27	0.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	(a)(c)	0.43	0.43	0.42	0.42	0.41
Expenses after expense reductions (f)(h)	0.36	(a)(c)	0.37	0.37	0.37	0.37	0.37
Net investment income (l)	1.38	(a)(c)	1.41	1.77	1.74	1.94	2.55
Portfolio turnover	2	(n)	5	9	5	5	4
Net assets at end of period (000 omitted)	$96,051		$89,761	$83,149	$116,559	$97,214	$78,416

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class 529B
Net asset value, beginning of period	$14.39		$14.74	$14.61	$13.77	$12.66	$12.91

Income (loss) from investment operations
Net investment income (d)(l)	$0.05	(c)	$0.10	$0.15	$0.14	$0.16	$0.22
Net realized and unrealized gain (loss) on investments	0.05		(0.18)	0.19	0.86	1.16	(0.24)
Total from investment operations	$0.10		$(0.08)	$0.34	$1.00	$1.32	$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.11)	$(0.16)	$(0.16)	$(0.21)	$(0.23)
From net realized gain on investments	—		(0.16)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.03)		$(0.27)	$(0.21)	$(0.16)	$(0.21)	$(0.23)
Net asset value, end of period (x)	$14.46		$14.39	$14.74	$14.61	$13.77	$12.66
Total return (%) (r)(s)(t)(x)	0.67	(c)(n)	(0.48)	2.31	7.30	10.49	(0.08)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)(c)	1.18	1.18	1.17	1.17	1.16
Expenses after expense reductions (f)(h)	1.12	(a)(c)	1.13	1.13	1.12	1.12	1.11
Net investment income (l)	0.62	(a)(c)	0.68	1.01	0.99	1.20	1.78
Portfolio turnover	2	(n)	5	9	5	5	4
Net assets at end of period (000 omitted)	$6,337		$6,349	$6,953	$10,719	$11,707	$13,074

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class 529C
Net asset value, beginning of period	$14.35		$14.70	$14.58	$13.75	$12.65	$12.91

Income (loss) from investment operations
Net investment income (d)(l)	$0.05	(c)	$0.09	$0.15	$0.14	$0.16	$0.23
Net realized and unrealized gain (loss) on investments	0.05		(0.17)	0.18	0.85	1.16	(0.25)
Total from investment operations	$0.10		$(0.08)	$0.33	$0.99	$1.32	$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.11)	$(0.16)	$(0.16)	$(0.22)	$(0.24)
From net realized gain on investments	—		(0.16)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.03)		$(0.27)	$(0.21)	$(0.16)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$14.42		$14.35	$14.70	$14.58	$13.75	$12.65
Total return (%) (r)(s)(t)(x)	0.68	(c)(n)	(0.45)	2.28	7.29	10.49	(0.08)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)(c)	1.18	1.18	1.17	1.17	1.16
Expenses after expense reductions (f)(h)	1.12	(a)(c)	1.13	1.13	1.12	1.12	1.12
Net investment income (l)	0.62	(a)(c)	0.65	1.02	1.00	1.19	1.79
Portfolio turnover	2	(n)	5	9	5	5	4
Net assets at end of period (000 omitted)	$42,698		$42,328	$41,140	$58,530	$49,778	$41,123
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Total return was less than 0.01%.

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$16.19		$17.17	$16.86	$15.40	$13.54	$14.18

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	(c)	$0.20	$0.26	$0.25	$0.25	$0.28
Net realized and unrealized gain (loss) on investments	0.16		(0.28)	0.40	1.48	1.94	(0.61)
Total from investment operations	$0.25		$(0.08)	$0.66	$1.73	$2.19	$(0.33)

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.24)	$(0.31)	$(0.27)	$(0.33)	$(0.31)
From net realized gain on investments	—		(0.66)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.07)		$(0.90)	$(0.35)	$(0.27)	$(0.33)	$(0.31)
Net asset value, end of period (x)	$16.37		$16.19	$17.17	$16.86	$15.40	$13.54
Total return (%) (r)(s)(t)(x)	1.53	(c)(n)	(0.31)	4.02	11.34	16.40	(2.22)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)(c)	0.34	0.34	0.33	0.33	0.30
Expenses after expense reductions (f)(h)	0.33	(a)(c)	0.33	0.34	0.33	0.33	0.30
Net investment income (l)	1.06	(a)(c)	1.23	1.53	1.58	1.72	2.08
Portfolio turnover	0	(n)(y)	2	8	2	5	6
Net assets at end of period (000 omitted)	$3,101,343		$3,338,645	$3,376,781	$3,164,199	$2,414,807	$1,625,988

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$16.01		$17.00	$16.69	$15.25	$13.41	$14.06

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	(c)	$0.08	$0.13	$0.13	$0.14	$0.18
Net realized and unrealized gain (loss) on investments	0.15		(0.29)	0.41	1.46	1.92	(0.60)
Total from investment operations	$0.18		$(0.21)	$0.54	$1.59	$2.06	$(0.42)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.12)	$(0.19)	$(0.15)	$(0.22)	$(0.23)
From net realized gain on investments	—		(0.66)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.01)		$(0.78)	$(0.23)	$(0.15)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$16.18		$16.01	$17.00	$16.69	$15.25	$13.41
Total return (%) (r)(s)(t)(x)	1.15	(c)(n)	(1.09)	3.29	10.48	15.51	(2.95)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)(c)	1.09	1.09	1.08	1.08	1.05
Expenses after expense reductions (f)(h)	1.08	(a)(c)	1.09	1.09	1.08	1.08	1.05
Net investment income (l)	0.31	(a)(c)	0.50	0.78	0.82	0.98	1.33
Portfolio turnover	0	(n)(y)	2	8	2	5	6
Net assets at end of period (000 omitted)	$298,723		$320,406	$357,308	$375,305	$359,070	$323,142

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class C
Net asset value, beginning of period	$15.91		$16.90	$16.60	$15.17	$13.35	$14.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02	(c)	$0.08	$0.13	$0.13	$0.14	$0.18
Net realized and unrealized gain (loss) on investments	0.16		(0.29)	0.40	1.46	1.91	(0.60)
Total from investment operations	$0.18		$(0.21)	$0.53	$1.59	$2.05	$(0.42)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.12)	$(0.19)	$(0.16)	$(0.23)	$(0.23)
From net realized gain on investments	—		(0.66)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.01)		$(0.78)	$(0.23)	$(0.16)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$16.08		$15.91	$16.90	$16.60	$15.17	$13.35
Total return (%) (r)(s)(t)(x)	1.16	(c)(n)	(1.09)	3.27	10.52	15.49	(2.93)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)(c)	1.09	1.09	1.08	1.08	1.05
Expenses after expense reductions (f)(h)	1.08	(a)(c)	1.09	1.09	1.08	1.08	1.05
Net investment income (l)	0.31	(a)(c)	0.49	0.78	0.83	0.97	1.33
Portfolio turnover	0	(n)(y)	2	8	2	5	6
Net assets at end of period (000 omitted)	$1,239,234		$1,324,402	$1,397,796	$1,278,659	$915,801	$608,898

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class I
Net asset value, beginning of period	$16.40		$17.38	$17.06	$15.58	$13.69	$14.33

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	(c)	$0.24	$0.31	$0.30	$0.29	$0.32
Net realized and unrealized gain (loss) on investments	0.16		(0.28)	0.40	1.49	1.97	(0.61)
Total from investment operations	$0.27		$(0.04)	$0.71	$1.79	$2.26	$(0.29)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.28)	$(0.35)	$(0.31)	$(0.37)	$(0.35)
From net realized gain on investments	—		(0.66)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.09)		$(0.94)	$(0.39)	$(0.31)	$(0.37)	$(0.35)
Net asset value, end of period (x)	$16.58		$16.40	$17.38	$17.06	$15.58	$13.69
Total return (%) (r)(s)(x)	1.64	(c)(n)	(0.06)	4.28	11.60	16.72	(1.96)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	(a)(c)	0.09	0.09	0.08	0.08	0.05
Expenses after expense reductions (f)(h)	0.08	(a)(c)	0.09	0.09	0.08	0.08	0.05
Net investment income (l)	1.30	(a)(c)	1.49	1.79	1.83	1.97	2.33
Portfolio turnover	0	(n)(y)	2	8	2	5	6
Net assets at end of period (000 omitted)	$151,782		$139,038	$137,468	$118,806	$75,339	$45,016

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class R1
Net asset value, beginning of period	$15.60		$16.59	$16.30	$14.90	$13.11	$13.75

Income (loss) from investment operations
Net investment income (d)(l)	$0.02	(c)	$0.08	$0.13	$0.13	$0.15	$0.17
Net realized and unrealized gain (loss) on investments	0.16		(0.29)	0.39	1.43	1.86	(0.58)
Total from investment operations	$0.18		$(0.21)	$0.52	$1.56	$2.01	$(0.41)

Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.12)	$(0.19)	$(0.16)	$(0.22)	$(0.23)
From net realized gain on investments	—		(0.66)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.02)		$(0.78)	$(0.23)	$(0.16)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$15.76		$15.60	$16.59	$16.30	$14.90	$13.11
Total return (%) (r)(s)(x)	1.13	(c)(n)	(1.10)	3.26	10.49	15.50	(2.90)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)(c)	1.09	1.09	1.08	1.08	1.05
Expenses after expense reductions (f)(h)	1.08	(a)(c)	1.09	1.09	1.08	1.08	1.05
Net investment income (l)	0.30	(a)(c)	0.51	0.78	0.82	1.03	1.32
Portfolio turnover	0	(n)(y)	2	8	2	5	6
Net assets at end of period (000 omitted)	$34,439		$36,124	$43,975	$45,232	$40,786	$45,596

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class R2
Net asset value, beginning of period	$15.86		$16.85	$16.54	$15.12	$13.30	$13.93

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	(c)	$0.16	$0.21	$0.21	$0.21	$0.24
Net realized and unrealized gain (loss) on investments	0.16		(0.29)	0.41	1.44	1.91	(0.59)
Total from investment operations	$0.23		$(0.13)	$0.62	$1.65	$2.12	$(0.35)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.20)	$(0.27)	$(0.23)	$(0.30)	$(0.28)
From net realized gain on investments	—		(0.66)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.05)		$(0.86)	$(0.31)	$(0.23)	$(0.30)	$(0.28)
Net asset value, end of period (x)	$16.04		$15.86	$16.85	$16.54	$15.12	$13.30
Total return (%) (r)(s)(x)	1.43	(c)(n)	(0.63)	3.83	11.01	16.10	(2.42)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.58	(a)(c)	0.59	0.59	0.58	0.58	0.55
Expenses after expense reductions (f)(h)	0.58	(a)(c)	0.59	0.59	0.58	0.58	0.55
Net investment income (l)	0.81	(a)(c)	1.00	1.27	1.31	1.48	1.83
Portfolio turnover	0	(n)(y)	2	8	2	5	6
Net assets at end of period (000 omitted)	$200,603		$220,409	$254,012	$279,820	$246,535	$191,661

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class R3
Net asset value, beginning of period	$16.07		$17.06	$16.75	$15.30	$13.46	$14.09

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	(c)	$0.20	$0.25	$0.25	$0.25	$0.28
Net realized and unrealized gain (loss) on investments	0.16		(0.29)	0.41	1.47	1.92	(0.59)
Total from investment operations	$0.25		$(0.09)	$0.66	$1.72	$2.17	$(0.31)

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.24)	$(0.31)	$(0.27)	$(0.33)	$(0.32)
From net realized gain on investments	—		(0.66)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.07)		$(0.90)	$(0.35)	$(0.27)	$(0.33)	$(0.32)
Net asset value, end of period (x)	$16.25		$16.07	$17.06	$16.75	$15.30	$13.46
Total return (%) (r)(s)(x)	1.54	(c)(n)	(0.37)	4.04	11.35	16.34	(2.15)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)(c)	0.34	0.34	0.33	0.33	0.30
Expenses after expense reductions (f)(h)	0.33	(a)(c)	0.34	0.34	0.33	0.33	0.30
Net investment income (l)	1.06	(a)(c)	1.23	1.52	1.58	1.73	2.04
Portfolio turnover	0	(n)(y)	2	8	2	5	6
Net assets at end of period (000 omitted)	$333,546		$364,025	$424,215	$432,394	$336,430	$245,733

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class R4
Net asset value, beginning of period	$16.18		$17.17	$16.85	$15.39	$13.53	$14.17

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	(c)	$0.25	$0.30	$0.30	$0.28	$0.32
Net realized and unrealized gain (loss) on investments	0.16		(0.30)	0.41	1.47	1.95	(0.61)
Total from investment operations	$0.27		$(0.05)	$0.71	$1.77	$2.23	$(0.29)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.28)	$(0.35)	$(0.31)	$(0.37)	$(0.35)
From net realized gain on investments	—		(0.66)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.09)		$(0.94)	$(0.39)	$(0.31)	$(0.37)	$(0.35)
Net asset value, end of period (x)	$16.36		$16.18	$17.17	$16.85	$15.39	$13.53
Total return (%) (r)(s)(x)	1.66	(c)(n)	(0.12)	4.34	11.62	16.69	(1.99)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	(a)(c)	0.09	0.09	0.08	0.08	0.05
Expenses after expense reductions (f)(h)	0.08	(a)(c)	0.09	0.09	0.08	0.08	0.05
Net investment income (l)	1.30	(a)(c)	1.51	1.79	1.84	1.92	2.35
Portfolio turnover	0	(n)(y)	2	8	2	5	6
Net assets at end of period (000 omitted)	$252,621		$249,128	$292,471	$208,963	$105,771	$130,331

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class 529A
Net asset value, beginning of period	$16.11		$17.10	$16.79	$15.34	$13.49	$14.12

Income (loss) from investment operations
Net investment income (d)(l)	$0.08	(c)	$0.19	$0.25	$0.24	$0.24	$0.27
Net realized and unrealized gain (loss) on investments	0.17		(0.29)	0.41	1.47	1.94	(0.60)
Total from investment operations	$0.25		$(0.10)	$0.66	$1.71	$2.18	$(0.33)

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.23)	$(0.31)	$(0.26)	$(0.33)	$(0.30)
From net realized gain on investments	—		(0.66)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.07)		$(0.89)	$(0.35)	$(0.26)	$(0.33)	$(0.30)
Net asset value, end of period (x)	$16.29		$16.11	$17.10	$16.79	$15.34	$13.49
Total return (%) (r)(s)(t)(x)	1.52	(c)(n)	(0.41)	4.00	11.27	16.32	(2.22)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	(a)(c)	0.44	0.44	0.43	0.43	0.40
Expenses after expense reductions (f)(h)	0.37	(a)(c)	0.38	0.38	0.36	0.38	0.36
Net investment income (l)	1.02	(a)(c)	1.18	1.48	1.53	1.68	2.03
Portfolio turnover	0	(n)(y)	2	8	2	5	6
Net assets at end of period (000 omitted)	$193,023		$198,159	$189,065	$164,539	$131,993	$100,388

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class 529B
Net asset value, beginning of period	$15.86		$16.85	$16.55	$15.12	$13.29	$13.94

Income (loss) from investment operations
Net investment income (d)(l)	$0.02	(c)	$0.07	$0.12	$0.12	$0.13	$0.17
Net realized and unrealized gain (loss) on investments	0.15		(0.28)	0.40	1.45	1.91	(0.60)
Total from investment operations	$0.17		$(0.21)	$0.52	$1.57	$2.04	$(0.43)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.12)	$(0.18)	$(0.14)	$(0.21)	$(0.22)
From net realized gain on investments	—		(0.66)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.01)		$(0.78)	$(0.22)	$(0.14)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$16.02		$15.86	$16.85	$16.55	$15.12	$13.29
Total return (%) (r)(s)(t)(x)	1.09	(c)(n)	(1.13)	3.21	10.45	15.50	(3.03)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)(c)	1.19	1.19	1.18	1.18	1.15
Expenses after expense reductions (f)(h)	1.12	(a)(c)	1.13	1.13	1.12	1.13	1.11
Net investment income (l)	0.27	(a)(c)	0.43	0.74	0.77	0.93	1.30
Portfolio turnover	0	(n)(y)	2	8	2	5	6
Net assets at end of period (000 omitted)	$14,723		$16,727	$17,630	$18,354	$18,465	$18,519

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class 529C
Net asset value, beginning of period	$15.76		$16.76	$16.47	$15.05	$13.24	$13.89

Income (loss) from investment operations
Net investment income (d)(l)	$0.02	(c)	$0.07	$0.12	$0.12	$0.13	$0.17
Net realized and unrealized gain (loss) on investments	0.16		(0.29)	0.40	1.45	1.90	(0.59)
Total from investment operations	$0.18		$(0.22)	$0.52	$1.57	$2.03	$(0.42)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.12)	$(0.19)	$(0.15)	$(0.22)	$(0.23)
From net realized gain on investments	—		(0.66)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.01)		$(0.78)	$(0.23)	$(0.15)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$15.93		$15.76	$16.76	$16.47	$15.05	$13.24
Total return (%) (r)(s)(t)(x)	1.16	(c)(n)	(1.18)	3.20	10.48	15.47	(3.00)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)(c)	1.19	1.19	1.18	1.18	1.15
Expenses after expense reductions (f)(h)	1.13	(a)(c)	1.13	1.14	1.12	1.13	1.11
Net investment income (l)	0.26	(a)(c)	0.42	0.73	0.77	0.93	1.28
Portfolio turnover	0	(n)(y)	2	8	2	5	6
Net assets at end of period (000 omitted)	$74,002		$81,302	$79,455	$71,895	$57,475	$43,338
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Portfolio turnover is less than 1%.

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$18.02		$19.10	$18.51	$16.43	$13.76	$14.87

Income (loss) from investment operations
Net investment income (d)(l)	$0.06	(c)	$0.18	$0.24	$0.21	$0.20	$0.22
Net realized and unrealized gain (loss) on investments	0.33		(0.42)	0.64	2.11	2.73	(1.02)
Total from investment operations	$0.39		$(0.24)	$0.88	$2.32	$2.93	$(0.80)

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.29)	$(0.24)	$(0.26)	$(0.31)
From net realized gain on investments	—		(0.56)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.84)	$(0.29)	$(0.24)	$(0.26)	$(0.31)
Net asset value, end of period (x)	$18.41		$18.02	$19.10	$18.51	$16.43	$13.76
Total return (%) (r)(s)(t)(x)	2.16	(c)(n)	(1.13)	4.82	14.19	21.44	(5.33)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)(c)	0.36	0.36	0.34	0.34	0.31
Expenses after expense reductions (f)(h)	0.35	(a)(c)	0.35	0.35	0.34	0.34	0.31
Net investment income (l)	0.61	(a)(c)	1.00	1.26	1.20	1.32	1.57
Portfolio turnover	0	(n)(y)	3	6	2	5	7
Net assets at end of period (000 omitted)	$2,740,277		$2,915,599	$2,899,650	$2,660,188	$1,962,669	$1,372,138

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$17.83		$18.89	$18.30	$16.25	$13.60	$14.68

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01	)(c)	$0.05	$0.10	$0.08	$0.09	$0.11
Net realized and unrealized gain (loss) on investments	0.33		(0.42)	0.63	2.08	2.69	(1.00)
Total from investment operations	$0.32		$(0.37)	$0.73	$2.16	$2.78	$(0.89)

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.14)	$(0.11)	$(0.13)	$(0.19)
From net realized gain on investments	—		(0.56)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.69)	$(0.14)	$(0.11)	$(0.13)	$(0.19)
Net asset value, end of period (x)	$18.15		$17.83	$18.89	$18.30	$16.25	$13.60
Total return (%) (r)(s)(t)(x)	1.79	(c)(n)	(1.85)	4.03	13.29	20.56	(6.05)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)(c)	1.11	1.11	1.09	1.09	1.06
Expenses after expense reductions (f)(h)	1.10	(a)(c)	1.10	1.10	1.08	1.09	1.06
Net investment income (loss)(l)	(0.14	)(a)(c)	0.26	0.52	0.45	0.57	0.82
Portfolio turnover	0	(n)(y)	3	6	2	5	7
Net assets at end of period (000 omitted)	$239,594		$258,674	$295,247	$324,788	$328,982	$321,341

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class C
Net asset value, beginning of period	$17.66		$18.73	$18.17	$16.15	$13.54	$14.64

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01	)(c)	$0.04	$0.09	$0.08	$0.08	$0.11
Net realized and unrealized gain (loss) on investments	0.33		(0.40)	0.64	2.07	2.68	(1.01)
Total from investment operations	$0.32		$(0.36)	$0.73	$2.15	$2.76	$(0.90)

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.17)	$(0.13)	$(0.15)	$(0.20)
From net realized gain on investments	—		(0.56)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.71)	$(0.17)	$(0.13)	$(0.15)	$(0.20)
Net asset value, end of period (x)	$17.98		$17.66	$18.73	$18.17	$16.15	$13.54
Total return (%) (r)(s)(t)(x)	1.81	(c)(n)	(1.85)	4.02	13.36	20.50	(6.08)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)(c)	1.11	1.11	1.09	1.09	1.06
Expenses after expense reductions (f)(h)	1.10	(a)(c)	1.10	1.10	1.09	1.09	1.06
Net investment income (loss) (l)	(0.15	)(a)(c)	0.25	0.52	0.45	0.56	0.82
Portfolio turnover	0	(n)(y)	3	6	2	5	7
Net assets at end of period (000 omitted)	$954,683		$1,001,877	$1,017,542	$921,289	$665,132	$483,076

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class I
Net asset value, beginning of period	$18.17		$19.26	$18.66	$16.55	$13.86	$14.98

Income (loss) from investment operations
Net investment income (d)	$0.08	(c)	$0.22	$0.29	$0.25	$0.24	$0.26
Net realized and unrealized gain (loss) on investments	0.35		(0.42)	0.65	2.14	2.74	(1.04)
Total from investment operations	$0.43		$(0.20)	$0.94	$2.39	$2.98	$(0.78)

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.34)	$(0.28)	$(0.29)	$(0.34)
From net realized gain on investments	—		(0.56)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.89)	$(0.34)	$(0.28)	$(0.29)	$(0.34)
Net asset value, end of period (x)	$18.60		$18.17	$19.26	$18.66	$16.55	$13.86
Total return (%) (r)(s)(x)	2.37	(c)(n)	(0.93)	5.09	14.51	21.70	(5.13)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	(a)(c)	0.11	0.11	0.09	0.09	0.06
Expenses after expense reductions (f)(h)	0.10	(a)(c)	0.10	0.10	0.09	0.09	0.06
Net investment income (l)	0.85	(a)(c)	1.24	1.53	1.44	1.55	1.82
Portfolio turnover	0	(n)(y)	3	6	2	5	7
Net assets at end of period (000 omitted)	$109,367		$101,044	$107,598	$93,994	$65,738	$40,599

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class R1
Net asset value, beginning of period	$17.32		$18.38	$17.81	$15.83	$13.27	$14.35

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01	)(c)	$0.04	$0.08	$0.08	$0.09	$0.11
Net realized and unrealized gain (loss) on investments	0.33		(0.41)	0.64	2.02	2.62	(0.98)
Total from investment operations	$0.32		$(0.37)	$0.72	$2.10	$2.71	$(0.87)

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.15)	$(0.12)	$(0.15)	$(0.21)
From net realized gain on investments	—		(0.56)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.69)	$(0.15)	$(0.12)	$(0.15)	$(0.21)
Net asset value, end of period (x)	$17.64		$17.32	$18.38	$17.81	$15.83	$13.27
Total return (%) (r)(s)(x)	1.85	(c)(n)	(1.91)	4.08	13.29	20.51	(6.05)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)(c)	1.11	1.11	1.09	1.09	1.06
Expenses after expense reductions (f)(h)	1.10	(a)(c)	1.10	1.10	1.09	1.09	1.06
Net investment income (loss) (l)	(0.14	)(a)(c)	0.25	0.46	0.46	0.62	0.83
Portfolio turnover	0	(n)(y)	3	6	2	5	7
Net assets at end of period (000 omitted)	$36,105		$38,652	$46,710	$43,907	$39,507	$38,416

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class R2
Net asset value, beginning of period	$17.63		$18.70	$18.12	$16.10	$13.49	$14.57

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	(c)	$0.13	$0.19	$0.16	$0.16	$0.18
Net realized and unrealized gain (loss) on investments	0.34		(0.41)	0.63	2.06	2.67	(0.99)
Total from investment operations	$0.37		$(0.28)	$0.82	$2.22	$2.83	$(0.81)

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.24)	$(0.20)	$(0.22)	$(0.27)
From net realized gain on investments	—		(0.56)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.79)	$(0.24)	$(0.20)	$(0.22)	$(0.27)
Net asset value, end of period (x)	$18.00		$17.63	$18.70	$18.12	$16.10	$13.49
Total return (%) (r)(s)(x)	2.10	(c)(n)	(1.40)	4.59	13.83	21.11	(5.52)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	(a)(c)	0.61	0.61	0.59	0.59	0.56
Expenses after expense reductions (f)(h)	0.60	(a)(c)	0.60	0.60	0.59	0.59	0.56
Net investment income (l)	0.35	(a)(c)	0.76	1.01	0.93	1.06	1.31
Portfolio turnover	0	(n)(y)	3	6	2	5	7
Net assets at end of period (000 omitted)	$184,449		$196,320	$230,828	$243,497	$209,474	$174,820
See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class R3
Net asset value, beginning of period	$17.87		$18.95	$18.36	$16.30	$13.66	$14.76

Income (loss) from investment operations
Net investment income (d)(l)	$0.06	(c)	$0.18	$0.23	$0.21	$0.20	$0.21
Net realized and unrealized gain (loss) on investments	0.33		(0.42)	0.65	2.09	2.69	(1.00)
Total from investment operations	$0.39		$(0.24)	$0.88	$2.30	$2.89	$(0.79)

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.29)	$(0.24)	$(0.25)	$(0.31)
From net realized gain on investments	—		(0.56)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.84)	$(0.29)	$(0.24)	$(0.25)	$(0.31)
Net asset value, end of period (x)	$18.26		$17.87	$18.95	$18.36	$16.30	$13.66
Total return (%) (r)(s)(x)	2.18	(c)(n)	(1.16)	4.85	14.19	21.36	(5.29)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)(c)	0.36	0.36	0.34	0.34	0.31
Expenses after expense reductions (f)(h)	0.35	(a)(c)	0.35	0.35	0.34	0.34	0.31
Net investment income (l)	0.61	(a)(c)	1.02	1.24	1.21	1.32	1.54
Portfolio turnover	0	(n)(y)	3	6	2	5	7
Net assets at end of period (000 omitted)	$228,100		$242,669	$274,377	$260,773	$212,174	$157,750

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class R4
Net asset value, beginning of period	$18.01		$19.09	$18.50	$16.42	$13.76	$14.87

Income (loss) from investment operations
Net investment income (d)(l)	$0.08	(c)	$0.23	$0.29	$0.25	$0.23	$0.25
Net realized and unrealized gain (loss) on investments	0.34		(0.42)	0.64	2.11	2.72	(1.02)
Total from investment operations	$0.42		$(0.19)	$0.93	$2.36	$2.95	$(0.77)

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.34)	$(0.28)	$(0.29)	$(0.34)
From net realized gain on investments	—		(0.56)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.89)	$(0.34)	$(0.28)	$(0.29)	$(0.34)
Net asset value, end of period (x)	$18.43		$18.01	$19.09	$18.50	$16.42	$13.76
Total return (%) (r)(s)(x)	2.33	(c)(n)	(0.88)	5.07	14.44	21.63	(5.10)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	(a)(c)	0.10	0.11	0.09	0.09	0.06
Expenses after expense reductions (f)(h)	0.10	(a)(c)	0.10	0.10	0.09	0.09	0.06
Net investment income (l)	0.85	(a)(c)	1.27	1.57	1.43	1.50	1.81
Portfolio turnover	0	(n)(y)	3	6	2	5	7
Net assets at end of period (000 omitted)	$210,844		$210,248	$243,205	$141,113	$56,433	$62,372

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class 529A
Net asset value, beginning of period	$17.89		$18.97	$18.38	$16.32	$13.67	$14.77

Income (loss) from investment operations
Net investment income (d)(l)	$0.05	(c)	$0.17	$0.23	$0.20	$0.19	$0.21
Net realized and unrealized gain (loss) on investments	0.34		(0.42)	0.64	2.09	2.71	(1.01)
Total from investment operations	$0.39		$(0.25)	$0.87	$2.29	$2.90	$(0.80)

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.28)	$(0.23)	$(0.25)	$(0.30)
From net realized gain on investments	—		(0.56)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.83)	$(0.28)	$(0.23)	$(0.25)	$(0.30)
Net asset value, end of period (x)	$18.28		$17.89	$18.97	$18.38	$16.32	$13.67
Total return (%) (r)(s)(t)(x)	2.18	(c)(n)	(1.19)	4.81	14.11	21.37	(5.37)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	(a)(c)	0.46	0.46	0.44	0.44	0.41
Expenses after expense reductions (f)(h)	0.39	(a)(c)	0.39	0.39	0.38	0.39	0.37
Net investment income (l)	0.57	(a)(c)	0.96	1.22	1.16	1.27	1.52
Portfolio turnover	0	(n)(y)	3	6	2	5	7
Net assets at end of period (000 omitted)	$186,604		$195,856	$201,475	$193,601	$164,807	$127,620

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class 529B
Net asset value, beginning of period	$17.67		$18.72	$18.13	$16.08	$13.46	$14.52

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02	)(c)	$0.04	$0.09	$0.07	$0.08	$0.11
Net realized and unrealized gain (loss) on investments	0.33		(0.41)	0.63	2.07	2.66	(1.00)
Total from investment operations	$0.31		$(0.37)	$0.72	$2.14	$2.74	$(0.89)

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.13)	$(0.09)	$(0.12)	$(0.17)
From net realized gain on investments	—		(0.56)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.68)	$(0.13)	$(0.09)	$(0.12)	$(0.17)
Net asset value, end of period (x)	$17.98		$17.67	$18.72	$18.13	$16.08	$13.46
Total return (%) (r)(s)(t)(x)	1.75	(c)(n)	(1.91)	3.98	13.31	20.44	(6.07)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)(c)	1.21	1.21	1.19	1.19	1.16
Expenses after expense reductions (f)(h)	1.15	(a)(c)	1.14	1.14	1.13	1.14	1.12
Net investment income (loss) (l)	(0.18	)(a)(c)	0.24	0.49	0.41	0.52	0.78
Portfolio turnover	0	(n)(y)	3	6	2	5	7
Net assets at end of period (000 omitted)	$11,631		$13,405	$17,070	$21,506	$25,286	$27,132

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class 529C
Net asset value, beginning of period	$17.46		$18.53	$17.97	$15.98	$13.39	$14.47

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02	)(c)	$0.04	$0.09	$0.07	$0.08	$0.10
Net realized and unrealized gain (loss) on investments	0.33		(0.41)	0.63	2.03	2.65	(0.99)
Total from investment operations	$0.31		$(0.37)	$0.72	$2.10	$2.73	$(0.89)

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.16)	$(0.11)	$(0.14)	$(0.19)
From net realized gain on investments	—		(0.56)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.70)	$(0.16)	$(0.11)	$(0.14)	$(0.19)
Net asset value, end of period (x)	$17.77		$17.46	$18.53	$17.97	$15.98	$13.39
Total return (%) (r)(s)(t)(x)	1.78	(c)(n)	(1.92)	4.04	13.20	20.51	(6.09)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)(c)	1.21	1.21	1.19	1.19	1.16
Expenses after expense reductions (f)(h)	1.15	(a)(c)	1.15	1.15	1.13	1.14	1.12
Net investment income (loss) (l)	(0.19	)(a)(c)	0.21	0.48	0.39	0.52	0.77
Portfolio turnover	0	(n)(y)	3	6	2	5	7
Net assets at end of period (000 omitted)	$67,311		$71,170	$75,459	$69,115	$57,004	$46,807
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Portfolio turnover is less than 1%.

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$19.47		$20.78	$19.87	$17.17	$13.79	$15.33

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01	)(c)	$0.12	$0.16	$0.13	$0.12	$0.10
Net realized and unrealized gain (loss) on investments	0.41		(0.44)	1.00	2.76	3.44	(1.44)
Total from investment operations	$0.40		$(0.32)	$1.16	$2.89	$3.56	$(1.34)

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.25)	$(0.19)	$(0.18)	$(0.20)
From net realized gain on investments	—		(0.68)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.99)	$(0.25)	$(0.19)	$(0.18)	$(0.20)
Net asset value, end of period (x)	$19.87		$19.47	$20.78	$19.87	$17.17	$13.79
Total return (%) (r)(s)(t)(x)	2.05	(c)(n)	(1.45)	5.89	16.85	25.99	(8.70)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)(c)	0.40	0.40	0.37	0.38	0.33
Expenses after expense reductions (f)(h)	0.38	(a)(c)	0.38	0.38	0.37	0.37	0.33
Net investment income (loss) (l)	(0.10	)(a)(c)	0.63	0.80	0.70	0.80	0.70
Portfolio turnover	1	(n)	5	6	4	9	11
Net assets at end of period (000 omitted)	$761,264		$785,986	$778,633	$742,788	$539,351	$433,117

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$19.16		$20.46	$19.55	$16.90	$13.56	$15.05

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08	)(c)	$(0.02)	$0.01	$(0.01)	$0.01	$(0.01)
Net realized and unrealized gain (loss) on investments	0.41		(0.46)	0.99	2.70	3.39	(1.40)
Total from investment operations	$0.33		$(0.48)	$1.00	$2.69	$3.40	$(1.41)

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.09)	$(0.04)	$(0.06)	$(0.08)
From net realized gain on investments	—		(0.68)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.82)	$(0.09)	$(0.04)	$(0.06)	$(0.08)
Net asset value, end of period (x)	$19.49		$19.16	$20.46	$19.55	$16.90	$13.56
Total return (%) (r)(s)(t)(x)	1.72	(c)(n)	(2.26)	5.12	15.93	25.11	(9.37)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)(c)	1.15	1.14	1.12	1.13	1.08
Expenses after expense reductions (f)(h)	1.13	(a)(c)	1.13	1.13	1.12	1.13	1.08
Net investment income (loss) (l)	(0.85	)(a)(c)	(0.11)	0.07	(0.03)	0.05	(0.04)
Portfolio turnover	1	(n)	5	6	4	9	11
Net assets at end of period (000 omitted)	$65,886		$71,184	$85,310	$96,456	$100,340	$99,925

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class C
Net asset value, beginning of period	$18.99		$20.30	$19.43	$16.81	$13.51	$15.01

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08	)(c)	$(0.02)	$0.01	$(0.01)	$0.01	$(0.01)
Net realized and unrealized gain (loss) on investments	0.41		(0.45)	0.97	2.70	3.37	(1.40)
Total from investment operations	$0.33		$(0.47)	$0.98	$2.69	$3.38	$(1.41)

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.11)	$(0.07)	$(0.08)	$(0.09)
From net realized gain on investments	—		(0.68)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.84)	$(0.11)	$(0.07)	$(0.08)	$(0.09)
Net asset value, end of period (x)	$19.32		$18.99	$20.30	$19.43	$16.81	$13.51
Total return (%) (r)(s)(t)(x)	1.74	(c)(n)	(2.24)	5.08	16.01	25.05	(9.35)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)(c)	1.15	1.15	1.12	1.12	1.08
Expenses after expense reductions (f)(h)	1.13	(a)(c)	1.13	1.13	1.12	1.12	1.08
Net investment income (loss) (l)	(0.85	)(a)(c)	(0.12)	0.07	(0.04)	0.04	(0.05)
Portfolio turnover	1	(n)	5	6	4	9	11
Net assets at end of period (000 omitted)	$271,607		$282,953	$294,608	$265,993	$195,777	$148,481

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class I
Net asset value, beginning of period	$19.77		$21.09	$20.16	$17.41	$13.98	$15.53

Income (loss) from investment operations
Net investment income (d)(l)	$0.01	(c)	$0.18	$0.22	$0.18	$0.17	$0.13
Net realized and unrealized gain (loss) on investments	0.42		(0.46)	1.01	2.80	3.48	(1.44)
Total from investment operations	$0.43		$(0.28)	$1.23	$2.98	$3.65	$(1.31)

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.30)	$(0.23)	$(0.22)	$(0.24)
From net realized gain on investments	—		(0.68)	—	—	—	—
Total distributions declared to shareholders	$—		$(1.04)	$(0.30)	$(0.23)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$20.20		$19.77	$21.09	$20.16	$17.41	$13.98
Total return (%) (r)(s)(x)	2.18	(c)(n)	(1.23)	6.16	17.15	26.29	(8.42)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	(a)(c)	0.15	0.15	0.12	0.12	0.08
Expenses after expense reductions (f)(h)	0.13	(a)(c)	0.13	0.13	0.12	0.12	0.08
Net investment income (l)	0.15	(a)(c)	0.89	1.06	0.94	1.05	0.93
Portfolio turnover	1	(n)	5	6	4	9	11
Net assets at end of period (000 omitted)	$63,123		$62,542	$64,751	$58,061	$45,150	$29,816

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014		2013	2012
Class R1
Net asset value, beginning of period	$18.74		$20.03	$19.14	$16.55		$13.28	$14.76

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08	)(c)	$(0.02)	$(0.02)	$(0.00	)(w)	$0.01	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.40		(0.44)	0.99	2.64		3.31	(1.38)
Total from investment operations	$0.32		$(0.46)	$0.97	$2.64		$3.32	$(1.38)

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.08)	$(0.05)		$(0.05)	$(0.10)
From net realized gain on investments	—		(0.68)	—	—		—	—
Total distributions declared to shareholders	$—		$(0.83)	$(0.08)	$(0.05)		$(0.05)	$(0.10)
Net asset value, end of period (x)	$19.06		$18.74	$20.03	$19.14		$16.55	$13.28
Total return (%) (r)(s)(x)	1.71	(c)(n)	(2.21)	5.08	15.95		25.06	(9.36)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)(c)	1.15	1.15	1.12		1.13	1.08
Expenses after expense reductions (f)(h)	1.13	(a)(c)	1.13	1.13	1.12		1.13	1.08
Net investment income (loss) (l)	(0.85	)(a)(c)	(0.12)	(0.11)	(0.02)		0.05	(0.03)
Portfolio turnover	1	(n)	5	6	4		9	11
Net assets at end of period (000 omitted)	$17,707		$17,908	$20,596	$18,849		$18,793	$20,186

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014		2013	2012
Class R2
Net asset value, beginning of period	$19.08		$20.38	$19.48	$16.84		$13.53	$15.03

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03	)(c)	$0.08	$0.10	$0.08		$0.09	$0.06
Net realized and unrealized gain (loss) on investments	0.40		(0.45)	0.99	2.70		3.37	(1.40)
Total from investment operations	$0.37		$(0.37)	$1.09	$2.78		$3.46	$(1.34)

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.19)	$(0.14)		$(0.15)	$(0.16)
From net realized gain on investments	—		(0.68)	—	—		—	—
Total distributions declared to shareholders	$—		$(0.93)	$(0.19)	$(0.14)		$(0.15)	$(0.16)
Net asset value, end of period (x)	$19.45		$19.08	$20.38	$19.48		$16.84	$13.53
Total return (%) (r)(s)(x)	1.94	(c)(n)	(1.69)	5.61	16.54		25.66	(8.86)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.64	(a)(c)	0.65	0.64	0.62		0.63	0.58
Expenses after expense reductions (f)(h)	0.63	(a)(c)	0.63	0.63	0.62		0.63	0.58
Net investment income (loss) (l)	(0.35	)(a)(c)	0.40	0.51	0.46		0.56	0.46
Portfolio turnover	1	(n)	5	6	4		9	11
Net assets at end of period (000 omitted)	$77,357		$82,546	$94,097	$119,055		$106,825	$94,686

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class R3
Net asset value, beginning of period	$19.31		$20.62	$19.72	$17.05	$13.69	$15.23

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01	)(c)	$0.12	$0.16	$0.13	$0.12	$0.08
Net realized and unrealized gain (loss) on investments	0.42		(0.45)	0.99	2.73	3.42	(1.41)
Total from investment operations	$0.41		$(0.33)	$1.15	$2.86	$3.54	$(1.33)

Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.25)	$(0.19)	$(0.18)	$(0.21)
From net realized gain on investments	—		(0.68)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.98)	$(0.25)	$(0.19)	$(0.18)	$(0.21)
Net asset value, end of period (x)	$19.72		$19.31	$20.62	$19.72	$17.05	$13.69
Total return (%) (r)(s)(x)	2.12	(c)(n)	(1.47)	5.89	16.80	26.03	(8.68)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)(c)	0.40	0.40	0.37	0.38	0.33
Expenses after expense reductions (f)(h)	0.38	(a)(c)	0.38	0.38	0.37	0.38	0.33
Net investment income (loss) (l)	(0.10	)(a)(c)	0.65	0.82	0.71	0.79	0.55
Portfolio turnover	1	(n)	5	6	4	9	11
Net assets at end of period (000 omitted)	$134,629		$158,309	$174,355	$164,977	$128,498	$97,526

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013	2012
Class R4
Net asset value, beginning of period	$19.53		$20.85	$19.93	$17.22	$13.81	$15.35

Income (loss) from investment operations
Net investment income (d)(l)	$0.01	(c)	$0.16	$0.24	$0.19	$0.14	$0.13
Net realized and unrealized gain (loss) on investments	0.42		(0.44)	0.98	2.75	3.49	(1.43)
Total from investment operations	$0.43		$(0.28)	$1.22	$2.94	$3.63	$(1.30)

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.30)	$(0.23)	$(0.22)	$(0.24)
From net realized gain on investments	—		(0.68)	—	—	—	—
Total distributions declared to shareholders	$—		$(1.04)	$(0.30)	$(0.23)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$19.96		$19.53	$20.85	$19.93	$17.22	$13.81
Total return (%) (r)(s)(x)	2.20	(c)(n)	(1.24)	6.18	17.11	26.47	(8.45)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	(a)(c)	0.14	0.15	0.12	0.13	0.08
Expenses after expense reductions (f)(h)	0.13	(a)(c)	0.13	0.13	0.12	0.13	0.08
Net investment income (l)	0.14	(a)(c)	0.80	1.21	1.00	0.88	0.95
Portfolio turnover	1	(n)	5	6	4	9	11
Net assets at end of period (000 omitted)	$61,665		$60,355	$79,509	$41,968	$26,339	$62,779

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013		2012
Class 529A
Net asset value, beginning of period	$19.34		$20.66	$19.76	$17.08	$13.72		$15.24

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01	)(c)	$0.11	$0.16	$0.13	$0.12		$0.09
Net realized and unrealized gain (loss) on investments	0.41		(0.45)	0.98	2.73	3.42		(1.42)
Total from investment operations	$0.40		$(0.34)	$1.14	$2.86	$3.54		$(1.33)

Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.24)	$(0.18)	$(0.18)		$(0.19)
From net realized gain on investments	—		(0.68)	—	—	—		—
Total distributions declared to shareholders	$—		$(0.98)	$(0.24)	$(0.18)	$(0.18)		$(0.19)
Net asset value, end of period (x)	$19.74		$19.34	$20.66	$19.76	$17.08		$13.72
Total return (%) (r)(s)(t)(x)	2.07	(c)(n)	(1.54)	5.84	16.78	25.93		(8.69)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)(c)	0.50	0.50	0.47	0.48		0.43
Expenses after expense reductions (f)(h)	0.42	(a)(c)	0.42	0.42	0.41	0.42		0.38
Net investment income (loss) (l)	(0.13	)(a)(c)	0.59	0.78	0.68	0.75		0.65
Portfolio turnover	1	(n)	5	6	4	9		11
Net assets at end of period (000 omitted)	$112,722		$128,357	$127,112	$117,316	$94,653		$73,786

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013		2012
Class 529B
Net asset value, beginning of period	$18.94		$20.23	$19.34	$16.72	$13.43		$14.89

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08	)(c)	$(0.03)	$0.00 (w)	$(0.01)	$(0.00	)(w)	$(0.01)
Net realized and unrealized gain (loss) on investments	0.39		(0.44)	0.97	2.67	3.34		(1.38)
Total from investment operations	$0.31		$(0.47)	$0.97	$2.66	$3.34		$(1.39)

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.08)	$(0.04)	$(0.05)		$(0.07)
From net realized gain on investments	—		(0.68)	—	—	—		—
Total distributions declared to shareholders	$—		$(0.82)	$(0.08)	$(0.04)	$(0.05)		$(0.07)
Net asset value, end of period (x)	$19.25		$18.94	$20.23	$19.34	$16.72		$13.43
Total return (%) (r)(s)(t)(x)	1.64	(c)(n)	(2.23)	5.05	15.91	24.93		(9.34)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)(c)	1.25	1.24	1.22	1.23		1.18
Expenses after expense reductions (f)(h)	1.18	(a)(c)	1.18	1.18	1.17	1.17		1.13
Net investment income (loss) (l)	(0.88	)(a)(c)	(0.15)	0.02	(0.07)	(0.01)		(0.10)
Portfolio turnover	1	(n)	5	6	4	9		11
Net assets at end of period (000 omitted)	$5,279		$6,868	$8,151	$8,759	$8,832		$8,519

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
			2016	2015	2014	2013		2012
Class 529C
Net asset value, beginning of period	$18.73		$20.04	$19.18	$16.60	$13.34		$14.82

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08	)(c)	$(0.03)	$0.01	$(0.02)	$(0.00	)(w)	$(0.01)
Net realized and unrealized gain (loss) on investments	0.40		(0.44)	0.96	2.66	3.33		(1.39)
Total from investment operations	$0.32		$(0.47)	$0.97	$2.64	$3.33		$(1.40)

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.11)	$(0.06)	$(0.07)		$(0.08)
From net realized gain on investments	—		(0.68)	—	—	—		—
Total distributions declared to shareholders	$—		$(0.84)	$(0.11)	$(0.06)	$(0.07)		$(0.08)
Net asset value, end of period (x)	$19.05		$18.73	$20.04	$19.18	$16.60		$13.34
Total return (%) (r)(s)(t)(x)	1.71	(c)(n)	(2.27)	5.06	15.90	25.02		(9.42)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)(c)	1.25	1.25	1.22	1.22		1.18
Expenses after expense reductions (f)(h)	1.17	(a)(c)	1.17	1.17	1.16	1.17		1.13
Net investment income (loss) (l)	(0.88	)(a)(c)	(0.15)	0.03	(0.08)	(0.01)		(0.10)
Portfolio turnover	1	(n)	5	6	4	9		11
Net assets at end of period (000 omitted)	$31,867		$37,772	$37,784	$35,650	$28,527		$22,437
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund-of-funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the funds’ current financial statement presentation and expects that each fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary

Notes to Financial Statements (unaudited) – continued

exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of November 30, 2016 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Investments at Value
Mutual Funds	$2,966,270,737	$—	$—	$2,966,270,737

MFS Moderate Allocation Fund
Investments at Value
Mutual Funds	$5,892,647,169	$—	$—	$5,892,647,169

MFS Growth Allocation Fund
Investments at Value
Mutual Funds	$4,968,359,383	$—	$—	$4,968,359,383

MFS Aggressive Growth Allocation Fund
Investments at Value
Mutual Funds	$1,602,258,572	$—	$—	$1,602,258,572

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as “Other” income in the Statements of Operations.

Reimbursement of Expenses by Custodian – In December 2015, each fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to each fund is reflected as “Reimbursement of custodian expenses” in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/16	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$43,586,362	$77,608,676	$68,898,928	$22,599,807
Long-term capital gains	30,049,204	250,601,490	159,093,333	57,545,072
Total distributions	$73,635,566	$328,210,166	$227,992,261	$80,144,879

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/16	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$2,556,147,017	$4,888,205,787	$3,800,189,081	$1,103,613,075
Gross appreciation	$454,774,774	$1,159,637,857	$1,282,818,777	$524,806,093
Gross depreciation	(44,651,054)	(155,196,475)	(114,648,475)	(26,160,596)
Net unrealized appreciation (depreciation)	$410,123,720	$1,004,441,382	$1,168,170,302	$498,645,497

As of 5/31/16
Undistributed ordinary income	10,929,735	16,395,803	8,334,856	685,317
Undistributed long-term capital gain	20,943,455	72,866,313	77,835,690	29,341,073
Late year ordinary loss deferral	—	—	—	(2,046,699)
Net unrealized appreciation (depreciation)	397,567,908	927,410,401	1,058,087,229	460,325,556

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. Each fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/16	Year ended 5/31/16	Six months ended 11/30/16	Year ended 5/31/16	Six months ended 11/30/16	Year ended 5/31/16	Six months ended 11/30/16	Year ended 5/31/16
Class A	$8,205,606	$21,617,021	$13,678,364	$46,668,770	$—	$43,106,687	$—	$11,565,461
Class B	290,776	1,234,141	279,006	2,425,780	—	1,977,124	—	544,717
Class C	1,498,927	5,998,708	1,199,189	10,040,738	—	7,958,713	—	2,269,382
Class I	1,463,605	3,054,928	775,845	2,252,674	—	1,705,065	—	1,050,162
Class R1	37,133	163,935	36,350	308,979	—	304,924	—	145,613
Class R2	441,331	1,445,716	617,213	2,805,284	—	2,613,515	—	1,144,788
Class R3	941,752	2,741,992	1,489,693	5,320,505	—	3,808,451	—	2,492,040
Class R4	834,263	2,132,673	1,364,552	4,492,407	—	3,910,013	—	1,149,272
Class 529A	515,576	1,288,484	788,525	2,610,547	—	2,863,805	—	1,876,700
Class 529B	11,801	50,834	12,459	115,396	—	94,861	—	53,787
Class 529C	82,428	320,179	61,550	567,596	—	555,770	—	307,885
Total	$14,323,198	$40,048,611	$20,302,746	$77,608,676	$—	$68,898,928	$—	$22,599,807

Notes to Financial Statements (unaudited) – continued

From net realized gain on investments

	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/16	Year ended 5/31/16	Six months ended 11/30/16	Year ended 5/31/16	Six months ended 11/30/16	Year ended 5/31/16	Six months ended 11/30/16	Year ended 5/31/16
Class A	$—	$15,568,414	$—	$130,351,399	$—	$86,276,472	$—	$25,752,023
Class B	—	1,723,959	—	13,323,489	—	8,343,838	—	2,621,897
Class C	—	8,207,373	—	54,280,953	—	30,743,019	—	9,776,239
Class I	—	1,863,856	—	5,399,180	—	2,934,567	—	2,013,440
Class R1	—	220,317	—	1,649,505	—	1,301,234	—	659,558
Class R2	—	1,237,219	—	9,390,857	—	6,430,948	—	3,071,981
Class R3	—	1,939,431	—	14,414,667	—	7,703,333	—	5,581,648
Class R4	—	1,337,534	—	10,423,241	—	6,729,476	—	2,203,460
Class 529A	—	958,606	—	7,535,359	—	5,901,840	—	4,279,276
Class 529B	—	75,326	—	661,168	—	458,845	—	259,131
Class 529C	—	454,920	—	3,171,672	—	2,269,761	—	1,326,419
Total	$—	$33,586,955	$—	$250,601,490	$—	$159,093,333	$—	$57,545,072

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the MFS Growth Allocation Fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2017. For the six months ended November 30, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

The investment adviser has agreed in writing to pay a portion of the MFS Aggressive Growth Allocation Fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.13% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2017. For the six months ended November 30, 2016, this reduction amounted to $92,304 and is included in the reduction of total expenses in the Statements of Operations.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Conservative Allocation Fund	$430,322	$19,271
MFS Moderate Allocation Fund	788,742	52,685
MFS Growth Allocation Fund	720,817	66,563
MFS Aggressive Growth Allocation Fund	190,186	56,153

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$1,803,331
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	4,141,049
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	3,630,242
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	986,149

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$749,084
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,581,075
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,273,362
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	348,938

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$3,645,209
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	6,569,277
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	5,002,892
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,410,443

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$89,784
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	180,768
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	192,206
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	90,996

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$242,032
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	531,862
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	480,560
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	202,484

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$206,264
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	448,278
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	300,344
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	188,187

	CLASS 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.24%	$117,483
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.24%	246,680
MFS Growth Allocation Fund	—	0.25%	0.25%	0.24%	238,479
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.24%	147,277

	CLASS 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	0.99%	$32,215
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	0.99%	80,039
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	61,612
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	29,271

Notes to Financial Statements (unaudited) – continued

	CLASS 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	215,076
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	385,451
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	346,195
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	169,118

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$7,100,478	$14,164,479	$11,525,892	$3,572,863

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2016, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$4,179	$17,498	$11,849	$8,230
Class B	28	174	635	228
Class C	107	369	800	330
Class R2	—	47	326	69
Class R3	3	—	—	2
Class 529A	5,460	8,238	7,541	6,963
Class 529B	174	576	270	10
Class 529C	576	880	1,120	1,277

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2016, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$7,271	$5,429	$4,979	$3,678
Class B	133,166	275,548	209,083	48,569
Class C	57,032	102,778	84,157	21,794
Class 529B	226	3,516	757	177
Class 529C	199	228	247	236

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in each fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on September 30, 2017, unless MFD elects to extend the waiver.

The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2016, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$46,993	$98,672	$95,392	$58,911
Class 529B	3,221	8,004	6,164	2,929
Class 529C	21,508	38,545	34,636	16,923
Total Program Manager Fees	$71,722	$145,221	$136,192	$78,763

Notes to Financial Statements (unaudited) – continued

For the six months ended November 30, 2016, MFD waived the following amount of program manager fees for each fund, which is included in the reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$23,497	$49,336	$47,696	$29,455
Class 529B	1,611	4,002	3,082	1,465
Class 529C	10,754	19,273	17,318	8,462
Total Program Manager Fees Waiver	$35,862	$72,611	$68,096	$39,382

The program manager fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class for each of the funds.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2016, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2016 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
0.0006%	0.0003%	0.0003%	0.0010%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2016, the fee paid by each fund under this agreement amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$3,007	$6,063	$5,071	$1,625

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS purchased (redeemed) the following fund shares:

Fund	Class	Shares	Amount
MFS Conservative Allocation Fund	A	(23)	($334)
MFS Moderate Allocation Fund	A	(23)	(376)
MFS Aggressive Growth Allocation Fund	C	(20)	(377)

On March 16, 2016, MFS purchased (redeemed) the following fund shares:

Fund	Class	Shares	Amount
MFS Conservative Allocation Fund	I	691,848	$9,990,282
MFS Moderate Allocation Fund	I	(135,647)	(2,147,298)
MFS Growth Allocation Fund	I	(2,731)	(47,549)
MFS Aggressive Growth Allocation Fund	I	13,643	257,314

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended November 30, 2016, purchases and sales of shares of underlying funds aggregated to the following:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$46,736,901	$20,793,490	$17,884,832	$13,963,411
Sales	$171,463,842	$526,799,330	$420,789,489	$145,488,030

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six months ended 11/30/16		Year ended 5/31/16		Six months ended 11/30/16		Year ended 5/31/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	8,383,309	$125,259,848	19,129,123	$276,846,026	10,646,152	$175,592,787	31,312,029	$505,471,000
Class B	423,528	6,286,422	1,032,078	14,834,024	593,740	9,689,944	1,745,220	27,974,459
Class C	3,780,814	55,638,872	10,269,042	146,892,186	4,265,311	69,115,975	13,030,290	208,157,573
Class I	2,466,202	37,184,293	5,221,002	76,209,459	2,084,496	34,824,029	3,819,769	62,265,775
Class R1	99,992	1,446,105	274,655	3,852,446	183,659	2,920,210	411,570	6,432,461
Class R2	759,582	11,068,224	1,735,323	24,568,197	883,062	14,285,920	2,000,822	31,764,928
Class R3	1,130,223	16,750,148	3,968,284	57,033,958	1,865,755	30,603,289	4,380,297	70,042,365
Class R4	1,867,768	28,068,931	2,344,161	34,067,518	2,044,449	33,733,687	4,336,788	70,775,249
Class 529A	4,128,210	61,618,505	3,014,956	43,475,965	3,305,843	54,512,389	3,465,909	55,613,551
Class 529B	323,130	4,752,063	225,843	3,215,149	247,193	4,013,901	311,539	4,893,868
Class 529C	1,775,326	26,023,792	1,344,861	19,038,808	1,154,208	18,612,635	1,476,534	23,204,943
	25,138,084	$374,097,203	48,559,328	$700,033,736	27,273,868	$447,904,766	66,290,767	$1,066,596,172

Shares issued to shareholders in reinvestment of distributions
Class A	533,678	$7,951,693	2,514,582	$36,113,172	806,734	$13,270,058	10,875,398	$171,723,726
Class B	18,603	277,899	198,567	2,830,317	16,316	269,547	974,351	15,187,936
Class C	93,781	1,388,295	932,123	13,174,962	66,308	1,088,120	3,761,986	58,306,866
Class I	70,078	1,052,736	236,426	3,429,031	32,975	548,731	312,760	5,005,664
Class R1	2,558	37,133	27,688	384,252	2,259	36,350	128,826	1,958,163
Class R2	28,032	407,335	180,386	2,522,351	35,674	576,725	747,242	11,557,589
Class R3	63,731	941,752	328,270	4,679,205	91,260	1,489,693	1,258,802	19,735,154
Class R4	55,865	833,027	241,140	3,465,729	82,875	1,360,193	942,000	14,874,355
Class 529A	34,748	515,509	157,254	2,246,966	48,124	788,148	645,102	10,138,783
Class 529B	801	11,801	8,979	126,156	762	12,459	50,280	776,561
Class 529C	5,597	82,195	55,289	774,743	3,777	61,418	243,470	3,738,986
	907,472	$13,499,375	4,880,704	$69,746,884	1,187,064	$19,501,442	19,940,217	$313,003,783

Shares reacquired
Class A	(13,342,201)	$(199,451,928)	(18,567,106)	$(268,817,531)	(28,224,565)	$(466,371,818)	(32,570,799)	$(525,921,864)
Class B	(1,046,110)	(15,547,411)	(1,990,783)	(28,684,529)	(2,161,060)	(35,290,710)	(3,724,883)	(59,386,338)
Class C	(6,198,952)	(91,248,036)	(11,427,254)	(163,088,250)	(10,503,608)	(170,460,150)	(16,255,136)	(257,885,863)
Class I	(1,627,291)	(24,418,020)	(2,329,261)	(33,927,727)	(1,442,882)	(24,078,908)	(3,560,813)	(57,637,015)
Class R1	(280,979)	(4,066,871)	(450,004)	(6,297,295)	(316,883)	(5,047,657)	(875,734)	(13,476,669)
Class R2	(987,517)	(14,347,237)	(2,784,222)	(39,197,261)	(2,306,039)	(37,322,471)	(3,931,322)	(61,880,302)
Class R3	(2,578,790)	(38,345,989)	(4,637,852)	(66,734,445)	(4,081,744)	(67,210,651)	(7,859,191)	(127,060,865)
Class R4	(1,011,374)	(15,085,110)	(3,301,227)	(47,338,643)	(2,083,406)	(34,141,700)	(6,918,938)	(111,235,308)
Class 529A	(3,765,337)	(56,225,608)	(2,585,783)	(37,190,859)	(3,804,105)	(62,777,221)	(2,870,176)	(46,108,481)
Class 529B	(326,868)	(4,805,762)	(265,309)	(3,764,294)	(384,002)	(6,229,849)	(353,382)	(5,606,354)
Class 529C	(1,769,345)	(25,942,294)	(1,248,121)	(17,700,745)	(1,669,898)	(26,956,183)	(1,304,201)	(20,556,709)
	(32,934,764)	$(489,484,266)	(49,586,922)	$(712,741,579)	(56,978,192)	$(935,887,318)	(80,224,575)	$(1,286,755,768)

Notes to Financial Statements (unaudited) – continued

	MFS Conservative Allocation Fund – continued				MFS Moderate Allocation Fund – continued
	Six months ended 11/30/16		Year ended 5/31/16		Six months ended 11/30/16		Year ended 5/31/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	(4,425,214)	$(66,240,387)	3,076,599	$44,141,667	(16,771,679)	$(277,508,973)	9,616,628	$151,272,862
Class B	(603,979)	(8,983,090)	(760,138)	(11,020,188)	(1,551,004)	(25,331,219)	(1,005,312)	(16,223,943)
Class C	(2,324,357)	(34,220,869)	(226,089)	(3,021,102)	(6,171,989)	(100,256,055)	537,140	8,578,576
Class I	908,989	13,819,009	3,128,167	45,710,763	674,589	11,293,852	571,716	9,634,424
Class R1	(178,429)	(2,583,633)	(147,661)	(2,060,597)	(130,965)	(2,091,097)	(335,338)	(5,086,045)
Class R2	(199,903)	(2,871,678)	(868,513)	(12,106,713)	(1,387,303)	(22,459,826)	(1,183,258)	(18,557,785)
Class R3	(1,384,836)	(20,654,089)	(341,298)	(5,021,282)	(2,124,729)	(35,117,669)	(2,220,092)	(37,283,346)
Class R4	912,259	13,816,848	(715,926)	(9,805,396)	43,918	952,180	(1,640,150)	(25,585,704)
Class 529A	397,621	5,908,406	586,427	8,532,072	(450,138)	(7,476,684)	1,240,835	19,643,853
Class 529B	(2,937)	(41,898)	(30,487)	(422,989)	(136,047)	(2,203,489)	8,437	64,075
Class 529C	11,578	163,693	152,029	2,112,806	(511,913)	(8,282,130)	415,803	6,387,220
	(6,889,208)	$(101,887,688)	3,853,110	$57,039,041	(28,517,260)	$(468,481,110)	6,006,409	$92,844,187

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/16		Year ended 5/31/16		Six months ended 11/30/16		Year ended 5/31/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	7,632,734	$140,609,139	24,281,537	$433,657,784	2,257,856	$44,795,445	6,695,934	$128,660,820
Class B	428,608	7,791,637	1,410,235	24,909,199	145,780	2,843,166	394,772	7,522,315
Class C	2,974,645	53,618,249	9,135,163	160,055,364	794,160	15,343,845	2,549,030	47,960,410
Class I	1,192,688	22,173,438	1,733,383	31,039,444	410,969	8,260,706	853,744	16,826,327
Class R1	153,679	2,716,159	416,643	7,157,982	47,297	903,117	144,715	2,721,738
Class R2	537,531	9,678,584	1,506,107	26,464,337	216,912	4,232,371	663,387	12,654,260
Class R3	1,004,382	18,395,819	2,326,346	41,600,831	473,071	9,324,289	1,191,106	22,801,179
Class R4	1,042,851	19,259,642	2,984,185	53,397,028	630,122	12,572,718	1,213,758	24,029,487
Class 529A	1,957,751	35,946,855	2,428,705	42,988,441	497,965	9,830,787	1,410,442	27,042,979
Class 529B	134,457	2,436,879	172,220	3,018,279	24,702	475,489	67,429	1,267,578
Class 529C	694,661	12,429,016	831,488	14,296,324	137,592	2,626,833	394,919	7,355,749
	17,753,987	$325,055,417	47,226,012	$838,585,013	5,636,426	$111,208,766	15,579,236	$298,842,842

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	7,219,616	$126,632,060	—	$—	1,886,375	$35,973,169
Class B	—	—	574,470	10,001,530	—	—	164,679	3,100,908
Class C	—	—	2,056,196	35,448,814	—	—	590,703	11,022,520
Class I	—	—	145,854	2,577,241	—	—	42,612	824,125
Class R1	—	—	94,925	1,606,123	—	—	43,711	805,165
Class R2	—	—	510,203	8,765,284	—	—	219,979	4,113,607
Class R3	—	—	661,358	11,507,625	—	—	426,728	8,073,688
Class R4	—	—	607,257	10,639,144	—	—	175,278	3,349,554
Class 529A	—	—	503,457	8,765,645	—	—	324,779	6,154,529
Class 529B	—	—	32,067	553,155	—	—	16,813	312,895
Class 529C	—	—	165,732	2,825,531	—	—	88,717	1,633,283
	—	$—	12,571,135	$219,322,152	—	$—	3,980,374	$75,363,443

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund – continued				MFS Aggressive Growth Allocation Fund – continued
	Six months ended 11/30/16		Year ended 5/31/16		Six months ended 11/30/16		Year ended 5/31/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(20,627,753)	$(381,197,493)	(21,519,302)	$(384,190,207)	(4,330,426)	$(86,168,651)	(5,670,014)	$(109,903,760)
Class B	(1,737,616)	(31,695,340)	(3,103,699)	(54,678,027)	(480,117)	(9,395,392)	(1,015,280)	(19,286,642)
Class C	(6,608,118)	(119,265,717)	(8,776,330)	(153,255,004)	(1,632,135)	(31,592,641)	(2,755,470)	(52,299,551)
Class I	(871,278)	(16,177,372)	(1,907,263)	(34,714,786)	(451,006)	(9,119,741)	(802,851)	(15,828,909)
Class R1	(337,761)	(5,990,459)	(822,231)	(14,116,004)	(73,913)	(1,414,557)	(261,013)	(4,852,131)
Class R2	(1,422,474)	(25,555,060)	(3,226,468)	(55,988,565)	(567,138)	(11,008,209)	(1,172,459)	(21,861,127)
Class R3	(2,093,565)	(38,459,821)	(3,890,905)	(69,202,084)	(1,842,409)	(36,851,784)	(1,873,944)	(36,076,391)
Class R4	(1,275,280)	(23,360,798)	(4,657,151)	(82,200,414)	(631,718)	(12,597,522)	(2,112,185)	(41,529,779)
Class 529A	(2,696,538)	(49,557,900)	(2,607,655)	(46,237,657)	(1,424,494)	(28,248,933)	(1,252,070)	(24,000,602)
Class 529B	(246,401)	(4,466,273)	(357,532)	(6,216,338)	(113,234)	(2,195,744)	(124,404)	(2,325,329)
Class 529C	(983,290)	(17,601,803)	(993,599)	(17,085,500)	(481,103)	(9,230,519)	(352,622)	(6,508,733)
	(38,900,074)	$(713,328,036)	(51,862,135)	$(917,884,586)	(12,027,693)	$(237,823,693)	(17,392,312)	$(334,472,954)

Net change
Class A	(12,995,019)	$(240,588,354)	9,981,851	$176,099,637	(2,072,570)	$(41,373,206)	2,912,295	$54,730,229
Class B	(1,309,008)	(23,903,703)	(1,118,994)	(19,767,298)	(334,337)	(6,552,226)	(455,829)	(8,663,419)
Class C	(3,633,473)	(65,647,468)	2,415,029	42,249,174	(837,975)	(16,248,796)	384,263	6,683,379
Class I	321,410	5,996,066	(28,026)	(1,098,101)	(40,037)	(859,035)	93,505	1,821,543
Class R1	(184,082)	(3,274,300)	(310,663)	(5,351,899)	(26,616)	(511,440)	(72,587)	(1,325,228)
Class R2	(884,943)	(15,876,476)	(1,210,158)	(20,758,944)	(350,226)	(6,775,838)	(289,093)	(5,093,260)
Class R3	(1,089,183)	(20,064,002)	(903,201)	(16,093,628)	(1,369,338)	(27,527,495)	(256,110)	(5,201,524)
Class R4	(232,429)	(4,101,156)	(1,065,709)	(18,164,242)	(1,596)	(24,804)	(723,149)	(14,150,738)
Class 529A	(738,787)	(13,611,045)	324,507	5,516,429	(926,529)	(18,418,146)	483,151	9,196,906
Class 529B	(111,944)	(2,029,394)	(153,245)	(2,644,904)	(88,532)	(1,720,255)	(40,162)	(744,856)
Class 529C	(288,629)	(5,172,787)	3,621	36,355	(343,511)	(6,603,686)	131,014	2,480,299
	(21,146,087)	$(388,272,619)	7,935,012	$140,022,579	(6,391,267)	$(126,614,927)	2,167,298	$39,733,331

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2016, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$10,586	$21,915	$18,216	$5,822
Interest Expense	—	—	—	—

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	MFS Conservative Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,522,561	105,315	(348,914)	6,278,962
MFS Commodity Strategy Fund	5,226,413	299,212	(464,491)	5,061,134
MFS Emerging Markets Debt Fund	6,351,068	168,861	(412,485)	6,107,444
MFS Emerging Markets Debt Local Currency Fund	9,044,477	294,772	(602,963)	8,736,286
MFS Global Bond Fund	17,116,519	361,426	(461,942)	17,016,003
MFS Global Real Estate Fund	1,903,942	91,395	(96,761)	1,898,576
MFS Government Securities Fund	29,874,026	988,997	(847,442)	30,015,581
MFS Growth Fund	2,474,949	31,274	(153,800)	2,352,423
MFS High Income Fund	46,778,743	1,332,777	(3,520,774)	44,590,746
MFS Inflation-Adjusted Bond Fund	28,936,086	624,546	(1,065,289)	28,495,343
MFS Institutional Money Market Portfolio	92	49,093,741	(49,093,731)	102
MFS International Growth Fund	2,317,959	75,689	(158,338)	2,235,310
MFS International Value Fund	1,718,704	52,598	(107,973)	1,663,329
MFS Limited Maturity Fund	50,670,225	1,613,043	(2,230,118)	50,053,150
MFS Mid Cap Growth Fund	8,289,975	138,217	(597,514)	7,830,678
MFS Mid Cap Value Fund	6,092,641	74,971	(560,528)	5,607,084
MFS New Discovery Fund	1,271,645	27,767	(171,933)	1,127,479
MFS New Discovery Value Fund	2,400,988	36,085	(353,703)	2,083,370
MFS Research Fund	4,970,787	31,342	(378,664)	4,623,465
MFS Research International Fund	7,988,842	211,554	(433,020)	7,767,376
MFS Total Return Bond Fund	42,336,561	1,046,657	(1,383,221)	41,999,997
MFS Value Fund	5,320,121	141,921	(489,875)	4,972,167

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(175,874)	$—	$232,913	58,833,874
MFS Commodity Strategy Fund	(1,856,233)	—	—	30,113,746
MFS Emerging Markets Debt Fund	(315,280)	—	2,319,948	87,458,602
MFS Emerging Markets Debt Local Currency Fund	(649,687)	—	1,373,667	56,523,769
MFS Global Bond Fund	(666,522)	—	1,303,517	144,295,706
MFS Global Real Estate Fund	156,102	—	—	29,560,827
MFS Government Securities Fund	(293,549)	—	4,155,465	295,953,627
MFS Growth Fund	861,473	65,973	207,764	177,772,577
MFS High Income Fund	(809,767)	—	4,435,495	149,824,908
MFS Inflation-Adjusted Bond Fund	(718,926)	—	1,875,775	296,636,517
MFS Institutional Money Market Portfolio	47	—	1,243	102
MFS International Growth Fund	172,377	—	—	58,229,816
MFS International Value Fund	444,158	—	—	58,532,537
MFS Limited Maturity Fund	(582,449)	—	2,178,607	298,316,775
MFS Mid Cap Growth Fund	624,993	—	—	119,182,924
MFS Mid Cap Value Fund	933,064	—	—	121,281,232
MFS New Discovery Fund	199,993	—	—	29,990,930
MFS New Discovery Value Fund	544,328	128,343	72,643	30,563,037
MFS Research Fund	927,843	—	—	179,760,317
MFS Research International Fund	(432,989)	—	—	118,141,783
MFS Total Return Bond Fund	(91,701)	—	6,941,683	444,359,970
MFS Value Fund	1,157,140	—	1,672,015	180,937,161
	$(571,459)	$194,316	$26,770,735	$2,966,270,737

Notes to Financial Statements (unaudited) – continued

	MFS Moderate Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,645,990	63,216	(502,657)	6,206,549
MFS Commodity Strategy Fund	32,445,124	416,924	(2,748,253)	30,113,795
MFS Emerging Markets Debt Fund	13,125,012	324,385	(1,364,249)	12,085,148
MFS Emerging Markets Debt Local Currency Fund	18,649,301	433,215	(1,809,222)	17,273,294
MFS Global Bond Fund	35,310,675	389,137	(2,046,472)	33,653,340
MFS Global Real Estate Fund	7,908,309	55,746	(542,791)	7,421,264
MFS Government Securities Fund	60,746,451	1,356,526	(2,750,033)	59,352,944
MFS Growth Fund	6,746,699	16,790	(513,264)	6,250,225
MFS High Income Fund	96,584,515	2,682,876	(10,744,403)	88,522,988
MFS Inflation-Adjusted Bond Fund	41,477,428	460,052	(2,490,519)	39,446,961
MFS Institutional Money Market Portfolio	90	32,747,963	(32,747,943)	110
MFS International Growth Fund	7,110,522	27,257	(513,096)	6,624,683
MFS International New Discovery Fund	2,174,898	10,974	(140,056)	2,045,816
MFS International Value Fund	5,304,507	18,373	(402,446)	4,920,434
MFS Mid Cap Growth Fund	29,765,085	37,899	(2,470,099)	27,332,885
MFS Mid Cap Value Fund	21,996,918	21,603	(2,434,581)	19,583,940
MFS New Discovery Fund	3,883,277	7,695	(517,820)	3,373,152
MFS New Discovery Value Fund	7,424,390	51,335	(1,225,117)	6,250,608
MFS Research Fund	13,641,580	6,642	(1,364,999)	12,283,223
MFS Research International Fund	24,308,384	146,390	(1,337,754)	23,117,020
MFS Total Return Bond Fund	46,210,727	859,802	(2,773,208)	44,297,321
MFS Value Fund	14,663,000	225,196	(1,660,951)	13,227,245

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(247,790)	$—	$234,573	$58,155,360
MFS Commodity Strategy Fund	(10,914,362)	—	—	179,177,082
MFS Emerging Markets Debt Fund	(1,482,197)	—	4,710,327	173,059,320
MFS Emerging Markets Debt Local Currency Fund	(1,973,615)	—	2,786,137	111,758,213
MFS Global Bond Fund	(3,026,907)	—	2,646,653	285,380,321
MFS Global Real Estate Fund	584,660	—	—	115,549,075
MFS Government Securities Fund	(1,049,824)	—	8,377,059	585,220,025
MFS Growth Fund	2,982,927	180,374	568,037	472,329,511
MFS High Income Fund	(3,464,975)	—	9,007,910	297,437,240
MFS Inflation-Adjusted Bond Fund	(1,881,319)	—	2,651,950	410,642,869
MFS Institutional Money Market Portfolio	—	—	566	110
MFS International Growth Fund	49,530	—	—	172,572,996
MFS International New Discovery Fund	143,153	—	—	57,998,873
MFS International Value Fund	1,533,382	—	—	173,150,067
MFS Mid Cap Growth Fund	3,268,006	—	—	416,006,510
MFS Mid Cap Value Fund	2,691,118	—	—	423,600,626
MFS New Discovery Fund	(734,986)	—	—	89,725,855
MFS New Discovery Value Fund	1,304,797	392,926	222,400	91,696,427
MFS Research Fund	2,133,049	—	7,496,492	477,571,707
MFS Research International Fund	(2,581,553)	—	—	351,609,877
MFS Total Return Bond Fund	(593,483)	—	—	468,665,653
MFS Value Fund	3,558,105	—	4,573,439	481,339,452
	$(9,702,284)	$573,300	$43,275,543	$5,892,647,169

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	5,510,059	72,822	(408,907)	5,173,974
MFS Commodity Strategy Fund	35,957,419	646,958	(2,785,283)	33,819,094
MFS Emerging Markets Debt Fund	10,881,028	278,464	(1,074,618)	10,084,874
MFS Emerging Markets Debt Local Currency Fund	15,417,229	389,290	(1,376,025)	14,430,494
MFS Emerging Markets Equity Fund	2,034,347	3,867	(251,064)	1,787,150
MFS Global Bond Fund	11,714,964	158,121	(674,084)	11,199,001
MFS Global Real Estate Fund	9,842,225	108,941	(588,003)	9,363,163
MFS Growth Fund	7,713,895	18,240	(506,906)	7,225,229
MFS High Income Fund	80,185,270	2,266,305	(8,297,433)	74,154,142
MFS Inflation-Adjusted Bond Fund	24,575,727	385,189	(1,488,420)	23,472,496
MFS Institutional Money Market Portfolio	28	23,225,410	(23,225,373)	65
MFS International Growth Fund	9,837,458	42,255	(597,330)	9,282,383
MFS International New Discovery Fund	3,615,031	19,144	(213,339)	3,420,836
MFS International Value Fund	7,335,571	27,813	(466,639)	6,896,745
MFS Mid Cap Growth Fund	31,841,031	20,293	(2,214,479)	29,646,845
MFS Mid Cap Value Fund	23,487,214	19,263	(2,150,340)	21,356,137
MFS New Discovery Fund	4,310,449	3,023	(502,498)	3,810,974
MFS New Discovery Value Fund	8,221,872	54,718	(1,172,014)	7,104,576
MFS Research Fund	11,333,268	881	(971,439)	10,362,710
MFS Research International Fund	23,562,094	171,079	(1,184,071)	22,549,102
MFS Total Return Bond Fund	14,372,329	319,101	(856,215)	13,835,215
MFS Value Fund	16,728,930	250,921	(1,602,587)	15,377,264

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(197,036)	$—	$195,411	$48,480,134
MFS Commodity Strategy Fund	(11,355,281)	—	—	201,223,610
MFS Emerging Markets Debt Fund	(1,122,493)	—	3,933,195	144,415,395
MFS Emerging Markets Debt Local Currency Fund	(1,513,964)	—	2,324,348	93,365,299
MFS Emerging Markets Equity Fund	(1,356,006)	—	—	48,539,001
MFS Global Bond Fund	(1,057,574)	—	882,574	94,967,527
MFS Global Real Estate Fund	559,473	—	—	145,784,448
MFS Growth Fund	2,457,983	206,164	649,256	546,010,590
MFS High Income Fund	(2,999,974)	—	7,522,331	249,157,917
MFS Inflation-Adjusted Bond Fund	(1,112,615)	—	1,577,957	244,348,684
MFS Institutional Money Market Portfolio	—	—	348	65
MFS International Growth Fund	(31,641)	—	—	241,806,089
MFS International New Discovery Fund	185,211	—	—	96,980,706
MFS International Value Fund	1,754,859	—	—	242,696,440
MFS Mid Cap Growth Fund	2,592,068	—	—	451,224,981
MFS Mid Cap Value Fund	2,016,746	—	—	461,933,246
MFS New Discovery Fund	(875,353)	—	—	101,371,908
MFS New Discovery Value Fund	1,138,250	435,677	246,598	104,224,133
MFS Research Fund	1,051,820	—	—	402,902,174
MFS Research International Fund	(2,446,389)	—	—	342,971,835
MFS Total Return Bond Fund	(157,239)	—	2,341,905	146,376,571
MFS Value Fund	2,712,612	—	5,246,660	559,578,630
	$(9,756,543)	$641,841	$24,920,583	$4,968,359,383

Notes to Financial Statements (unaudited) – continued

	MFS Aggressive Growth Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	14,358,062	486,397	(1,274,816)	13,569,643
MFS Emerging Markets Equity Fund	1,321,744	4,240	(182,831)	1,143,153
MFS Global Real Estate Fund	5,242,303	114,356	(323,079)	5,033,580
MFS Growth Fund	2,947,380	11,341	(215,241)	2,743,480
MFS Institutional Money Market Portfolio	141	33,212,048	(33,211,987)	202
MFS International Growth Fund	5,085,345	51,961	(371,693)	4,765,613
MFS International New Discovery Fund	2,331,370	41,498	(184,835)	2,188,033
MFS International Value Fund	3,779,548	49,414	(287,041)	3,541,921
MFS Mid Cap Growth Fund	11,402,681	20,140	(815,846)	10,606,975
MFS Mid Cap Value Fund	8,372,303	29,488	(758,813)	7,642,978
MFS New Discovery Fund	1,742,585	11,912	(212,066)	1,542,431
MFS New Discovery Value Fund	3,291,568	29,509	(450,375)	2,870,702
MFS Research Fund	4,100,376	2,371	(354,101)	3,748,646
MFS Research International Fund	8,759,991	135,216	(654,276)	8,240,931
MFS Value Fund	6,336,496	115,645	(599,747)	5,852,394

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(5,071,997)	$—	$—	$80,739,379
MFS Emerging Markets Equity Fund	(863,340)	—	—	31,048,039
MFS Global Real Estate Fund	304,998	—	—	78,372,837
MFS Growth Fund	1,029,405	78,728	247,932	207,324,774
MFS Institutional Money Market Portfolio	—	—	1,032	202
MFS International Growth Fund	16,717	—	—	124,144,231
MFS International New Discovery Fund	174,719	—	—	62,030,743
MFS International Value Fund	933,434	—	—	124,640,187
MFS Mid Cap Growth Fund	916,541	—	—	161,438,154
MFS Mid Cap Value Fund	811,759	—	—	165,317,618
MFS New Discovery Fund	(332,222)	—	—	41,028,677
MFS New Discovery Value Fund	423,748	172,854	97,837	42,113,196
MFS Research Fund	502,135	—	—	145,747,354
MFS Research International Fund	(1,215,420)	—	—	125,344,566
MFS Value Fund	1,082,132	—	1,984,541	212,968,615
	$(1,287,391)	$251,582	$2,331,342	$1,602,258,572

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Conservative Allocation Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Moderate Allocation Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total

Board Review of Investment Advisory Agreement – continued

return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Growth Allocation Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

MFS Aggressive Growth Allocation Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

General

Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for MFS Aggressive Growth Allocation Fund and the MFS Growth Allocation Fund, each of which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Aggressive Growth Allocation Fund and Growth Allocation Fund. The Trustees also considered that according to the data provided by

Board Review of Investment Advisory Agreement – continued

Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the MFS Aggressive Growth Allocation Fund’s total expense ratio was lower than the Broadridge expense group median; (ii) the MFS Conservative Allocation Fund’s total expense ratio was lower than the Broadridge expense group median; (iii) the MFS Growth Allocation Fund’s total expense ratio was lower than the Broadridge expense group median; and (iv) the MFS Moderate Allocation Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2016

MFS® MANAGED

WEALTH FUND

MGW-SEM

MFS® MANAGED WEALTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, even after a recent rise in bond yields, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth,

there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)		Net Market Exposure (c)
Equity	U.S. Large Cap	52.2%	(33.4)%		18.8%
	Europe ex-U.K.	15.8%	(8.6)%		7.2%
	Emerging Markets	2.2%	(0.0)%	(o)	2.2%
	North America ex-U.S.	1.9%	(0.0)%	(o)	1.9%
	United Kingdom	4.6%	(3.6)%		1.0%
	Developed - Middle East/Africa	0.3%	(0.1)%		0.2%
	Asia/Pacific ex-Japan	1.7%	(2.5)%		(0.8)%
	Japan	3.8%	(4.8)%		(1.0)%
	U.S. Small/Mid Cap	5.1%	(10.0)%		(4.9)%
Real Estate-Related	U.S.	0.7%	0.0%		0.7%
Cash	Cash & Cash Equivalents (d)	1.1%	10.3%		11.4%
	Other (e)	0.1%	63.2%		63.3%

Top ten holdings (c)
JPMorgan Chase & Co.	1.5%
Nestle S.A.	1.4%
Facebook, Inc., “A”	1.3%
Amazon.com Inc	1.2%
Alphabet Inc “A”	1.1%
Visa, Inc., “A”	1.1%
Wells Fargo Bank N.A.	1.1%
Mini MSCI EAFE Index Future JAN 2017	(19.6)%
Russell 1000 Mini Growth Index Future JAN 2017	(20.0)%
Russell 1000 Mini Value Index Future JAN 2017	(21.1)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)

For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time.

2

Portfolio Composition – continued

(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(o)	Less than 0.1%.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages of equity, real estate-related, and cash investments reflect the active exposure to the underlying holdings of the MFS Growth Fund, MFS Institutional International Equity Fund, and MFS Value Fund (the “underlying funds”) and not to the exposure from investing directly in the underlying fund itself. Top ten holdings also reflect exposure of investing in the underlying holdings of the underlying funds.

Percentages are based on net assets as of 11/30/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2016 through November 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2016 through November 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/16	Ending Account Value 11/30/16	Expenses Paid During Period (p) 6/01/16-11/30/16
A	Actual	0.84%	$1,000.00	$988.00	$4.19
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.66%	$1,000.00	$983.87	$8.26
	Hypothetical (h)	1.66%	$1,000.00	$1,016.75	$8.39
C	Actual	1.66%	$1,000.00	$983.81	$8.26
	Hypothetical (h)	1.66%	$1,000.00	$1,016.75	$8.39
I	Actual	0.66%	$1,000.00	$989.01	$3.29
	Hypothetical (h)	0.66%	$1,000.00	$1,021.76	$3.35
R1	Actual	1.66%	$1,000.00	$983.87	$8.26
	Hypothetical (h)	1.66%	$1,000.00	$1,016.75	$8.39
R2	Actual	1.16%	$1,000.00	$986.00	$5.78
	Hypothetical (h)	1.16%	$1,000.00	$1,019.25	$5.87
R3	Actual	0.91%	$1,000.00	$988.01	$4.54
	Hypothetical (h)	0.91%	$1,000.00	$1,020.51	$4.61
R4	Actual	0.66%	$1,000.00	$989.00	$3.29
	Hypothetical (h)	0.66%	$1,000.00	$1,021.76	$3.35

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.07%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Underlying Affiliated Funds - 90.1%
Issuer	Shares/Par	Value ($)
MFS Growth Fund - Class R6	219,115	$16,558,553
MFS Institutional International Equity Fund	813,301	16,363,612
MFS Value Fund - Class R6	476,759	17,349,269
Total Underlying Affiliated Funds (Identified Cost, $49,238,283)		$50,271,434

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
S&P 500 Index - December 2016 @ $2,310 (Premiums Paid, $12,818)	26	$962

Put Options Purchased - 0.2%
Russell 2000 Index - December 2016 @ $1,000	$21	$252
Russell 2000 Index - January 2017 @ $1,200	12	8,088
Russell 2000 Index - March 2017 @ $1,150	23	27,600
S&P 500 Index - December 2016 @ $1,800	12	216
S&P 500 Index - January 2017 @ $1,850	14	2,800
S&P 500 Index - March 2017 @ $1,950	12	18,840
S&P 500 Index - June 2017 @ $1,900	12	36,120
Total Put Options Purchased (Premiums Paid, $277,833)		$93,916

Issuer	Shares/Par
Money Market Funds - 6.9%
MFS Institutional Money Market Portfolio, 0.46% (v) (Identified Cost, $3,855,813)	3,855,813	$3,855,813
Total Investments (Identified Cost, $53,384,747)		$54,222,125

Other Assets, Less Liabilities - 2.8%		1,581,746
Net Assets - 100.0%		$55,803,871

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

6

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 11/30/16

Futures Contracts at 11/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Mini MSCI EAFE Index (Short)	USD	134	$10,955,170	December - 2016	$585,914

Liability Derivatives
Russell 1000 Mini Growth Index (Short)	USD	107	$11,137,630	December - 2016	$(198,296)
Russell 1000 Mini Value Index (Short)	USD	109	11,748,020	December - 2016	(601,961)

					$(800,257)

At November 30, 2016, the fund had cash collateral of $1,599,300 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $290,651)	$94,878
Underlying affiliated funds, at value (identified cost, $53,094,096)	54,127,247
Total investments, at value (identified cost, $53,384,747)	$54,222,125
Deposits with brokers	1,599,300
Receivables for
Daily variation margin on open futures contracts	56,600
Investments sold	31,743
Fund shares sold	193
Receivable from investment adviser	7,577
Receivable from distributor	491
Total assets	$55,918,029
Liabilities
Payables for
Investments purchased	$2
Fund shares reacquired	54,849
Payable to affiliates
Shareholder servicing costs	2,973
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	56,322
Total liabilities	$114,158
Net assets	$55,803,871
Net assets consist of
Paid-in capital	$57,213,465
Unrealized appreciation (depreciation) on investments	623,035
Accumulated net realized gain (loss) on investments	(1,903,688)
Accumulated net investment loss	(128,941)
Net assets	$55,803,871
Shares of beneficial interest outstanding	5,647,434

8

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$7,016,951	710,246	$9.88
Class B	67,255	6,890	9.76
Class C	3,556,632	366,026	9.72
Class I	44,964,377	4,544,108	9.90
Class R1	49,309	5,051	9.76
Class R2	49,655	5,035	9.86
Class R3	49,779	5,033	9.89
Class R4	49,913	5,045	9.89

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.48 [100 / 94.25 x $9.88]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends from underlying affiliated funds	$179,522
Expenses
Management fee	$98,849
Distribution and service fees	27,473
Shareholder servicing costs	10,832
Administrative services fee	9,260
Independent Trustees’ compensation	1,577
Custodian fee	5,914
Shareholder communications	5,065
Audit and tax fees	22,696
Legal fees	285
Registration fees	50,432
Miscellaneous	22,771
Total expenses	$255,154
Reduction of expenses by investment adviser and distributor	(43,251)
Net expenses	$211,903
Net investment loss	$(32,381)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(418,491)
Underlying affiliated funds	(319,605)
Capital gain distributions from underlying affiliated funds	6,002
Futures contracts	(2,258,262)
Net realized gain (loss) on investments	$(2,990,356)
Change in unrealized appreciation (depreciation)
Investments	$1,361,573
Futures contracts	1,042,461
Net unrealized gain (loss) on investments	$2,404,034
Net realized and unrealized gain (loss) on investments	$(586,322)
Change in net assets from operations	$(618,703)

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 11/30/16	Year ended 5/31/16
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$(32,381)	$254,438
Net realized gain (loss) on investments	(2,990,356)	1,427,128
Net unrealized gain (loss) on investments	2,404,034	(2,138,642)
Change in net assets from operations	$(618,703)	$(457,076)
Distributions declared to shareholders
From net investment income	$—	$(361,507)
From net realized gain on investments	—	(394,965)
Total distributions declared to shareholders	$—	$(756,472)
Change in net assets from fund share transactions	$(4,540,561)	$25,289,270
Total change in net assets	$(5,159,264)	$24,075,722
Net assets
At beginning of period	60,963,135	36,887,413
At end of period (including accumulated distributions in excess of net investment income of $128,941 and $96,560, respectively)	$55,803,871	$60,963,135

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/16 (unaudited)		Year ended 5/31/16	Period ended 5/31/15 (c)
Class A

Net asset value, beginning of period	$10.00		$10.17	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.02	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		(0.08)	0.19
Total from investment operations	$(0.12)		$(0.06)	$0.24
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.07)
From net realized gain on investments	—		(0.06)	—
From tax return of capital	—		—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.11)	$(0.07)
Net asset value, end of period (x)	$9.88		$10.00	$10.17
Total return (%) (r)(s)(t)(x)	(1.20	)(n)	(0.59)	2.46	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	0.99	1.35	(a)
Expenses after expense reductions (f)(h)	0.84	(a)	0.83	0.73	(a)
Net investment income (loss)	(0.22	)(a)(l)	0.20	0.51	(a)
Portfolio turnover	4	(n)	26	0	(n)(u)
Net assets at end of period (000 omitted)	$7,017		$6,319	$2,418

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Year ended 5/31/16	Period ended 5/31/15 (c)
Class B

Net asset value, beginning of period	$9.92		$10.13	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.07)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		(0.08)	0.19
Total from investment operations	$(0.16)		$(0.15)	$0.15
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.02)
From net realized gain on investments	—		(0.06)	—
From tax return of capital	—		—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.06)	$(0.02)
Net asset value, end of period (x)	$9.76		$9.92	$10.13
Total return (%) (r)(s)(t)(x)	(1.61	)(n)	(1.48)	1.55	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.81	(a)	1.74	2.21	(a)
Expenses after expense reductions (f)(h)	1.66	(a)	1.66	1.66	(a)
Net investment loss	(1.02	)(a)(l)	(0.71)	(0.43	)(a)
Portfolio turnover	4	(n)	26	0	(n)(u)
Net assets at end of period (000 omitted)	$67		$68	$111

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Year ended 5/31/16	Period ended 5/31/15 (c)
Class C

Net asset value, beginning of period	$9.88		$10.09	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.06)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		(0.08)	0.23	(g)
Total from investment operations	$(0.16)		$(0.14)	$0.15
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.06)
From net realized gain on investments	—		(0.06)	—
From tax return of capital	—		—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.07)	$(0.06)
Net asset value, end of period (x)	$9.72		$9.88	$10.09
Total return (%) (r)(s)(t)(x)	(1.62	)(n)	(1.40)	1.53	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.81	(a)	1.74	2.05	(a)
Expenses after expense reductions (f)(h)	1.66	(a)	1.66	1.66	(a)
Net investment loss	(1.02	)(a)(l)	(0.60)	(0.90	)(a)
Portfolio turnover	4	(n)	26	0	(n)(u)
Net assets at end of period (000 omitted)	$3,557		$3,618	$960

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Year ended 5/31/16	Period ended 5/31/15 (c)
Class I

Net asset value, beginning of period	$10.01		$10.17	$10.00
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.05	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		(0.09)	0.20
Total from investment operations	$(0.11)		$(0.04)	$0.25
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.08)
From net realized gain on investments	—		(0.06)	—
From tax return of capital	—		—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.12)	$(0.08)
Net asset value, end of period (x)	$9.90		$10.01	$10.17
Total return (%) (r)(s)(x)	(1.10	)(n)	(0.41)	2.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.81	(a)	0.74	1.17	(a)
Expenses after expense reductions (f)(h)	0.66	(a)	0.66	0.66	(a)
Net investment income (loss)	(0.02	)(a)(l)	0.51	0.59	(a)
Portfolio turnover	4	(n)	26	0	(n)(u)
Net assets at end of period (000 omitted)	$44,964		$50,757	$32,990

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Year ended 5/31/16	Period ended 5/31/15 (c)
Class R1

Net asset value, beginning of period	$9.92		$10.13	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.07)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		(0.08)	0.19
Total from investment operations	$(0.16)		$(0.15)	$0.15
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.02)
From net realized gain on investments	—		(0.06)	—
From tax return of capital	—		—	(0.00	)(w)
Total distributions declared to shareholders	—		(0.06)	(0.02)
Net asset value, end of period (x)	$9.76		$9.92	$10.13
Total return (%) (r)(s)(x)	(1.61	)(n)	(1.48)	1.55	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.80	(a)	1.74	2.22	(a)
Expenses after expense reductions (f)(h)	1.66	(a)	1.66	1.66	(a)
Net investment loss	(1.02	)(a)(l)	(0.71)	(0.40	)(a)
Portfolio turnover	4	(n)	26	0	(n)(u)
Net assets at end of period (000 omitted)	$49		$50	$102

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Year ended 5/31/16	Period ended 5/31/15 (c)
Class R2

Net asset value, beginning of period	$10.00		$10.15	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.02)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		(0.07)	0.19
Total from investment operations	$(0.14)		$(0.09)	$0.20
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.05)
From net realized gain on investments	—		(0.06)	—
From tax return of capital	—		—	(0.00	)(w)
Total distributions declared to shareholders	—		(0.06)	(0.05)
Net asset value, end of period (x)	$9.86		$10.00	$10.15
Total return (%) (r)(s)(x)	(1.40	)(n)	(0.89)	2.01	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30	(a)	1.24	1.72	(a)
Expenses after expense reductions (f)(h)	1.16	(a)	1.16	1.16	(a)
Net investment income (loss)	(0.52	)(a)(l)	(0.22)	0.10	(a)
Portfolio turnover	4	(n)	26	0	(n)(u)
Net assets at end of period (000 omitted)	$50		$50	$102

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Year ended 5/31/16	Period ended 5/31/15 (c)
Class R3

Net asset value, beginning of period	$10.01		$10.16	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.00 (w)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		(0.07)	0.19
Total from investment operations	$(0.12)		$(0.07)	$0.22
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.06)
From net realized gain on investments	—		(0.06)	—
From tax return of capital	—		—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.08)	$(0.06)
Net asset value, end of period (x)	$9.89		$10.01	$10.16
Total return (%) (r)(s)(x)	(1.20	)(n)	(0.74)	2.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	0.99	1.47	(a)
Expenses after expense reductions (f)(h)	0.91	(a)	0.91	0.91	(a)
Net investment income (loss)	(0.27	)(a)(l)	0.03	0.35	(a)
Portfolio turnover	4	(n)	26	0	(n)(u)
Net assets at end of period (000 omitted)	$50		$50	$102

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Year ended 5/31/16	Period ended 5/31/15 (c)
Class R4

Net asset value, beginning of period	$10.00		$10.17	$10.00
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.03	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		(0.08)	0.19
Total from investment operations	$(0.11)		$(0.05)	$0.25
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.08)
From net realized gain on investments	—		(0.06)	—
From tax return of capital	—		—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.12)	$(0.08)
Net asset value, end of period (x)	$9.89		$10.00	$10.17
Total return (%) (r)(s)(x)	(1.10	)(n)	(0.51)	2.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.80	(a)	0.74	1.22	(a)
Expenses after expense reductions (f)(h)	0.66	(a)	0.66	0.66	(a)
Net investment income (loss)	(0.02	)(a)(l)	0.28	0.60	(a)
Portfolio turnover	4	(n)	26	0	(n)(u)
Net assets at end of period (000 omitted)	$50		$50	$102

See Notes to Financial Statements

19

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 27, 2014, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Managed Wealth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the underlying funds held by the fund November 30, 2016 was to seek capital appreciation.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes

21

Notes to Financial Statements (unaudited) – continued

that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values

22

Notes to Financial Statements (unaudited) – continued

of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

23

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as futures contracts. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$94,626	$252	$—	$94,878
Mutual Funds	54,127,247	—	—	54,127,247
Total Investments	$54,221,873	$252	$—	$54,222,125

Other Financial Instruments
Futures Contracts – Assets	$585,914	$—	$—	$585,914
Futures Contracts – Liabilities	(800,257)	—	—	(800,257)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the level used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options and futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Equity Futures	$585,914	$(800,257)
Equity	Purchased Equity Options	94,878	—
Total		$680,792	$(800,257)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

24

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Investments (Purchased Options)
Equity	$(2,258,262)	$(418,491)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Investments (Purchased Options)
Equity	$1,042,461	$56,834

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

25

Notes to Financial Statements (unaudited) – continued

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of November 30, 2016:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$56,600	$—
Purchased Options	94,878	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$151,478	$—
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	151,478	—
Total Gross Amount of Derivative Assets and Liabilites Subject to a Master Netting Agreement or Similar Arrangement	$—	$—

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency

26

Notes to Financial Statements (unaudited) – continued

exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as “Other” income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a

27

Notes to Financial Statements (unaudited) – continued

three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/16
Ordinary income (including any short-term capital gains) (a)	$360,646
Long-term capital gain	395,826
Total distributions	$756,472

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/16
Cost of investments	$54,137,404
Gross appreciation	1,358,341
Gross depreciation	(1,273,620)
Net unrealized appreciation (depreciation)	$84,721

As of 5/31/16
Undistributed long-term capital gain	1,395,357
Post-October capital loss deferral	(1,065,443)
Late year ordinary loss deferral	(96,560)
Other temporary differences	252,607
Net unrealized appreciation (depreciation)	(1,276,852)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares,

28

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/16	Year ended 5/31/16	Six months ended 11/30/16	Year ended 5/31/16
Class A	$—	$22,182	$—	$26,850
Class B	—	—	—	363
Class C	—	2,441	—	16,234
Class I	—	336,518	—	350,308
Class R1	—	—	—	304
Class R2	—	—	—	303
Class R3	—	76	—	302
Class R4	—	290	—	301
Total	$—	$361,507	$—	$394,965

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.35% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2016, this management fee reduction amounted to $1,956 which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2016, was equivalent to an annual effective rate of 0.34% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2017. For the six months ended Novmber 30, 2016, this reduction amounted to $38,872 and is included in the reduction of total expenses in the Statement of Operations.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

29

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $82 for the six months ended November 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.18%	$8,535
Class B	0.75%	0.25%	1.00%	1.00%	342
Class C	0.75%	0.25%	1.00%	1.00%	18,156
Class R1	0.75%	0.25%	1.00%	1.00%	251
Class R2	0.25%	0.25%	0.50%	0.50%	126
Class R3	—	0.25%	0.25%	0.25%	63
Total Distribution and Service Fees					$27,473

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2016, this rebate amounted to $2,423 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2016 were as follows:

Amount
Class A	$2
Class B	—
Class C	369

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

30

Notes to Financial Statements (unaudited) – continued

six months ended November 30, 2016, the fee was $739, which equated to 0.0026% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $10,093.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500, plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 0.0328% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2016, the fee paid by the fund under this agreement was $55 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

MFS purchased the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
6/02/15	Class I	186,837	$1,900,128
6/04/15	Class I	39,496	401,675
6/05/15	Class I	20,174	204,565
6/08/15	Class I	25,052	253,780
6/09/15	Class I	25,410	257,403
6/10/15	Class I	1,472,031	15,000,000
3/16/16	Class I	85,316	842,925
6/07/16	Class I	299,103	3,000,000
6/08/16	Class I	298,805	3,000,000

31

Notes to Financial Statements (unaudited) – continued

MFS redeemed the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
9/09/15	Class A	10,072	$100,519
9/09/15	Class B	5,004	49,640
9/09/15	Class C	5,022	49,617
9/09/15	Class R1	5,004	49,640
9/09/15	Class R2	5,045	50,198
9/09/15	Class R3	5,068	50,528
9/09/15	Class R4	5,090	50,849
1/11/16	Class I	715,015	7,000,000
1/19/16	Class I	612,870	6,000,000

At November 30, 2016, MFS held approximately 73% and 50% of the outstanding shares of Class B and Class I, respectively, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.

(4) Portfolio Securities

For the six months ended November 30, 2016, purchases and sales of shares of underlying funds aggregated $2,103,039 and $8,604,953, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/16		Year ended 5/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	97,688	$979,902	513,125	$5,132,694
Class B	30	300	1,290	12,768
Class C	7,648	75,366	287,032	2,853,634
Class I	316,263	3,162,722	4,231,294	42,647,783
	421,629	$4,218,290	5,032,741	$50,646,879

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	4,884	$49,032
Class B	—	—	36	363
Class C	—	—	1,877	18,675
Class I	—	—	67,198	674,669
Class R1	—	—	30	304
Class R2	—	—	30	303
Class R3	—	—	38	378
Class R4	—	—	59	591
	—	$—	74,152	$744,315

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/16		Year ended 5/31/16
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(19,359)	$(194,007)	(123,940)	$(1,234,300)
Class B	(18)	(183)	(5,455)	(54,128)
Class C	(7,967)	(78,660)	(17,723)	(174,771)
Class I	(844,726)	(8,486,001)	(2,470,234)	(24,437,510)
Class R1	—	—	(5,004)	(49,640)
Class R2	—	—	(5,045)	(50,198)
Class R3	—	—	(5,068)	(50,528)
Class R4	—	—	(5,090)	(50,849)
	(872,070)	$(8,758,851)	(2,637,559)	$(26,101,924)

Net change
Class A	78,329	$785,895	394,069	$3,947,426
Class B	12	117	(4,129)	(40,997)
Class C	(319)	(3,294)	271,186	2,697,538
Class I	(528,463)	(5,323,279)	1,828,258	18,884,942
Class R1	—	—	(4,974)	(49,336)
Class R2	—	—	(5,015)	(49,895)
Class R3	—	—	(5,030)	(50,150)
Class R4	—	—	(5,031)	(50,258)
	(450,441)	$(4,540,561)	2,469,334	$25,289,270

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2016, the fund’s commitment fee and interest expense were $218 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Growth Fund	249,280	7,156	(37,321)	219,115
MFS Institutional International Equity Fund	906,083	46,827	(139,609)	813,301
MFS Institutional Money Market Portfolio	3,784,529	17,382,784	(17,311,500)	3,855,813
MFS Value Fund	533,766	26,866	(83,873)	476,759

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$26,680	$6,002	$18,900	$16,558,553
MFS Institutional International Equity Fund	(320,663)	—	—	16,363,612
MFS Institutional Money Market Portfolio	27	—	8,152	3,855,813
MFS Value Fund	(25,649)	—	152,470	17,349,269

	$(319,605)	$6,002	$179,522	$54,127,247

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The

35

Board Review of Investment Advisory Agreement – continued

comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as Lipper performance universe over the one-year period ended December 31, 2015. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on June 27, 2014, and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

36

Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

38

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2016

MFS® BLENDED RESEARCH® VALUE EQUITY FUND

BRU-SEM

MFS® BLENDED RESEARCH® VALUE EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, even after a recent rise in bond yields, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth,

there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	3.8%
Bank of America Corp.	3.6%
Cisco Systems, Inc.	2.6%
Merck & Co., Inc.	2.5%
Exxon Mobil Corp.	2.3%
Goldman Sachs Group, Inc.	2.2%
Wells Fargo & Co.	2.2%
MetLife, Inc.	1.9%
Verizon Communications, Inc.	1.8%
Procter & Gamble Co.	1.8%

Equity sectors
Financial Services	29.0%
Energy	12.7%
Health Care	11.0%
Utilities & Communications	10.0%
Consumer Staples	7.1%
Industrial Goods & Services	7.0%
Technology	5.9%
Retailing	3.7%
Special Products & Services	3.2%
Leisure	3.1%
Basic Materials	2.6%
Autos & Housing	2.2%
Transportation	2.0%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/16.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2016 through November 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2016 through November 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/16	Ending Account Value 11/30/16	Expenses Paid During Period (p) 6/01/16-11/30/16
A	Actual	0.74%	$1,000.00	$1,070.01	$3.84
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.49%	$1,000.00	$1,065.40	$7.71
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
C	Actual	1.49%	$1,000.00	$1,065.53	$7.72
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
I	Actual	0.49%	$1,000.00	$1,070.76	$2.54
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R1	Actual	1.49%	$1,000.00	$1,065.40	$7.71
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
R2	Actual	0.99%	$1,000.00	$1,068.12	$5.13
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R3	Actual	0.74%	$1,000.00	$1,069.94	$3.84
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R4	Actual	0.49%	$1,000.00	$1,071.77	$2.54
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R6 (formerly Class R5)	Actual	0.45%	$1,000.00	$1,071.77	$2.34
	Hypothetical (h)	0.45%	$1,000.00	$1,022.81	$2.28

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.5%
Issuer	Shares/Par	Value ($)
Aerospace - 2.6%
Northrop Grumman Corp.	5,171	$1,290,940
Textron, Inc.	8,063	371,140
United Technologies Corp.	10,549	1,136,338

		$2,798,418
Airlines - 0.8%
Copa Holdings S.A., “A”	9,263	$823,203

Apparel Manufacturers - 0.5%
PVH Corp.	5,673	$600,998

Automotive - 1.1%
Goodyear Tire & Rubber Co.	14,848	$455,685
Lear Corp.	5,748	744,423

		$1,200,108
Biotechnology - 0.7%
Celgene Corp. (a)	2,760	$327,088
Gilead Sciences, Inc.	5,988	441,316

		$768,404
Business Services - 2.2%
Cognizant Technology Solutions Corp., “A” (a)	16,771	$923,747
Global Payments, Inc.	10,988	753,227
Realogy Holdings Corp.	27,930	674,510

		$2,351,484
Cable TV - 1.2%
Comcast Corp., “A”	18,711	$1,300,602

Chemicals - 1.2%
LyondellBasell Industries N.V., “A”	14,696	$1,327,343

Computer Software - Systems - 1.6%
Hewlett Packard Enterprise	71,717	$1,706,865

Construction - 1.1%
Owens Corning	23,235	$1,193,814

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 2.5%
Coty, Inc., “A”	43,499	$813,866
Procter & Gamble Co.	23,666	1,951,498

		$2,765,364
Consumer Services - 1.1%
Priceline Group, Inc. (a)	770	$1,157,834

Containers - 0.6%
Graphic Packaging Holding Co.	50,586	$635,866

Electrical Equipment - 2.6%
General Electric Co.	58,750	$1,807,150
Johnson Controls International PLC	7,096	319,178
W.W. Grainger, Inc.	2,858	658,969

		$2,785,297
Electronics - 1.8%
Broadcom Corp.	2,824	$481,464
Intel Corp.	41,328	1,434,082

		$1,915,546
Energy - Independent - 7.8%
Anadarko Petroleum Corp.	25,137	$1,738,224
EOG Resources, Inc.	10,410	1,067,233
Hess Corp.	9,730	544,491
Noble Energy, Inc.	28,985	1,106,068
Occidental Petroleum Corp.	14,818	1,057,412
Range Resources Corp.	9,842	346,242
Rice Energy, Inc. (a)	50,110	1,220,179
Valero Energy Corp.	23,473	1,444,998

		$8,524,847
Energy - Integrated - 2.9%
Chevron Corp.	6,327	$705,840
Exxon Mobil Corp.	28,271	2,468,058

		$3,173,898
Food & Beverages - 2.7%
Archer Daniels Midland Co.	35,550	$1,536,827
J.M. Smucker Co.	10,982	1,383,183

		$2,920,010
General Merchandise - 1.1%
Target Corp.	15,988	$1,234,913

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 7.5%
American International Group, Inc.	9,049	$573,073
Berkshire Hathaway, Inc., “B” (a)	9,328	1,468,600
Chubb Ltd.	9,616	1,230,848
MetLife, Inc.	37,623	2,069,641
Prudential Financial, Inc.	14,903	1,499,242
Unum Group	4,908	207,461
Validus Holdings Ltd.	21,177	1,150,758

		$8,199,623
Leisure & Toys - 1.4%
Activision Blizzard, Inc.	11,564	$423,358
Electronic Arts, Inc. (a)	14,618	1,158,330

		$1,581,688
Machinery & Tools - 1.3%
IPG Photonics Corp. (a)	5,410	$518,927
United Rentals, Inc. (a)	9,385	948,917

		$1,467,844
Major Banks - 13.5%
Bank of America Corp.	184,006	$3,886,207
Goldman Sachs Group, Inc.	11,159	2,447,057
JPMorgan Chase & Co.	51,975	4,166,836
PNC Financial Services Group, Inc.	16,397	1,812,524
Wells Fargo & Co.	44,787	2,370,128

		$14,682,752
Medical & Health Technology & Services - 0.9%
HCA Holdings, Inc. (a)	13,131	$930,857

Medical Equipment - 4.0%
Abbott Laboratories	34,053	$1,296,398
Medtronic PLC	3,538	258,309
Stryker Corp.	9,560	1,086,590
Thermo Fisher Scientific, Inc.	11,974	1,677,677

		$4,318,974
Natural Gas - Distribution - 0.5%
Sempra Energy	5,612	$560,078

Natural Gas - Pipeline - 0.6%
Williams Cos., Inc.	22,172	$680,680

Network & Telecom - 2.6%
Cisco Systems, Inc.	94,301	$2,812,056

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 1.9%
Halliburton Co.	33,883	$1,798,848
Schlumberger Ltd.	3,742	314,515

		$2,113,363
Other Banks & Diversified Financials - 4.3%
Assured Guaranty Ltd.	21,840	$780,998
Citigroup, Inc.	28,708	1,618,844
Discover Financial Services	24,901	1,687,541
SunTrust Banks, Inc.	12,349	641,531

		$4,728,914
Pharmaceuticals - 5.5%
Eli Lilly & Co.	14,895	$999,752
Johnson & Johnson	14,390	1,601,607
Merck & Co., Inc.	44,020	2,693,584
Pfizer, Inc.	20,411	656,010

		$5,950,953
Pollution Control - 0.6%
Waste Management, Inc.	8,709	$605,450

Precious Metals & Minerals - 0.8%
Newmont Mining Corp.	25,921	$840,877

Railroad & Shipping - 1.2%
Union Pacific Corp.	13,301	$1,347,790

Real Estate - 3.7%
Medical Properties Trust, Inc., REIT	110,927	$1,322,250
Mid-America Apartment Communities, Inc., REIT	11,755	1,077,111
Store Capital Corp., REIT	33,779	835,017
Washington Prime Group, Inc., REIT	78,175	783,314

		$4,017,692
Restaurants - 0.5%
Aramark	15,428	$530,877

Specialty Stores - 1.9%
AutoZone, Inc. (a)	1,500	$1,174,770
Gap, Inc.	7,945	198,387
Urban Outfitters, Inc. (a)	23,795	751,922

		$2,125,079

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 3.0%
AT&T, Inc.	35,040	$1,353,595
Verizon Communications, Inc.	39,360	1,964,064

		$3,317,659
Tobacco - 1.8%
Altria Group, Inc.	21,330	$1,363,627
Philip Morris International, Inc.	7,407	653,890

		$2,017,517
Utilities - Electric Power - 5.9%
Ameren Corp.	12,629	$620,336
American Electric Power Co., Inc.	10,684	630,890
DTE Energy Co.	12,588	1,171,817
Exelon Corp.	50,552	1,643,443
FirstEnergy Corp.	7,893	246,972
NRG Energy, Inc.	51,856	588,047
PPL Corp.	44,156	1,477,460

		$6,378,965
Total Common Stocks (Identified Cost, $104,655,329)		$108,394,502

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.46% (v) (Identified Cost, $698,036)	698,036	$698,036
Total Investments (Identified Cost, $105,353,365)		$109,092,538

Other Assets, Less Liabilities - (0.1)%		(104,899)
Net Assets - 100.0%		$108,987,639

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $104,655,329)	$108,394,502
Underlying affiliated funds, at value (identified cost, $698,036)	698,036
Total investments, at value (identified cost, $105,353,365)	$109,092,538
Receivables for
Fund shares sold	15,470
Dividends	272,668
Receivable from investment adviser	14,764
Other assets	47,699
Total assets	$109,443,139
Liabilities
Payable for fund shares reacquired	$419,786
Payable to affiliates
Shareholder servicing costs	103
Distribution and service fees	30
Payable for independent Trustees’ compensation	15
Accrued expenses and other liabilities	35,566
Total liabilities	$455,500
Net assets	$108,987,639
Net assets consist of
Paid-in capital	$104,510,415
Unrealized appreciation (depreciation) on investments	3,739,173
Accumulated net realized gain (loss) on investments	168,541
Undistributed net investment income	569,510
Net assets	$108,987,639
Shares of beneficial interest outstanding	9,599,603

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$630,477	55,747	$11.31
Class B	84,747	7,538	11.24
Class C	188,364	16,783	11.22
Class I	334,630	29,485	11.35
Class R1	56,589	5,033	11.24
Class R2	56,933	5,041	11.29
Class R3	57,105	5,044	11.32
Class R4	57,279	5,048	11.35
Class R6 (formerly Class R5)	107,521,515	9,469,884	11.35

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.00 [100 / 94.25 x $11.31]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$683,316
Dividends from underlying affiliated funds	1,726
Foreign taxes withheld	(472)
Total investment income	$684,570
Expenses
Management fee	$118,477
Distribution and service fees	2,301
Shareholder servicing costs	668
Administrative services fee	10,723
Independent Trustees’ compensation	718
Custodian fee	4,599
Shareholder communications	3,432
Audit and tax fees	25,904
Legal fees	297
Registration fees	56,383
Miscellaneous	7,202
Total expenses	$230,704
Reduction of expenses by investment adviser	(95,500)
Net expenses	$135,204
Net investment income	$549,366
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments in non-affiliated issuers (identified cost basis)	$194,239
Change in unrealized appreciation (depreciation) on investments	$3,583,158
Net realized and unrealized gain (loss) on investments	$3,777,397
Change in net assets from operations	$4,326,763

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 11/30/16	Period ended 5/31/16 (c)
Change in net assets	(unaudited)
From operations
Net investment income	$549,366	$34,664
Net realized gain (loss) on investments	194,239	(15,107)
Net unrealized gain (loss) on investments	3,583,158	156,015
Change in net assets from operations	$4,326,763	$175,572
Distributions declared to shareholders
From net investment income	$—	$(15,001)
From net realized gain on investments	—	(10,601)
Total distributions declared to shareholders	$—	$(25,602)
Change in net assets from fund share transactions	$101,716,236	$2,794,670
Total change in net assets	$106,042,999	$2,944,640
Net assets
At beginning of period	2,944,640	—
At end of period (including undistributed net investment income of $569,510 and $20,144, respectively)	$108,987,639	$2,944,640

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)
Class A

Net asset value, beginning of period	$10.57		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		0.55
Total from investment operations	$0.74		$0.67
Less distributions declared to shareholders
From net investment income	$—		$(0.06)
From net realized gain on investments	—		(0.04)
Total distributions declared to shareholders	$—		$(0.10)
Net asset value, end of period (x)	$11.31		$10.57
Total return (%) (r)(s)(t)(x)	7.00	(n)	6.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.68	(a)	5.03	(a)
Expenses after expense reductions (f)	0.74	(a)	0.71	(a)
Net investment income	1.63	(a)	1.74	(a)
Portfolio turnover	26	(n)	33	(n)
Net assets at end of period (000 omitted)	$630		$420

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)
Class B

Net asset value, beginning of period	$10.55		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		0.55
Total from investment operations	$0.69		$0.62
Less distributions declared to shareholders
From net investment income	$—		$(0.03)
From net realized gain on investments	—		(0.04)
Net asset value, end of period (x)	$11.24		$10.55
Total return (%) (r)(s)(t)(x)	6.54	(n)	6.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.29	(a)	6.53	(a)
Expenses after expense reductions (f)	1.49	(a)	1.46	(a)
Net investment income	0.88	(a)	0.94	(a)
Portfolio turnover	26	(n)	33	(n)
Net assets at end of period (000 omitted)	$85		$60

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)
Class C

Net asset value, beginning of period	$10.53		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		0.54
Total from investment operations	$0.69		$0.61
Less distributions declared to shareholders
From net investment income	$—		$(0.04)
From net realized gain on investments	—		(0.04)
Total distributions declared to shareholders	$—		$(0.08)
Net asset value, end of period (x)	$11.22		$10.53
Total return (%) (r)(s)(t)(x)	6.55	(n)	6.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.39	(a)	6.15	(a)
Expenses after expense reductions (f)	1.49	(a)	1.46	(a)
Net investment income	0.86	(a)	0.91	(a)
Portfolio turnover	26	(n)	33	(n)
Net assets at end of period (000 omitted)	$188		$137

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)
Class I

Net asset value, beginning of period	$10.60		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		0.56
Total from investment operations	$0.75		$0.70
Less distributions declared to shareholders
From net investment income	$—		$(0.06)
From net realized gain on investments	—		(0.04)
Total distributions declared to shareholders	$—		$(0.10)
Net asset value, end of period (x)	$11.35		$10.60
Total return (%) (r)(s)(x)	7.08	(n)	7.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.29	(a)	5.02	(a)
Expenses after expense reductions (f)	0.49	(a)	0.46	(a)
Net investment income	1.88	(a)	1.95	(a)
Portfolio turnover	26	(n)	33	(n)
Net assets at end of period (000 omitted)	$335		$189

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)
Class R1

Net asset value, beginning of period	$10.55		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		0.55
Total from investment operations	$0.69		$0.62
Less distributions declared to shareholders
From net investment income	$—		$(0.03)
From net realized gain on investments	—		(0.04)
Total distributions declared to shareholders	$—		$(0.07)
Net asset value, end of period (x)	$11.24		$10.55
Total return (%) (r)(s)(x)	6.54	(n)	6.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.52	(a)	6.58	(a)
Expenses after expense reductions (f)	1.49	(a)	1.46	(a)
Net investment income	0.87	(a)	0.95	(a)
Portfolio turnover	26	(n)	33	(n)
Net assets at end of period (000 omitted)	$57		$53

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)
Class R2

Net asset value, beginning of period	$10.57		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		0.55
Total from investment operations	$0.72		$0.65
Less distributions declared to shareholders
From net investment income	$—		$(0.04)
From net realized gain on investments	—		(0.04)
Total distributions declared to shareholders	$—		$(0.08)
Net asset value, end of period (x)	$11.29		$10.57
Total return (%) (r)(s)(x)	6.81	(n)	6.56	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.01	(a)	6.08	(a)
Expenses after expense reductions (f)	0.99	(a)	0.96	(a)
Net investment income	1.38	(a)	1.45	(a)
Portfolio turnover	26	(n)	33	(n)
Net assets at end of period (000 omitted)	$57		$53

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)
Class R3

Net asset value, beginning of period	$10.58		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		0.55
Total from investment operations	$0.74		$0.67
Less distributions declared to shareholders
From net investment income	$—		$(0.05)
From net realized gain on investments	—		(0.04)
Total distributions declared to shareholders	$—		$(0.09)
Net asset value, end of period (x)	$11.32		$10.58
Total return (%) (r)(s)(x)	6.99	(n)	6.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.76	(a)	5.83	(a)
Expenses after expense reductions (f)	0.74	(a)	0.71	(a)
Net investment income	1.63	(a)	1.70	(a)
Portfolio turnover	26	(n)	33	(n)
Net assets at end of period (000 omitted)	$57		$53

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)
Class R4

Net asset value, beginning of period	$10.59		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.66		0.55
Total from investment operations	$0.76		$0.69
Less distributions declared to shareholders
From net investment income	$—		$(0.06)
From net realized gain on investments	—		(0.04)
Total distributions declared to shareholders	$—		$(0.10)
Net asset value, end of period (x)	$11.35		$10.59
Total return (%) (r)(s)(x)	7.18	(n)	6.92	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.51	(a)	5.58	(a)
Expenses after expense reductions (f)	0.49	(a)	0.46	(a)
Net investment income	1.87	(a)	1.95	(a)
Portfolio turnover	26	(n)	33	(n)
Net assets at end of period (000 omitted)	$57		$53

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Period ended 5/31/16 (c)
Class R6 (formerly Class R5)

Net asset value, beginning of period	$10.59		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.66		0.55
Total from investment operations	$0.76		$0.69
Less distributions declared to shareholders
From net investment income	$—		$(0.06)
From net realized gain on investments	—		(0.04)
Total distributions declared to shareholders	$—		$(0.10)
Net asset value, end of period (x)	$11.35		$10.59
Total return (%) (r)(s)(x)	7.18	(n)	6.92	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	5.57	(a)
Expenses after expense reductions (f)	0.45	(a)	0.45	(a)
Net investment income	1.86	(a)	1.96	(a)
Portfolio turnover	26	(n)	33	(n)
Net assets at end of period (000 omitted)	$107,522		$1,925

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Value Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

23

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

24

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$108,394,502	$—	$—	$108,394,502
Mutual Funds	698,036	—	—	698,036
Total Investments	$109,092,538	$—	$—	$109,092,538

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

25

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/16
Ordinary income (including any short-term capital gains)	$25,602

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/16
Cost of investments	$105,365,418
Gross appreciation	7,362,484
Gross depreciation	(3,635,364)
Net unrealized appreciation (depreciation)	$3,727,120

As of 5/31/16
Undistributed ordinary income	20,144
Post-October capital loss deferral	(13,645)
Net unrealized appreciation (depreciation)	143,962

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

26

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/16	Period ended 5/31/16 (c)	Six months ended 11/30/16	Period ended 5/31/16 (c)
Class A	$—	$2,165	$—	$1,521
Class B	—	140	—	198
Class C	—	536	—	489
Class I	—	713	—	483
Class R1	—	140	—	198
Class R2	—	216	—	198
Class R3	—	254	—	198
Class R4	—	292	—	198
Class R6 (formerly Class R5)	—	10,545	—	7,118
Total	$—	$15,001	$—	$10,601

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Next $1.5 billion of average daily net assets	0.375%
Average daily net assets in excess of $2.5 billion	0.35%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2016, this management fee reduction amounted to $2,110, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6 (formerly Class R5)
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%

27

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2017. For the six months ended November 30, 2016, this reduction amounted to $93,390, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,427 for the six months ended November 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$635
Class B	0.75%	0.25%	1.00%	1.00%	341
Class C	0.75%	0.25%	1.00%	1.00%	850
Class R1	0.75%	0.25%	1.00%	1.00%	271
Class R2	0.25%	0.25%	0.50%	0.50%	136
Class R3	—	0.25%	0.25%	0.25%	68
Total Distribution and Service Fees					$2,301

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the six months ended November 30, 2016.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the six months ended November 30, 2016.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

28

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2016, the fee was $232, which equated to 0.0008% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $436.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 0.0362% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2016, the fee paid by the fund under this agreement was $39 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 14, 2015, MFS purchased 180,000 shares of Class R6 (formerly Class R5) and 5,000 shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4, for an aggregate amount of $2,200,000 as an initial investment in the fund.

On March 16, 2016, MFS purchased 242 shares of Class I for an aggregate amount of $2,449.

On September 22, 2016, MFS redeemed 173,516 shares of Class R6 for an aggregate amount of $1,900,000.

29

Notes to Financial Statements (unaudited) – continued

At November 30, 2016, MFS held approximately 67% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.

(4) Portfolio Securities

For the six months ended November 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $118,458,695 and $15,655,382, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/16		Period ended 5/31/16 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	26,850	$292,885	58,052	$588,547
Class B	1,854	20,070	5,678	56,952
Class C	3,747	40,226	17,818	182,004
Class I	11,814	132,219	22,591	225,973
Class R1	—	—	5,000	50,000
Class R2	—	—	5,000	50,000
Class R3	—	—	5,000	50,000
Class R4	—	—	5,000	50,000
Class R6 (formerly Class R5)	9,779,713	106,759,505	180,000	1,800,000
	9,823,978	$107,244,905	304,139	$3,053,476

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	363	$3,686
Class B	—	—	33	337
Class C	—	—	101	1,025
Class I	—	—	117	1,196
Class R1	—	—	33	337
Class R2	—	—	41	413
Class R3	—	—	44	452
Class R4	—	—	48	490
Class R6 (formerly Class R5)	—	—	1,740	17,663
	—	$—	2,520	$25,599

Shares reacquired
Class A	(10,822)	$(116,353)	(18,696)	$(187,405)
Class B	(24)	(255)	(3)	(35)
Class C	(1)	(6)	(4,882)	(46,765)
Class I	(168)	(1,825)	(4,869)	(50,200)
Class R6 (formerly Class R5)	(491,569)	(5,410,230)	—	—
	(502,584)	$(5,528,669)	(28,450)	$(284,405)

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/16		Period ended 5/31/16 (c)
	Shares	Amount	Shares	Amount
Net change
Class A	16,028	$176,532	39,719	$404,828
Class B	1,830	19,815	5,708	57,254
Class C	3,746	40,220	13,037	136,264
Class I	11,646	130,394	17,839	176,969
Class R1	—	—	5,033	50,337
Class R2	—	—	5,041	50,413
Class R3	—	—	5,044	50,452
Class R4	—	—	5,048	50,490
Class R6 (formerly Class R5)	9,288,144	101,349,275	181,740	1,817,663
	9,321,394	$101,716,236	278,209	$2,794,670

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 24%, 21%, 12%, 11%, 8%, 8%, 7%, 6%, and 2%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2016, the fund’s commitment fee and interest expense were $177 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

31

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	142,263	8,205,061	(7,649,288)	698,036

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,726	$698,036

32

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

33

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2016

MFS® BLENDED RESEARCH® GROWTH EQUITY FUND

BRW-SEM

MFS® BLENDED RESEARCH® GROWTH EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, even after a recent rise in bond yields, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth,

there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	4.3%
Amazon.com, Inc.	4.0%
Facebook, Inc., “A”	3.5%
Microsoft Corp.	3.4%
Comcast Corp., “A”	2.6%
Celgene Corp.	2.0%
Alphabet, Inc., “C”	1.9%
Gilead Sciences, Inc.	1.8%
AutoZone, Inc.	1.7%
Charter Communications, Inc., “A”	1.6%

Equity sectors
Technology	22.3%
Health Care	15.8%
Leisure	11.3%
Retailing	10.5%
Consumer Staples	7.7%
Special Products & Services	7.4%
Industrial Goods & Services	6.6%
Financial Services	6.5%
Basic Materials	3.2%
Autos & Housing	3.1%
Transportation	2.4%
Utilities & Communications	2.0%
Energy	0.3%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/16.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2016 through November 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2016 through November 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/16	Ending Account Value 11/30/16	Expenses Paid During Period (p) 6/01/16-11/30/16
A	Actual	0.73%	$1,000.00	$1,040.98	$3.73
	Hypothetical (h)	0.73%	$1,000.00	$1,021.41	$3.70
B	Actual	1.49%	$1,000.00	$1,037.18	$7.61
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
C	Actual	1.49%	$1,000.00	$1,037.18	$7.61
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
I	Actual	0.49%	$1,000.00	$1,041.91	$2.51
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R1	Actual	1.49%	$1,000.00	$1,037.18	$7.61
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
R2	Actual	0.99%	$1,000.00	$1,039.06	$5.06
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R3	Actual	0.74%	$1,000.00	$1,040.98	$3.79
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R4	Actual	0.49%	$1,000.00	$1,041.91	$2.51
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R6 (formerly Class R5)	Actual	0.45%	$1,000.00	$1,042.89	$2.30
	Hypothetical (h)	0.45%	$1,000.00	$1,022.81	$2.28

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.1%
Issuer	Shares/Par	Value ($)
Aerospace - 4.9%
Leidos Holdings, Inc.	13,534	$692,941
Northrop Grumman Corp.	6,750	1,685,138
Orbital ATK, Inc.	3,809	325,022
Spirit AeroSystems Holdings, Inc., “A” (a)	10,086	587,510
Textron, Inc.	19,515	898,275
United Technologies Corp.	10,587	1,140,432

		$5,329,318
Airlines - 1.3%
Copa Holdings S.A., “A”	5,806	$515,979
Delta Air Lines, Inc.	19,502	939,606

		$1,455,585
Automotive - 0.6%
Lear Corp.	5,092	$659,465

Biotechnology - 5.1%
Alexion Pharmaceuticals, Inc. (a)	1,675	$205,338
Amgen, Inc.	5,383	775,529
Biogen, Inc. (a)	1,645	483,745
Celgene Corp. (a)	18,333	2,172,644
Gilead Sciences, Inc.	27,104	1,997,565

		$5,634,821
Broadcasting - 0.5%
Walt Disney Co.	5,266	$521,966

Business Services - 6.1%
Accenture PLC, “A”	13,145	$1,569,907
Cognizant Technology Solutions Corp., “A” (a)	22,274	1,226,852
FleetCor Technologies, Inc. (a)	9,621	1,436,800
Gartner, Inc. (a)	8,785	903,274
Global Payments, Inc.	17,598	1,206,343
Realogy Holdings Corp.	14,559	351,600

		$6,694,776
Cable TV - 4.2%
Charter Communications, Inc., “A” (a)	6,388	$1,758,680
Comcast Corp., “A”	40,312	2,802,087

		$4,560,767

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 2.8%
LyondellBasell Industries N.V., “A”	17,250	$1,558,020
Monsanto Co.	14,345	1,473,375

		$3,031,395
Computer Software - 6.0%
Adobe Systems, Inc. (a)	13,327	$1,370,149
Intuit, Inc.	13,609	1,547,071
Microsoft Corp.	61,088	3,681,163

		$6,598,383
Computer Software - Systems - 5.9%
Apple, Inc.	42,814	$4,731,803
NCR Corp. (a)	23,465	909,269
NetApp, Inc.	17,543	641,372
Vantiv, Inc., “A” (a)	3,917	221,036

		$6,503,480
Construction - 2.5%
Lennox International, Inc.	2,634	$391,597
Owens Corning	22,031	1,131,953
Sherwin-Williams Co.	4,395	1,180,805

		$2,704,355
Consumer Products - 1.8%
Coty, Inc., “A”	35,162	$657,881
Estee Lauder Cos., Inc., “A”	13,708	1,065,112
Tupperware Brands Corp.	4,289	237,782

		$1,960,775
Consumer Services - 1.3%
Priceline Group, Inc. (a)	947	$1,423,985

Electronics - 2.5%
Broadcom Corp.	4,171	$711,114
NVIDIA Corp.	13,008	1,199,338
Texas Instruments, Inc.	10,627	785,654

		$2,696,106
Energy - Independent - 0.3%
Parsley Energy, Inc., “A” (a)	8,609	$328,433

Food & Beverages - 3.7%
Archer Daniels Midland Co.	29,446	$1,272,951
Coca-Cola Co.	5,034	203,122

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
J.M. Smucker Co.	7,911	$996,390
Mondelez International, Inc.	20,792	857,462
PepsiCo, Inc.	4,049	405,305
Pilgrim’s Pride Corp.	18,488	325,574

		$4,060,804
Food & Drug Stores - 0.5%
CVS Health Corp.	7,629	$586,594

Gaming & Lodging - 1.5%
Carnival Corp.	23,832	$1,225,203
Marriott International, Inc., “A”	5,911	465,669

		$1,690,872
General Merchandise - 0.7%
Dollar Tree, Inc. (a)	9,217	$812,570

Health Maintenance Organizations - 0.4%
UnitedHealth Group, Inc.	3,045	$482,084

Insurance - 1.7%
MetLife, Inc.	18,315	$1,007,508
Prudential Financial, Inc.	8,499	854,999

		$1,862,507
Internet - 7.0%
Alphabet, Inc., “A” (a)	2,207	$1,712,367
Alphabet, Inc., “C” (a)	2,787	2,112,657
Facebook, Inc., “A” (a)	32,041	3,794,295

		$7,619,319
Leisure & Toys - 1.5%
Electronic Arts, Inc. (a)	21,276	$1,685,910

Machinery & Tools - 1.7%
Roper Technologies, Inc.	3,906	$707,416
United Rentals, Inc. (a)	11,870	1,200,176

		$1,907,592
Major Banks - 1.2%
Bank of America Corp.	63,856	$1,348,639

Medical & Health Technology & Services - 2.7%
Express Scripts Holding Co. (a)	15,663	$1,188,508
HCA Holdings, Inc. (a)	16,495	1,169,331

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - continued
McKesson Corp.	4,370	$628,450

		$2,986,289
Medical Equipment - 4.6%
Edwards Lifesciences Corp. (a)	14,054	$1,164,374
Hologic, Inc. (a)	24,911	953,593
Medtronic PLC	12,417	906,565
Stryker Corp.	5,807	660,024
Thermo Fisher Scientific, Inc.	9,330	1,307,226

		$4,991,782
Network & Telecom - 0.9%
Cisco Systems, Inc.	33,648	$1,003,383

Other Banks & Diversified Financials - 1.9%
Discover Financial Services	16,959	$1,149,311
Visa, Inc., “A”	11,828	914,541

		$2,063,852
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	4,798	$270,799
Eli Lilly & Co.	24,298	1,630,882
Merck & Co., Inc.	22,225	1,359,948

		$3,261,629
Precious Metals & Minerals - 0.4%
Newmont Mining Corp.	13,464	$436,772

Railroad & Shipping - 0.8%
Union Pacific Corp.	9,099	$922,002

Real Estate - 1.8%
Digital Realty Trust, Inc., REIT	6,582	$607,716
Equity Lifestyle Properties, Inc., REIT	6,447	447,615
Extra Space Storage, Inc., REIT	4,650	326,244
Simon Property Group, Inc., REIT	2,996	538,231

		$1,919,806
Restaurants - 3.6%
Brinker International, Inc.	12,030	$638,913
Domino’s Pizza, Inc.	9,041	1,519,250
McDonald’s Corp.	1,621	193,337
SYSCO Corp.	10,003	532,660
YUM! Brands, Inc.	16,378	1,038,201

		$3,922,361

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 9.3%
Amazon.com, Inc. (a)	5,828	$4,374,322
AutoZone, Inc. (a)	2,324	1,820,110
Gap, Inc.	29,969	748,326
Home Depot, Inc.	4,802	621,379
Lululemon Athletica, Inc. (a)	19,341	1,102,244
Michael Kors Holdings Ltd. (a)	16,305	758,019
Urban Outfitters, Inc. (a)	23,870	754,292

		$10,178,692
Telephone Services - 1.6%
Verizon Communications, Inc.	34,519	$1,722,498

Tobacco - 2.2%
Altria Group, Inc.	22,088	$1,412,086
Philip Morris International, Inc.	11,094	979,378

		$2,391,464
Trucking - 0.2%
FedEx Corp.	1,264	$242,271

Utilities - Electric Power - 0.4%
AES Corp.	42,514	$486,785
Total Common Stocks (Identified Cost, $107,800,176)		$108,690,087

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.46% (v) (Identified Cost, $571,223)	571,223	$571,223
Total Investments (Identified Cost, $108,371,399)		$109,261,310

Other Assets, Less Liabilities - 0.4%		453,084
Net Assets - 100.0%		$109,714,394

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $107,800,176)	$108,690,087
Underlying affiliated funds, at value (identified cost, $571,223)	571,223
Total investments, at value (identified cost, $108,371,399)	$109,261,310
Receivables for
Investments sold	336,637
Fund shares sold	134,153
Dividends	146,116
Receivable from investment adviser	14,297
Other assets	47,798
Total assets	$109,940,311
Liabilities
Payable for fund shares reacquired	$189,808
Payable to affiliates
Shareholder servicing costs	58
Distribution and service fees	17
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	36,022
Total liabilities	$225,917
Net assets	$109,714,394
Net assets consist of
Paid-in capital	$108,599,332
Unrealized appreciation (depreciation) on investments	889,911
Accumulated net realized gain (loss) on investments	(95,298)
Undistributed net investment income	320,449
Net assets	$109,714,394
Shares of beneficial interest outstanding	10,256,937

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$595,024	55,776	$10.67
Class B	153,693	14,502	10.60
Class C	69,033	6,515	10.60
Class I	366,883	34,311	10.69
Class R1	53,015	5,003	10.60
Class R2	53,337	5,010	10.65
Class R3	53,499	5,014	10.67
Class R4	53,661	5,018	10.69
Class R6 (formerly Class R5)	108,316,249	10,125,788	10.70

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.32 [100 / 94.25 x $10.67]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$446,758
Dividends from underlying affiliated funds	1,763
Foreign taxes withheld	(297)
Total investment income	$448,224
Expenses
Management fee	$120,575
Distribution and service fees	2,052
Shareholder servicing costs	754
Administrative services fee	10,791
Independent Trustees’ compensation	720
Custodian fee	4,646
Shareholder communications	3,587
Audit and tax fees	25,904
Legal fees	298
Registration fees	56,143
Miscellaneous	7,207
Total expenses	$232,677
Reduction of expenses by investment adviser and distributor	(95,015)
Net expenses	$137,662
Net investment income	$310,562
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(62,455)
Underlying affiliated funds	3
Net realized gain (loss) on investments	$(62,452)
Change in unrealized appreciation (depreciation) on investments	$772,585
Net realized and unrealized gain (loss) on investments	$710,133
Change in net assets from operations	$1,020,695

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/16 (unaudited)	Period ended 5/31/16 (c)
From operations
Net investment income	$310,562	$16,401
Net realized gain (loss) on investments	(62,452)	(32,327)
Net unrealized gain (loss) on investments	772,585	117,326
Change in net assets from operations	$1,020,695	$101,400
Distributions declared to shareholders
From net investment income	$—	$(7,009)
From net realized gain on investments	—	(520)
Total distributions declared to shareholders	$—	$(7,529)
Change in net assets from fund share transactions	$104,822,020	$3,777,808
Total change in net assets	$105,842,715	$3,871,679
Net assets
At beginning of period	3,871,679	—
At end of period (including undistributed net investment income of $320,449 and $9,887, respectively)	$109,714,394	$3,871,679

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 11/30/16		Period ended 5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.25		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		0.22
Total from investment operations	$0.42		$0.28
Less distributions declared to shareholders
From net investment income	$—		$(0.03)
From net realized gain on investments	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.03)
Net asset value, end of period (x)	$10.67		$10.25
Total return (%) (r)(s)(t)(x)	4.10	(n)	2.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.62	(a)	5.24	(a)
Expenses after expense reductions (f)	0.73	(a)	0.69	(a)
Net investment income	0.76	(a)	0.82	(a)
Portfolio turnover	27	(n)	28	(n)
Net assets at end of period (000 omitted)	$595		$352

See Notes to Financial Statements

14

Financial Highlights – continued

Class B	Six months ended 11/30/16		Period ended 5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.22		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		0.22
Total from investment operations	$0.38		$0.22
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)
From net realized gain on investments	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.00	)(w)
Net asset value, end of period (x)	$10.60		$10.22
Total return (%) (r)(s)(t)(x)	3.72	(n)	2.27	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.47	(a)	6.82	(a)
Expenses after expense reductions (f)	1.49	(a)	1.46	(a)
Net investment income	(0.00	)(a)	0.01	(a)
Portfolio turnover	27	(n)	28	(n)
Net assets at end of period (000 omitted)	$154		$113

See Notes to Financial Statements

15

Financial Highlights – continued

Class C	Six months ended 11/30/16		Period ended 5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.22		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		0.22
Total from investment operations	$0.38		$0.22
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)
From net realized gain on investments	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.00	)(w)
Net asset value, end of period (x)	$10.60		$10.22
Total return (%) (r)(s)(t)(x)	3.72	(n)	2.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.53	(a)	6.92	(a)
Expenses after expense reductions (f)	1.49	(a)	1.46	(a)
Net investment income (loss)	(0.01	)(a)	0.02	(a)
Portfolio turnover	27	(n)	28	(n)
Net assets at end of period (000 omitted)	$69		$62

See Notes to Financial Statements

16

Financial Highlights – continued

Class I	Six months ended 11/30/16		Period ended 5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.26		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		0.21
Total from investment operations	$0.43		$0.29
Less distributions declared to shareholders
From net investment income	$—		$(0.03)
From net realized gain on investments	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.03)
Net asset value, end of period (x)	$10.69		$10.26
Total return (%) (r)(s)(x)	4.19	(n)	2.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.60	(a)	4.67	(a)
Expenses after expense reductions (f)	0.49	(a)	0.46	(a)
Net investment income	1.00	(a)	1.06	(a)
Portfolio turnover	27	(n)	28	(n)
Net assets at end of period (000 omitted)	$367		$286

See Notes to Financial Statements

17

Financial Highlights – continued

Class R1	Six months ended 11/30/16		Period ended 5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.22		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		0.22
Total from investment operations	$0.38		$0.22
From net investment income	$—		$(0.00	)(w)
From net realized gain on investments	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.00	)(w)
Net asset value, end of period (x)	$10.60		$10.22
Total return (%) (r)(s)(x)	3.72	(n)	2.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.56	(a)	7.04	(a)
Expenses after expense reductions (f)	1.49	(a)	1.46	(a)
Net investment income (loss)	(0.01	)(a)	0.01	(a)
Portfolio turnover	27	(n)	28	(n)
Net assets at end of period (000 omitted)	$53		$51

See Notes to Financial Statements

18

Financial Highlights – continued

Class R2	Six months ended 11/30/16		Period ended 5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.24		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		0.22
Total from investment operations	$0.41		$0.26
Less distributions declared to shareholders
From net investment income	$—		$(0.02)
From net realized gain on investments	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.02)
Net asset value, end of period (x)	$10.65		$10.24
Total return (%) (r)(s)(x)	4.00	(n)	2.61	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.06	(a)	6.54	(a)
Expenses after expense reductions (f)	0.99	(a)	0.96	(a)
Net investment income	0.49	(a)	0.51	(a)
Portfolio turnover	27	(n)	28	(n)
Net assets at end of period (000 omitted)	$53		$51
See Notes to Financial Statements

19

Financial Highlights – continued

Class R3	Six months ended 11/30/16		Period ended 5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.25		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		0.23
Total from investment operations	$0.42		$0.28
Less distributions declared to shareholders
From net investment income	$—		$(0.03)
From net realized gain on investments	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.03)
Net asset value, end of period (x)	$10.67		$10.25
Total return (%) (r)(s)(x)	4.10	(n)	2.79	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.81	(a)	6.29	(a)
Expenses after expense reductions (f)	0.74	(a)	0.71	(a)
Net investment income	0.74	(a)	0.76	(a)
Portfolio turnover	27	(n)	28	(n)
Net assets at end of period (000 omitted)	$53		$51

See Notes to Financial Statements

20

Financial Highlights – continued

Class R4	Six months ended 11/30/16		Period ended 5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.26		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		0.22
Total from investment operations	$0.43		$0.29
Less distributions declared to shareholders
From net investment income	$—		$(0.03)
From net realized gain on investments	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.03)
Net asset value, end of period (x)	$10.69		$10.26
Total return (%) (r)(s)(x)	4.19	(n)	2.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.56	(a)	6.04	(a)
Expenses after expense reductions (f)	0.49	(a)	0.46	(a)
Net investment income	0.99	(a)	1.01	(a)
Portfolio turnover	27	(n)	28	(n)
Net assets at end of period (000 omitted)	$54		$51

See Notes to Financial Statements

21

Financial Highlights – continued

Class R6 (formerly Class R5)	Six months ended 11/30/16		Period ended 5/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.26		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		0.22
Total from investment operations	$0.44		$0.29
Less distributions declared to shareholders
From net investment income	$—		$(0.03)
From net realized gain on investments	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.03)
Net asset value, end of period (x)	$10.70		$10.26
Total return (%) (r)(s)(x)	4.29	(n)	2.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	5.80	(a)
Expenses after expense reductions (f)	0.45	(a)	0.45	(a)
Net investment income	1.04	(a)	1.01	(a)
Portfolio turnover	27	(n)	28	(n)
Net assets at end of period (000 omitted)	$108,316		$2,853

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Growth Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

23

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

24

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$108,690,087	$—	$—	$108,690,087
Mutual Funds	571,223	—	—	571,223
Total Investments	$109,261,310	$—	$—	$109,261,310

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

25

Notes to Financial Statements (unaudited) – continued

asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/16
Ordinary income (including any short-term capital gains)	$7,529

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/16
Cost of investments	$108,375,351
Gross appreciation	4,741,042
Gross depreciation	(3,855,083)
Net unrealized appreciation (depreciation)	$885,959

As of 5/31/16
Undistributed ordinary income	9,887
Post-October capital loss deferral	(28,894)
Net unrealized appreciation (depreciation)	113,374

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

26

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/16	Year ended 5/31/16 (c)	Six months ended 11/30/16	Year ended 5/31/16 (c)
Class A	$—	$253	$—	$20
Class B	—	27	—	13
Class C	—	21	—	12
Class I	—	185	—	13
Class R1	—	19	—	11
Class R2	—	94	—	12
Class R3	—	131	—	11
Class R4	—	168	—	12
Class R6 (formerly Class R5)	—	6,111	—	416
Total	$—	$7,009	$—	$520

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Next $1.5 billion of average daily net assets	0.375%
Average daily net assets in excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2016, this management fee reduction amounted to $2,149, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6 (formerly Class R5)
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%

27

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2017. For the six months ended November 30, 2016, this reduction amounted to $92,843, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,041 for the six months ended November 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$547
Class B	0.75%	0.25%	1.00%	1.00%	713
Class C	0.75%	0.25%	1.00%	1.00%	333
Class R1	0.75%	0.25%	1.00%	1.00%	261
Class R2	0.25%	0.25%	0.50%	0.50%	132
Class R3	—	0.25%	0.25%	0.25%	66
Total Distribution and Service Fees					$2,052

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2016, this rebate amounted to $23 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges imposed during the six months ended November 30, 2016.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

28

Notes to Financial Statements (unaudited) – continued

six months ended November 30, 2016, the fee was $281 which equated to 0.0009% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2016, the out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $473.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 0.0358% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2016, the fee paid by the fund under this agreement was $41 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

At November 30, 2016, MFS held approximately 77% of the outstanding shares of Class C and 100% of the outstanding shares each of Class R1, Class R2, Class R3, and Class R4.

The fund is permitted to engage in purchase transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended November 30, 2016 the fund engaged in purchase transactions pursuant to this policy, which amounted to $7,045,738.

29

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended November 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $121,126,501 and $16,946,157, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/16		Period ended 5/31/16 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	26,420	$278,180	35,343	$349,579
Class B	3,441	35,493	11,060	110,918
Class C	481	4,983	6,158	61,250
Class I	14,176	150,964	27,853	269,760
Class R1	—	—	5,000	50,000
Class R2	—	—	5,000	49,999
Class R3	—	—	5,000	50,001
Class R4	—	—	5,000	50,000
Class R6 (formerly Class R5)	10,234,806	108,615,578	277,457	2,790,000
	10,279,324	$109,085,198	377,871	$3,781,507

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	27	$273
Class B	—	—	4	40
Class C	—	—	3	33
Class I	—	—	20	198
Class R1	—	—	3	30
Class R2	—	—	10	106
Class R3	—	—	14	142
Class R4	—	—	18	180
Class R6 (formerly Class R5)	—	—	646	6,527
	—	$—	745	$7,529

Shares reacquired
Class A	(5,030)	$(53,672)	(984)	$(10,041)
Class B	(3)	(35)	—	—
Class C	—	(3)	(127)	(1,177)
Class I	(7,737)	(82,479)	(1)	(10)
Class R6 (formerly Class R5)	(387,121)	(4,126,989)	—	—
	(399,891)	$(4,263,178)	(1,112)	$(11,228)

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/16		Period ended 5/31/16 (c)
	Shares	Amount	Shares	Amount
Net change
Class A	21,390	$224,508	34,386	$339,811
Class B	3,438	35,458	11,064	110,958
Class C	481	4,980	6,034	60,106
Class I	6,439	68,485	27,872	269,948
Class R1	—	—	5,003	50,030
Class R2	—	—	5,010	50,105
Class R3	—	—	5,014	50,143
Class R4	—	—	5,018	50,180
Class R6 (formerly Class R5)	9,847,685	104,488,589	278,103	2,796,527
	9,879,433	$104,822,020	377,504	$3,777,808

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 23%, 20%, 12%, 10%, 8%, 7%, 6%, 6%, and 2%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2016, the fund’s commitment fee and interest expense were $181 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

31

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	150,503	11,157,069	(10,736,349)	571,223

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$3	$—	$1,763	$571,223

32

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

33

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2016

MFS® BLENDED RESEARCH® MID CAP EQUITY FUND

BMS-SEM

MFS® BLENDED RESEARCH® MID CAP EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, even after a recent rise in bond yields, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth,

there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
NVIDIA Corp.	2.3%
Fifth Third Bancorp	1.9%
Electronic Arts, Inc.	1.8%
East West Bancorp, Inc.	1.7%
NCR Corp.	1.7%
Oasis Petroleum LLC	1.7%
FMC Technologies, Inc.	1.6%
Regal Beloit Corp.	1.5%
Lincoln National Corp.	1.5%
Domino’s Pizza, Inc.	1.5%

Equity sectors
Financial Services	19.8%
Technology	11.2%
Industrial Goods & Services	10.2%
Health Care	8.2%
Retailing	7.4%
Utilities & Communications	7.2%
Energy	7.1%
Leisure	6.6%
Basic Materials	5.9%
Consumer Staples	5.8%
Special Products & Services	4.7%
Transportation	2.7%
Autos & Housing	2.4%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/16.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 19, 2016 through November 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 19, 2016 through November 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/19/16	Ending Account Value 11/30/16	Expenses Paid During Period (p) 8/19/16-11/30/16
A	Actual	0.81%	$1,000.00	$1,026.00	$2.34
	Hypothetical (h)	0.81%	$1,000.00	$1,021.01	$4.10
B	Actual	1.56%	$1,000.00	$1,024.00	$4.50
	Hypothetical (h)	1.56%	$1,000.00	$1,017.25	$7.89
C	Actual	1.56%	$1,000.00	$1,024.00	$4.50
	Hypothetical (h)	1.56%	$1,000.00	$1,017.25	$7.89
I	Actual	0.56%	$1,000.00	$1,027.00	$1.62
	Hypothetical (h)	0.56%	$1,000.00	$1,022.26	$2.84
R1	Actual	1.56%	$1,000.00	$1,024.00	$4.50
	Hypothetical (h)	1.56%	$1,000.00	$1,017.25	$7.89
R2	Actual	1.06%	$1,000.00	$1,025.00	$3.06
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
R3	Actual	0.81%	$1,000.00	$1,026.00	$2.34
	Hypothetical (h)	0.81%	$1,000.00	$1,021.01	$4.10
R4	Actual	0.56%	$1,000.00	$1,027.00	$1.62
	Hypothetical (h)	0.56%	$1,000.00	$1,022.26	$2.84
R6 (formerly Class R5)	Actual	0.55%	$1,000.00	$1,026.00	$1.59
	Hypothetical (h)	0.55%	$1,000.00	$1,022.31	$2.79

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 104/365 for Actual Expenses (for Hypothetical Expenses, multiplied by 183/365 to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, August 19, 2016, through November 30, 2016. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended November 30, 2016.

4

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.2%
Issuer	Shares/Par	Value ($)
Aerospace - 3.4%
Leidos Holdings, Inc.	43,930	$2,249,216
Orbital ATK, Inc.	4,394	374,940
Spirit AeroSystems Holdings, Inc., “A” (a)	17,249	1,004,754
Textron, Inc.	51,518	2,371,374

		$6,000,284
Airlines - 2.7%
Alaska Air Group, Inc.	15,526	$1,277,324
Copa Holdings S.A., “A”	14,502	1,288,793
Southwest Airlines Co.	20,622	961,191
United Continental Holdings, Inc. (a)	17,319	1,194,145

		$4,721,453
Alcoholic Beverages - 0.5%
Constellation Brands, Inc., “A”	6,193	$936,010

Apparel Manufacturers - 1.4%
PVH Corp.	23,289	$2,467,237

Automotive - 1.0%
Goodyear Tire & Rubber Co.	58,025	$1,780,787

Brokerage & Asset Managers - 1.2%
Intercontinental Exchange, Inc.	16,863	$934,210
Navient Corp.	71,048	1,224,157

		$2,158,367
Business Services - 4.7%
Fidelity National Information Services, Inc.	31,286	$2,414,966
FleetCor Technologies, Inc. (a)	14,584	2,177,975
Global Payments, Inc.	34,109	2,338,172
Realogy Holdings Corp.	11,447	276,445
Total System Services, Inc.	21,562	1,061,282

		$8,268,840
Chemicals - 0.7%
Huntsman Corp.	59,189	$1,153,002

Computer Software - 3.2%
Akamai Technologies, Inc. (a)	7,764	$517,859
Intuit, Inc.	21,485	2,442,415

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Manhattan Associates, Inc. (a)	30,894	$1,618,846
VeriSign, Inc.	12,076	952,193

		$5,531,313
Computer Software - Systems - 2.9%
NCR Corp.	76,845	$2,977,744
NetApp, Inc.	11,949	436,855
Vantiv, Inc., “A” (a)	27,396	1,545,956

		$4,960,555
Construction - 1.4%
Owens Corning	44,380	$2,280,244
Sherwin-Williams Co.	392	105,319

		$2,385,563
Consumer Products - 0.9%
Coty, Inc., “A”	40,883	$764,921
Newell Brands, Inc.	18,394	864,702

		$1,629,623
Containers - 1.8%
Graphic Packaging Holding Co.	86,644	$1,089,115
Owens-Illinois, Inc. (a)	111,580	2,049,725

		$3,138,840
Electrical Equipment - 0.2%
AMETEK, Inc.	1,647	$77,985
Johnson Controls International PLC	6,076	273,298

		$351,283
Electronics - 2.4%
Analog Devices, Inc.	1,567	$116,334
NVIDIA Corp.	43,736	4,032,459

		$4,148,793
Energy - Independent - 5.5%
Antero Resources Corp. (a)	69,159	$1,693,704
Oasis Petroleum LLC (a)	198,534	2,972,054
PDC Energy, Inc. (a)	11,421	850,293
Range Resources Corp.	49,998	1,758,930
Rice Energy, Inc. (a)	96,448	2,348,509

		$9,623,490
Engineering - Construction - 0.8%
Quanta Services, Inc.	39,833	$1,343,169

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 4.3%
Flowers Foods, Inc.	91,507	$1,420,189
J.M. Smucker Co.	13,411	1,689,115
Mead Johnson Nutrition Co., “A”	13,958	1,006,232
Pilgrim’s Pride Corp.	32,306	568,909
Seaboard Corp. (a)	235	961,855
Tyson Foods, Inc., “A”	32,889	1,868,424

		$7,514,724
Food & Drug Stores - 0.4%
Sally Beauty Holdings, Inc.	26,268	$687,959

Gaming & Lodging - 1.4%
International Game Technology PLC	47,048	$1,212,897
Vail Resorts, Inc.	5,725	906,840
Wynn Resorts Ltd.	2,666	271,905

		$2,391,642
Health Maintenance Organizations - 0.6%
Molina Healthcare, Inc. (a)	14,421	$762,294
WellCare Health Plans, Inc. (a)	2,274	311,583

		$1,073,877
Insurance - 6.2%
Ameriprise Financial, Inc.	13,523	$1,544,462
Hartford Financial Services Group, Inc.	55,829	2,630,662
Lincoln National Corp.	41,794	2,678,995
Principal Financial Group, Inc.	26,503	1,528,958
Unum Group	31,561	1,334,083
Validus Holdings Ltd.	20,388	1,107,884

		$10,825,044
Internet - 0.5%
Yelp, Inc. (a)	24,565	$913,818

Leisure & Toys - 2.2%
Activision Blizzard, Inc.	18,817	$688,890
Electronic Arts, Inc. (a)	39,206	3,106,683
Take-Two Interactive Software, Inc. (a)	2,352	115,789

		$3,911,362
Machinery & Tools - 5.8%
Allison Transmission Holdings, Inc.	50,575	$1,677,573
Colfax Corp. (a)	39,469	1,484,429
Cummins, Inc.	8,769	1,243,269
Ingersoll-Rand Co. Ltd., “A”	4,241	316,124

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
Regal Beloit Corp.	37,011	$2,698,102
Timken Co.	5,410	211,261
United Rentals, Inc. (a)	24,526	2,479,824

		$10,110,582
Medical & Health Technology & Services - 1.3%
AmerisourceBergen Corp.	4,429	$345,418
Universal Health Services, Inc.	9,510	1,169,920
VCA, Inc. (a)	11,683	731,356

		$2,246,694
Medical Equipment - 6.3%
Dentsply Sirona, Inc.	34,815	$2,025,537
Edwards Lifesciences Corp.	15,752	1,305,053
Hologic, Inc. (a)	57,320	2,194,210
PerkinElmer, Inc.	38,971	1,976,609
Steris PLC	26,189	1,718,260
Zimmer Biomet Holdings, Inc.	16,959	1,727,444

		$10,947,113
Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	15,526	$1,259,159

Natural Gas - Distribution - 0.3%
Sempra Energy	5,174	$516,365

Network & Telecom - 2.2%
Juniper Networks, Inc.	57,555	$1,585,065
Motorola Solutions, Inc.	28,854	2,315,534

		$3,900,599
Oil Services - 1.6%
FMC Technologies, Inc. (a)	79,589	$2,726,719

Other Banks & Diversified Financials - 3.8%
East West Bancorp, Inc.	63,749	$3,052,302
Fifth Third Bancorp	125,223	3,258,302
Synchrony Financial	7,764	268,324

		$6,578,928
Precious Metals & Minerals - 0.7%
Newmont Mining Corp.	35,648	$1,156,421

Real Estate - 8.6%
AvalonBay Communities, Inc., REIT	13,330	$2,192,652
DuPont Fabros Technology, Inc., REIT	18,034	733,262

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Equity Lifestyle Properties, Inc., REIT	29,953	$2,079,637
Gramercy Property Trust, Inc., REIT	253,193	2,212,907
Medical Properties Trust, Inc., REIT	149,398	1,780,824
Mid-America Apartment Communities, Inc., REIT	22,583	2,069,280
Store Capital Corp., REIT	78,021	1,928,679
Washington Prime Group, Inc., REIT	198,534	1,989,311

		$14,986,552
Restaurants - 3.0%
Aramark	46,970	$1,616,238
Brinker International, Inc.	18,928	1,005,266
Domino’s Pizza, Inc.	15,761	2,648,478

		$5,269,982
Specialty Chemicals - 2.1%
Albemarle Corp.	12,239	$1,074,339
PolyOne Corp.	54,341	1,791,623
Univar, Inc. (a)	30,033	747,822

		$3,613,784
Specialty Stores - 5.5%
AutoZone, Inc.	3,292	$2,578,229
Dick’s Sporting Goods, Inc.	9,821	580,126
Gap, Inc.	5,421	135,362
Michael Kors Holdings Ltd. (a)	34,266	1,593,026
O’Reilly Automotive, Inc. (a)	1,255	344,498
Ross Stores, Inc.	35,314	2,386,873
Urban Outfitters, Inc. (a)	64,532	2,039,211

		$9,657,325
Telecommunications - Wireless - 0.2%
SBA Communications Corp. (a)	3,408	$337,256

Telephone Services - 1.0%
CenturyLink, Inc.	73,080	$1,718,842

Utilities - Electric Power - 5.8%
DTE Energy Co.	5,811	$540,946
FirstEnergy Corp.	72,825	2,278,694
PPL Corp.	74,099	2,479,353
Public Service Enterprise Group, Inc.	54,496	2,251,230
Xcel Energy, Inc.	63,423	2,474,131

		$10,024,354
Total Common Stocks (Identified Cost, $167,599,393)		$172,967,710

9

Portfolio of Investments (unaudited) – continued

Money Market Funds - 0.6%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.46% (v) (Identified Cost, $1,089,085)	1,089,085	$1,089,085
Total Investments (Identified Cost, $168,688,478)		$174,056,795

Other Assets, Less Liabilities - 0.2%		304,064
Net Assets - 100.0%		$174,360,859

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $167,599,393)	$172,967,710
Underlying affiliated funds, at value (identified cost, $1,089,085)	1,089,085
Total investments, at value (identified cost, $168,688,478)	$174,056,795
Receivables for
Investments sold	668,709
Fund shares sold	23,892
Dividends	241,880
Receivable from investment adviser	1,965
Total assets	$174,993,241
Liabilities
Payable for fund shares reacquired	$600,979
Payable to affiliates
Shareholder servicing costs	196
Distribution and service fees	12
Accrued expenses and other liabilities	31,195
Total liabilities	$632,382
Net assets	$174,360,859
Net assets consist of
Paid-in capital	$169,390,055
Unrealized appreciation (depreciation) on investments	5,368,317
Accumulated net realized gain (loss) on investments	(912,499)
Undistributed net investment income	514,986
Net assets	$174,360,859
Shares of beneficial interest outstanding	16,987,149

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$51,297	5,000	$10.26
Class B	51,188	5,000	10.24
Class C	51,188	5,000	10.24
Class I	51,333	5,000	10.27
Class R1	51,188	5,000	10.24
Class R2	51,261	5,000	10.25
Class R3	51,297	5,000	10.26
Class R4	51,333	5,000	10.27
Class R6 (formerly Class R5)	173,950,774	16,947,149	10.26

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.89 [100 / 94.25 x $10.26]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Period ended 11/30/16 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$762,471
Dividends from underlying affiliated funds	2,621
Total investment income	$765,092
Expenses
Management fee	$226,846
Distribution and service fees	566
Shareholder servicing costs	342
Administrative services fee	9,763
Custodian fee	9,041
Shareholder communications	1,740
Audit and tax fees	16,251
Legal fees	673
Miscellaneous	9,467
Total expenses	$274,689
Reduction of expenses by investment adviser	(24,583)
Net expenses	$250,106
Net investment income	$514,986
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(912,491)
Underlying affiliated funds	(8)
Net realized gain (loss) on investments	$(912,499)
Change in unrealized appreciation (depreciation) on investments	$5,368,317
Net realized and unrealized gain (loss) on investments	$4,455,818
Change in net assets from operations	$4,970,804

(c)	For the period from the commencement of the fund’s investment operations, August 19, 2016, through the stated period end.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Period ended 11/30/16 (c)
Change in net assets	(unaudited)
From operations
Net investment income	$514,986
Net realized gain (loss) on investments	(912,499)
Net unrealized gain (loss) on investments	5,368,317
Change in net assets from operations	$4,970,804
Change in net assets from fund share transactions	$169,390,055
Total change in net assets	$174,360,859
Net assets
At beginning of period	—
At end of period (including undistributed net investment income of $514,986)	$174,360,859

(c)	For the period from the commencement of the fund’s investment operations, August 19, 2016, through the stated period end.

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Period ended 11/30/16 (c) (unaudited)
Class A

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.24
Total from investment operations	$0.26
Net asset value, end of period (x)	$10.26
Total return (%) (r)(s)(t)(x)	2.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)
Expenses after expense reductions (f)	0.81	(a)
Net investment income	0.82	(a)
Portfolio turnover	23	(n)
Net assets at end of period (000 omitted)	$51

	Period ended 11/30/16 (c) (unaudited)
Class B

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.24
Total from investment operations	$0.24
Net asset value, end of period (x)	$10.24
Total return (%) (r)(s)(t)(x)	2.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)
Expenses after expense reductions (f)	1.56	(a)
Net investment income	0.07	(a)
Portfolio turnover	23	(n)
Net assets at end of period (000 omitted)	$51

See Notes to Financial Statements

15

Financial Highlights – continued

	Period ended 11/30/16 (c) (unaudited)
Class C

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.24
Total from investment operations	$0.24
Net asset value, end of period (x)	$10.24
Total return (%) (r)(s)(t)(x)	2.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)
Expenses after expense reductions (f)	1.56	(a)
Net investment income	0.07	(a)
Portfolio turnover	23	(n)
Net assets at end of period (000 omitted)	$51

	Period ended 11/30/16 (c) (unaudited)
Class I

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.24
Total from investment operations	$0.27
Net asset value, end of period (x)	$10.27
Total return (%) (r)(s)(x)	2.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)
Expenses after expense reductions (f)	0.56	(a)
Net investment income	1.07	(a)
Portfolio turnover	23	(n)
Net assets at end of period (000 omitted)	$51

See Notes to Financial Statements

16

Financial Highlights – continued

	Period ended 11/30/16 (c) (unaudited)
Class R1

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.24
Total from investment operations	$0.24
Net asset value, end of period (x)	$10.24
Total return (%) (r)(s)(x)	2.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)
Expenses after expense reductions (f)	1.56	(a)
Net investment income	0.07	(a)
Portfolio turnover	23	(n)
Net assets at end of period (000 omitted)	$51

	Period ended 11/30/16 (c) (unaudited)
Class R2

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.23
Total from investment operations	$0.25
Net asset value, end of period (x)	$10.25
Total return (%) (r)(s)(x)	2.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)
Expenses after expense reductions (f)	1.06	(a)
Net investment income	0.57	(a)
Portfolio turnover	23	(n)
Net assets at end of period (000 omitted)	$51

See Notes to Financial Statements

17

Financial Highlights – continued

	Period ended 11/30/16 (c) (unaudited)
Class R3

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.24
Total from investment operations	$0.26
Net asset value, end of period (x)	$10.26
Total return (%) (r)(s)(x)	2.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)
Expenses after expense reductions (f)	0.81	(a)
Net investment income	0.82	(a)
Portfolio turnover	23	(n)
Net assets at end of period (000 omitted)	$51

	Period ended 11/30/16 (c) (unaudited)
Class R4

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.24
Total from investment operations	$0.27
Net asset value, end of period (x)	$10.27
Total return (%) (r)(s)(x)	2.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)
Expenses after expense reductions (f)	0.56	(a)
Net investment income	1.06	(a)
Portfolio turnover	23	(n)
Net assets at end of period (000 omitted)	$51

See Notes to Financial Statements

18

Financial Highlights – continued

	Period ended 11/30/16 (c) (unaudited)
Class R6 (formerly Class R5)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.23
Total from investment operations	$0.26
Net asset value, end of period (x)	$10.26
Total return (%) (r)(s)(x)	2.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)
Expenses after expense reductions (f)	0.55	(a)
Net investment income	1.14	(a)
Portfolio turnover	23	(n)
Net assets at end of period (000 omitted)	$173,951

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, August 19, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Mid Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

20

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

21

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$172,967,710	$—	$—	$172,967,710
Mutual Funds	1,089,085	—	—	1,089,085
Total Investments	$174,056,795	$—	$—	$174,056,795

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the period ended November 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

22

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The fund declared no distributions for the period ended November 30, 2016.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/16
Cost of investments	$168,688,478
Gross appreciation	13,622,879
Gross depreciation	(8,254,562)
Net unrealized appreciation (depreciation)	$5,368,317

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.50%
Next $1.5 billion of average daily net assets	0.475%
Average daily net assets in excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period ended November 30, 2016, this management fee reduction amounted to $3,232, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the period ended November 30, 2016 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

23

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6 (formerly Class R5)
0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.55%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2017. For the period ended November 30, 2016, this reduction amounted to $21,351, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the period ended November 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$36
Class B	0.75%	0.25%	1.00%	1.00%	141
Class C	0.75%	0.25%	1.00%	1.00%	141
Class R1	0.75%	0.25%	1.00%	1.00%	141
Class R2	0.25%	0.25%	0.50%	0.50%	71
Class R3	—	0.25%	0.25%	0.25%	36
Total Distribution and Service Fees					$566

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended November 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the period ended November 30, 2016.

24

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges imposed during the period ended November 30, 2016.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended November 30, 2016, the fee was $152, which equated to 0.0003% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the period ended November 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $190.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended November 30, 2016 was equivalent to an annual effective rate of 0.0215% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund did not pay any compensation to the independent Trustees for the period ended November 30, 2016.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the period ended November 30, 2016, the fee paid by the fund under this agreement was $86 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

25

Notes to Financial Statements (unaudited) – continued

On August 18, 2016, MFS purchased 180,000 shares of Class R6 and 5,000 shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4, for an aggregate amount of $2,200,000 as an initial investment in the fund.

At November 30, 2016, MFS held approximately 100% of the outstanding shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the period ended November 30, 2016, the fund engaged in purchase transactions pursuant to this policy, which amounted to $2,334.

(4) Portfolio Securities

For the period ended November 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $198,730,605 and $30,218,720, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 11/30/16 (c)
	Shares	Amount
Shares sold
Class A	5,000	$50,000
Class B	5,000	50,000
Class C	5,000	50,000
Class I	5,000	50,000
Class R1	5,000	50,000
Class R2	5,000	50,000
Class R3	5,000	50,000
Class R4	5,000	50,000
Class R6 (formerly Class R5)	17,392,447	173,474,331
	17,432,447	$173,874,331

Shares reacquired
Class R6 (formerly Class R5)	(445,298)	$(4,484,276)

26

Notes to Financial Statements (unaudited) – continued

	Period ended 11/30/16 (c)
	Shares	Amount
Net change
Class A	5,000	$50,000
Class B	5,000	50,000
Class C	5,000	50,000
Class I	5,000	50,000
Class R1	5,000	50,000
Class R2	5,000	50,000
Class R3	5,000	50,000
Class R4	5,000	50,000
Class R6 (formerly Class R5)	16,947,149	168,990,055
	16,987,149	$169,390,055

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(c)	For the period from the commencement of the fund’s investment operations, August 19, 2016, through the stated period end.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 25%, 22%, 11%, 9%, 9%, 8%, 7%, 6%, and 2%, respectively, of the value of outstanding voting shares of the fund.

(6) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	16,972,151	(15,883,066)	1,089,085

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(8)	$—	$2,621	$1,089,085

27

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In April and June 2016, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (ii) information provided by MFS on the fees it charges to other registered funds managed in a similar style to the Fund, and (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July 2016 for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

28

Board Approval of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any proposed fee reductions or expense limitations for the Fund), the Fund’s effective advisory fee rate and total expense ratio would each be lower than the Broadridge expense group median. The Trustees also considered MFS’ intention to combine fundamental and quantitative research methodologies for the Fund, noting that this blended approach is likely to present certain portfolio management resource efficiencies relative to the management resources required for a more actively managed fund. As a result, the Trustees considered the Fund’s advisory fee rate in comparison to a peer group created by MFS of funds that incorporate a quantitative approach to investing. The Trustees considered that the Fund’s advisory fee would be approximately at this quantitative peer group’s median and the Fund’s total expense ratio (excluding 12b-1 fees) would be lower than this quantitative peer group’s median.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s proposed advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the proposed breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

29

Board Approval of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

30

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

31

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

32

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2016

MFS® INTERNATIONAL DIVERSIFICATION SM FUND

MDI-SEM

MFS® INTERNATIONAL DIVERSIFICATION SM FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, even after a recent rise in bond yields, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth,

there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Research International Fund	29.9%
MFS International Growth Fund	25.0%
MFS International Value Fund	25.0%
MFS Emerging Markets Equity Fund	10.0%
MFS International New Discovery Fund	10.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/16.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2016 through November 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2016 through November 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/16	Ending Account Value 11/30/16	Expenses Paid During Period (p) 6/01/16-11/30/16
A	Actual	0.35%	$1,000.00	$991.66	$1.75
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
B	Actual	1.10%	$1,000.00	$987.65	$5.48
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
C	Actual	1.10%	$1,000.00	$988.18	$5.48
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
I	Actual	0.10%	$1,000.00	$992.38	$0.50
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R1	Actual	1.10%	$1,000.00	$988.01	$5.48
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
R2	Actual	0.60%	$1,000.00	$989.57	$2.99
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R3	Actual	0.35%	$1,000.00	$991.61	$1.75
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
R4	Actual	0.10%	$1,000.00	$992.36	$0.50
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Underlying Affiliated Funds - 99.9%

Issuer	Shares/Par	Value ($)
MFS Emerging Markets Equity Fund - Class R6	19,557,767	$531,188,952
MFS International Growth Fund - Class R6	50,977,826	1,327,972,379
MFS International New Discovery Fund - Class R6	18,736,824	531,188,952
MFS International Value Fund - Class R6	37,737,209	1,327,972,380
MFS Research International Fund - Class R6	104,770,996	1,593,566,856
Total Underlying Affiliated Funds (Identified Cost, $5,125,817,590)		$5,311,889,519

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.46% (v) (Identified Cost, $1,111,133)	1,111,133	$1,111,133
Total Investments (Identified Cost, $5,126,928,723)		$5,313,000,652

Other Assets, Less Liabilities - 0.1%		4,560,289
Net Assets - 100.0%		$5,317,560,941

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

5

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Underlying affiliated funds, at value (identified cost, $5,126,928,723)	$5,313,000,652
Receivables for
Fund shares sold	52,593,893
Receivable from investment adviser	29,174
Other assets	117,254
Total assets	$5,365,740,973
Liabilities
Payables for
Investments purchased	$36,400,109
Fund shares reacquired	10,578,309
Payable to affiliates
Shareholder servicing costs	1,026,708
Distribution and service fees	60,717
Payable for independent Trustees’ compensation	15
Accrued expenses and other liabilities	114,174
Total liabilities	$48,180,032
Net assets	$5,317,560,941
Net assets consist of
Paid-in capital	$5,179,469,321
Unrealized appreciation (depreciation) on investments	186,071,929
Accumulated net realized gain (loss) on investments	(97,746,925)
Undistributed net investment income	49,766,616
Net assets	$5,317,560,941
Shares of beneficial interest outstanding	343,447,132

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,219,353,018	143,565,673	$15.46
Class B	31,760,988	2,090,432	15.19
Class C	434,130,398	28,854,191	15.05
Class I	1,730,650,339	110,719,181	15.63
Class R1	6,665,720	449,522	14.83
Class R2	60,860,027	4,007,911	15.18
Class R3	240,854,972	15,682,569	15.36
Class R4	593,285,479	38,077,653	15.58

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A for which the maximum offering prices per share was $16.40 [100 / 94.25 x $15.46]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C, shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends from underlying affiliated funds	$2,964
Other	104
Total investment income	$3,068
Expenses
Distribution and service fees	5,889,746
Shareholder servicing costs	2,352,281
Program manager fees	1,105
Administrative services fee	8,775
Independent Trustees’ compensation	29,442
Custodian fee	47,947
Reimbursement of custodian expenses	(7,098)
Shareholder communications	125,442
Audit and tax fees	19,554
Legal fees	21,839
Miscellaneous	203,637
Total expenses	$8,692,670
Reduction of expenses by investment adviser and distributor	(267,030)
Net expenses	$8,425,640
Net investment loss	$(8,422,572)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments from underlying affiliated funds	$21,124,661
Change in unrealized appreciation (depreciation) on investments	$(77,616,115)
Net realized and unrealized gain (loss) on investments	$(56,491,454)
Change in net assets from operations	$(64,914,026)

See Notes to Financial Statements

7

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 11/30/16	Year ended 5/31/16
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$(8,422,572)	$48,881,226
Net realized gain (loss) on investments	21,124,661	52,696,950
Net unrealized gain (loss) on investments	(77,616,115)	(394,036,710)
Change in net assets from operations	$(64,914,026)	$(292,458,534)
Distributions declared to shareholders
From net investment income	$—	$(70,208,931)
Change in net assets from fund share transactions	$646,784,351	$460,131,972
Total change in net assets	$581,870,325	$97,464,507
Net assets
At beginning of period	4,735,690,616	4,638,226,109
At end of period (including undistributed net investment income of $49,766,616 and $58,189,188, respectively)	$5,317,560,941	$4,735,690,616

See Notes to Financial Statements

8

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$15.59		$16.91	$16.96	$15.05	$12.19	$14.45
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03	)(c)	$0.17	$0.26	$0.17	$0.18	$0.15
Net realized and unrealized gain (loss) on investments	(0.10)		(1.24)	(0.12)	1.88	2.82	(2.30)
Total from investment operations	$(0.13)		$(1.07)	$0.14	$2.05	$3.00	$(2.15)
Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.19)	$(0.14)	$(0.14)	$(0.11)
Net asset value, end of period (x)	$15.46		$15.59	$16.91	$16.96	$15.05	$12.19
Total return (%) (r)(s)(t)(x)	(0.83	)(c)(n)	(6.36)	0.91	13.68	24.72	(14.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	(a)(c)	0.38	0.38	0.35	0.33	0.28
Expenses after expense reductions (f)(h)	0.35	(a)(c)	0.35	0.35	0.35	0.33	0.28
Net investment income (loss) (l)	(0.35	)(a)(c)	1.11	1.57	1.04	1.26	1.17
Portfolio turnover	2	(n)	3	4	2	2	8
Net assets at end of period (000 omitted)	$2,219,353		$2,388,830	$2,434,548	$2,503,563	$2,051,682	$1,562,721

See Notes to Financial Statements

9

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$15.38		$16.75	$16.76	$14.85	$12.01	$14.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09	)(c)	$0.06	$0.14	$0.05	$0.07	$0.05
Net realized and unrealized gain (loss) on investments	(0.10)		(1.25)	(0.11)	1.86	2.78	(2.26)
Total from investment operations	$(0.19)		$(1.19)	$0.03	$1.91	$2.85	$(2.21)
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.04)	$—	$(0.01)	$—
Net asset value, end of period (x)	$15.19		$15.38	$16.75	$16.76	$14.85	$12.01
Total return (%) (r)(s)(t)(x)	(1.24	)(c)(n)	(7.09)	0.21	12.86	23.76	(15.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)(c)	1.13	1.13	1.10	1.08	1.03
Expenses after expense reductions (f)(h)	1.10	(a)(c)	1.10	1.10	1.10	1.08	1.03
Net investment income (loss) (l)	(1.10	)(a)(c)	0.37	0.83	0.29	0.54	0.42
Portfolio turnover	2	(n)	3	4	2	2	8
Net assets at end of period (000 omitted)	$31,761		$35,760	$47,145	$63,527	$75,185	$81,158
See Notes to Financial Statements

10

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$15.23		$16.60	$16.64	$14.79	$11.98	$14.18
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09	)(c)	$0.06	$0.13	$0.04	$0.07	$0.05
Net realized and unrealized gain (loss) on investments	(0.09)		(1.23)	(0.10)	1.86	2.77	(2.25)
Total from investment operations	$(0.18)		$(1.17)	$0.03	$1.90	$2.84	$(2.20)
Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.07)	$(0.05)	$(0.03)	$—
Net asset value, end of period (x)	$15.05		$15.23	$16.60	$16.64	$14.79	$11.98
Total return (%) (r)(s)(t)(x)	(1.18	)(c)(n)	(7.07)	0.21	12.84	23.74	(15.51)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)(c)	1.13	1.13	1.10	1.08	1.03
Expenses after expense reductions (f)(h)	1.10	(a)(c)	1.10	1.10	1.10	1.08	1.03
Net investment income (loss) (l)	(1.10	)(a)(c)	0.36	0.82	0.29	0.50	0.41
Portfolio turnover	2	(n)	3	4	2	2	8
Net assets at end of period (000 omitted)	$434,130		$460,869	$502,461	$505,528	$411,445	$338,295

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$15.75		$17.05	$17.10	$15.16	$12.27	$14.56
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01	)(c)	$0.22	$0.31	$0.21	$0.21	$0.18
Net realized and unrealized gain (loss) on investments	(0.11)		(1.26)	(0.13)	1.91	2.86	(2.33)
Total from investment operations	$(0.12)		$(1.04)	$0.18	$2.12	$3.07	$(2.15)
Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.23)	$(0.18)	$(0.18)	$(0.14)
Net asset value, end of period (x)	$15.63		$15.75	$17.05	$17.10	$15.16	$12.27
Total return (%) (r)(s)(x)	(0.76	)(c)(n)	(6.09)	1.16	13.99	25.08	(14.75)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)(c)	0.13	0.14	0.10	0.08	0.03
Expenses after expense reductions (f)(h)	0.10	(a)(c)	0.10	0.10	0.10	0.08	0.03
Net investment income (loss) (l)	(0.10	)(a)(c)	1.38	1.85	1.32	1.45	1.39
Portfolio turnover	2	(n)	3	4	2	2	8
Net assets at end of period (000 omitted)	$1,730,650		$1,036,517	$857,731	$694,822	$454,999	$253,555

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$15.01		$16.36	$16.43	$14.59	$11.81	$14.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08	)(c)	$0.05	$0.17	$0.04	$0.08	$0.06
Net realized and unrealized gain (loss) on investments	(0.10)		(1.21)	(0.15)	1.84	2.72	(2.24)
Total from investment operations	$(0.18)		$(1.16)	$0.02	$1.88	$2.80	$(2.18)
Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.09)	$(0.04)	$(0.02)	$(0.02)
Net asset value, end of period (x)	$14.83		$15.01	$16.36	$16.43	$14.59	$11.81
Total return (%) (r)(s)(x)	(1.20	)(c)(n)	(7.08)	0.18	12.89	23.75	(15.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)(c)	1.13	1.14	1.10	1.08	1.03
Expenses after expense reductions (f)(h)	1.10	(a)(c)	1.10	1.10	1.10	1.08	1.03
Net investment income (loss) (l)	(1.10	)(a)(c)	0.36	1.06	0.24	0.62	0.49
Portfolio turnover	2	(n)	3	4	2	2	8
Net assets at end of period (000 omitted)	$6,666		$7,736	$10,347	$9,306	$6,921	$6,393

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$15.34		$16.66	$16.71	$14.84	$12.04	$14.27
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05	)(c)	$0.13	$0.22	$0.12	$0.14	$0.11
Net realized and unrealized gain (loss) on investments	(0.11)		(1.22)	(0.12)	1.87	2.78	(2.27)
Total from investment operations	$(0.16)		$(1.09)	$0.10	$1.99	$2.92	$(2.16)
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.15)	$(0.12)	$(0.12)	$(0.07)
Net asset value, end of period (x)	$15.18		$15.34	$16.66	$16.71	$14.84	$12.04
Total return (%) (r)(s)(x)	(1.04	)(c)(n)	(6.55)	0.68	13.41	24.36	(15.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.61	(a)(c)	0.63	0.63	0.60	0.58	0.53
Expenses after expense reductions (f)(h)	0.60	(a)(c)	0.60	0.60	0.60	0.58	0.53
Net investment income (loss) (l)	(0.60	)(a)(c)	0.86	1.36	0.77	0.99	0.89
Portfolio turnover	2	(n)	3	4	2	2	8
Net assets at end of period (000 omitted)	$60,860		$59,795	$62,242	$62,817	$45,337	$30,867

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$15.49		$16.80	$16.86	$14.96	$12.13	$14.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03	)(c)	$0.17	$0.26	$0.16	$0.18	$0.15
Net realized and unrealized gain (loss) on investments	(0.10)		(1.24)	(0.12)	1.89	2.80	(2.29)
Total from investment operations	$(0.13)		$(1.07)	$0.14	$2.05	$2.98	$(2.14)
Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.20)	$(0.15)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$15.36		$15.49	$16.80	$16.86	$14.96	$12.13
Total return (%) (r)(s)(x)	(0.84	)(c)(n)	(6.34)	0.89	13.73	24.69	(14.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	(a)(c)	0.38	0.39	0.35	0.33	0.28
Expenses after expense reductions (f)(h)	0.35	(a)(c)	0.35	0.35	0.35	0.33	0.28
Net investment income (loss) (l)	(0.35	)(a)(c)	1.11	1.59	0.99	1.28	1.14
Portfolio turnover	2	(n)	3	4	2	2	8
Net assets at end of period (000 omitted)	$240,855		$230,042	$246,552	$212,909	$141,317	$79,540

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/16 (unaudited)		Years ended 5/31
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$15.70		$17.00	$17.04	$15.11	$12.24	$14.51
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01	)(c)	$0.20	$0.31	$0.23	$0.22	$0.19
Net realized and unrealized gain (loss) on investments	(0.11)		(1.24)	(0.12)	1.88	2.83	(2.32)
Total from investment operations	$(0.12)		$(1.04)	$0.19	$2.11	$3.05	$(2.13)
Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.23)	$(0.18)	$(0.18)	$(0.14)
Net asset value, end of period (x)	$15.58		$15.70	$17.00	$17.04	$15.11	$12.24
Total return (%) (r)(s)(x)	(0.76	)(c)(n)	(6.11)	1.23	13.97	24.98	(14.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)(c)	0.13	0.14	0.11	0.08	0.03
Expenses after expense reductions (f)(h)	0.10	(a)(c)	0.10	0.10	0.10	0.08	0.03
Net investment income (loss) (l)	(0.10	)(a)(c)	1.30	1.86	1.43	1.56	1.48
Portfolio turnover	2	(n)	3	4	2	2	8
Net assets at end of period (000 omitted)	$593,285		$506,597	$467,961	$328,533	$142,166	$83,109

See Notes to Financial Statements

16

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the underlying funds held by the fund at November 30, 2016 was to seek capital appreciation.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative

18

Notes to Financial Statements (unaudited) – continued

investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the

19

Notes to Financial Statements (unaudited) – continued

adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,313,000,652	$—	$—	$5,313,000,652

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

20

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as “Other” income in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

21

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/16
Ordinary income (including any short-term capital gains)	$70,208,931

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/16
Cost of investments	$5,191,314,732
Gross appreciation	274,320,319
Gross depreciation	(152,634,399)
Net unrealized appreciation (depreciation)	$121,685,920

As of 5/31/16
Undistributed ordinary income	58,189,188
Capital loss carryforwards	(54,485,577)
Net unrealized appreciation (depreciation)	199,302,035

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

5/31/19	$(54,485,577)

22

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/16	Year ended 5/31/16
Class A	$—	$36,252,987
Class B	—	475,080
Class C	—	6,042,964
Class I	—	15,418,508
Class R1	—	111,239
Class R2	—	867,568
Class R3	—	3,578,307
Class R4	—	7,328,098,
Class 529A	—	99,768
Class 529B	—	5,247
Class 529C	—	29,165
Total	$—	$70,208,931

Effective July 15, 2016, Class 529A, Class 529B, and Class 529C closed.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that fund operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2017. For the six months ended November 30, 2016, this reduction amounted to $262,928, which is included in the reduction of total expenses in the Statement of Operations.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

23

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $666,798 and $373 for the six months ended November 30, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,909,392
Class B	0.75%	0.25%	1.00%	1.00%	173,270
Class C	0.75%	0.25%	1.00%	1.00%	2,306,366
Class R1	0.75%	0.25%	1.00%	1.00%	36,992
Class R2	0.25%	0.25%	0.50%	0.50%	157,220
Class R3	—	0.25%	0.25%	0.25%	301,342
Class 529A	—	0.25%	0.25%	0.24%	1,961
Class 529B	0.75%	0.25%	1.00%	1.01%	452
Class 529C	0.75%	0.25%	1.00%	1.03%	2,751
Total Distribution and Service Fees					$5,889,746

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2016, this rebate amounted to $3,116, $8, $212, $165, $16, and $32 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. Effective July 15, 2016, Class 529A, Class 529B, and Class 529C closed.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in

24

Notes to Financial Statements (unaudited) – continued

the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2016, were as follows:

Fee
Class A	$14,061
Class B	27,252
Class C	21,161
Class 529C	13
$62,487

The fund entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. For the period June 1, 2016 through July 15, 2016, this waiver amounted to $553 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the period June 1, 2016 through July 15, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Effective July 15, 2016, Class 529A, Class 529B, and Class 529C closed and the fund will no longer charge program manager fees. Program manager fees and waivers for the period June 1, 2016 through July 15, 2016, were as follows:

	Fee	Waiver
Class 529A	$784	$392
Class 529B	45	23
Class 529C	276	138
Total Program Manager Fees and Waivers	$1,105	$553

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the fund. Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2016, shareholder servicing expenses incurred by the fund, including out-of-pocket expenses, are disclosed in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

25

Notes to Financial Statements (unaudited) – continued

services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2016 was equivalent to an annual effective rate of 0.0003% the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2016, the fee paid by the fund under this agreement was $4,758 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended November 30, 2016, purchases and sales of shares of underlying funds aggregated $732,260,536 and $94,339,711, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/16		Year ended 5/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	17,775,735	$282,990,857	37,497,615	$579,328,963
Class B	120,885	1,907,073	299,897	4,696,308
Class C	2,019,986	31,431,188	4,976,903	76,493,071
Class I	60,170,653	968,487,298	32,120,888	501,109,955
Class R1	61,061	940,622	127,812	1,945,616
Class R2	681,527	10,668,256	1,405,125	21,354,793
Class R3	2,718,286	42,911,577	4,371,305	67,443,104
Class R4	8,770,742	139,919,067	8,923,003	137,397,746
Class 529A	12,652	194,280	96,275	1,478,355
Class 529B	136	2,055	5,662	86,108
Class 529C	5,674	85,365	36,337	539,245
	92,337,337	$1,479,537,638	89,860,822	$1,391,873,264

26

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/16		Year ended 5/31/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,244,877	$35,020,088
Class B	—	—	29,141	449,643
Class C	—	—	326,941	4,995,654
Class I	—	—	749,926	11,796,329
Class R1	—	—	7,386	111,239
Class R2	—	—	40,051	614,787
Class R3	—	—	230,999	3,578,177
Class R4	—	—	420,403	6,591,916
Class 529A	—	—	6,445	99,768
Class 529B	—	—	342	5,247
Class 529C	—	—	1,926	29,165
	—	$—	4,058,437	$63,292,013

Shares reacquired
Class A	(27,406,592)	$(431,855,650)	(30,503,220)	$(469,127,612)
Class B	(355,071)	(5,562,039)	(819,629)	(12,541,771)
Class C	(3,418,862)	(53,105,767)	(5,319,973)	(80,606,213)
Class I	(15,274,975)	(244,159,755)	(17,351,232)	(268,440,669)
Class R1	(126,787)	(1,955,942)	(252,493)	(3,778,274)
Class R2	(572,550)	(8,957,833)	(1,282,001)	(19,526,627)
Class R3	(1,885,133)	(29,826,476)	(4,426,089)	(68,241,638)
Class R4	(2,967,208)	(47,401,536)	(4,600,832)	(71,566,295)
Class 529A	(450,093)	(7,037,286)	(48,136)	(739,249)
Class 529B	(25,112)	(388,576)	(4,143)	(63,290)
Class 529C	(164,158)	(2,502,427)	(27,073)	(401,667)
	(52,646,541)	$(832,753,287)	(64,634,821)	$(995,033,305)

Net change
Class A	(9,630,857)	$(148,864,793)	9,239,272	$145,221,439
Class B	(234,186)	(3,654,966)	(490,591)	(7,395,820)
Class C	(1,398,876)	(21,674,579)	(16,129)	882,512
Class I	44,895,678	724,327,543	15,519,582	244,465,615
Class R1	(65,726)	(1,015,320)	(117,295)	(1,721,419)
Class R2	108,977	1,710,423	163,175	2,442,953
Class R3	833,153	13,085,101	176,215	2,779,643
Class R4	5,803,534	92,517,531	4,742,574	72,423,367
Class 529A	(437,441)	(6,843,006)	54,584	838,874
Class 529B	(24,976)	(386,521)	1,861	28,065
Class 529C	(158,484)	(2,417,062)	11,190	166,743
	39,690,796	$646,784,351	29,284,438	$460,131,972

Effective July 15, 2016, Class 529A, Class 529B, and Class 529C closed.

27

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2016, the fund’s commitment fee and interest expense were $16,356 and $0 respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	18,783,411	1,961,536	(1,187,180)	19,557,767
MFS Institutional Money Market Portfolio	164,624	112,909,449	(111,962,940)	1,111,133
MFS International Growth Fund	44,577,045	7,113,957	(713,176)	50,977,826
MFS International New Discovery Fund	16,301,305	2,582,591	(147,072)	18,736,824
MFS International Value Fund	33,079,821	5,415,540	(758,152)	37,737,209
MFS Research International Fund	92,084,541	13,599,705	(913,250)	104,770,996

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$1,408,167	$—	$—	$531,188,952
MFS Institutional Money Market Portfolio	—	—	2,964	1,111,133
MFS International Growth Fund	5,521,576	—	—	1,327,972,379
MFS International New Discovery Fund	1,672,194	—	—	531,188,952
MFS International Value Fund	9,815,966	—	—	1,327,972,380
MFS Research International Fund	2,706,758	—	—	1,593,566,856

	$21,124,661	$—	$2,964	$5,313,000,652

28

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense

29

Board Review of Investment Advisory Agreement – continued

information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the

30

Board Review of Investment Advisory Agreement – continued

data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

31

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

32

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

33

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. However, effective January 1, 2017, the Code was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code of Ethics amended effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 13, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 13, 2017

*	Print name and title of each signing officer under his or her signature.